UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS



                                                            [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

[GRAPHIC OMITTED]

                                                            DECEMBER 31, 2005

                                                            Semi-Annual Report


WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders...................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Limited-Term Tax-Free Fund.................................    2
   California Tax-Free Fund..............................................    4
   Colorado Tax-Free Fund................................................    6
   Minnesota Tax-Free Fund...............................................    8
   National Limited-Term Tax-Free Fund...................................   10
   National Tax-Free Fund................................................   12
   Nebraska Tax-Free Fund................................................   14
Fund Expenses............................................................   16
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Limited-Term Tax-Free Fund.................................   19
   California Tax-Free Fund..............................................   22
   Colorado Tax-Free Fund................................................   29
   Minnesota Tax-Free Fund...............................................   32
   National Limited-Term Tax-Free Fund...................................   37
   National Tax-Free Fund................................................   44
   Nebraska Tax-Free Fund................................................   52
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities..................................   54
   Statements of Operations..............................................   56
   Statements of Changes in Net Assets...................................   58
   Financial Highlights..................................................   66
Notes to Financial Highlights............................................   72
--------------------------------------------------------------------------------
Notes to Financial Statements............................................   73
--------------------------------------------------------------------------------
Other Information (Unaudited)............................................   78
--------------------------------------------------------------------------------
List of Abbreviations....................................................   80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDSSM Semi-Annual report for the period ended December 31, 2005. On the following pages, you will find a discussion of the seven Funds, including the portfolio managers' performance highlights, information about the holdings, and the portfolio managers' strategic outlooks.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The expansion of the U.S. economy remains strong, with real gross domestic product (GDP), the most comprehensive measure of economic activity, growing at 3.5% for the full year 2005. This is surprisingly strong growth, given the record high energy prices reported during the six-month period. The price of crude oil rose to a new record level during the third quarter and closed the year at $61.06 a barrel, creating fears of a possible slowdown in consumer spending.

      Low interest rates and a consequent extended boom in the housing sector helped to offset the negative effects of high oil and gas prices in the first half of the year. Steady growth in employment and household incomes helped bring spending back to relatively healthy levels. Solid growth in capital spending by businesses, fueled by strong cash flow and low borrowing costs, also contributed to economic growth since the end of June.

      Rising energy prices did have an impact on inflation, pushing the inflation rate upward toward the end of 2005. The consumer price index (CPI) rose approximately 3.0% during the six months that ended December 31, 2005. The core CPI, which excludes the volatile food and energy components, was up only around 2.2% by end of year. With core inflation generally contained, the Federal Reserve (the Fed) continued its strategy of raising interest rates at a "measured pace" for the year. Since July 1, 2005, the Fed has incrementally raised the federal funds rate--its principal policy tool--from 3.25% to 4.25%. Long term bond yields did not increase with the federal funds rate, which allowed mortgage rates to remain unusually low.

STOCKS: MODERATE GAINS FOR THE YEAR
--------------------------------------------------------------------------------

      Stock prices showed little net change since mid-year. The S&P 500 Index was 1194 on July 1, 2005 and it ended the year at 1248. Strong corporate earnings helped the markets during the six-month period, while record prices for crude oil and concerns of a slowdown in worldwide economic growth capped and often reversed rallies. In the United States, the fundamentals of strong earnings and low inflation kept the equity markets steady.

BONDS: MUTED PERFORMANCE
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the federal funds rate was raised during period. Yields, however, still remain relatively low, due primarily to record demand for U.S. Treasury securities from foreign investors and the tame core inflation data.

      The high yield segment of the corporate bond market continued to perform well during the last six months. Municipal bonds generally performed better than bonds in most taxable sectors since July. Overall, by the end of 2005, municipal yields were very attractive relative to yields on comparable U.S. Treasuries.

LOOKING AHEAD
--------------------------------------------------------------------------------

      We may see some slowing in the economy in 2006 due to lingering effects from higher energy prices and higher short-term interest rates. Inflation will likely stay in check and it is expected that the Fed may pull back on its monetary tightening policy.

      We believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisors--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to achieving consistent, long-term results, offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Stephen Galiani                         11/18/1992
   Julio C. Bonilla

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.28%(1) for the six-month period ended December 31, 2005, excluding sales charge, underperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 0.42% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the second half of 2005, the Federal Reserve (the Fed) continued its policy of incrementally increasing the Federal funds rate, ending the year at 4.25%. This strategy also caused other short-term interest rates to rise. For example, in the municipal market, interest rates on bonds with one- and two-year maturities rose by about 0.60%, while rates in the 5-year, 10-year, and 15-year maturities increased by approximately 0.40%, 0.30%, and 0.20%, respectively. As a result of this flattening of the yield curve, bonds in the 4- to 12-year maturity range turned in the lowest returns, while shorter and longer maturities posted better returns.

      Because the Fund was spanned the short to intermediate parts of the yield curve, with the heaviest concentration in the four- to six-year range, it was vulnerable and it underperformed the index that targets the two- to four-year range. The Fund's best performing holdings were ultra-short, floating-rate liquidity positions, which were the big beneficiaries of increases in short-term rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No major strategic programs or changes to the Fund were initiated, but we did continue to reduce the Fund's duration gradually, which remained longer than that of the index at the end of the year. The focus of the reduction in duration was to increase the Fund's exposure to the four- to six-year maturity range while maintaining its liquidity position between 15% and 20% of the portfolio. At the margin, we also increased the Fund's holdings in prerefunded and escrowed bonds. When prerefunding occurs, the outstanding debt is refinanced, and the proceeds are invested in Treasury securities, often boosting both the credit quality and the value of the security. Prerefunded and escrowed securities represented the Fund's highest-quality positions and constituted approximately 15% of the portfolio at period-end.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At the close of 2005, the Fund's duration was 17% longer than that of its index. However, the index targeted the two- to four-year range, and, in contrast, 20% of the Fund's holdings matured in less than a year and over 40% are concentrated in the four- to six-year maturity range. The remaining positions are spread out along the short-to-intermediate portion of the yield curve.

      We anticipate that the Fed will continue to raise short-term rates during the first half of 2006, bringing the Federal funds rate to 4.75% or higher. Over the near term, we expect the Fed's demonstrated determination to maintain a preemptive anti-inflation policy to enable intermediate-term rates to remain in the broad trading range that has defined the market for over a year.

      In this environment, we anticipate reducing the Fund's duration closer to that of its benchmark. To do this, we will continue to add exposure to the four- to six-year maturity range while reducing holdings with maturities beyond six years. We also will seek to maintain the liquidity position at 20% or greater. While this portfolio restructuring will be somewhat difficult to attain, we believe it should position the Fund to continue to perform well in the current market environment and may also benefit from rising short-term rates while at the same time preparing for the possibility of a change in the secular trend. We will also continue to seek relative value trading opportunities to add to the Fund's return potential.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF CALIFORNIA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND.

(1) The Fund's Advisor has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance for Class A shares of the Fund prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance for Class C shares of the Fund prior to August 30, 2002, reflects performance of the Class A shares adjusted to reflect Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                     6-Month*  1-Year    5-Year   10-Year  6-Month*  1-Year    5-Year    10-Year
WELLS FARGO ADVANTAGE CALIFORNIA
   LIMITED-TERM TAX-FREE FUND -
   Class A (Incept. Date 11/18/1992)                  (2.75)   (1.68)      2.66     3.44      0.28     1.37      3.29      3.76
WELLS FARGO ADVANTAGE CALIFORNIA
   LIMITED-TERM TAX-FREE FUND -
   Class C (Incept. Date 08/30/2002)                  (1.10)   (0.38)      2.44     2.89     (0.10)    0.62      2.44      2.89
WELLS FARGO ADVANTAGE CALIFORNIA
   LIMITED-TERM TAX-FREE FUND -
   Administrator Class (Incept. Date 09/06/1996)                                              0.39     1.63      3.52      3.91
Benchmark
  Lehman Brothers 3-Year Municipal Bond Index(2)                                              0.42     0.87      3.70      4.18

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31,2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    AA
Weighted Average Coupon                                                    4.40%
Weighted Average Maturity                                            4.22 years
Estimated Average Duration                                           3.07 years
Portfolio Turnover                                                           43%
Net Asset Value (NAV) (Class A, C,
   Administrator)                                        $10.46, $10.45, $10.29
30-Day SEC Yield(5) (Class A, C, Administrator)              2.78%, 2.12%, 3.12%
Distribution Rate(6) (Class A, C, Administrator)             2.65%, 1.98%, 2.98%
30-Day Taxable Equivalent Yield(7)
   (Class A, C, Administrator)                               4.72%, 3.60%, 5.29%
Alternative Minimum Tax (AMT)(8)                                          17.73%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE        WELLS FARGO ADVANTAGE CA
                  CALIFORNIA LIMITED-TERM        LIMITED-TERM TAX-FREE              LEHMAN BROTHERS 3-YEAR
                   TAX-FREE FUND CLASS A           ADMINISTRATOR CLASS               MUNICIPAL BOND INDEX
                   ----------------------       ------------------------           ------------------------
12/31/1995                  9700                         10000                              $10,000
 1/31/1996                  9778                         10081                              $10,078
 2/29/1996                  9769                         10071                              $10,080
 3/31/1996                  9706                         10006                              $10,056
 4/30/1996                  9709                         10009                              $10,068
 5/31/1996                  9706                         10006                              $10,077
 6/30/1996                  9755                         10056                              $10,137
 7/31/1996                  9824                         10127                              $10,194
 8/31/1996                  9831                         10135                              $10,208
 9/30/1996                  9895                         10202                              $10,271
10/31/1996                  9972                         10273                              $10,342
11/30/1996                 10081                         10397                              $10,439
12/31/1996                 10073                         10389                              $10,444
 1/31/1997                 10118                         10425                              $10,489
 2/28/1997                 10167                         10477                              $10,540
 3/31/1997                 10090                         10406                              $10,486
 4/30/1997                 10132                         10440                              $10,531
 5/31/1997                 10225                         10547                              $10,617
 6/30/1997                 10285                         10610                              $10,679
 7/31/1997                 10427                         10749                              $10,806
 8/31/1997                 10402                         10722                              $10,785
 9/30/1997                 10464                         10787                              $10,862
10/31/1997                 10500                         10824                              $10,910
11/30/1997                 10520                         10846                              $10,942
12/31/1997                 10589                         10918                              $11,016
 1/31/1998                 10685                         11019                              $11,089
 2/28/1998                 10695                         11030                              $11,112
 3/31/1998                 10687                         11021                              $11,130
 4/30/1998                 10659                         10991                              $11,115
 5/31/1998                 10754                         11091                              $11,218
 6/30/1998                 10787                         11125                              $11,255
 7/31/1998                 10833                         11173                              $11,296
 8/31/1998                 10979                         11326                              $11,406
 9/30/1998                 11106                         11448                              $11,478
10/31/1998                 11121                         11475                              $11,534
11/30/1998                 11153                         11509                              $11,562
12/31/1998                 11167                         11521                              $11,590
 1/31/1999                 11277                         11637                              $11,694
 2/28/1999                 11245                         11603                              $11,707
 3/31/1999                 11270                         11640                              $11,718
 4/30/1999                 11274                         11633                              $11,754
 5/31/1999                 11232                         11588                              $11,737
 6/30/1999                 11093                         11454                              $11,667
 7/31/1999                 11161                         11514                              $11,724
 8/31/1999                 11141                         11493                              $11,739
 9/30/1999                 11186                         11552                              $11,783
10/31/1999                 11155                         11521                              $11,784
11/30/1999                 11212                         11569                              $11,836
12/31/1999                 11171                         11538                              $11,817
 1/31/2000                 11207                         11576                              $11,838
 2/29/2000                 11254                         11626                              $11,876
 3/31/2000                 11340                         11717                              $11,937
 4/30/2000                 11313                         11690                              $11,938
 5/31/2000                 11334                         11713                              $11,951
 6/30/2000                 11500                         11888                              $12,102
 7/31/2000                 11589                         11982                              $12,199
 8/31/2000                 11712                         12112                              $12,293
 9/30/2000                 11685                         12084                              $12,296
10/31/2000                 11740                         12143                              $12,365
11/30/2000                 11794                         12201                              $12,415
12/31/2000                 11931                         12346                              $12,554
 1/31/2001                 12075                         12486                              $12,744
 2/28/2001                 12098                         12511                              $12,793
 3/31/2001                 12135                         12563                              $12,883
 4/30/2001                 12031                         12454                              $12,864
 5/31/2001                 12123                         12553                              $12,982
 6/30/2001                 12191                         12625                              $13,040
 7/31/2001                 12295                         12736                              $13,146
 8/31/2001                 12435                         12884                              $13,283
 9/30/2001                 12442                         12880                              $13,349
10/31/2001                 12532                         12988                              $13,435
11/30/2001                 12466                         12907                              $13,394
12/31/2001                 12433                         12886                              $13,381
 1/31/2002                 12575                         13024                              $13,551
 2/28/2002                 12676                         13132                              $13,653
 3/31/2002                 12443                         12900                              $13,449
 4/30/2002                 12631                         13099                              $13,647
 5/31/2002                 12734                         13196                              $13,726
 6/30/2002                 12801                         13280                              $13,844
 7/31/2002                 12903                         13390                              $13,952
 8/31/2002                 13018                         13499                              $14,041
 9/30/2002                 13192                         13684                              $14,151
10/31/2002                 12987                         13481                              $14,074
11/30/2002                 13000                         13498                              $14,078
12/31/2002                 13188                         13685                              $14,280
 1/31/2003                 13153                         13651                              $14,325
 2/28/2003                 13264                         13771                              $14,418
 3/31/2003                 13240                         13762                              $14,401
 4/30/2003                 13301                         13816                              $14,440
 5/31/2003                 13437                         13963                              $14,551
 6/30/2003                 13408                         13935                              $14,528
 7/31/2003                 13177                         13708                              $14,397
 8/31/2003                 13249                         13774                              $14,470
 9/30/2003                 13458                         13998                              $14,688
10/31/2003                 13419                         13959                              $14,618
11/30/2003                 13467                         14014                              $14,632
12/31/2003                 13496                         14046                              $14,663
 1/31/2004                 13547                         14102                              $14,713
 2/29/2004                 13659                         14225                              $14,839
 3/31/2004                 13609                         14174                              $14,799
 4/30/2004                 13417                         13988                              $14,649
 5/31/2004                 13394                         13953                              $14,592
 6/30/2004                 13422                         13985                              $14,617
 7/31/2004                 13528                         14100                              $14,726
 8/31/2004                 13699                         14286                              $14,882
 9/30/2004                 13743                         14335                              $14,898
10/31/2004                 13799                         14398                              $14,940
11/30/2004                 13712                         14308                              $14,868
12/31/2004                 13836                         14442                              $14,926
 1/31/2005                 13852                         14476                              $14,905
 2/28/2005                 13813                         14424                              $14,860
 3/31/2005                 13751                         14362                              $14,811
 4/30/2005                 13871                         14492                              $14,887
 5/31/2005                 13928                         14556                              $14,914
 6/30/2005                 13986                         14621                              $14,991
 7/31/2005                 13923                         14557                              $14,955
 8/31/2005                 13993                         14648                              $15,005
 9/30/2005                 13968                         14624                              $15,012
10/31/2005                 13932                         14588                              $14,990
11/30/2005                 13948                         14608                              $15,003
12/31/2005                 14025                         14678                              $15,056

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31,2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                          46%
AA                                                                            5%
A                                                                            12%
BBB                                                                          19%
SPI                                                                          11%
Cash                                                                          4%
Unrated                                                                       3%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31,2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    24%
2-5 Years                                                                    58%
6-10 Years                                                                   16%
11-20 Years                                                                   2%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND - Administrator Class was named the Wells Fargo California Limited-Term Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund, and prior to September 6, 1996, reflects performance of the Class A shares of the predecessor fund.

(2) Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.05%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Stephen Galiani                         10/06/1988

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.76%(1) for the six-month period ended December 31, 2005, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the second half of 2005, the Federal Reserve (the Fed) continued its policy of incrementally increasing the federal funds rate, ending the year at 4.25%. This strategy also caused other short-term interest rates to rise. For example, in the municipal market, interest rates on bonds with one- and two-year maturities rose by about 0.60%, while rates in the 5-year, 10-year, and 15-year maturities increased by approximately 0.40%, 0.30%, and 0.20%, respectively. Rates on long-term bonds increased by only 0.10% to 0.15%. As a result of this flattening of the yield curve, bonds in the 4- to 12-year maturity range turned in the lowest returns, while shorter and longer maturities posted better returns.

      The Fund's modified duration was longer than that of its index for the entire six months. Moreover, relative to the index, the Fund was underweighted in the 4- to 12-year maturity range and overweighted in both the liquidity sector and the longer maturity range, which enabled the Fund to outperform its index. The Fund's best performing individual holdings were two higher-coupon, lower investment-grade bonds that were prerefunded during the period. A number of the Fund's lower investment-grade, higher-yielding securities also produced superior returns.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No major strategic programs or substantial changes to the portfolio were initiated. The Fund's modified duration remained between 10% and 15% longer than that of its index, and the Fund's liquidity position was generally maintained at about 4%. We continued to increase the Fund's holdings of prerefunded and escrowed bonds; these highest-quality positions now represent over 16% of the portfolio. Other trades were executed to realize relative value opportunities or to add to incremental yield. Notable among the relative value trades were the purchases of noncallable zero-coupon bonds when their yield spreads widened and their sale when spreads narrowed.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At the close of 2005, the Fund's duration was 13% longer than that of its index. The Fund continues to be overweighted in the longer maturity range, especially in the 12- to 17-year portion of the yield curve, and underweighted in the 4- to 12-year maturity range.

      We anticipate that the Fed will continue to raise short-term rates during the first half of 2006, bringing the Federal funds rate to 4.75% or higher. Over the near term, we expect the Fed's demonstrated determination to maintain a preemptive anti-inflation policy to enable intermediate-term rates to remain in the broad trading range that has defined the market for over a year.

      In this environment, we seek to gradually reduce the Fund's modified duration to more closely match that of its benchmark index. To do this, we will selectively liquidate higher-duration bonds and replace them with lower-duration instruments or with floating rate liquidity positions. The latter should continue to benefit from increases in the Federal funds rate. We will seek to maintain the Fund's liquidity position at about 5% or greater.

      We believe that this structure may enable the Fund to continue to perform well in the current market environment and may also benefit from rising short-term rates while at the same time preparing for the possibility of interest rates moving in new durations. We will also continue to seek relative value trading opportunities to add to the Fund's return.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF CALIFORNIA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND.

(1) The Fund's advisor has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND was named the Wells Fargo California Tax-Free Fund. Performance for Class A, Class B, and Class C shares of the Fund prior to November 8, 1999, reflects performance of the applicable share class of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Performance for Class A shares prior to December 15, 1997, reflects performance of Class A shares of the Overland Express California Tax-Free Bond Fund. Performance for the Class B shares prior to December 12, 1997, reflects performance of Class D shares of the Overland Fund. Performance for Class C shares of the Fund prior to December 12,1997, reflects performance of the Class D shares of the Overland Fund. Performance for Class B and Class C shares prior to July 1,1993, reflects performance of the Class A shares of the Overland Fund adjusted to reflect Class B and Class C sales charges and expenses, respectively.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                     6-Month*  1-Year    5-Year   10-Year  6-Month*  1-Year    5-Year    10-Year
WELLS FARGO ADVANTAGE CALIFORNIA
   TAX-FREE FUND - Class A
   (Incept. Date 10/06/1988)                          (3.75)   (0.10)     4.18     4.99       0.76     4.58      5.13      5.47
WELLS FARGO ADVANTAGE CALIFORNIA
   TAX-FREE FUND - Class B
   (Incept. Date 12/15/1997)                          (4.67)   (1.25)     3.98     4.66       0.33     3.75      4.32      4.66
WELLS FARGO ADVANTAGE CALIFORNIA
   TAX-FREE FUND - Class C
   (Incept. Date 07/01/1993)                          (0.58)    2.76      4.32     4.67       0.42     3.76      4.32      4.67
WELLS FARGO ADVANTAGE CALIFORNIA
   TAX-FREE FUND - Administrator Class (Incept. Date 12/15/1997)                              0.89     4.93      5.38      5.62
Benchmark
   Lehman Brothers Municipal Bond Index(2)                                                    0.60     3.51      5.59      5.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                    AA
Weighted Average Coupon                                                    4.19%
Weighted Average Maturity                                           15.49 years
Estimated Average Duration                                           5.96 years
Portfolio Turnover                                                           21%
Net Asset Value (NAV)
   (Class A, B, C, Administrator)                $11.24, $11.46, $11.47, $11.27
30-Day SEC Yield(5)
   (Class A, B, C, Administrator)                     4.08%, 3.51%, 3.51%, 4.53%
Distribution Rate(6) (Class A, B, C,
   Administrator )                                    4.13%, 3.57%, 3.57%, 4.57%
30-Day Taxable Equivalent Yield(7)
   (Class A, B, C, Administrator)                     6.92%, 5.95%, 5.95%, 7.68%
Alternative Minimum Tax (AMT)(8)                                           7.50%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                    CALIFORNIA TAX-FREE            CALIFORNIA TAX-FREE                 LEHMAN BROTHERS
                        FUND CLASS A             FUND ADMINISTRATOR CLASS            MUNICIPAL BOND INDEX
                   ----------------------       ------------------------           ------------------------
12/31/1995                  9551                         10000                               10,000
 1/31/1996                  9600                         10051                               10,076
 2/29/1996                  9514                          9961                               10,007
 3/31/1996                  9368                          9808                                9,879
 4/30/1996                  9327                          9765                                9,852
 5/31/1996                  9334                          9773                                9,848
 6/30/1996                  9443                          9887                                9,955
 7/31/1996                  9547                          9996                               10,045
 8/31/1996                  9554                         10004                               10,043
 9/30/1996                  9701                         10157                               10,183
10/31/1996                  9806                         10267                               10,298
11/30/1996                  9995                         10466                               10,487
12/31/1996                  9936                         10403                               10,443
 1/31/1997                  9953                         10422                               10,463
 2/28/1997                 10050                         10522                               10,559
 3/31/1997                  9908                         10374                               10,418
 4/30/1997                  9997                         10467                               10,506
 5/31/1997                 10147                         10625                               10,665
 6/30/1997                 10236                         10717                               10,779
 7/31/1997                 10570                         11067                               11,077
 8/31/1997                 10448                         10939                               10,973
 9/30/1997                 10566                         11063                               11,104
10/31/1997                 10631                         11131                               11,175
11/30/1997                 10680                         11182                               11,241
12/31/1997                 10827                         11337                               11,405
 1/31/1998                 10967                         11484                               11,522
 2/28/1998                 10967                         11475                               11,526
 3/31/1998                 10961                         11479                               11,536
 4/30/1998                 10916                         11432                               11,484
 5/31/1998                 11095                         11610                               11,666
 6/30/1998                 11136                         11654                               11,711
 7/31/1998                 11153                         11682                               11,740
 8/31/1998                 11340                         11878                               11,922
 9/30/1998                 11519                         12066                               12,071
10/31/1998                 11514                         12061                               12,071
11/30/1998                 11555                         12104                               12,114
12/31/1998                 11564                         12115                               12,144
 1/31/1999                 11709                         12256                               12,289
 2/28/1999                 11646                         12202                               12,234
 3/31/1999                 11690                         12238                               12,252
 4/30/1999                 11694                         12254                               12,282
 5/31/1999                 11592                         12147                               12,211
 6/30/1999                 11397                         11944                               12,035
 7/31/1999                 11433                         11983                               12,078
 8/31/1999                 11300                         11844                               11,982
 9/30/1999                 11312                         11847                               11,987
10/31/1999                 11149                         11678                               11,857
11/30/1999                 11278                         11825                               11,983
12/31/1999                 11142                         11685                               11,893
 1/31/2000                 11083                         11625                               11,841
 2/29/2000                 11277                         11819                               11,978
 3/31/2000                 11562                         12130                               12,239
 4/30/2000                 11458                         12012                               12,167
 5/31/2000                 11410                         11975                               12,104
 6/30/2000                 11751                         12322                               12,424
 7/31/2000                 11942                         12524                               12,597
 8/31/2000                 12200                         12807                               12,791
 9/30/2000                 12127                         12722                               12,725
10/31/2000                 12211                         12823                               12,863
11/30/2000                 12316                         12935                               12,961
12/31/2000                 12668                         13294                               13,281
 1/31/2001                 12720                         13362                               13,413
 2/28/2001                 12767                         13413                               13,456
 3/31/2001                 12842                         13482                               13,577
 4/30/2001                 12656                         13289                               13,430
 5/31/2001                 12798                         13451                               13,575
 6/30/2001                 12870                         13530                               13,666
 7/31/2001                 13071                         13742                               13,868
 8/31/2001                 13365                         14052                               14,097
 9/30/2001                 13323                         14010                               14,049
10/31/2001                 13456                         14152                               14,216
11/30/2001                 13356                         14037                               14,097
12/31/2001                 13200                         13888                               13,963
 1/31/2002                 13372                         14071                               14,205
 2/28/2002                 13504                         14211                               14,375
 3/31/2002                 13213                         13908                               14,093
 4/30/2002                 13421                         14129                               14,368
 5/31/2002                 13523                         14226                               14,456
 6/30/2002                 13600                         14321                               14,609
 7/31/2002                 13741                         14471                               14,797
 8/31/2002                 13931                         14673                               14,975
 9/30/2002                 14265                         15027                               15,303
10/31/2002                 13956                         14704                               15,049
11/30/2002                 13938                         14675                               14,986
12/31/2002                 14195                         14962                               15,302
 1/31/2003                 14124                         14877                               15,264
 2/28/2003                 14310                         15075                               15,477
 3/31/2003                 14313                         15082                               15,487
 4/30/2003                 14453                         15232                               15,589
 5/31/2003                 14745                         15556                               15,954
 6/30/2003                 14657                         15453                               15,885
 7/31/2003                 14127                         14898                               15,329
 8/31/2003                 14243                         15024                               15,444
 9/30/2003                 14628                         15432                               15,898
10/31/2003                 14569                         15373                               15,819
11/30/2003                 14752                         15570                               15,983
12/31/2003                 14839                         15664                               16,116
 1/31/2004                 14894                         15726                               16,208
 2/29/2004                 15169                         16018                               16,452
 3/31/2004                 15093                         15941                               16,395
 4/30/2004                 14684                         15514                               16,006
 5/31/2004                 14648                         15479                               15,949
 6/30/2004                 14717                         15555                               16,006
 7/31/2004                 14934                         15788                               16,217
 8/31/2004                 15246                         16120                               16,542
 9/30/2004                 15356                         16239                               16,629
10/31/2004                 15494                         16388                               16,772
11/30/2004                 15358                         16249                               16,635
12/31/2004                 15559                         16463                               16,838
 1/31/2005                 15754                         16673                               16,994
 2/28/2005                 15710                         16630                               16,938
 3/31/2005                 15602                         16519                               16,832
 4/30/2005                 15894                         16831                               17,098
 5/31/2005                 16049                         16999                               17,219
 6/30/2005                 16148                         17121                               17,326
 7/31/2005                 16094                         17053                               17,248
 8/31/2005                 16279                         17252                               17,422
 9/30/2005                 16108                         17076                               17,305
10/31/2005                 16024                         16991                               17,200
11/30/2005                 16109                         17084                               17,282
12/31/2005                 16271                         17274                               17,431

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         56%
AA                                                                           7%
A                                                                           13%
BBB                                                                         15%
SPI                                                                          2%
Cash                                                                         1%
Unrated                                                                      6

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    6%
2-5 Years                                                                    8%
6-10 Years                                                                  13%
11-20 Years                                                                 43%
21+ Years                                                                   30%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND - Administrator Class was named the Wells Fargo California Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund, and prior to December 15, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund, adjusted for Institutional Class expenses.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality, and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and California income tax rate of 41.05%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISOR                                 SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Arthur C. Evans                         06/01/1993

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.53%(1) during the six-month period ended December 31, 2005, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2) which returned 0.60% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the second half of 2005, and for the year in general, returns in the municipal market were influenced mostly by yield-curve exposure and allocations to the higher-yielding sectors, such as tobacco and health care. The municipal yield curve continued to flatten during the six-month period, with the difference between 30-year yields and 1-year yields ending the year an additional 0.45% lower, at 1.19%. This flattening of the yield curve detracted most from the performance of credits with five- to ten-year maturities, in which the Fund was heavily weighted. Total returns during the second half of 2005 for a few select maturities within the benchmark illustrate this point: 3-year, 0.77%; 5-year, 0.20%; 10-year, 0.21%; and 30-year, 1.21%.

      The Fund's holdings of revenue bonds backed by single-family mortgages were the top performers for the period. These issues, which included the Colorado Housing & Finance Authority 6.70%, maturing on August 1, 2017, returned in excess of 4.00% for the period. True to its historical tendency, the single-family mortgage sector resisted the negative price pressures of a rising interest rate environment. Several positions in the health care sector, particularly those at the low end of the investment-grade spectrum, also performed well due to narrowing credit spreads. One example was the Fund's holdings in Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center), which returned 2.79% and matures on September 1, 2020.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We marginally increased the Fund's exposure to bonds in the 20- to 30-year maturity range. Additionally, we purchased one zero-coupon bond: E-470 Public Highway Authority, due September 1, 2020. By gradually shifting some of the Fund's intermediate exposure into longer maturities, we hoped to align the Fund's positioning more closely with that of its benchmark in preparation for the possible end to the Federal Reserve's cycle of interest rate increases. Increasing this allocation to longer-dated bonds with higher yields helped boost the Fund's performance. Additionally, we selectively increased the Fund's holdings of credits with lower investment-grade quality ratings, adding several BBB, A, and nonrated issues, such as Adonea Metropolitan District Colorado 4.375%, due December 1, 2015. Although credit spreads were approaching narrow levels, we liked these bonds because they were inexpensive on a relative value basis and provided the Fund with higher income streams.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Economic data is leading us to expect a strong start in 2006. However, we believe that strength is likely to rotate from housing and consumer spending to more of a manufacturing and business-led investment cycle. That said, the continuing impact of higher oil prices on the economy and signs that higher interest rates have begun to slow the housing market prompt us to temper our optimism with a dose of caution. We continue to maintain a neutral to slightly defensive duration stance relative to the Fund's benchmark while trying to capture trading opportunities. Additionally, we will look to adjust the Fund's maturity distribution away from concentration at the short- and long-term ends to one that is more evenly distributed across short-, intermediate-, and long-term maturities once we feel that the majority of curve flattening is behind the municipal market.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK, HIGH YIELD BOND RISK, AND STATE OF COLORADO RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND.

(1) The Fund's advisor has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND was named the Wells Fargo Colorado Tax-Free Fund. Performance for Class A and Class B shares of the Fund prior to November 8,1998, reflects performance of the applicable share class of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Performance for Class B shares prior to August 2, 1993, reflects performance of the Class A shares adjusted for Class B sales charges and expenses.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                     6-Month*  1-Year    5-Year   10-Year  6-Month*  1-Year    5-Year    10-Year
WELLS FARGO ADVANTAGE COLORADO
   TAX-FREE FUND - Class A
   (Incept. Date 06/01/1993)                          (3.99)   (1.62)      4.40     5.05      0.53     3.01      5.37      5.54
WELLS FARGO ADVANTAGE COLORADO
   TAX-FREE FUND - Class B
   (Incept. Date 08/02/1993)                          (4.85)   (2.76)      4.24     4.75      0.15     2.24      4.58      4.75
WELLS FARGO ADVANTAGE COLORADO
   TAX-FREE FUND - Administrator
   Class (Incept. Date 08/23/1993)                                                            0.66     3.27      5.54      5.62
Benchmark
Lehman Brothers Municipal Bond Index(2)                                                       0.60     3.51      5.59      5.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                    AA+
Weighted Average Coupon                                                    5.51%
Weighted Average Maturity                                           12.22 years
Estimated Average Duration                                           5.01 years
Portfolio Turnover                                                           11%
Net Asset Value (NAV)
  (Class A, B, Administrator)                            $10.77, $10.78, $10.77
30-Day SEC Yield(5) (Class A, B, Administrator)              3.92%, 3.36%, 4.36%
Distribution Rate(6) (Class A, B, Administrator)             4.04%, 3.48%, 4.47%
30-Day Taxable Equivalent Yield(7)
  (Class A, B, Administrator)                                6.32%, 5.42%, 7.03%
Alternative Minimum Tax (AMT)(8)                                          11.94%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                     COLORADO TAX-FREE              COLORADO TAX-FREE                LEHMAN BROTHERS YEAR
                        FUND CLASS A             FUND ADMINISTRATOR CLASS            MUNICIPAL BOND INDEX
                   ----------------------       ------------------------           ------------------------
12/31/1995                 9,550                         10000                               10,000
 1/31/1996                 9,619                         10072                               10,076
 2/29/1996                 9,546                         10006                               10,007
 3/31/1996                 9,429                          9883                                9,879
 4/30/1996                 9,378                          9829                                9,852
 5/31/1996                 9,407                          9850                                9,848
 6/30/1996                 9,524                          9972                                9,955
 7/31/1996                 9,635                         10089                               10,045
 8/31/1996                 9,617                         10070                               10,043
 9/30/1996                 9,774                         10235                               10,183
10/31/1996                 9,888                         10354                               10,298
11/30/1996                10,020                         10492                               10,487
12/31/1996                10,016                         10488                               10,443
 1/31/1997                10,072                         10546                               10,463
 2/28/1997                10,141                         10619                               10,559
 3/31/1997                10,005                         10476                               10,418
 4/30/1997                10,098                         10574                               10,506
 5/31/1997                10,253                         10736                               10,665
 6/30/1997                10,357                         10845                               10,779
 7/31/1997                10,694                         11198                               11,077
 8/31/1997                10,527                         11023                               10,973
 9/30/1997                10,673                         11186                               11,104
10/31/1997                10,780                         11287                               11,175
11/30/1997                10,845                         11367                               11,241
12/31/1997                11,047                         11567                               11,405
 1/31/1998                11,146                         11682                               11,522
 2/28/1998                11,146                         11671                               11,526
 3/31/1998                11,150                         11676                               11,536
 4/30/1998                11,049                         11581                               11,484
 5/31/1998                11,274                         11806                               11,666
 6/30/1998                11,319                         11852                               11,711
 7/31/1998                11,334                         11868                               11,740
 8/31/1998                11,529                         12073                               11,922
 9/30/1998                11,702                         12254                               12,071
10/31/1998                11,607                         12154                               12,071
11/30/1998                11,694                         12245                               12,114
12/31/1998                11,725                         12277                               12,144
 1/31/1999                11,848                         12406                               12,289
 2/28/1999                11,748                         12301                               12,234
 3/31/1999                11,740                         12294                               12,252
 4/30/1999                11,776                         12342                               12,282
 5/31/1999                11,702                         12253                               12,211
 6/30/1999                11,471                         12012                               12,035
 7/31/1999                11,486                         12028                               12,078
 8/31/1999                11,346                         11881                               11,982
 9/30/1999                11,261                         11791                               11,987
10/31/1999                11,109                         11632                               11,857
11/30/1999                11,226                         11755                               11,983
12/31/1999                11,082                         11616                               11,893
 1/31/2000                10,963                         11480                               11,841
 2/29/2000                11,174                         11701                               11,978
 3/31/2000                11,446                         11998                               12,239
 4/30/2000                11,371                         11907                               12,167
 5/31/2000                11,249                         11779                               12,104
 6/30/2000                11,570                         12128                               12,424
 7/31/2000                11,766                         12332                               12,597
 8/31/2000                11,997                         12562                               12,791
 9/30/2000                11,907                         12481                               12,725
10/31/2000                12,057                         12625                               12,863
11/30/2000                12,160                         12733                               12,961
12/31/2000                12,605                         13199                               13,281
 1/31/2001                12,689                         13300                               13,413
 2/28/2001                12,769                         13371                               13,456
 3/31/2001                12,876                         13483                               13,577
 4/30/2001                12,647                         13243                               13,430
 5/31/2001                12,776                         13391                               13,575
 6/30/2001                12,906                         13527                               13,666
 7/31/2001                13,160                         13780                               13,868
 8/31/2001                13,439                         14073                               14,097
 9/30/2001                13,367                         14011                               14,049
10/31/2001                13,524                         14161                               14,216
11/30/2001                13,401                         14033                               14,097
12/31/2001                13,282                         13908                               13,963
 1/31/2002                13,469                         14104                               14,205
 2/28/2002                13,637                         14280                               14,375
 3/31/2002                13,374                         14018                               14,093
 4/30/2002                13,610                         14265                               14,368
 5/31/2002                13,692                         14351                               14,456
 6/30/2002                13,852                         14519                               14,609
 7/31/2002                14,146                         14826                               14,797
 8/31/2002                14,335                         15011                               14,975
 9/30/2002                14,683                         15375                               15,303
10/31/2002                14,385                         15063                               15,049
11/30/2002                14,320                         14997                               14,986
12/31/2002                14,643                         15340                               15,302
 1/31/2003                14,567                         15263                               15,264
 2/28/2003                14,764                         15473                               15,477
 3/31/2003                14,753                         15464                               15,487
 4/30/2003                14,860                         15579                               15,589
 5/31/2003                15,170                         15908                               15,954
 6/30/2003                15,047                         15782                               15,885
 7/31/2003                14,569                         15284                               15,329
 8/31/2003                14,720                         15446                               15,444
 9/30/2003                15,093                         15840                               15,898
10/31/2003                15,025                         15772                               15,819
11/30/2003                15,190                         15949                               15,983
12/31/2003                15,316                         16084                               16,116
 1/31/2004                15,357                         16130                               16,208
 2/29/2004                15,590                         16379                               16,452
 3/31/2004                15,476                         16263                               16,395
 4/30/2004                15,105                         15891                               16,006
 5/31/2004                15,089                         15863                               15,949
 6/30/2004                15,187                         15968                               16,006
 7/31/2004                15,401                         16197                               16,217
 8/31/2004                15,686                         16500                               16,542
 9/30/2004                15,755                         16576                               16,629
10/31/2004                15,854                         16684                               16,772
11/30/2004                15,705                         16531                               16,635
12/31/2004                15,893                         16732                               16,838
 1/31/2005                16,008                         16857                               16,994
 2/28/2005                15,943                         16791                               16,938
 3/31/2005                15,838                         16684                               16,832
 4/30/2005                16,070                         16932                               17,098
 5/31/2005                16,186                         17058                               17,219
 6/30/2005                16,286                         17166                               17,326
 7/31/2005                16,224                         17105                               17,248
 8/31/2005                16,385                         17278                               17,422
 9/30/2005                16,276                         17166                               17,305
10/31/2005                16,167                         17056                               17,200
11/30/2005                16,223                         17118                               17,282
12/31/2005                16,372                         17279                               17,431

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         51%
AA                                                                          14%
A                                                                           16%
BBB                                                                          9%
B                                                                            1%
SPI                                                                          1%
Cash                                                                         1%
Unrated                                                                      7%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    7%
2-5 Years                                                                   21%
6-10 Years                                                                   9%
11-20 Years                                                                 52%
21+ Years                                                                   11%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE  COLORADO TAX-FREE FUND
- Administrator Class was named the Wells Fargo Colorado Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service. Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and Colorado income tax rate of 38.01%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND Class A and Administrator Class shares for the most recent 10 years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISOR                                  SUBADVISOR
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
  Duane A. McAllister, CFA                 01/12/1988
   Adrian Van Poppel

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.49%(1) for the six-month period ended December 31, 2005, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's below-market duration had a positive impact on performance, as yields trended higher during the period. Yields on securities with short- and intermediate-term maturities rose the most, leading to a significantly flatter yield curve. However, our curve allocation proved to be more of a mixed bag, with a net negative result.

      On the positive side, a few of the Fund's holdings benefited from refunding. When refunding occurs, the outstanding debt is refinanced, and the proceeds are invested in Treasury securities, often boosting both the credit quality and the value of the security. Offsetting this, however, was the fact that approximately 70% of the Fund's maturities were seven years or shorter. This overweighting among short and intermediate maturities, and the accompanying underweighting in longer maturities, were the wrong allocations since relative performance favored longer maturities.

      In contrast, our overweighting in lower-quality issues aided performance. Credit spreads among bonds of low investment grade and below investment grade quality have been narrowing for several quarters. The health care sector of the market, which at the end of the period represented more than 20% of the Fund's assets, was among the best-performing of all sectors. Demand for yield and solid credit fundamentals continued to support investors' interest in health-care issues.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Although the Fund carried an overweighting in lower-quality credits at the beginning of the period, we added modestly to this exposure, as we continued to find attractive values. For example, the Glencoe, MN Regional Health Services Project came to market with an issue that refunded two Glencoe bonds held by the Fund. Those holdings were upgraded from "BBB" to "AAA" as a result of being refunded. In addition, we purchased bonds from the new issue with a 5.0% coupon maturing in 2025 and 2035. This purchase allowed us to maintain our exposure to the credit while also extending the Fund's average maturity.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Going forward, we expect that the extent to which the Federal Reserve (the
Fed) tightens monetary policy will be much more dependent upon economic data than it has been thus far. If the housing market continues to cool and consumer spending slows, we believe a pause or end to Fed interventions may not be far off. However, the predictive power of the current flat yield curve could be tested. Normally, when the curve flattens, it signals a slowing economy and fading fears of inflation. In that environment, bond investors have often been rewarded for extending maturities in anticipation of falling yields. This time, however, the flattening curve has occurred with yields in all maturities at relatively low absolute levels. Since yields on long maturities have not risen to the extent they have in past tightening cycles, we believe that maintaining the current cautious duration posture is the prudent approach.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK, MUNICIPAL SECURITIES RISK, AND STATE OF MINNESOTA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND.

(11) The Fund's advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND was named the Wells Fargo Minnesota Tax-Free Fund. Performance for Class C shares of the Fund prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, and prior to November 8, 1999, reflects the performance of the applicable share class of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund.

      Prior to April 11, 2005, WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND was named the Wells Fargo Minnesota Tax-Free Fund. Performance for Class Z shares of the Fund prior to April 11, 2005, reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and are higher than those of the Class Z shares. The Class A shares annual returns are substantially similar to what the Class Z shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses. Prior to November 8, 1999, reflects the performance of the applicable share class of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                     6-Month*  1-Year    5-Year   10-Year  6-Month*   1-Year    5-Year    10-Year
WELLS FARGO ADVANTAGE MINNESOTA
  TAX-FREE FUND - Class A
  (Incept. 01/12/1988)                                (4.03)   (1.76)     4.19      4.57      0.49      2.87      5.16      5.05
WELLS FARGO ADVANTAGE MINNESOTA
  TAX-FREE FUND - Class B
  (Incept. 08/06/1993)                                (4.89)   (2.90)     4.03      4.27      0.11      2.10      4.37      4.27
WELLS FARGO ADVANTAGE MINNESOTA
  TAX-FREE FUND - Class C
  (Incept. 04/11/2005)                                (0.90)    1.08      4.37      4.27      0.10      2.08      4.37      4.27
WELLS FARGO ADVANTAGE MINNESOTA
  TAX-FREE FUND - Class Z
  (Incept. 04/11/2005)                                                                        0.53      2.90      5.16      5.06
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND -
Administrator Class (Incept. 08/02/1993)                                                      0.70      3.12      5.30      5.14
Benchmark
  Lehman Brothers Municipal Bond Index(2)                                                     0.60      3.51      5.59      5.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                   AA
Weighted Average Coupon                                                   5.18%
Weighted Average Maturity                                          12.04 years
Estimated Average Duration                                          4.83 years
Portfolio Turnover                                                           9%
Net Asset Value (NAV)
  (Class A, B, C, Z, Administrator)     $10.94, $10.94, $10.94, $10.94, $10.94
30-Day SEC Yield(5)
  (Class A, B, C, Z, Administrator)           3.73%, 3.16%, 3.17%, 4.01%, 4.16%
Distribution Rate(6)
  (Class A, B, C, Z, Administrator)          3.93%, 3.37 %, 3.35%, 4.22%, 4.37%,
30-Day Taxable Equivalent Yield(7)
  (Class A, B, C, Z, Administrator)           6.23%, 5.28%, 5.29%, 6.69%, 6.94%
Alternative Minimum Tax (AMT)(8)                                          0.75%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                     MINNESOTA TAX-FREE             MINNESOTA TAX-FREE                  LEHMAN BROTHERS
                        FUND CLASS A               ADMINISTRATOR CLASS                MUNICIPAL BOND INDEX
                   ----------------------       ------------------------           ------------------------
 12/31/1995                 9550                         10000                               10,000
  1/31/1996                 9607                         10060                               10,076
  2/29/1996                 9521                          9978                               10,007
  3/31/1996                 9382                          9824                                9,879
  4/30/1996                 9350                          9790                                9,852
  5/31/1996                 9348                          9789                                9,848
  6/30/1996                 9467                          9913                                9,955
  7/31/1996                 9545                          9994                               10,045
  8/31/1996                 9517                          9965                               10,043
  9/30/1996                 9674                         10129                               10,183
 10/31/1996                 9780                         10241                               10,298
 11/30/1996                 9953                         10421                               10,487
 12/31/1996                 9911                         10378                               10,443
  1/31/1997                 9909                         10376                               10,463
  2/28/1997                 9986                         10456                               10,559
  3/31/1997                 9848                         10312                               10,418
  4/30/1997                 9956                         10425                               10,506
  5/31/1997                10094                         10570                               10,665
  6/30/1997                10193                         10673                               10,779
  7/31/1997                10504                         10999                               11,077
  8/31/1997                10365                         10863                               10,973
  9/30/1997                10503                         10998                               11,104
 10/31/1997                10586                         11084                               11,175
 11/30/1997                10648                         11149                               11,241
 12/31/1997                10819                         11328                               11,405
  1/31/1998                10932                         11447                               11,522
  2/28/1998                10933                         11448                               11,526
  3/31/1998                10937                         11452                               11,536
  4/30/1998                10860                         11372                               11,484
  5/31/1998                11075                         11597                               11,666
  6/30/1998                11118                         11642                               11,711
  7/31/1998                11132                         11657                               11,740
  8/31/1998                11329                         11873                               11,922
  9/30/1998                11493                         12035                               12,071
 10/31/1998                11416                         11953                               12,071
 11/30/1998                11469                         12009                               12,114
 12/31/1998                11492                         12034                               12,144
  1/31/1999                11599                         12145                               12,289
  2/28/1999                11546                         12090                               12,234
  3/31/1999                11550                         12094                               12,252
  4/30/1999                11583                         12129                               12,282
  5/31/1999                11513                         12056                               12,211
  6/30/1999                11326                         11860                               12,035
  7/31/1999                11319                         11853                               12,078
  8/31/1999                11134                         11659                               11,982
  9/30/1999                11031                         11551                               11,987
 10/31/1999                10834                         11344                               11,857
 11/30/1999                10934                         11450                               11,983
 12/31/1999                10810                         11320                               11,893
  1/31/2000                10719                         11223                               11,841
  2/29/2000                10939                         11454                               11,978
  3/31/2000                11229                         11758                               12,239
  4/30/2000                11135                         11659                               12,167
  5/31/2000                11042                         11562                               12,104
  6/30/2000                11324                         11858                               12,424
  7/31/2000                11497                         12039                               12,597
  8/31/2000                11671                         12221                               12,791
  9/30/2000                11609                         12156                               12,725
 10/31/2000                11739                         12292                               12,863
 11/30/2000                11823                         12380                               12,961
 12/31/2000                12159                         12744                               13,281
  1/31/2001                12213                         12788                               13,413
  2/28/2001                12295                         12874                               13,456
  3/31/2001                12394                         12977                               13,577
  4/30/2001                12248                         12825                               13,430
  5/31/2001                12394                         12978                               13,575
  6/30/2001                12493                         13081                               13,666
  7/31/2001                12698                         13296                               13,868
  8/31/2001                12904                         13512                               14,097
  9/30/2001                12837                         13442                               14,049
 10/31/2001                12984                         13596                               14,216
 11/30/2001                12869                         13475                               14,097
 12/31/2001                12802                         13405                               13,963
  1/31/2002                12948                         13558                               14,205
  2/28/2002                13116                         13733                               14,375
  3/31/2002                12891                         13498                               14,093
  4/30/2002                13112                         13730                               14,368
  5/31/2002                13190                         13811                               14,456
  6/30/2002                13315                         13942                               14,609
  7/31/2002                13491                         14126                               14,797
  8/31/2002                13642                         14285                               14,975
  9/30/2002                13916                         14584                               15,303
 10/31/2002                13695                         14340                               15,049
 11/30/2002                13619                         14263                               14,986
 12/31/2002                13943                         14593                               15,302
  1/31/2003                13893                         14556                               15,264
  2/28/2003                14114                         14790                               15,477
  3/31/2003                14124                         14805                               15,487
  4/30/2003                14261                         14937                               15,589
  5/31/2003                14577                         15272                               15,954
  6/30/2003                14445                         15151                               15,885
  7/31/2003                13918                         14601                               15,329
  8/31/2003                14070                         14764                               15,444
  9/30/2003                14467                         15184                               15,898
 10/31/2003                14374                         15089                               15,819
 11/30/2003                14527                         15252                               15,983
 12/31/2003                14642                         15376                               16,116
  1/31/2004                14691                         15431                               16,208
  2/29/2004                14934                         15690                               16,452
  3/31/2004                14852                         15593                               16,395
  4/30/2004                14503                         15243                               16,006
  5/31/2004                14472                         15214                               15,949
  6/30/2004                14534                         15281                               16,006
  7/31/2004                14704                         15464                               16,217
  8/31/2004                14981                         15759                               16,542
  9/30/2004                15044                         15828                               16,629
 10/31/2004                15148                         15927                               16,772
 11/30/2004                15008                         15796                               16,635
 12/31/2004                15200                         16002                               16,838
  1/31/2005                15320                         16132                               16,994
  2/28/2005                15242                         16053                               16,938
  3/31/2005                15115                         15922                               16,832
  4/30/2005                15331                         16154                               17,098
  5/31/2005                15454                         16286                               17,219
  6/30/2005                15560                         16387                               17,326
  7/31/2005                15488                         16329                               17,248
  8/31/2005                15654                         16507                               17,422
  9/30/2005                15551                         16402                               17,305
 10/31/2005                15449                         16298                               17,200
 11/30/2005                15502                         16357                               17,282
 12/31/2005                15636                         16502                               17,431

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         45%
AA                                                                          21%
A                                                                           11%
BBB                                                                         12%
Cash                                                                         1%
Unrated                                                                     10%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

21+ Years                                                                   14%
0-1 Years                                                                    5%
2-5 Years                                                                   24%
6-10 Years                                                                  10%
11-20 Years                                                                 47%

--------------------------------------------------------------------------------

      Prior to April 11, 2005,the WELLS FARGO ADVANTAGE  MINNESOTA TAX-FREE FUND
- Administrator Class was named the Wells Fargo Minnesota Tax-Free Fund - Institutional Class. Performance for Administrator Class shares of the Fund prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality, and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Minnesota income tax rate of 40.10%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income taxes.

ADVISOR                                  SUBADVISOR
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
  Arthur C. Evans                          10/01/1996
  Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.50%(1), excluding sales charges, for the six-month period ended December 31, 2005, outperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 0.42% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The municipal yield curve continued to flatten during the six-month period, with the difference between 30-year yields and 1-year yields ending the year an additional 0.45% lower, at 1.19%. This flattening of the yield curve detracted mostly from the performance of credits with five- to ten-year maturities. Total returns during the second half of 2005 for a few select maturities within the benchmark illustrate this point: 3-year, 0.77%; 5-year, 0.20%; 10-year, 0.21%; and 30-year, 1.21%.

      The Fund's holdings of revenue bonds backed by health care issuers and student loans were the top performers for the period. These issues, which included the South Carolina Jobs and Economic Development Authority (Palmetto Health) 5.25%, due August 1, 2011, returned almost 2% for the period, benefiting from narrowing credit spreads. Other sectors that performed well included tobacco revenue bonds and single-family housing bonds.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Interest rates were volatile and we executed some trades to take advantage of this volatility. We adopted a bias to extend duration when the market appeared oversold and again to shorten duration during overbought conditions. In general, we maintained a maturity profile in the Fund versus the benchmark that deemphasized the Fund's two- to five-year maturity holdings in favor of cash equivalents and longer-dated securities. This positioning helped cushion the Fund somewhat from the negative impact of the flattening yield curve.

      In spite of a generally less than compelling environment for credit spreads, we did add several interesting, lower investment-grade bonds. One example was Aurora Colorado Multifamily Revenue Housing Bonds (Woodridge Project) 4.25%, due December 20, 2040. These nonrated bonds are secured by Municipal Bond Investors Assurance Corporation-guaranteed investment contract, which represents a AAA-rated enhancement. The bonds are also structured to have a three-year effective maturity. Other purchases included tobacco revenue bonds, hospital revenue bonds, and single-family housing bonds. Although the market overall reflected increasingly narrow spreads and rich valuations, we liked these bonds because they appeared cheap on a relative value basis and provided the Fund with higher income streams.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Economic data is leading us to expect a strong start in 2006. However, we believe that strength is likely to rotate from housing and consumer spending to more of a manufacturing and business-led investment cycle. That said, the continuing impact of higher oil prices on the economy and signs that higher interest rates have begun to slow the housing market prompt us to temper our optimism with a dose of caution. We continue to maintain a neutral to slightly defensive duration stance relative to the Fund's benchmark while trying to capture trading opportunities. Additionally, we will look to adjust the Fund's maturity distribution away from concentration at the short- and long-term ends to one that is more evenly distributed across short-, intermediate-, and long-term maturities once we feel that the majority of curve flattening is behind the municipal market.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK AND HIGH YIELD BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND.

(1) The Fund's advisor has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND was named the Wells Fargo National Limited-Term Tax- Free Fund. Performance for Class A, Class B and Class C shares of the Fund prior to January 30, 2004 reflects the performance of the Administrator Class shares of the Fund adjusted to reflect applicable sales charges and expenses, and prior to November 8,1999,reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund, adjusted to reflect applicable sales charges and expenses.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                  Excluding Sales Charge
                                                    -------------------------------------    --------------------------------------
                                                                                 Life of                                  Life of
                                                     6-Month*  1-Year    5-Year    Fund     6-Month*  1-Year    5-Year      Fund
WELLS FARGO ADVANTAGE NATIONAL
  LIMITED-TERM TAX-FREE
  FUND - Class A (Incept. 01/30/2004)                 (2.52)    (2.21)     3.08    4.09        0.50     0.81      3.71       4.43
WELLS FARGO ADVANTAGE NATIONAL
  LIMITED-TERM TAX-FREE
  FUND - Class B (Incept. 01/30/2004)                 (2.88)    (2.94)     2.93    3.65        0.12     0.06      2.93       3.65
WELLS FARGO ADVANTAGE NATIONAL
  LIMITED-TERM TAX-FREE
  FUND - Class C (Incept. 01/30/2004)                 (0.98)    (0.95)     2.90    3.63        0.02     0.05      2.90       3.63
WELLS FARGO ADVANTAGE NATIONAL
  LIMITED-TERM TAX-FREE
  FUND - Administrator Class (Incept. 10/1/1996)                                               0.53     0.97      3.94       4.68
Benchmark
  Lehman Brothers 3-Year Municipal Bond Index(2)                                               0.42     0.87      3.70       4.22

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                    AA+
Weighted Average Coupon                                                    5.26%
Weighted Average Maturity                                            3.44 years
Estimated Average Duration                                           2.46 years
Portfolio Turnover                                                           20%
Net Asset Value (NAV)
  (Class A, B, C, Administrator)                 $10.71, $10.70, $10.69, $10.70
30-Day SEC Yield(5)
  (Class A, B, C, Administrator)                      3.11%, 2.48%, 2.48%, 3.48%
Distribution Rate(6)
  (Class A, B, C, Administrator)                     2.86%, 2.20 %, 2.20%, 3.19%
30-Day Taxable Equivalent Yield(7)
  (Class A, B, C, Administrator)                      4.78%, 3.82%, 3.82%, 5.35%
Alternative Minimum Tax (AMT)(8)                                          10.74%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                   NATIONAL LIMITED-TERM          NATIONAL LIMITED-TERM             LEHMAN BROTHERS 3-YEAR
                   TAX-FREE FUND CLASS A     TAX-FREE - ADMINISTRATOR CLASS          MUNICIPAL BOND INDEX
                   ----------------------    ------------------------------        ------------------------
 9/30/1996                  9700                         10000                              $10,000
10/31/1996                 10073                         10387                              $10,070
11/30/1996                 10216                         10537                              $10,164
12/31/1996                 10193                         10515                              $10,169
 1/31/1997                 10230                         10555                              $10,213
 2/28/1997                 10292                         10621                              $10,263
 3/31/1997                 10237                         10566                              $10,210
 4/30/1997                 10283                         10616                              $10,253
 5/31/1997                 10361                         10699                              $10,337
 6/30/1997                 10437                         10780                              $10,398
 7/31/1997                 10626                         10977                              $10,521
 8/31/1997                 10554                         10905                              $10,501
 9/30/1997                 10641                         10998                              $10,576
10/31/1997                 10710                         11071                              $10,623
11/30/1997                 10737                         11101                              $10,653
12/31/1997                 10837                         11207                              $10,726
 1/31/1998                 10906                         11281                              $10,797
 2/28/1998                 10910                         11287                              $10,819
 3/31/1998                 10949                         11330                              $10,837
 4/30/1998                 10904                         11285                              $10,822
 5/31/1998                 11026                         11414                              $10,922
 6/30/1998                 11064                         11455                              $10,959
 7/31/1998                 11093                         11488                              $10,998
 8/31/1998                 11216                         11619                              $11,105
 9/30/1998                 11307                         11715                              $11,176
10/31/1998                 11325                         11736                              $11,230
11/30/1998                 11342                         11756                              $11,257
12/31/1998                 11381                         11799                              $11,284
 1/31/1999                 11473                         11896                              $11,386
 2/28/1999                 11453                         11879                              $11,399
 3/31/1999                 11448                         11875                              $11,409
 4/30/1999                 11473                         11904                              $11,444
 5/31/1999                 11435                         11867                              $11,428
 6/30/1999                 11309                         11739                              $11,359
 7/31/1999                 11370                         11805                              $11,416
 8/31/1999                 11344                         11780                              $11,430
 9/30/1999                 11350                         11789                              $11,473
10/31/1999                 11325                         11765                              $11,474
11/30/1999                 11387                         11832                              $11,524
12/31/1999                 11362                         11808                              $11,506
 1/31/2000                 11337                         11785                              $11,526
 2/29/2000                 11388                         11841                              $11,563
 3/31/2000                 11464                         11922                              $11,623
 4/30/2000                 11450                         11909                              $11,624
 5/31/2000                 11436                         11898                              $11,636
 6/30/2000                 11579                         12049                              $11,783
 7/31/2000                 11701                         12179                              $11,878
 8/31/2000                 11801                         12285                              $11,969
 9/30/2000                 11796                         12283                              $11,972
10/31/2000                 11862                         12354                              $12,039
11/30/2000                 11903                         12399                              $12,088
12/31/2000                 12073                         12579                              $12,223
 1/31/2001                 12209                         12723                              $12,409
 2/28/2001                 12248                         12767                              $12,457
 3/31/2001                 12338                         12863                              $12,544
 4/30/2001                 12285                         12810                              $12,526
 5/31/2001                 12397                         12930                              $12,640
 6/30/2001                 12461                         12999                              $12,697
 7/31/2001                 12586                         13132                              $12,800
 8/31/2001                 12723                         13278                              $12,933
 9/30/2001                 12775                         13335                              $12,998
10/31/2001                 12852                         13419                              $13,081
11/30/2001                 12759                         13324                              $13,041
12/31/2001                 12703                         13269                              $13,028
 1/31/2002                 12853                         13427                              $13,194
 2/28/2002                 12986                         13570                              $13,293
 3/31/2002                 12735                         13310                              $13,095
 4/30/2002                 12994                         13583                              $13,287
 5/31/2002                 13058                         13654                              $13,364
 6/30/2002                 13196                         13800                              $13,479
 7/31/2002                 13333                         13947                              $13,584
 8/31/2002                 13446                         14068                              $13,671
 9/30/2002                 13632                         14265                              $13,779
10/31/2002                 13472                         14100                              $13,704
11/30/2002                 13446                         14077                              $13,707
12/31/2002                 13708                         14354                              $13,904
 1/31/2003                 13693                         14342                              $13,948
 2/28/2003                 13850                         14508                              $14,038
 3/31/2003                 13821                         14481                              $14,021
 4/30/2003                 13891                         14557                              $14,060
 5/31/2003                 14100                         14779                              $14,168
 6/30/2003                 14066                         14747                              $14,146
 7/31/2003                 13768                         14437                              $14,018
 8/31/2003                 13862                         14540                              $14,089
 9/30/2003                 14135                         14828                              $14,301
10/31/2003                 14088                         14783                              $14,233
11/30/2003                 14142                         14842                              $14,246
12/31/2003                 14156                         14860                              $14,277
 1/31/2004                 14222                         14933                              $14,326
 2/29/2004                 14374                         15085                              $14,448
 3/31/2004                 14298                         15021                              $14,409
 4/30/2004                 14102                         14806                              $14,264
 5/31/2004                 14037                         14740                              $14,207
 6/30/2004                 14049                         14756                              $14,232
 7/31/2004                 14142                         14857                              $14,338
 8/31/2004                 14313                         15026                              $14,490
 9/30/2004                 14330                         15061                              $14,506
10/31/2004                 14374                         15110                              $14,546
11/30/2004                 14287                         15022                              $14,476
12/31/2004                 14371                         15113                              $14,533
 1/31/2005                 14350                         15080                              $14,513
 2/28/2005                 14312                         15043                              $14,469
 3/31/2005                 14251                         14983                              $14,421
 4/30/2005                 14323                         15075                              $14,495
 5/31/2005                 14357                         15114                              $14,521
 6/30/2005                 14416                         15179                              $14,596
 7/31/2005                 14409                         15176                              $14,561
 8/31/2005                 14444                         15201                              $14,609
 9/30/2005                 14437                         15196                              $14,617
10/31/2005                 14404                         15179                              $14,595
11/30/2005                 14424                         15204                              $14,608
12/31/2005                 14487                         15259                              $14,659

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         57%
AA                                                                          14%
A                                                                           11%
BBB                                                                          8%
B                                                                            1%
SPI                                                                          3%
Cash                                                                         1%
Unrated                                                                      5%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                   21%
2-5 Years                                                                   71%
6-10 Years                                                                   7%
11-12 Years                                                                  1%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND - Administrator Class was named the Wells Fargo National
Limited-Term Tax-Free Fund - Institutional Class. Performance for the Administrator Class shares prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund.

(2) Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflect all operating expenses and for Class A, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISOR                                  SUBADVISOR
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
  Arthur C. Evans                          08/01/1989
  Stephen Galiani

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.47%(1) during the six-month period ended December 31, 2005, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The municipal yield curve continued to flatten during the six-month period, with the difference between 30-year yields and 1-year yields ending the year an additional 0.45% lower, at 1.19%. This flattening of the yield curve detracted mostly from the performance of credits with five- to ten-year maturities. While the Fund had limited exposure in 3- to 7-year maturities relative to the benchmark, an overweighted position in 10- to 15-year maturities detracted from performance. Total returns during the second half of 2005 for a few select maturities within the benchmark illustrate this point: 3-year, 0.77%; 5-year, 0.20%; 10-year, 0.21%; and 30-year, 1.21%.

      The Fund's holdings of revenue bonds backed by both single-family mortgages and multifamily housing projects were the top performers for the period. These issues, which included the Maricopa County Arizona Industrial Development Authority Gran Victoria 10%, maturing on May 1, 2031, returned almost 5.00% for the period. True to its historical tendency, the housing bond sector resisted the negative price pressures of a rising interest rate environment. Several positions in the health care sector that carried lower investment-grade credit quality ratings also performed well, as credit spreads for the group continued to narrow. One example that also had the added benefit of being prerefunded during the period was Illinois Health Facilities Authority Revenue Bonds (OSF Healthcare) 6.25%, due on November 15, 2029.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We marginally increased the Fund's exposure to bonds in the 20- to 30-year maturity range and purchased several issues of zero-coupon bonds. One example was New Jersey Environmental Infrastructure Trust 4.375%, due September 1, 2025. By gradually shifting some of the Fund's intermediate exposure into longer maturities and zero-coupon bonds, we hoped to align the Fund's positioning more closely with that of its benchmark in preparation for the possible end to the Federal Reserve's (the Fed) cycle of interest rate hikes. Increasing this allocation to longer-dated bonds with higher yields helped boost the Fund's performance. Additionally, we selectively increased the Fund's holdings of credits with lower investment-grade quality ratings, adding several BBB, A, and nonrated issues, such as Ohio County West Virginia Community Tax Increment Revenue 5.625%, due June 1, 2034. We also added several positions of tobacco revenue bonds with shorter maturities. Although credit spreads were approaching narrow levels, we liked these bonds because they were attractive on a relative value basis and provided the Fund with higher income streams.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Economic data is leading us to expect a strong start in 2006. However, we believe that strength is likely to rotate from housing and consumer spending to more of a manufacturing and business-led investment cycle. That said, the continuing impact of higher oil prices on the economy and signs that higher interest rates have begun to slow the housing market prompt us to temper our optimism with a dose of caution. We continue to maintain a neutral duration stance relative to the Fund's benchmark while trying to capture trading opportunities. Additionally, we will look to adjust the Fund's maturity distribution away from concentration at the short- and long-term ends to one that is more evenly distributed across short-, intermediate-, and long-term maturities once we feel that the majority of curve flattening is behind the municipal market.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES AND HIGH YIELD BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND.

(1) The Fund's advisor has committed through October 31,2006,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND was named the Wells Fargo National Tax-Free Fund. Performance for the Class A and Class B shares of the Fund prior to November 8, 1999 reflects performance of the Class A and Class B shares of the Norwest Advantage Tax-Free Income Fund, its predecessor fund. Performance for Class C shares prior to November 8, 1999, reflects performance of the Class B shares adjusted for Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                Excluding Sales Charge
                                                    -------------------------------------  --------------------------------------
                                                     6-Month*  1-Year    5-Year   10-Year  6-Month*  1-Year    5-Year    10-Year
WELLS FARGO ADVANTAGE NATIONAL
  TAX-FREE FUND - Class A
  (Incept. 08/01/1989)                                (4.05)    (0.64)     4.19     4.88      0.47     4.05      5.15      5.37
WELLS FARGO ADVANTAGE NATIONAL
  TAX-FREE FUND - Class B
  (Incept. 08/06/1993)                                (4.91)    (1.73)     4.03     4.58      0.09     3.27      4.37      4.58
WELLS FARGO ADVANTAGE NATIONAL
  TAX-FREE FUND - Class C
  (Incept. 11/08/1999)                                (1.00)     2.27      4.35     4.57      0.00     3.27      4.35      4.57
WELLS FARGO ADVANTAGE NATIONAL
  TAX-FREE FUND - Administrator
  Class (Incept. 08/02/1993)                                                                  0.59     4.30      5.38      5.51
Benchmark
  Lehman Brothers Municipal Bond Index(2)                                                     0.60     3.51      5.59      5.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                    AA+
Weighted Average Coupon                                                    5.25%
Weighted Average Maturity                                           12.47 years
Estimated Average Duration                                           6.10 years
Portfolio Turnover                                                           34%
Net Asset Value (NAV)
  (Class A, B, C, Administrator)                 $10.44, $10.44, $10.43, $10.44
30-Day SEC Yield(5)
  (Class A, B, C, Administrator)                      3.75%, 3.18%, 3.18%, 4.17%
Distribution Rate(6)
  (Class A, B, C, Administrator)                     3.95%, 3.39 %, 3.39%, 4.38%
30-Day Taxable Equivalent Yield(7)
  (Class A, B, C, Administrator)                      5.77%, 4.89%, 4.89%, 6.42%

Alternative Minimum Tax (AMT)(8)                                          17.64%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE          WELLS FARGO ADVANTAGE
                      NATIONAL TAX-FREE             NATIONAL TAX-FREE                  LEHMAN BROTHERS
                       FUND CLASS A             FUND ADMINISTRATOR CLASS             MUNICIPAL BOND INDEX
                   ----------------------      --------------------------          ------------------------
12/31/1995                  9550                         10000                              $10,000
 1/31/1996                  9631                         10095                              $10,076
 2/29/1996                  9560                         10011                              $10,007
 3/31/1996                  9435                          9880                               $9,879
 4/30/1996                  9413                          9866                               $9,852
 5/31/1996                  9422                          9866                               $9,848
 6/30/1996                  9501                          9959                               $9,955
 7/31/1996                  9623                         10087                              $10,045
 8/31/1996                  9603                         10055                              $10,043
 9/30/1996                  9731                         10200                              $10,183
10/31/1996                  9864                         10339                              $10,298
11/30/1996                 10027                         10500                              $10,487
12/31/1996                 10003                         10474                              $10,443
 1/31/1997                 10020                         10502                              $10,463
 2/28/1997                 10111                         10587                              $10,559
 3/31/1997                  9963                         10432                              $10,418
 4/30/1997                 10069                         10543                              $10,506
 5/31/1997                 10217                         10709                              $10,665
 6/30/1997                 10322                         10819                              $10,779
 7/31/1997                 10643                         11155                              $11,077
 8/31/1997                 10514                         11010                              $10,973
 9/30/1997                 10651                         11164                              $11,104
10/31/1997                 10729                         11234                              $11,175
11/30/1997                 10815                         11336                              $11,241
12/31/1997                 11029                         11549                              $11,405
 1/31/1998                 11119                         11654                              $11,522
 2/28/1998                 11109                         11643                              $11,526
 3/31/1998                 11125                         11660                              $11,536
 4/30/1998                 11022                         11553                              $11,484
 5/31/1998                 11272                         11803                              $11,666
 6/30/1998                 11318                         11852                              $11,711
 7/31/1998                 11334                         11868                              $11,740
 8/31/1998                 11544                         12099                              $11,922
 9/30/1998                 11720                         12283                              $12,071
10/31/1998                 11657                         12218                              $12,071
11/30/1998                 11735                         12288                              $12,114
12/31/1998                 11739                         12304                              $12,144
 1/31/1999                 11863                         12422                              $12,289
 2/28/1999                 11785                         12340                              $12,234
 3/31/1999                 11778                         12344                              $12,252
 4/30/1999                 11824                         12393                              $12,282
 5/31/1999                 11727                         12280                              $12,211
 6/30/1999                 11529                         12072                              $12,035
 7/31/1999                 11523                         12067                              $12,078
 8/31/1999                 11360                         11908                              $11,982
 9/30/1999                 11297                         11841                              $11,987
10/31/1999                 11121                         11657                              $11,857
11/30/1999                 11253                         11785                              $11,983
12/31/1999                 11108                         11635                              $11,893
 1/31/2000                 10963                         11497                              $11,841
 2/29/2000                 11151                         11684                              $11,978
 3/31/2000                 11450                         12011                              $12,239
 4/30/2000                 11386                         11934                              $12,167
 5/31/2000                 11286                         11843                              $12,104
 6/30/2000                 11587                         12161                              $12,424
 7/31/2000                 11808                         12383                              $12,597
 8/31/2000                 11995                         12593                              $12,791
 9/30/2000                 11903                         12499                              $12,725
10/31/2000                 12031                         12623                              $12,863
11/30/2000                 12120                         12731                              $12,961
12/31/2000                 12529                         13163                              $13,281
 1/31/2001                 12611                         13238                              $13,413
 2/28/2001                 12662                         13294                              $13,456
 3/31/2001                 12755                         13407                              $13,577
 4/30/2001                 12602                         13235                              $13,430
 5/31/2001                 12721                         13375                              $13,575
 6/30/2001                 12850                         13499                              $13,666
 7/31/2001                 13069                         13733                              $13,868
 8/31/2001                 13301                         13979                              $14,097
 9/30/2001                 13266                         13944                              $14,049
10/31/2001                 13399                         14099                              $14,216
11/30/2001                 13261                         13957                              $14,097
12/31/2001                 13114                         13791                              $13,963
 1/31/2002                 13276                         13964                              $14,205
 2/28/2002                 13419                         14130                              $14,375
 3/31/2002                 13192                         13894                              $14,093
 4/30/2002                 13379                         14080                              $14,368
 5/31/2002                 13476                         14184                              $14,456
 6/30/2002                 13611                         14342                              $14,609
 7/31/2002                 13813                         14557                              $14,797
 8/31/2002                 13963                         14718                              $14,975
 9/30/2002                 14231                         15002                              $15,303
10/31/2002                 13979                         14726                              $15,049
11/30/2002                 13911                         14657                              $14,986
12/31/2002                 14170                         14947                              $15,302
 1/31/2003                 14077                         14838                              $15,264
 2/28/2003                 14292                         15067                              $15,477
 3/31/2003                 14266                         15043                              $15,487
 4/30/2003                 14375                         15161                              $15,589
 5/31/2003                 14651                         15455                              $15,954
 6/30/2003                 14591                         15395                              $15,885
 7/31/2003                 14158                         14942                              $15,329
 8/31/2003                 14267                         15060                              $15,444
 9/30/2003                 14613                         15428                              $15,898
10/31/2003                 14531                         15345                              $15,819
11/30/2003                 14682                         15508                              $15,983
12/31/2003                 14793                         15643                              $16,116
 1/31/2004                 14874                         15717                              $16,208
 2/29/2004                 15150                         16011                              $16,452
 3/31/2004                 15073                         15949                              $16,395
 4/30/2004                 14652                         15492                              $16,006
 5/31/2004                 14634                         15491                              $15,949
 6/30/2004                 14702                         15551                              $16,006
 7/31/2004                 14903                         15767                              $16,217
 8/31/2004                 15194                         16078                              $16,542
 9/30/2004                 15335                         16231                              $16,629
10/31/2004                 15433                         16353                              $16,772
11/30/2004                 15280                         16179                              $16,635
12/31/2004                 15483                         16397                              $16,838
 1/31/2005                 15613                         16538                              $16,994
 2/28/2005                 15560                         16502                              $16,938
 3/31/2005                 15438                         16360                              $16,832
 4/30/2005                 15687                         16627                              $17,098
 5/31/2005                 15834                         16786                              $17,219
 6/30/2005                 16034                         17001                              $17,326
 7/31/2005                 15938                         16904                              $17,248
 8/31/2005                 16116                         17096                              $17,422
 9/30/2005                 16004                         16980                              $17,305
10/31/2005                 15861                         16832                              $17,200
11/30/2005                 15930                         16908                              $17,282
12/31/2005                 16109                         17103                              $17,431

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         50%
AA                                                                          17%
A                                                                            6%
BBB                                                                          7%
BB                                                                           1%
SPI                                                                          3%
Cash                                                                         2%
Unrated                                                                     14%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                   11%
2-5 Years                                                                   10%
6-10 Years                                                                  12%
11-20 Years                                                                 56%
21+ Years                                                                   11%

--------------------------------------------------------------------------------

      Prior to April 11,2005,the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND - Administrator Class was named the Wells Fargo National Tax-Free Fund - Institutional Class. Performance for the Institutional Class shares prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Tax-Free Income Fund, its predecessor fund.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality, and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISOR                                  SUBADVISOR
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
  Arthur C. Evans                          08/31/1989
  Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.25%(1) for the six-month period ended December 31, 2005, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the second half of 2005, and for the year in general, returns in the municipal market were influenced mostly by yield-curve exposure and allocations to the higher-yielding sectors, such as tobacco and health care. The municipal yield curve continued to flatten during the six-month period, with the difference between 30-year yields and 1-year yields ending the year an additional 0.45% lower, at 1.19%. This flattening of the yield curve detracted mostly from the performance of credits with five- to ten-year maturities, where the Fund was heavily weighted. Total returns during the second half of 2005 for a few select maturities within the benchmark illustrate this point: 3-year, 0.77%; 5-year, 0.20%; 10-year, 0.21%; and 30-year, 1.21%.

      The Fund's holdings of revenue bonds backed by single-family mortgages were the top performers for the period. These issues, which included the Nebraska Investment Finance Authority Single Family Housing 5.95%, maturing on September 1, 2031, returned close to 2.00% for the period. True to its historical tendency, this mortgage sector resisted the negative price pressures of a rising interest rate environment. Several longer-dated positions with discount coupons also performed well, as this maturity range was the top-performing part of the yield curve. One example was Douglas County Nebraska School District (Millard) 4.5%, maturing on June 15, 2025.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We marginally increased the Fund's exposure to bonds in the 20- to 30-year maturity range, such as the Douglas County Nebraska Hospital Authority 4.35%, due September 1, 2025. Increasing our allocation to longer-dated bonds with higher yields helped boost the Fund's performance. Additionally, we selectively increased the Fund's holdings of lower investment-grade credits by adding one nonrated issue, O'Neill Nebraska Revenue 6.25%, due September 1, 2012. Although the market overall reflected increasingly narrow spreads and rich valuations, we liked these bonds because we believed they were attractive on a relative value basis.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Economic data is leading us to expect a strong start in 2006. However, we believe that strength is likely to rotate from housing and consumer spending to more of a manufacturing and business-led investment cycle. That said, the continuing impact of higher oil prices on the economy and signs that higher interest rates have begun to slow the housing market prompt us to temper our optimism with a dose of caution. We continue to maintain a defensive duration stance relative to the Fund's benchmark while trying to capture trading opportunities. Additionally, we will look to adjust the Fund's maturity distribution away from concentration at the short- and long-term ends to one that is more evenly distributed across short-, intermediate-, and long-term maturities once we feel that the majority of curve flattening is behind the municipal market.

BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO MUNICIPAL SECURITIES RISK AND STATE OF NEBRASKA RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND.

(1) The Fund's advisor has committed through October 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                                      6-Month*      1-Year    5-Year   10-Year
                                                                     ------------------------------------------
WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE
  FUND - Administrator Class (Incept. 09/29/1997)                       0.25         2.22      4.44      4.47
Benchmark
  Lehman Brothers Municipal Bond Index(2)                               0.60         3.51      5.59      5.71

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(4)                                                    AA+
Weighted Average Coupon                                                    5.27%
Weighted Average Maturity                                            11.24 years
Estimated Average Duration                                            4.57 years
Portfolio Turnover                                                            9%
Net Asset Value (NAV) (Administrator)                                      $9.82
30-Day SEC Yield(5) (Administrator)                                        3.88%
Distribution Rate(6) (Administrator)                                       3.98%
30-Day Taxable Equivalent Yield(7) (Administrator)                         6.41%
Alternative Minimum Tax (AMT)(8)                                           5.33%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE
                       NEBRASKA TAX-FREE                  LEHMAN BROTHERS
                   FUND ADMINISTRATOR CLASS             MUNICIPAL BOND INDEX
                  --------------------------          ------------------------
12/31/1995                 10000                              $10,000
 1/31/1996                 10092                              $10,076
 2/29/1996                 10081                              $10,007
 3/31/1996                  9984                               $9,879
 4/30/1996                  9954                               $9,852
 5/31/1996                  9952                               $9,848
 6/30/1996                 10008                               $9,955
 7/31/1996                 10083                              $10,045
 8/31/1996                 10100                              $10,043
 9/30/1996                 10167                              $10,183
10/31/1996                 10233                              $10,298
11/30/1996                 10377                              $10,487
12/31/1996                 10336                              $10,443
 1/31/1997                 10383                              $10,463
 2/28/1997                 10460                              $10,559
 3/31/1997                 10369                              $10,418
 4/30/1997                 10387                              $10,506
 5/31/1997                 10495                              $10,665
 6/30/1997                 10593                              $10,779
 7/31/1997                 10761                              $11,077
 8/31/1997                 10698                              $10,973
 9/30/1997                 10800                              $11,104
10/31/1997                 10838                              $11,175
11/30/1997                 10875                              $11,241
12/31/1997                 11003                              $11,405
 1/31/1998                 11086                              $11,522
 2/28/1998                 11089                              $11,526
 3/31/1998                 11085                              $11,536
 4/30/1998                 11036                              $11,484
 5/31/1998                 11175                              $11,666
 6/30/1998                 11191                              $11,711
 7/31/1998                 11219                              $11,740
 8/31/1998                 11371                              $11,922
 9/30/1998                 11477                              $12,071
10/31/1998                 11483                              $12,071
11/30/1998                 11510                              $12,114
12/31/1998                 11550                              $12,144
 1/31/1999                 11659                              $12,289
 2/28/1999                 11604                              $12,234
 3/31/1999                 11599                              $12,252
 4/30/1999                 11628                              $12,282
 5/31/1999                 11566                              $12,211
 6/30/1999                 11420                              $12,035
 7/31/1999                 11473                              $12,078
 8/31/1999                 11432                              $11,982
 9/30/1999                 11425                              $11,987
10/31/1999                 11349                              $11,857
11/30/1999                 11448                              $11,983
12/31/1999                 11396                              $11,893
 1/31/2000                 11331                              $11,841
 2/29/2000                 11455                              $11,978
 3/31/2000                 11631                              $12,239
 4/30/2000                 11565                              $12,167
 5/31/2000                 11511                              $12,104
 6/30/2000                 11783                              $12,424
 7/31/2000                 11923                              $12,597
 8/31/2000                 12053                              $12,791
 9/30/2000                 11988                              $12,725
10/31/2000                 12106                              $12,863
11/30/2000                 12176                              $12,961
12/31/2000                 12464                              $13,281
 1/31/2001                 12561                              $13,413
 2/28/2001                 12615                              $13,456
 3/31/2001                 12700                              $13,577
 4/30/2001                 12581                              $13,430
 5/31/2001                 12690                              $13,575
 6/30/2001                 12772                              $13,666
 7/31/2001                 12920                              $13,868
 8/31/2001                 13080                              $14,097
 9/30/2001                 13048                              $14,049
10/31/2001                 13173                              $14,216
11/30/2001                 13065                              $14,097
12/31/2001                 12978                              $13,963
 1/31/2002                 13144                              $14,205
 2/28/2002                 13279                              $14,375
 3/31/2002                 13066                              $14,093
 4/30/2002                 13296                              $14,368
 5/31/2002                 13383                              $14,456
 6/30/2002                 13496                              $14,609
 7/31/2002                 13678                              $14,797
 8/31/2002                 13833                              $14,975
 9/30/2002                 14133                              $15,303
10/31/2002                 13873                              $15,049
11/30/2002                 13799                              $14,986
12/31/2002                 14143                              $15,302
 1/31/2003                 14056                              $15,264
 2/28/2003                 14251                              $15,477
 3/31/2003                 14271                              $15,487
 4/30/2003                 14359                              $15,589
 5/31/2003                 14671                              $15,954
 6/30/2003                 14564                              $15,885
 7/31/2003                 14054                              $15,329
 8/31/2003                 14200                              $15,444
 9/30/2003                 14577                              $15,898
10/31/2003                 14481                              $15,819
11/30/2003                 14639                              $15,983
12/31/2003                 14738                              $16,116
 1/31/2004                 14757                              $16,208
 2/29/2004                 15018                              $16,452
 3/31/2004                 14893                              $16,395
 4/30/2004                 14549                              $16,006
 5/31/2004                 14553                              $15,949
 6/30/2004                 14615                              $16,006
 7/31/2004                 14750                              $16,217
 8/31/2004                 15002                              $16,542
 9/30/2004                 15035                              $16,629
10/31/2004                 15142                              $16,772
11/30/2004                 14968                              $16,635
12/31/2004                 15150                              $16,838
 1/31/2005                 15276                              $16,994
 2/28/2005                 15185                              $16,938
 3/31/2005                 15054                              $16,832
 4/30/2005                 15271                              $17,098
 5/31/2005                 15368                              $17,219
 6/30/2005                 15448                              $17,326
 7/31/2005                 15375                              $17,248
 8/31/2005                 15501                              $17,422
 9/30/2005                 15394                              $17,305
10/31/2005                 15304                              $17,200
11/30/2005                 15369                              $17,282
12/31/2005                 15486                              $17,431

CREDIT QUALITY(3), (4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                         49%
AA                                                                          39%
A                                                                            6%
Cash                                                                         1%
Unrated                                                                      5%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Years                                                                    4%
2-5 Years                                                                   14%
6-10 Years                                                                  28%
11-20 Years                                                                 51%
21+ Years                                                                    3%

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE  NEBRASKA TAX-FREE FUND
- Administrator Class was named the Wells Fargo Nebraska Tax-Free Fund - Institutional Class. Performance for the Administrator Class shares prior to September 8, 2000, reflects the performance of the Institutional class of the Great Plains Tax-Free Bond Fund, its predecessor fund, and prior to September 29, 1997, reflects performance of an unregistered predecessor common trust fund. The common trust fund was not subject to certain requirements and restrictions imposed by the Investment Company Act of 1940, which, if applicable, may have adversely affected performance.

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and Nebraska income tax rate of 39.45%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND Administrator Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                           Beginning        Ending
                                                                            Account        Account        Expenses      Net Annual
                                                                             Value          Value       Paid During      Expense
Wells Fargo Advantage California Limited-Term Tax-Free Fund                07/01/2005     12/31/2005    the Period(1)      Ratio
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,002.80       $ 4.34           0.85%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,020.87       $ 4.38           0.85%
Wells Fargo Advantage California Limited-Term Tax-Free Fund - Class C
Actual                                                                     $ 1,000.00     $   999.00       $ 8.11           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.09       $ 8.19           1.60%
Wells Fargo Advantage California Limited-Term Tax-Free Fund -
Administrator Class Actual                                                 $ 1,000.00     $ 1,003.90       $ 3.08           0.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.13       $ 3.11           0.60%

Wells Fargo Advantage California Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage California Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,007.60       $ 4.05           0.80%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,021.17       $ 4.08           0.80%
Wells Fargo Advantage California Tax-Free Fund - Class B
Actual                                                                     $ 1,000.00     $ 1,003.30       $ 7.83           1.55%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.39       $ 7.88           1.55%
Wells Fargo Advantage California Tax-Free Fund - Class C
Actual                                                                     $ 1,000.00     $ 1,004.20       $ 7.83           1.55%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.39       $ 7.88           1.55%
Wells Fargo Advantage California Tax-Free Fund - Administrator Class
Actual                                                                     $ 1,000.00     $ 1,008.90       $ 2.78           0.55%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.43       $ 2.80           0.55%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           Beginning        Ending
                                                                            Account        Account        Expenses      Net Annual
                                                                             Value          Value       Paid During      Expense
Wells Fargo Advantage Colorado Tax-Free Fund                               07/01/2005     12/31/2005    the Period(1)      Ratio
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Colorado Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,005.30       $ 4.30           0.85%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,020.92       $ 4.33           0.85%
Wells Fargo Advantage Colorado Tax-Free Fund - Class B
Actual                                                                     $ 1,000.00     $ 1,001.50       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage Colorado Tax-Free Fund - Administrator Class
Actual                                                                     $ 1,000.00     $ 1,006.60       $ 3.03           0.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.18       $ 3.06           0.60%

Wells Fargo Advantage Minnesota Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Minnesota Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,004.90       $ 4.30           0.85%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,020.92       $ 4.33           0.85%
Wells Fargo Advantage Minnesota Tax-Free Fund - Class B
Actual                                                                     $ 1,000.00     $ 1,001.10       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage Minnesota Tax-Free Fund - Class C
Actual                                                                     $ 1,000.00     $ 1,001.00       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage Minnesota Tax-Free Fund - Administrator Class
Actual                                                                     $ 1,000.00     $ 1,007.00       $ 3.04           0.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.18       $ 3.06           0.60%
Wells Fargo Advantage Minnesota Tax-Free Fund - Class Z
Actual                                                                     $ 1,000.00     $ 1,005.30       $ 3.89           0.78%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,021.32       $ 3.92           0.78%

Wells Fargo Advantage National Limited-Term Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,005.00       $ 4.30           0.85%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,020.92       $ 4.33           0.85%
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class B
Actual                                                                     $ 1,000.00     $ 1,001.20       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage National Limited-Term Tax-Free Fund - Class C
Actual                                                                     $ 1,000.00     $ 1,000.20       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage National Limited-Term Tax-Free Fund -
Administrator Class Actual                                                 $ 1,000.00     $ 1,005.30       $ 3.03           0.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.18       $ 3.06           0.60%

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           Beginning        Ending
                                                                            Account        Account        Expenses      Net Annual
                                                                             Value          Value       Paid During      Expense
Wells Fargo Advantage National Tax-Free Fund                               07/01/2005     12/31/2005    the Period(1)      Ratio
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage National Tax-Free Fund - Class A
Actual                                                                     $ 1,000.00     $ 1,004.70       $ 4.30           0.85%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,020.92       $ 4.33           0.85%
Wells Fargo Advantage National Tax-Free Fund - Class B
Actual                                                                     $ 1,000.00     $ 1,000.90       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage National Tax-Free Fund - Class C
Actual                                                                     $ 1,000.00     $ 1,000.00       $ 8.07           1.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,017.14       $ 8.13           1.60%
Wells Fargo Advantage National Tax-Free Fund - Administrator Class
Actual                                                                     $ 1,000.00     $ 1,005.90       $ 3.03           0.60%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,022.18       $ 3.06           0.60%

Wells Fargo Advantage Nebraska Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Nebraska Tax-Free Fund - Administrator Class
Actual                                                                     $ 1,000.00     $ 1,002.50       $ 3.79           0.75%
Hypothetical (5% return before expenses)                                   $ 1,000.00     $ 1,021.42       $ 3.82           0.75%

--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 95.33%

CALIFORNIA - 93.01%
$  1,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
              FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)                     5.00%           07/01/2007     $   1,115,730
   1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
              FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE)                     5.00            07/01/2008         1,128,559
     840,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
              HOSPITAL ASSOCIATION SERIES C                                          4.00            03/01/2008           845,435
     325,000  BAY AREA CA GOVERNMENT ASSOCIATION SAN FRANCISCO EXTENSION
              CAPITAL GRANT SERIES A                                                 4.88            06/15/2009           325,445
   1,000,000  BAY AREA GOVERNMENT ASSOCIATION CA (STATE & LOCAL GOVERNMENTS,
              AMBAC INSURED)                                                         5.00            06/15/2006         1,008,890
     600,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)         5.50            04/01/2013           638,898
   1,000,000  CALIFORNIA CATHOLIC HEALTHCARE WEST SERIES H (HEALTHCARE
              FACILITIES REVENUE)+/-                                                 4.45            07/01/2026         1,026,250
     490,000  CALIFORNIA CATHOLIC WEST SERIES A (HEALTHCARE FACILITIES REVENUE)      5.00            07/01/2006           494,317
     360,000  CALIFORNIA CATHOLIC WEST SERIES A (HEALTHCARE FACILITIES REVENUE)      5.00            07/01/2006           362,794
   2,190,000  CALIFORNIA HOME MORTGAGE (HOUSING REVENUE)                             3.20            02/01/2010         2,171,473
   1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE
              DISPOSAL WASTE MANAGEMENT PROJECT SERIES A (POLLUTION CONTROL
              REVENUE)+/-                                                            5.13            07/01/2031         1,042,520
     480,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  4.50            04/01/2006           481,190
   1,000,000  CALIFORNIA PRESBYTERIAN HOSPITAL (HEALTHCARE FACILITIES REVENUE,
              MBIA INSURED)                                                          5.50            05/01/2007         1,029,710
   1,000,000  CALIFORNIA STATE (GENERAL OBLIGATION - SCHOOL DISTRICTS, MBIA
              INSURED)                                                               5.25            12/01/2025         1,080,920
   1,000,000  CALIFORNIA STATE (OTHER REVENUE)                                       4.50            06/30/2006         1,006,280
   1,000,000  CALIFORNIA STATE (OTHER REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)                                                               5.75            10/01/2010         1,096,980
     950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING
              AUTHORITY SERIES A (OTHER REVENUE)                                     5.00            03/01/2010         1,009,071
   1,500,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A3
              (PROPERTY TAX REVENUE,
              CITIBANK NA LOC)+/- SS.                                                3.75            05/01/2034         1,500,000
   1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT GENERAL SERVICES
              BUTTERFIELD STATE A (LEASE REVENUE)                                    4.00            06/01/2011         1,013,510
   1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
              SERIES C (LEASE REVENUE)                                               5.25            11/01/2008         1,303,937
     100,000  CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
              UNIVERSITY SERIES A (LEASE REVENUE)                                    5.50            10/01/2010           108,113
   1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD PUTTERS SERIES 962 (LEASE
              REVENUE, MBIA INSURED)+/- SS.                                          3.54            05/01/2013         1,000,000
   3,040,000  CALIFORNIA STATE SERIES 27 (GENERAL OBLIGATION - STATES,
              TERRITORIES, MBIA INSURED)^                                            3.77            09/01/2011         2,459,451
     780,000  CALIFORNIA STATE SERIES 997 (GENERAL OBLIGATION - STATES,
              TERRITORIES, AMBAC INSURED)+/- SS.                                     3.54            09/01/2012           780,000
     745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
              AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & UNIVERSITY REVENUE)     5.00            07/01/2010           791,816
   1,000,000  CALIFORNIA STATEWIDE CDA+/- SS.                                        4.45            05/15/2029         1,000,000
   1,880,000  CALIFORNIA STATEWIDE CDA CERTIFICATES OF PARTICIPATION (LEASE
              REVENUE, JP MORGAN CHASE BANK LOC)+/- SS.                              3.70            12/01/2018         1,880,000
   1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
              (SOLID WASTE REVENUE)                                                  4.95            12/01/2012         1,042,770
   1,000,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
              (HOUSING REVENUE)+/-                                                   5.10            05/15/2025         1,035,370
     500,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES E (HEALTHCARE
              FACILITIES REVENUE)+/-                                                 4.70            11/01/2036           513,230
   3,000,000  CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES I (HEALTHCARE
              FACILITIES REVENUE)+/-                                                 3.45            04/01/2035         2,909,940
     925,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
              (HOUSING REVENUE)                                                      4.25            07/01/2012           916,231
   1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
              REVENUE, AMBAC INSURED)                                                5.50            08/01/2011         1,499,379
     505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & UNIVERSITY
              REVENUE)                                                               4.10            11/01/2010           513,671
     300,000  CALIFORNIA VETERANS BONDS SERIES A (PROPERTY TAX REVENUE)              9.00            04/01/2009           349,983

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL PROJECT
              (ELECTRIC REVENUE, MBIA INSURED)                                       5.25%           07/01/2010     $   1,054,450
   1,200,000  CONTRA COSTA CA SERIES K (WATER REVENUE, FIRST SECURITY BANK LOC)      5.00            10/01/2009         1,272,264
   1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT (LEASE
              REVENUE, MBIA INSURED)                                                 5.25            11/01/2010         1,052,280
   1,000,000  CSUCI CA RENTAL HOUSING (COLLEGE & UNIVERSITY REVENUE, CITIBANK NA
              LOC)+/-SS.                                                             3.15            08/01/2031           991,350
     235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.00            12/15/2010           244,078
     400,000  DEL MAR CA RACE TRACK AUTHORITY (SPORTS FACILITIES REVENUE)            4.00            08/15/2006           401,188
     250,000  DEL MAR CA RACE TRACK AUTHORITY (SPORTS FACILITIES REVENUE)            5.00            08/15/2007           255,585
     300,000  DEL MAR CA RACE TRACK AUTHORITY (SPORTS FACILITIES REVENUE)            5.00            08/15/2008           310,191
   1,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
              APPRECIATION SENIOR LIEN SERIES A                                      7.05            01/01/2010         1,137,530
     240,000  FREMONT CA ELECTION OF 2002 SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                               6.75            08/01/2010           273,703
   1,945,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATE TOBACCO SETTLEMENT
              REVENUE SERIES 2003-A-1                                                5.00            06/01/2021         1,958,109
     300,000  HAWTHORNE CA 2004 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^       4.28            08/01/2015           199,959
     300,000  HAWTHORNE CA 2004 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^       4.37            08/01/2016           189,873
   3,550,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL IMPORTANT
              PROJECT SERIES B (LEASE REVENUE, FIRST SECURITY BANK LOC)              6.25            08/01/2011         3,822,569
   3,000,000  LODI CA ELECTRIC SYSTEMS REVENUE CTFS PARTICIPATION CAP
              APPRECIATION - SERIES B (ELECTRIC REVENUE, MBIA INSURED)^              3.50            01/15/2024         1,098,930
     500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                  5.35            09/01/2010           526,445
     500,000  LOMA LINDA CAMEDICARE CENTER A (HOSPITAL REVENUE)                      4.00            12/01/2011           500,355
     230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                        4.75            08/15/2011           230,278
   1,880,000  LOS ANGELES CA SERIES A (SEWER REVENUE, MBIA INSURED)                  4.00            06/01/2010         1,931,568
   1,005,000  LOS ANGELES QUINTA CA FINANCE AUTHORITY LOC AGENCY ROCS RR II R
              412X (TAX INCREMENTAL REVENUE, AMBAC INSURED)+/-SS.                    3.55            09/01/2034         1,005,000
     925,000  MODESTO CA SERIES A (POWER REVENUE, MBIA INSURED)                      6.00            10/01/2015           962,472
   1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                         5.10            02/15/2011         1,021,490
   1,500,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)      12.00            08/01/2013         2,306,265
   1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION PROJECT
              SERIES A (POWER REVENUE, MBIA INSURED)                                 7.00            05/01/2013         1,656,340
     590,000  ONTARIO CA RDFA ONTARIO REDEVELOPMENT PROJECT #1 (TAX INCREMENTAL
              REVENUE, MBIA INSURED)                                                 6.90            08/01/2010           674,694
   1,250,000  ORANGE COUNTY CA LADERA RANCH SERIES A (SPECIAL TAX REVENUE)           6.70            08/15/2029         1,415,762
   1,000,000  ORANGE COUNTY CA SERIES A (LEASE REVENUE, MBIA INSURED)                5.60            07/01/2009         1,031,660
   1,965,000  OXNARD CALIFORNIA FINANCING AUTHORITY SOLID WASTE (SEWER REVENUE,
              AMBAC INSURED)                                                         5.00            05/01/2011         2,070,737
     100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA
              SCHOOL (LEASE REVENUE, MBIA INSURED)                                   5.10            08/01/2006           100,179
     825,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                               4.50            09/01/2012           840,667
     985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE, AMBAC
              INSURED)                                                               5.00            08/01/2012         1,039,924
   1,110,000  SAN DIEGO CA USD ELECTION 1998 SERIES D (GENERAL OBLIGATION -
              SCHOOL DISTRICTS, FGIC INSURED)                                        5.25            07/01/2022         1,213,341
     615,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES INCORPORATED
              PROJECT (AIRPORT REVENUE)                                              8.00            07/01/2013           706,309

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT #2 SERIES A (SPECIAL
              TAX REVENUE)                                                           3.85%           09/01/2009     $     268,045
   1,000,000  STATE SCHOOL FUNDING OARS-OAKLAND UNIVERSITY SCHOOL DISTRICT-
              SERIES C (ECONOMIC DEVELOPMENT REVENUE, FGIC INSURED)+/-SS.            3.36            08/15/2023         1,000,000
     520,000  STOCKTON CA PUBLIC FINANCING (OTHER REVENUE, RADIAN INSURED)           3.50            09/02/2010           514,587
   1,310,000  SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                      5.00            10/01/2010         1,380,321
     285,000  SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
              (SPECIAL TAX REVENUE)                                                  3.50            09/01/2007           285,390
     395,000  SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
              (SPECIAL TAX REVENUE)                                                  3.50            09/01/2008           395,115
     645,000  SWEETWATER CA HIGH SCHOOL DISTRICT PFA SPECIAL TAX SERIES B
              (SPECIAL TAX REVENUE)                                                  3.63            09/01/2013           625,521
     415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT DISTRIBUTION
              FACILITIES (LEASE REVENUE, AMBAC INSURED)                              5.00            04/01/2012           441,390
     245,000  WHITTIER CA PUBLIC FINANCING AUTHORITY GREENLEAF AVE WHITTIER
              REDEVELOPMENT SERIES A (LEASE REVENUE)                                 5.00            11/01/2012           256,914

                                                                                                                       75,144,691
                                                                                                                    -------------

PUERTO RICO - 2.32%

   1,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
              (SPECIAL TAX REVENUE, AMBAC INSURED)+/-SS.                             3.54            01/01/2023         1,000,000

     805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                 5.75            07/01/2020           877,402

                                                                                                                        1,877,402
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $76,732,584)                                                                       77,022,093
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 3.73%
   3,011,222  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~++                                  01/03/2006         3,011,222

TOTAL SHORT-TERM INVESTMENTS (COST $3,011,222)                                                                          3,011,222

TOTAL INVESTMENTS IN SECURITIES
(COST $79,743,806)*                          99.06%                                                                 $  80,033,315
OTHER ASSETS AND LIABILITIES, NET             0.94                                                                        757,847
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $  80,791,162
                                            ======                                                                  =============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,011,222.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES - 2.77%
      64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INCORPORATED                                   $     989,026
     314,300  MUNIYIELD CALIFORNIA FUND INCORPORATED                                                                    4,123,616
     414,378  MUNIYIELD CALIFORNIA INSURED FUND INCORPORATED                                                            6,045,775
      10,000  PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST                                                          130,400
     157,740  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST                                                        2,342,439

                                                                                                                       13,631,256
                                                                                                                    -------------

TOTAL INVESTMENT COMPANIES (COST $12,730,264)                                                                          13,631,256
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
MUNICIPAL BONDS & NOTES - 95.65%

CALIFORNIA -94.80%
$  4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING HOUSE
              (NURSING HOME REVENUE)                                                 5.50%           02/15/2029     $   4,151,400
   2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
              MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                         5.30            10/01/2032         2,274,961
   1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
              FGIC INSURED)^                                                         4.46            08/01/2018           861,390
   2,000,000  ACALANES CALIFORNIA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY
              BANK LOC)                                                              5.25            08/01/2025         2,179,080
   1,500,000  ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C (LEASE
              REVENUE, FIRST SECURITY BANK LOC)^                                     4.57            09/01/2022           699,405
   4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
              UNIVERSITY REVENUE)                                                    5.88            09/01/2020         4,619,647
  10,000,000  BAKERSFIELD CA CTFS PARTNERSHIP SERIES B (LEASE REVENUE)^              4.46            04/15/2021         5,010,900
   3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT # 2000-1
              LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)      5.75            08/01/2030         3,854,668
   5,000,000  BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            08/01/2027         5,201,600
   2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE REVENUE,
              FIRST SECURITY BANK LOC)                                               4.75            09/02/2024         2,047,000
   1,195,000  BUTTE MT GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          5.50            08/01/2019         1,324,622
   1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^        4.60            08/01/2021           738,315
   4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                    5.00            03/01/2028         4,042,960
   3,000,000  CALIFORNIA CASA COLINA PROJECT (HEALTHCARE FACILITIES REVENUE)         6.00            04/01/2022         3,215,640
   5,100,000  CALIFORNIA HOME MORTGAGE SERIES G (HOUSING REVENUE, FIRST SECURITY
              BANK LOC)SS.+/-                                                        3.35            08/01/2031         5,100,000
   5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE
              REVENUE, MBIA INSURED)                                                 5.50            06/01/2025         5,480,550
   5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
              GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE)            5.25            10/01/2034         5,152,500
   1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS
              RESEARCH INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE)            5.75            07/01/2030         1,341,683
   2,000,000  CALIFORNIA INSURED DE LAS COMPANAS SERIES A (HEALTHCARE FACILITIES
              REVENUE, AMBAC INSURED)                                                5.75            07/01/2015         2,043,840
     370,000  CALIFORNIA MULTI UNIT RENTAL HOUSING SERIES B-II (HOUSING REVENUE)     6.70            08/01/2015           370,796
   1,500,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  5.13            04/01/2017         1,536,825
   1,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  5.25            04/01/2024         1,019,200
   2,000,000  CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B (COLLEGE
              & UNIVERSITY REVENUE)                                                  6.75            06/01/2030         2,159,820
     165,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES B (HOUSING REVENUE, GNMA INSURED)            6.25            12/01/2031           166,348
     220,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE BACKED
              SECURITIES PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)+/-        6.35            12/01/2029           221,888
   1,000,000  CALIFORNIA SAINT FRANCIS MEMORIAL HOSPITAL SERIES C (HEALTHCARE
              FACILITIES REVENUE)                                                    5.88            11/01/2023         1,195,780

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    210,000  CALIFORNIA SMALL FACILITY LOAN SERIES A (HEALTHCARE FACILITIES
              REVENUE, CALIFORNIA MORTGAGE INSURED)                                  6.75%           03/01/2020     $     210,517
   1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
              PROGRAM SERIES MM (LEASE REVENUE)                                      5.50            06/01/2021         1,118,198
     450,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES,
              AMBAC INSURED)                                                         5.25            12/01/2024           480,722
   1,000,000  CALIFORNIA STATE (OTHER REVENUE)                                       4.50            06/30/2006         1,006,280
   4,550,000  CALIFORNIA STATE (OTHER REVENUE, AMBAC INSURED)                        5.25            12/01/2024         4,918,186
   3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A (OTHER
              REVENUE, AMBAC INSURED)                                                5.30            12/01/2021         3,169,230
   5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2
              (WATER REVENUE)                                                        6.00            12/01/2007         5,256,850
   3,325,000  CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE
              SERIES A (OTHER REVENUE)                                               4.80            12/01/2027         3,389,272
   1,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE POWER SUPPLY SERIES
              C-13 (UTILITIES
              REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.45            05/01/2022         1,000,000
   3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
              SENIOR AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE &
              UNIVERSITY REVENUE)                                                    6.00            07/01/2022         3,991,260
   6,000,000  CALIFORNIA STATEWIDE CDA CATHOLIC HEALTHCARE WEST (HEALTHCARE
              FACILITIES REVENUE)                                                    6.50            07/01/2020         6,846,360
   2,800,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER
              (HEALTHCARE FACILITIES REVENUE)                                        6.50            08/01/2012         3,044,720
   2,000,000  CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING
              FOUNDATIONSS.+/-                                                       4.30            12/01/2028         2,000,000
   1,410,000  CALIFORNIA STATEWIDE CDA CERTIFICATES OF PARTICIPATION (LEASE
              REVENUE, JP MORGAN CHASE BANK LOC)SS.+/-                               3.70            12/01/2018         1,410,000
   2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.25            08/15/2029         2,114,700
   2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.25            08/15/2029         2,114,700
   2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
              (HOUSING REVENUE, GNMA INSURED)                                        6.10            12/20/2035         2,121,173
   4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & WASTEWATER
              AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                            5.25            10/01/2027         4,490,218
   5,000,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HEALTHCARE
              FACILITIES REVENUE)                                                    5.38            04/01/2017         5,114,950
   6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                               6.25            08/15/2031         6,681,720
   2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES
              REVENUE, FIRST SECURITY BANK LOC)                                      5.13            08/15/2022         2,871,027
   2,000,000  CALIFORNIA THE EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE,
              CALIFORNIA MORTGAGE INSURED)                                           5.25            02/01/2021         2,097,440
   1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
              (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.00            08/01/2032         1,040,790
     180,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
              MBIA INSURED)                                                          6.50            04/01/2012           180,479
   1,080,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25            10/01/2019         1,181,304
   1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25            10/01/2020         1,246,932
   5,000,000  CENTER USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
              REVENUE, MBIA INSURED)^                                                4.60            09/01/2021         2,451,750
   2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GENERAL
              OBLIGATION PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE,
              MBIA INSURED)                                                          6.45            02/01/2018         3,163,129
   1,000,000  CHICO CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION CHICO
              AMENDED & MERGED REDEVELOPMENT (TAX ALLOCATION REVENUE, AMBAC
              INSURED)                                                               5.00            04/01/2032         1,039,390
   3,000,000  CHICO PUBLIC FINANCING AUTHORITY REDEVELOPMENT PROJECT AREA
              (TAX INCREMENTAL REVENUE, MBIA INSURED)                                5.13            04/01/2021         3,176,400
   1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
              DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)           6.00            08/01/2016         1,822,140
   1,000,000  CHULA VISTA CA INDUSTRIAL DEVELOPMENT REVENUE                          5.00            12/01/2027         1,015,230

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  5,000,000  CONTRA COSTA CA HOME MANAGEMENT FINANCING AUTHORITY (OTHER
              REVENUE, MBIA INSURED)^                                                6.40%           09/01/2017     $   2,398,600
   2,755,000  CONTRA COSTA CA TRANSPORTATION AUTHORITY SERIES A (SALES TAX
              REVENUE)                                                               6.50            03/01/2009         2,940,356
     270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                 7.75            05/01/2022           355,771
     885,000  CONTRA COSTA COUNTY CA PFA PLEASANT HILL (TAX ALLOCATION
              REVENUE)                                                               5.25            08/01/2028           953,526
   4,615,000  CONTRA COSTA COUNTY CA PFA PLEASANT HILL (TAX ALLOCATION
              REVENUE)                                                               5.25            08/01/2028         4,701,947
   1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.65            12/15/2019         1,108,206
   1,095,000  DINUBA CA UNIFORM SCHOOL DISTRICT FINANCING PROJECT (LEASE
              REVENUE, AMBAC INSURED)                                                4.50            02/01/2024         1,096,434
   4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
              PROJECT (TAX INCREMENTAL REVENUE)^                                     5.48            12/01/2016         2,216,880
   5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE)                     5.25            04/01/2024         5,353,267
   2,000,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE, ACA INSURED)        5.25            04/01/2019         2,066,680
   3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR
              PROJECT (TAX INCREMENTAL REVENUE)                                      6.63            10/01/2029         3,509,979
   3,000,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION ELECTION 2002 SERIES E (GENERAL OBLIGATION
              - SCHOOL DISTRICTS, XL CAPITAL ASSURANCE COMPANY INSURED)^             4.96            08/01/2023         1,267,410
   4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                              4.70            09/01/2018         2,366,683
   5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                              4.46            09/01/2019         2,650,365
   5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, MBIA
              INSURED)^                                                              4.60            09/01/2020         2,583,551
   2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
              PHASE II (LEASE REVENUE, AMBAC INSURED)                                5.25            01/01/2034         2,603,600
     500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                    5.75            09/02/2014           510,400
   1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                    5.90            09/02/2021         1,785,683
   2,125,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CENTER FOR THE
              ARTS (LEASE REVENUE, AMBAC INSURED)                                    6.00            09/01/2018         2,149,480
   2,000,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
              PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                        6.13            09/01/2011         2,177,140
   1,595,000  FOLSOM CA CORDOVA DISTRICT #2 CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)^                                  4.52            10/01/2019           862,815
   1,285,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.50            10/01/2017         1,349,687
   5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.50            10/01/2027         5,226,430
   4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.60            10/01/2027         5,024,968
   3,000,000  FONTANA CA USD SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)           6.15            05/01/2020         3,174,000
   1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                   6.63            12/01/2011         1,012,350
   8,760,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATE TOBACCO
              SETTLEMENT REVENUE SERIES 2003-A-1                                     5.00            06/01/2021         8,819,042
   2,420,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
              REVENUE, MBIA INSURED)^                                                4.26            08/01/2015         1,616,028
   2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                      6.00            12/01/2013         2,707,225
   4,500,000  HAWTHORNE CA SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY
              BANK LOC)                                                              6.00            11/01/2025         4,990,410
   1,360,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
              INSURED)                                                               4.88            07/01/2023         1,409,382

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  1,240,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
              INSURED)                                                               4.63%           07/01/2025     $   1,267,838
   3,750,000  INDUSTRY CA URBAN DEVELOPMENT AGENCY CIVIC RECREATION
              INDIVIDUAL SERIES 1 (TAX INCREMENTAL REVENUE, MBIA INSURED)            5.00            05/01/2017         3,875,362
   1,555,000  INGLEWOOD CA RDA MERGED REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE, AMBAC INSURED)                                    5.25            05/01/2017         1,717,684
     255,000  JAMUL-DULZURA SD UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
              REVENUE)                                                               6.40            08/01/2016           255,566
   2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE, MBIA
              INSURED)                                                               5.60            08/01/2012         2,025,520
   4,000,000  LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                5.50            09/01/2030         4,097,120
   3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                  5.63            09/01/2016         3,146,714
   2,965,000  LANCASTER CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              1999 (GENERAL OBLIGATION - SCHOOL DISTRICTS, MBIA INSURED)^            4.70            08/01/2024         1,249,925
   3,000,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)       6.00            11/01/2008         3,217,170
   1,500,000  LONG BEACH CA FINANCING AUTHORITY (LEASE REVENUE, AMBAC INSURED)       6.00            11/01/2017         1,736,040
   2,900,000  LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              1998 SERIES B (PROPERTY TAX REVENUE, MBIA INSURED)^                    4.75            08/01/2021         1,304,130
   4,745,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)            5.38            11/01/2015         4,856,413
   2,720,000  LOS ANGELES CA HARBOR DEPARTMENT SERIES B (AIRPORT REVENUE)            5.38            11/01/2023         2,781,771
   2,200,000  LOS ANGELES CA USD MULTIPLE PROPERTY PROJECTS SERIES A (LEASE
              REVENUE, FIRST SECURITY BANK LOC)                                      5.50            10/01/2010         2,280,344
   6,000,000  LOS ANGELES CA WASTEWATER SYSTEMS REVENUE SERIES A (WATER &
              SEWER REVENUE, MBIA INSURED)                                           5.00            06/01/2030         6,303,300
   3,475,000  LOS ANGELES CA WATER & POWER REVENUE (WATER REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            07/01/2025         3,674,222
   1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION (LEASE REVENUE,
              AMBAC INSURED)^                                                        4.62            09/01/2020           524,493
   2,700,000  LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION SERIES
              B (LEASE REVENUE, AMBAC INSURED)                                       6.00            12/01/2014         3,155,058
   2,000,000  LOS ANGELES COUNTY CA CAPITAL ASSET LEASING CORPORATION SERIES
              B (LEASE REVENUE, AMBAC INSURED)                                       6.00            12/01/2015         2,345,380
   5,000,000  MANTECA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            08/01/2027         5,462,700
   2,235,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
              SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                         4.49            08/01/2018         1,278,733
     805,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)              6.00            10/01/2012           807,777
   4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
              INCREMENTAL REVENUE, AMBAC INSURED)                                    5.00            05/01/2021         4,593,750
   1,260,000  MOUNTAIN VIEW CA LOS ALTOS UNION HIGH SCHOOL DISTRICT SERIES D
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^                       4.51            08/01/2019           687,418
   1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                         5.50            02/15/2013         1,111,363
   1,900,000  NORCO CA REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE, AMBAC
              INSURED)                                                               5.00            03/01/2026         1,979,325
   5,000,000  NORTHERN CA TRANSMISSION CALIFORNIA-OREGON TRANSMISSION PROJECT
              SERIES A (POWER
              REVENUE, MBIA INSURED)                                                 7.00            05/01/2013         5,915,500
   1,305,000  OCEANSIDE CA CDA DOWNTOWN REDEVELOPMENT PROJECT (TAX ALLOCATION
              REVENUE, XL
              CAPITAL ASSURANCE COMPANY INSURED)                                     4.50            09/01/2020         1,320,830
   1,500,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY ONTARIO
              REDEVELOPMENT PROJECT #1 (SPECIAL TAX REVENUE, MBIA INSURED)           6.00            08/01/2015         1,517,925
   2,160,000  ORCHARD CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              2000 SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                    4.73            08/01/2024           906,271
  11,000,000  PALM SPRINGS CA CERTIFICATE (HOSPITAL REVENUE)^                        4.57            04/15/2021         5,511,990
   1,000,000  PARAMOUNT CA USD CAPITAL APPRECIATION SERIES A (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)^                                     4.61            09/01/2021           489,600

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  1,825,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
              REVENUE)                                                               6.25%           01/01/2018     $   2,092,545
   2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                       5.75            10/01/2031         2,166,657
   1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)         5.25            10/01/2020         1,118,673
   5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                6.25            12/01/2032         5,870,700
   2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
              INSURED)                                                               5.50            05/01/2019         2,270,480
   2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                    5.85            08/01/2032         2,687,403
   2,680,000  PONOMA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)            6.55            08/01/2029         3,501,393
   2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                               5.50            11/01/2020         2,153,000
   5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                               5.00            11/01/2021         5,172,200
   3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                    5.13            06/01/2030         3,494,916
   1,000,000  REDLANDS CA RDA REDEVELOPMENT PROJECT AREA SERIES A (TAX
              REVENUE, AMBAC INSURED)                                                4.63            08/01/2022         1,015,630
   1,345,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                               4.88            09/01/2018         1,365,955
   1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                               5.00            09/01/2021         1,022,110
   1,100,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
              REVENUE)                                                               5.25            05/15/2013         1,121,659
   1,425,000  RIO HONDO CALIFORNIA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)^                                                4.28            08/01/2015           949,805
   8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY
              HOSPITAL PROJECT
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)^                         4.88            06/01/2026         3,211,264
   1,310,000  RIVERSIDE COUNTY CA PFA REDEVELOPMENT PROJECTS SERIES A (TAX
              ALLOCATION REVENUE)                                                    5.50            10/01/2022         1,356,649
   2,410,000  RIVERSIDE COUNTY CA PFA REDEVELOPMENT PROJECT 2005 SERIES A
              (TAX REVENUE)                                                          5.50            10/01/2022         2,497,290
     840,000  RIVERSIDE COUNTY CA PFA REDEVELOPMENT PROJECT 2005 SERIES A
              (TAX REVENUE)                                                          5.50            10/01/2022           856,447
   3,990,000  ROCKLIN CA RDA ROCKLIN REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.50            09/01/2031         4,136,912
       5,000  SACRAMENTO CA FINANCING AUTHORITY (OTHER REVENUE)                      6.70            11/01/2011             5,013
   2,500,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)            6.25            08/15/2010         2,749,950
     300,000  SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)            5.75            11/15/2008           300,642
     935,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                          5.38            12/01/2013           996,411
   2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
              PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                       5.70            03/01/2034         2,981,528
   2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              (SEWER REVENUE)                                                        4.75            12/01/2023         2,114,857
   3,910,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST
              SECURITY BANK LOC)^                                                    4.69            09/01/2023         1,724,193
   1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
              FACILITIES REVENUE)                                                    5.30            09/01/2020         1,101,340
   3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE)          6.25            09/01/2029         3,370,016
   4,500,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES
              A (SALES TAX REVENUE)                                                  6.00            04/01/2008         4,676,625
   1,530,000  SAN DIEGO COUNTY CA CTFS PARTN REF-EDGEMOOR PROJECT AND REGL
              SYSTEM (LEASE REVENUE, AMBAC INSURED)                                  5.00            02/01/2027         1,596,922
   2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
              SERIES 15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                  5.00            05/01/2017         2,451,805
   2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND
              SERIES 27-B (AIRPORT REVENUE, FGIC INSURED)                            5.00            05/01/2019         2,634,450
   4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)                                                    7.55            01/01/2008         4,415,000
   5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.39            01/01/2019         3,132,766
   5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.60            01/01/2023         2,332,882
   6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.63            01/01/2024         2,631,960
   5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.63            01/01/2025         2,095,200
   3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE, GEMIC
              INSURED)^                                                              4.35            04/01/2016         2,123,814
   3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
              REVENUE)                                                               6.20            01/01/2041         3,467,937
   1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^              4.61            01/01/2021           608,176

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$  5,020,000  SAN MARCOS CA SERIES A (GENERAL OBLIGATION - STATES,
              TERRITORIES)                                                           6.25%           09/02/2022     $   6,055,425
   1,300,000  SAN MARCOS CA PUBLIC FACILITIES (STATE & LOCAL GOVERNMENTS)^           4.39            01/01/2019           739,128
   1,310,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (STATE & LOCAL
              GOVERNMENTS)^                                                          4.11            01/01/2015           908,249
   4,475,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY PROJ AREAS # 2 & 3
              FING PJ-C (TAX ALLOCATION REVENUE, AMBAC INSURED)                      5.00            08/01/2028         4,661,652
   1,000,000  SAN MATEO CA RDA (TAX INCREMENTAL REVENUE)                             5.40            08/01/2018         1,052,140
   3,135,000  SAN SEDRO CA SCHOOL DISTRICT CAPITAL APPRECIATION SERIES D
              (PROPERTY TAX REVENUE, FGIC INSURED)^                                  4.60            08/01/2022         1,462,572
   3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
              (LEASE REVENUE)                                                        5.60            09/01/2019         3,142,950
   3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
              APARTMENTS SERIES A (HOUSING REVENUE)                                  6.50            09/01/2039         2,915,910
   1,000,000  SANTA MONICA CA COMMUNITY COLLEGE DISTRICT CAPITAL
              APPRECIATION 2002 ELECTION SERIES C (OTHER REVENUE, MBIA
              INSURED)^                                                              4.33            08/01/2015           663,340
   1,750,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
              REVENUE, AMBAC INSURED)                                                5.25            08/01/2022         1,970,098
   1,050,000  SONOMA COUNTY CA JUNIOR COLLEGE DISTRICT CAPITAL
              APPRECIATION-REF (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)^                                                                  4.00            08/01/2013           777,682
   1,000,000  SONOMA VALLEY CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                              6.00            07/15/2021         1,024,610
   1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
              INCREMENTAL REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)             5.25            09/01/2019         1,904,912
   1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                  6.75            07/01/2011         1,448,372
       5,000  STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A
              (HOUSING REVENUE, GNMA INSURED)                                        7.50            02/01/2023             5,014
   5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
              SERIES A (PROPERTY TAX
              REVENUE, MBIA INSURED)^                                                3.98            09/01/2013         4,204,853
   5,575,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
              REVENUE, AMBAC INSURED)                                                5.38            10/01/2034         5,944,344
   3,235,000  UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                      4.75            05/15/2026         3,295,300
   6,000,000  UNIVERSITY OF CALIFORNIA REVS SERIES F (COLLEGE & UNIVERSITY
              REVENUE, FIRST SECURITY BANK LOC)                                      4.75            05/15/2026         6,141,300
   3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE,
              FIRST SECURITY BANK LOC)                                               5.70            05/01/2016         3,367,715
   1,595,000  VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE)        5.50            04/01/2021         1,676,170
   2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
              PROJECT AREA (TAX INCREMENTAL REVENUE)                                 5.88            09/01/2037         2,621,375
   1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               5.75            08/01/2015         1,137,497
     800,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
              (HOUSING REVENUE)                                                      6.50            08/01/2010           803,080
   2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
              CENTER SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)               5.38            10/01/2018         2,616,178
   1,600,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
              (SPECIAL TAX REVENUE, MBIA INSURED)^                                   4.77            09/01/2019           840,112

                                                                                                                      467,114,565
                                                                                                                    -------------

PUERTO RICO - 0.85%
   3,800,000  CHILDRENS TRUST FUND PUERTO RICO                                       6.00            07/01/2010         4,189,272
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $440,996,664)                                                                     471,303,837
                                                                                                                    =============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 0.88%
$  4,352,058  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~++                                                 $   4,352,058
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,352,058)                                                                          4,352,058
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $458,078,986)*                         99.30%                                                                 $ 489,287,151
OTHER ASSETS AND LIABILITIES, NET             0.70                                                                      3,466,905
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 492,754,056
                                            ======                                                                  =============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,352,058.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES - 2.92%
       8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $     141,371
      50,096  DREYFUS MUNICIPAL INCOME INCORPORATED                                                                       445,854
      27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND INCORPORATED                                                          225,385
      17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                       221,495
      15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                    229,103
      25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                      370,415
      18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                        256,563
      15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                       206,557
      12,543  SELIGMAN SELECT MUNICIPAL FUND INCORPORATED                                                                 125,305
       7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                 115,814
       8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                              113,678
      12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                            174,103

TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                            2,625,643
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
MUNICIPAL BONDS & NOTES - 95.48%

COLORADO - 95.48%
$  1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON
              (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.50%           12/01/2019         1,363,737
   1,000,000  ADONEA METROPOLITAN DISTRICT #2 CO REVENUE (OTHER REVENUE)             4.38            12/01/2015           988,710
     500,000  ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
              (PROPERTY TAX REVENUE)                                                 6.38            12/01/2016           509,875
   1,000,000  AURORA CO MULTIFAMILY REVENUE+/-                                       4.25            12/20/2040         1,000,580
   1,000,000  BOULDER CO (WATER REVENUE)                                             5.60            12/01/2017         1,083,770
   1,235,000  BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC
              PROJECT (OTHER REVENUE, MBIA INSURED)                                  5.50            09/01/2020         1,339,802
   1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
              REVENUE)                                                               5.25            06/01/2021         1,303,750
   1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (PRIVATE
              SCHOOL REVENUE)                                                        7.13            12/15/2030         1,097,790
   1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
              CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                        6.25            12/15/2012         1,079,450
   3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER
              DAWSON SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                         5.30            02/15/2029         3,872,962
   1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL COLLEGIATE PROJECT
              (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)                                                               5.00            06/15/2019         1,100,975
     500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)                          7.00            11/01/2029           561,515
   1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)          5.75            06/01/2016         1,101,860
   1,295,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY EXCEL
              ACADEMY CHARTER SCHOOL
              PROJECT (GENERAL OBLIGATION - BOND BANK, XL CAPITAL ASSURANCE
              COMPANY INSURED)                                                       5.50            12/01/2025         1,429,279
     100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY JOHNSON &
              WALES UNIVERSITY PROJECT SERIES A (COLLEGE AND UNIVERSITY
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.00            04/01/2023           103,936
   1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PARKER
              CORE CHARTER (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)                                             5.00            11/01/2024         1,503,522
   1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
              CHARTER SCHOOL PROJECT (LEASE REVENUE)                                 6.00            12/01/2021         1,682,445
     600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
              RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                             6.75            06/01/2029           548,802
   1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
              COLLEGIATE PROJECT (EDUCATIONAL FACILITIES REVENUE, XL CAPITAL
              ASSURANCE COMPANY INSURED)                                             5.25            06/15/2024         1,249,591

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLORADO (CONTINUED)
$    500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
              MONTESSORI EVERGREEN PROJECT (OTHER REVENUE)                           6.50%           12/01/2035     $     501,775
   1,040,000  COLORADO EXEMPLA INCORPORATED SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                               5.50            01/01/2023         1,096,774
   1,705,000  COLORADO HOUSING & FINANCE AUTHORITY (HOUSING REVENUE)                 4.80            05/01/2030         1,711,649
   2,060,000  COLORADO HOUSING & FINANCE AUTHORITY DRIVERS SERIES 120
              (HOUSING REVENUE)+/-                                                   8.99            04/01/2011         2,176,884
     440,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
              REVENUE)                                                               6.50            08/01/2031           451,119
     190,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
              REVENUE)                                                               6.50            05/01/2016           193,553
     910,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A3 (HOUSING
              REVENUE)                                                               5.25            05/01/2032           922,695
     630,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
              REVENUE)                                                               6.10            08/01/2023           664,738
   1,845,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
              REVENUE)+/-                                                            6.70            08/01/2017         1,895,110
     465,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B3 (HOUSING
              REVENUE)                                                               6.55            08/01/2033           482,214
     535,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C3 (HOUSING
              REVENUE, FHA INSURED)                                                  6.38            08/01/2033           547,819
      80,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (HOUSING
              REVENUE, GENERAL OBLIGATION OF AUTHORITY)                              7.10            06/01/2014            80,997
     605,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E3 (HOUSING
              REVENUE)                                                               6.60            08/01/2017           627,809
     800,000  COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
              (HOUSING REVENUE, FNMA INSURED)+/-SS.                                  3.59            02/15/2028           800,000
   1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
              FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                5.00            06/01/2023         1,397,418
     415,000  COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HEALTHCARE
              FACILITIES REVENUE)                                                    5.00            01/01/2008           420,279
   2,000,000  COLORADO PARKVIEW MEDICAL CENTER PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                    6.50            09/01/2020         2,214,900
   1,250,000  COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HEALTHCARE
              FACILITIES REVENUE, AMBAC INSURED)                                     6.25            05/15/2011         1,414,100
   1,000,000  COLORADO SPRINGS CO COLORADO COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE)                                                    4.38            06/01/2026           979,720
   1,500,000  COLORADO STATE CERTIFICATE PARTNERSHIP (LEASE REVENUE, MBIA
              INSURED)                                                               5.00            11/01/2030         1,567,485
     500,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                    5.75            09/15/2022           511,320
     945,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              (WATER REVENUE)                                                        5.13            09/01/2018           989,245
      55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              (WATER REVENUE)                                                        5.13            09/01/2018            57,285
     970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              (WATER REVENUE)                                                        5.00            09/01/2019         1,012,341
   1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES A (WATER REVENUE)                                               4.50            09/01/2024         1,423,141
      30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES B (OTHER REVENUE)                                               5.00            09/01/2019            31,128
   1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
              WATER SERIES A (WATER REVENUE)                                         5.50            09/01/2022         1,155,960
   1,810,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                        4.88            09/01/2017         1,901,260
   1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                        5.00            09/01/2019         1,044,520
   1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT
              SERIES B (RECREATIONAL FACILITIES REVENUE)                             5.13            12/01/2017         1,026,740
   1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE, MBIA
              INSURED)                                                               5.60            11/15/2010         1,027,690
   1,000,000  DENVER CO CONVENTION CENTER HOTEL & AUTHORITY SR SERVICE A
              (PARKING FACILITIES REVENUE, XL CAPITAL ASSURANCE COMPANY
              INSURED)                                                               5.00            12/01/2018         1,059,750
   1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA
              INSURED)                                                               5.35            08/01/2018         1,524,884
   1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
              (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.75            12/15/2022         1,133,870
   1,250,000  DOVE VALLEY METROPOLITAN DISTRICT CO ARAPAHOE COUNTY (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00            11/01/2020         1,336,062
   2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERVICE
              B (OTHER REVENUE, MBIA INSURED)^                                       4.62            09/01/2020         1,279,250

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
COLORADO (CONTINUED)
$  2,500,000  EL PASO COUNTY TX SCHOOL DISTRICT #11 COLORADO SPRINGS CO
              (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                          7.10%           12/01/2017     $   3,192,750
   1,500,000  ENGLEWOOD CO MARKS APARTMENTS PROJECT GUARANTEE AGREEMENT
              (HOUSING REVENUE)                                                      6.65            12/01/2026         1,544,820
   1,000,000  FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                5.38            06/01/2025         1,088,490
   1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION (LEASE REVENUE, AMBAC
              INSURED)                                                               5.75            12/01/2019         1,304,376
   1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT #RE002 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.25            12/01/2021         1,502,066
   1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
              AMBAC INSURED)                                                         5.75            12/01/2019         1,257,979
     785,000  HIGH PLAINS CO METROPOLITAN DISTRICT (OTHER REVENUE)                   4.38            12/01/2015           783,289
     525,000  HIGHLANDS RANCH METROPOLITANDISTRICT #2 COLORADO (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      6.50            06/15/2011           601,088
     475,000  HIGHLANDS RANCH METROPOLITANDISTRICT #2 COLORADO (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      6.50            06/15/2011           543,813
   1,990,000  JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION (LEASE
              REVENUE, MBIA INSURED)                                                 4.50            12/01/2020         2,030,994
   3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                 6.50            12/15/2011         3,465,030
     500,000  LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        6.00            04/01/2019           523,805
   1,000,000  MESA STATE COLLEGE CO AUXILIARY FACILITIES ENTERPRISE (COLLEGE
              & UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)            5.00            05/15/2020         1,061,420
   2,000,000  METEX CO METROPOLITAN DISTRICT SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          5.80            12/01/2016         2,109,140
     790,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50            12/01/2016           797,537
     250,000  PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
              REVENUE)                                                               6.90            07/01/2015           253,463
   1,055,000  REGIONAL TRANSUNION DISTRICT COLORADO CTFS PARTNERSHIP SERIES
              A (LEASE REVENUE, AMBAC INSURED)                                       5.00            06/01/2021         1,116,696
     600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
              REVENUE)                                                               7.38            09/01/2010           690,168
     500,000  TODD CREEK FARMS CO METROPOLITAN DISTRICT #1 WATER &
              WASTEWATER (WATER REVENUE)                                             6.13            12/01/2019           496,965
   1,730,000  UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
              (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.50            06/01/2019         1,873,642

                                                                                                                       85,821,366
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $81,725,946)                                                                       85,821,366
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 1.13%
   1,014,000  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                             1,014,000
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,014,000)                                                                          1,014,000
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $85,017,492)*                          99.53%                                                                 $  89,461,009
OTHER ASSETS AND LIABILITIES, NET             0.47                                                                        426,887
                                            ======                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $  89,887,896
                                            ======                                                                  =============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,014,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 98.40%

MINNESOTA - 98.37%
$  2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00%           02/01/2018     $   3,000,109
     650,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.15            01/01/2020           696,969
   1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.25            01/01/2032         1,604,820
   1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
              FACILITIES REVENUE)                                                    5.63            09/01/2021         1,085,701
   3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00            02/01/2016         3,143,070
   3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00            02/01/2019         3,139,590
   3,000,000  BRECKENRIDGE MN CATHOLIC HEALTH INITIATIVES SERIES A
              (HEALTHCARE FACILITIES REVENUE                                         5.00            05/01/2030         3,111,570
     200,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
              GOLF COURSE (LEASE REVENUE)                                            4.38            05/01/2024           191,348
   1,000,000  CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)            5.25            10/01/2025         1,059,420
     750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.70            02/01/2017           801,608
     945,000  CHASKA MN SERIES A (ELECTRIC REVENUE)                                  5.63            10/01/2014         1,030,872
     995,000  CHASKA MN SERIES A (ELECTRIC REVENUE)                                  5.70            10/01/2015         1,088,649
   1,000,000  CUYUNA RANGE MN HOSPITAL DISTRICT SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                    6.00            06/01/2019         1,025,970
     695,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENEDICTINE HEALTH
              SYSTEM ST MARYS (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)        5.25            02/15/2021           725,302
     155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 5.90            02/01/2015           160,380
     255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 6.00            02/01/2018           262,693
     300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                 6.10            02/01/2021           307,659
   1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A
              (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.00            02/01/2018         1,054,520
     580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
              (HEALTHCARE FACILITIES REVENUE)                                        5.10            09/01/2014           607,202
     605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
              (HEALTHCARE FACILITIES REVENUE)                                        5.20            09/01/2015           634,385
     560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE
              (HEALTHCARE FACILITIES REVENUE)                                        5.30            09/01/2016           589,551
   1,150,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        5.00            04/01/2025         1,156,682
   1,000,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        5.00            04/01/2031           997,080
     700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
              REVENUE)                                                               7.20            04/01/2016           812,245
     600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
              REVENUE)                                                               7.40            04/01/2021           701,850
     585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (LEASE
              REVENUE)                                                               7.50            04/01/2031           687,053
   1,075,000  HIBBING MN DULUTH CLINIC LIMITED (HEALTHCARE FACILITIES
              REVENUE, FIRST SECURITY BANK LOC)                                      5.50            11/01/2013         1,197,786
   2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY
              TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            02/01/2017         2,954,105
   1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 SERIES A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00            04/01/2019         1,852,199
   1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
              REVENUE)                                                               5.25            02/01/2016         1,080,713
     500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
              REVENUE)                                                               5.35            02/01/2019           500,330
     100,000  MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                        6.00            11/01/2028           108,911
   1,000,000  METROPOLITAN COUNCIL MINNEAPOLIS-ST PAUL METROPOLITAN AREA MN
              SERIES G (LEASE REVENUE)                                               4.50            06/01/2025         1,007,640
     500,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
              OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.25            12/01/2016           529,580

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$    500,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
              OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.63%           12/01/2022     $     534,700
     600,000  MINNEAPOLIS & ST PAUL MN HOUSING & RDA HEALTHPARTNERS
              OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE)               5.88            12/01/2029           644,916
   4,660,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUBSERIES C (AIRPORT REVENUE, FGIC INSURED)                            5.25            01/01/2021         4,941,231
   1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                    6.00            11/15/2023         1,098,330
   3,700,000  MINNEAPOLIS MN HEALTHCARE SYSTEMS FAIRVIEW HEALTH SERVICES
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                         5.00            11/15/2030         3,857,990
     500,000  MINNEAPOLIS MN REF-ST ANTHONY FALLS PROJECT (TAX INCREMENTAL
              REVENUE)                                                               5.65            02/01/2027           504,230
      10,000  MINNEAPOLIS MN SAINT MARYS HOSPITAL & REHABILITATION                  10.00            06/01/2013            12,374
   1,415,000  MINNEAPOLIS MN TAX INCREMENT REVENUE (TAX REVENUE)                     5.50            02/01/2022         1,421,339
   1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           6.00            02/01/2022         1,312,172
   2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
              CARE SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.88            11/15/2010         2,205,022
   1,935,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE)                         6.38            11/15/2022         2,189,762
   4,265,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)           5.50            11/15/2017         4,517,531
   1,095,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)           5.50            11/15/2017         1,154,962
   1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
              RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                      7.25            11/01/2016         1,056,530
   2,000,000  MINNESOTA STATE COLLEGE AT SAINT BENEDICT SERIES 4T (COLLEGE &
              UNIVERSITY REVENUE)                                                    5.35            03/01/2020         2,017,760
      40,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY
              SERIES 4-1                                                             5.65            10/01/2006            40,673
      10,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY
              SERIES 4-1                                                             5.65            10/01/2007            10,141
     250,000  MINNESOTA STATE HOUSING FINANCING AGENCY (HOUSING REVENUE,
              GENERAL OBLIGATION OF AGENCY)                                          4.20            07/01/2015           252,710
     600,000  MINNESOTA STATE NORTHWESTERN COLLEGE SERIES 4Z (COLLEGE &
              UNIVERSITY REVENUE)                                                    5.20            10/01/2013           607,566
     895,000  MINNESOTA STATE SAINT MARYS UNIVERSITY SERIES 5E (COLLEGE &
              UNIVERSITY REVENUE)                                                    6.75            03/01/2019           968,945
     705,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, GENERAL OBLIGATION
              OF AGENCY)                                                             5.85            07/01/2020           716,393
     955,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)               5.35            07/01/2017           981,100
   1,050,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)             5.80            07/01/2021         1,054,400
       5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GENERAL OBLIGATION
              OF AGENCY)                                                             5.90            07/01/2025             5,055
     895,000  MINNESOTA STATE SERIES M (HOUSING REVENUE, GENERAL OBLIGATION
              OF AGENCY)+/-                                                          5.88            01/01/2017           902,822
   1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.65            02/01/2010         1,148,884
   1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.75            02/01/2022         1,726,609
   1,065,000  MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT #394 SERIES B
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00            02/01/2025         1,131,722
     505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                        5.20            12/01/2009           515,605
     725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                        5.40            12/01/2011           739,413
     825,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE)                                        5.45            12/01/2012           839,264

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$    850,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.75%           12/01/2019     $     905,021
     500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HOUSING REVENUE)                                                      5.30            12/01/2010           510,280
   1,135,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                             7.10            08/01/2011         1,256,229
     250,000  MOOSE LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTH FACILITIES
              CROSSOVER SERIES A (HEALTH FACILITIES FINANCING AUTHORITY
              REVENUE)                                                               5.00            12/01/2022           253,253
     750,000  MOOSE LAKE MN COMMUNITY HOSPITAL HEALTH FACILITIES CROSSOVER
              SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)               5.10            12/01/2024           760,995
   1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38            02/01/2017         1,535,277
   2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38            02/01/2019         2,190,185
     560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT
              SERIES A (LEASE REVENUE)                                               6.25            10/01/2019           581,112
   1,000,000  NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE FACILITIES
              REVENUE)                                                               5.90            03/01/2019         1,036,700
   2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.40            01/01/2015         2,137,420
   1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.30            01/01/2021         1,051,190
     360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
              REVENUE)                                                               5.90            02/01/2018           382,190
     455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
              REVENUE)                                                               6.00            02/01/2022           481,913
   1,475,000  PINE COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY PUBLIC
              PROJECT REVENUE (LEASE REVENUE)                                        5.00            02/01/2028         1,507,774
   1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
              REVENUE)                                                               5.00            02/01/2017         2,010,034
     300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
              SERIES A (HOUSING REVENUE)                                             6.63            01/01/2019           312,108
   2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            02/01/2019         2,975,320
   1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            02/01/2020         1,052,410
   1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.60            02/01/2018         1,268,230
   2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.63            02/01/2020         3,079,829
   2,285,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
              (HEALTHCARE FACILITIES REVENUE)                                        5.80            11/15/2007         2,385,609
   1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
              (HEALTHCARE FACILITIES REVENUE)                                        5.90            11/15/2009         1,791,075
   2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
              (HEALTHCARE FACILITIES REVENUE)                                        5.90            11/15/2010         2,204,460
   2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^        3.49            04/01/2009         1,787,120
   2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^        3.70            04/01/2011         1,649,660
   1,335,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.75            05/01/2010         1,452,947
   1,750,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.38            05/01/2011         1,886,167
   4,875,000  SAINT CLOUD MN SAINT CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)               5.75            05/01/2026         5,283,281
   2,025,000  SAINT LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   5.45            02/01/2013         2,136,274

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$  1,050,000  SAINT MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00%           02/01/2018     $   1,113,756
   2,000,000  SAINT MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                  5.00            02/01/2019         2,121,440
     225,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2012           232,252
     200,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2013           205,758
     225,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2014           229,793
     200,000  SAINT PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2015           203,352
     500,000  SAINT PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        5.20            05/15/2013           512,755
   1,700,000  SAINT PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        5.25            05/15/2018         1,733,711
   3,000,000  SAINT PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        5.30            05/15/2028         3,045,480
   2,500,000  SAINT PAUL MN HOUSING & RDA ST PAUL ACADEMY & SUMMIT SCHOOL
              PROJECT (PRIVATE SCHOOL REVENUE)                                       5.50            10/01/2024         2,601,900
     215,000  SAINT PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
              REVENUE)                                                               6.10            02/01/2006           215,492
     230,000  SAINT PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
              REVENUE)                                                               6.20            02/01/2007           230,520
     245,000  SAINT PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
              REVENUE)                                                               6.25            02/01/2008           245,564
     260,000  SAINT PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
              REVENUE)                                                               6.30            02/01/2009           260,640
      10,000  SAINT PAUL MN PORT AUTHORITY (AIRPORT REVENUE)                         7.10            07/01/2008            10,908
      20,000  SAINT PAUL MN PORT AUTHORITY OFFICE BUILDING (LEASE REVENUE)           5.25            12/01/2027            21,298
   1,000,000  SHAKOPEE MN ST FRANCIS REGIONAL MEDICAL CENTER (HEALTHCARE
              FACILITIES REVENUE)                                                    5.25            09/01/2034         1,027,110
     975,000  SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE,
              AMBAC INSURED)                                                         5.00            01/01/2009         1,021,449
   5,000,000  SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)^                                                         4.44            01/01/2020         2,703,400
     120,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                    6.63            06/01/2020           129,066
     145,000  STEELE COUNTY MN HEALTH CARE FACILITES CROSSOVER SERIES B
              (HOSPITAL REVENUE)                                                     4.50            06/01/2017           144,713
     545,000  STEELE COUNTY MN HEALTH CARE FACILITIES CROSSOVER SERIES B
              (HOSPITAL REVENUE)                                                     4.70            06/01/2023           541,517
   1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
              DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.13            12/01/2024         1,032,840
   1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
              DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.25            12/01/2026         1,090,866
   1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.75            07/01/2011         1,109,090
   2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.75            07/01/2017         3,262,128
   7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GENERAL OBLIGATION OF UNIVERSITY)                             5.50            07/01/2021         8,309,417
     400,000  VIRGINIA MN HOUSING & RDA (LEASE REVENUE)                              5.13            10/01/2020           412,516
   2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)          5.25            10/01/2025         2,147,404
      25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
              (HOUSING REVENUE, GNMA INSURED)                                        5.55            08/20/2028            25,712
     240,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
              REVENUE, MBIA INSURED)                                                 9.75            01/01/2016           348,679
   2,610,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              REVENUE)                                                               6.38            01/01/2016         2,928,133

                                                                                                                      163,100,435
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO - 0.03%
$     20,000  PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE,
              MBIA INSURED)                                                          5.00%           07/01/2016     $      21,872
      25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II (ELECTRIC PLANT
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                         5.25            07/01/2022            26,958
       5,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL
              ROAD REVENUE, MBIA INSURED)                                            5.25            07/01/2010             5,383

                                                                                                                           54,213
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $153,411,621)                                                                     163,154,648
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 0.47%
     786,000  WELLS FARGO MINNESOTA TAX FREE TRUST~++                                                                     786,000
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $786,000)                                                                              786,000
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $154,197,621)*                         98.87%                                                                 $ 163,940,648
OTHER ASSETS AND LIABILITIES, NET             1.13                                                                      1,869,291
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 165,809,939
                                            ======                                                                  =============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $786,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 96.86%

ALASKA - 0.67%
$    710,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK
              LOC)                                                                   7.00%           07/01/2009     $     759,870
                                                                                                                    -------------
ARIZONA - 2.43%
   1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY
              SERIES B (PROPERTY TAX REVENUE)                                        7.10            07/01/2008         1,467,828
   1,225,000  SCOTTSDALE AZ INDUSTRIAL DEVELOPMENT AUTHORITY SCOTTSDALE
              MEMORIAL HOSPITALS SERIES A (HOSPITAL REVENUE, AMBAC INSURED)          6.00            09/01/2012         1,295,499

                                                                                                                        2,763,327
                                                                                                                    -------------

ARKANSAS - 0.61%
     710,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
              LABORATORY (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)              3.90            12/01/2024           694,501
                                                                                                                    -------------

CALIFORNIA - 0.48%
     500,000  SANTA CLARA CA RDA BAYSHORE NORTH PROJECT (TAX REVENUE, AMBAC
              INSURED)                                                               7.00            07/01/2010           545,965
                                                                                                                    -------------

COLORADO - 9.65%
   1,500,000  AURORA CO MULTIFAMILY REVENUE (MULTI-FAMILY HOUSING REVENUE,
              MBIA INSURED)+/-                                                       4.25            12/20/2040         1,500,870
   1,000,000  COLORADO CATHOLIC HEALTH INITIATIVES SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                    5.50            12/01/2008         1,056,200
     160,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                      5.85            06/01/2008           155,821
   1,125,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
              CHARTER SCHOOL PROJECT (LEASE REVENUE)                                 5.25            12/01/2011         1,190,295
     130,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)          6.00            12/01/2006           132,872
     455,000  COLORADO EVANGELICAL LUTHERAN (HEALTHCARE FACILITIES REVENUE)          6.25            12/01/2010           502,470
     410,000  COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HEALTHCARE
              FACILITIES REVENUE)                                                    5.30            09/15/2009           416,330
     100,000  COLORADO HOUSING & FINANCE AUTHORITY WINRIDGE APARTMENTS
              (HOUSING REVENUE, FNMA INSURED)SS.+/-                                  3.59            02/15/2028           100,000
   1,000,000  COLORADO STUDENT OBLIGATION AUTHORITY STUDENT LOAN SERIES II-B
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, GUARANTEED
              STUDENT LOANS)                                                         6.20            12/01/2008         1,011,920
     770,000  DENVER CITY & COUNTY CO (HOUSING REVENUE)                              7.00            08/01/2010           839,439
   1,350,000  DENVER CITY & COUNTY CO SERIES A (AIRPORT REVENUE, AMBAC
              INSURED)                                                               4.90            11/15/2008         1,394,307
     405,000  HIGHLANDS RANCH METRO DISTRICT #2 COLORADO PREREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50            06/15/2009           445,824
     370,000  HIGHLANDS RANCH METRO DISTRICT #2 COLORADO UNREFUNDED BALANCE
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        6.50            06/15/2009           407,144
     620,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
              (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.00            12/01/2008           643,188
     650,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
              (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.50            12/01/2009           690,670
     460,000  MESA COUNTY CO HILLTOP COMMUNITY RESOURCES SERIES A
              (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)                        5.50            12/01/2010           494,068

                                                                                                                       10,981,418
                                                                                                                    -------------
DISTRICT OF COLUMBIA - 0.28%
     300,000  DISTRICT OF COLUMBIA SERIES B-1 (PROPERTY TAX REVENUE, AMBAC
              INSURED)                                                               5.50            06/01/2008           314,811
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA - 4.37%
$    845,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                         5.00%           11/01/2012     $     889,514
     110,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
              (HEALTHCARE FACILITIES REVENUE)                                        6.00            11/15/2009           115,745
   1,475,000  BROWARD COUNTY FL SERIES B (WATER REVENUE, AMBAC INSURED)              5.00            10/01/2008         1,539,207
   1,000,000  FLORIDA SERIES 3 (HOUSING REVENUE)                                     5.00            01/01/2036         1,037,200
     845,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                 6.20            12/01/2008           876,899
     500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A (LEASE REVENUE,
              MBIA INSURED)                                                          5.00            08/01/2027           517,975

                                                                                                                        4,976,540
                                                                                                                    -------------

GEORGIA - 0.09%
      95,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY SERIES V (ELECTRIC
              REVENUE, GENERAL OBLIGATION OF PARTICIPANTS)                           6.40            01/01/2007            97,881
                                                                                                                    -------------

HAWAII - 0.91%
   1,000,000  HAWAII STATE HOUSING & COMMUNITY DEVELOPMENT CORPORATION
              SERIES A (SINGLE FAMILY HOUSING REVENUE, FNMA INSURED)                 5.00            07/01/2036         1,033,520
                                                                                                                    -------------

ILLINOIS - 9.34%
   1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                     5.00            12/30/2010         1,062,495
   1,580,000  BERWYN IL (PROPERTY TAX REVENUE, AMBAC INSURED)                        5.00            11/15/2010         1,649,488
   1,000,000  CHICAGO IL BOARD EDUCATION (PROPERTY TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                         3.56            12/01/2021         1,000,000
     700,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER
              CHICAGO CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE)                     6.90            01/01/2007           713,314
     835,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HEALTHCARE
              FACILITIES REVENUE, FIRST SECURITY BANK LOC)                           6.13            04/01/2012           900,556
     500,000  ILLINOIS METHODIST MEDICAL CENTER (HEALTH FACILITIES FINANCING
              AUTHORITY REVENUE, MBIA INSURED)                                       5.50            11/15/2010           530,430
   3,000,000  ILLINOIS STATE SERIES Q (SALES TAX REVENUE)                            6.00            06/15/2009         3,158,820
     800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                  5.75            01/01/2010           866,376
     500,000  SOUTHERN ILLINOIS UNIVERSITY HOUSING & AUXILIARY FACILITIES
              SYSTEM (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)^                   3.31            04/01/2006           495,825
     250,000  SPRINGFIELD IL WATER (WATER & WASTEWATER AUTHORITY REVENUE)            5.00            03/01/2008           256,823

                                                                                                                       10,634,127
                                                                                                                    -------------

INDIANA - 4.44%
   1,065,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT
              SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE REVENUE)             5.20            09/15/2008         1,094,021
   1,980,000  INDIANA SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)         5.50            11/01/2007         2,054,983
   1,000,000  INDIANA STATE COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A
              (OTHER REVENUE, MBIA INSURED)                                          5.00            02/01/2007         1,017,820
     850,000  INDIANA STATE DEPAUL UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
              REVENUE)                                                               5.00            07/01/2012           890,035

                                                                                                                        5,056,859
                                                                                                                    -------------

KANSAS - 2.31%
   1,500,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
              PROGRAM SERIES A-5 (HOUSING REVENUE, GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION)                                                  5.60            12/01/2028         1,604,805
   1,000,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
              TAX SECOND LIEN AREA B                                                 4.75            12/01/2016         1,026,240

                                                                                                                        2,631,045
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
LOUISIANA - 3.23%
$  1,600,000  JEFFERSON LA PARISH HOME MORTGAGE AUTHORITY SERIES A (SINGLE           5.55%           06/01/2036     $   1,683,184
              FAMILY HOUSING REVENUE, GNMA INSURED)
   1,900,000  SHREVEPORT LA SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)            5.63            05/01/2008         1,991,770

                                                                                                                        3,674,954
                                                                                                                    -------------

MAINE - 0.88%
   1,000,000  MAINE STATE HOUSING AUTHORITY MORTGAGE PURCHASE PROGRAM SERIES
              F-2 (STATE AGENCY HOUSING REVENUE)                                     4.05            11/15/2010           997,200
                                                                                                                    -------------

MARYLAND - 0.94%
   1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES SERIES D (HOUSING
              REVENUE)                                                               5.75            07/01/2029         1,071,140
                                                                                                                    -------------

MASSACHUSETTS - 2.92%
     615,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
              SYSTEMS (ELECTRIC REVENUE)                                            +5.13            12/01/2011           640,006
   1,000,000  MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX
              REVENUE)                                                               5.25            06/15/2011         1,054,950
     500,000  MASSACHUSETTS STATE SERIES A (OTHER REVENUE)                           5.25            01/01/2009           526,045
   1,000,000  MASSACHUSETTS STATE SERIES A (PROPERTY TAX REVENUE)                    6.00            02/01/2010         1,106,400

                                                                                                                        3,327,401
                                                                                                                    -------------

MICHIGAN - 3.89%
   2,000,000  DETROIT MI COBO HALL (TAX REVENUE, MBIA INSURED)                       5.00            09/30/2008         2,083,240
   1,000,000  DETROIT MI DISTRIBUTABLE STATE AID (PROPERTY TAX REVENUE,
              AMBAC INSURED)                                                         5.25            05/01/2008         1,040,410
     305,000  LAKEVIEW MI COMMUNITY SCHOOL (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               6.50            05/01/2006           308,261
     250,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
              CREDIT SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)          5.50            11/15/2007           259,610
     300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
              GROUP SERIES A (HOSPITAL REVENUE)                                      5.13            11/01/2029           317,037
     415,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
              SYSTEMS (HEALTHCARE FACILITIES REVENUE)                                5.25            11/15/2006           421,258

                                                                                                                        4,429,816
                                                                                                                    -------------

MINNESOTA - 3.24%
     500,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
              HOMES SERIES A UNITED STATES BANK INSURED (HEALTHCARE
              FACILITIES REVENUE, US BANK NA LOC)SS.+/-                              3.80            09/01/2029           500,000
     100,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SCHOOL DISTRICT
              CREDIT PROGRAM SERIES B (PROPERTY TAX REVENUE, SCHOOL DISTRICT
              CREDIT PROGRAM INSURED)                                                6.00            02/01/2014           100,229
     405,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
              FACILITIES REVENUE)                                                    5.00            11/15/2008           419,005
     225,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           5.00            02/01/2006           225,236
     230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           5.00            02/01/2007           232,788
     250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
              EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)           5.00            02/01/2008           255,157

     365,000  MINNESOTA STATE STATE SCHOLASTICAL SERIES 5J (COLLEGE &
              UNIVERSITY REVENUE)                                                    4.88            12/01/2007           372,099
   1,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
              (HEALTHCARE FACILITIES REVENUE)                                        5.80            11/15/2007         1,044,030
     485,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              REVENUE)                                                               6.38            01/01/2016           544,117

                                                                                                                        3,692,661
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MISSOURI - 0.92%
$  1,000,000  MISSOURI STATE BOARD OF PUBLIC BUILDINGS SPECIAL OBLIGATION
              SERIES A (RECREATIONAL FACILITIES REVENUE)                             5.25%           10/15/2008     $   1,051,490
                                                                                                                    -------------

MONTANA - 0.69%
     750,000  MONTANA STATE BOARD OF HOUSING SERIES A (HOUSING REVENUE)              5.60            12/01/2035           788,903
                                                                                                                    -------------

NEBRASKA - 0.55%
     600,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE)                5.00            01/01/2009           627,012
                                                                                                                    -------------

NEVADA - 1.04%
     645,000  SPARKS NV RDA SERIES A (TAX INCREMENTAL REVENUE, RADIAN
              INSURED)                                                               5.10            01/15/2008           663,228
     500,000  WASHOE COUNTY NV AIRPORT AUTHORITY (AIRPORT REVENUE, FGIC
              INSURED)                                                               5.25            07/01/2008           520,550

                                                                                                                        1,183,778
                                                                                                                    -------------

NEW JERSEY - 1.09%
     225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
              GENERAL (TOLL ROAD REVENUE)                                            6.20            01/01/2010           242,516
   1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                    4.38            06/01/2019         1,001,850

                                                                                                                        1,244,366
                                                                                                                    -------------

NEW YORK - 3.09%
      40,000  NEW YORK NY SERIES D (PROPERTY TAX REVENUE, FGIC INSURED)              5.25            08/01/2006            40,464
     160,000  NEW YORK NY SERIES D (PROPERTY TAX REVENUE, FGIC INSURED)              5.25            08/01/2006           161,872
     500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX
              SERIES A (TAX REVENUE)                                                 5.00            03/15/2008           517,150
   1,000,000  NEW YORK STATE THRUWAY AUTHORITY LOCAL HIGHWAY & BRIDGES
              (OTHER REVENUE)                                                        5.25            04/01/2010         1,041,370
   1,635,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER
              PROJECT SERIES E (OTHER REVENUE, MBIA INSURED)                         7.25            01/01/2010         1,753,946

                                                                                                                        3,514,802
                                                                                                                    -------------

NORTH DAKOTA -0.92%
   1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A (LEASE REVENUE, FGIC
              INSURED)                                                               5.25            06/01/2008         1,041,950
                                                                                                                    -------------

OHIO - 3.24%
      90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE
              REVENUE)                                                               6.50            12/01/2007            94,255
   1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
              (INDUSTRIAL DEVELOPMENT REVENUE)                                       5.13            10/01/2008         1,041,170
   1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION (HEALTHCARE
              FACILITIES REVENUE, MBIA INSURED)                                      6.00            11/15/2007         1,042,360
     560,000  OHIO STATE INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY TAX
              REVENUE)                                                               5.00            03/01/2008           579,751
     900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY (WATER REVENUE, AMBAC
              INSURED)                                                               5.00            06/01/2008           935,127

                                                                                                                        3,692,663
                                                                                                                    -------------

OREGON - 1.00%
     555,000  COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS SERIES A
              (UTILITIES REVENUE, MBIA INSURED)                                      5.50            12/01/2009           593,484
     535,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
              (TAX INCREMENTAL REVENUE)                                              5.00            08/01/2008           545,507

                                                                                                                        1,138,991
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PENNSYLVANIA - 0.82%
$   895,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
              (HOSPITAL REVENUE, ACA INSURED)                                        5.00%           10/01/2011     $     933,986
                                                                                                                    -------------

PUERTO RICO - 0.46%
     500,000  CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)                 5.75            07/01/2020           528,315
                                                                                                                    -------------

RHODE ISLAND -1.23%
     320,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                               4.50            09/01/2006           322,643
     335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                               4.50            09/01/2007           341,536
     350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                               4.50            09/01/2008           360,209
     365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                               4.50            09/01/2009           378,049

                                                                                                                        1,402,437
                                                                                                                    -------------

SOUTH CAROLINA- 2.74%
   1,000,000  SOUTH CAROLINA HOUSING FINANCE AND DEVELOPMENT AUTHORITY
              MORTGAGE SERIES A2 (SINGLE FAMILY HOUSING REVENUE, FIRST
              SECURITY BANK LOC)                                                     4.70            07/01/2020         1,003,150
   2,000,000  SOUTH CAROLINA JOBS & ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE)                        5.25            08/01/2011         2,112,800

                                                                                                                        3,115,950
                                                                                                                    -------------

SOUTH DAKOTA -3.26%
   1,220,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     6.00            01/01/2009         1,268,434

     830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                    5.15            05/01/2014           823,285
   1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
              CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)         5.00            01/01/2009         1,032,980

     575,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              (HEALTHCARE FACILITIES REVENUE, ACA INSURED)                           5.20            04/01/2008           592,440

                                                                                                                        3,717,139
                                                                                                                    -------------

TENNESSEE - 3.11%
   2,285,000  JACKSON TN (WATER & WASTEWATER AUTHORITY REVENUE)                      6.30            07/01/2011         2,441,043
   1,020,000  KNOX COUNTY TN HEALTH EDUCATION & HOUSING FACILITIES BOARD
              EAST TENNESSEE HOSPITAL SERIES B (HOSPITAL REVENUE)                    4.50            07/01/2012         1,018,011
      75,000  TENNESSEE STATE SERIES A (OTHER REVENUE)                               5.00            05/01/2007            76,699

                                                                                                                        3,535,753
                                                                                                                    -------------

TEXAS - 12.27%
     195,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
              HUD INSURED)                                                           5.00            10/01/2009           198,627
     400,000  GULF COAST TX IDA MOBIL OIL CORPORATION PROJECT GUARANTEE
              AGREEMENT (INDUSTRIAL
              DEVELOPMENT REVENUE)                                                   4.95            07/01/2007           409,600
     240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT (LEASE REVENUE)              5.20            10/15/2006           243,211
   2,330,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SENIOR LIEN SERIES A
              (SPECIAL TAX REVENUE, MBIA INSURED)                                    5.25            11/15/2007         2,410,362
     465,000  HOUSTON TX (AIRPORT REVENUE)                                           6.25            07/01/2012           507,129
   1,120,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SINGLE FAMILY
              MORTGAGE REVENUE, GNMA INSURED)+/-                                     6.75            06/01/2033         1,194,704

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS (CONTINUED)
$  1,380,000  LOWER COLORADO RIVER AUTHORITY TX TRANSMISSION SERVICES
              CORPORATION PROJECT SERIES C (OTHER REVENUE)                           5.00%           05/15/2006     $   1,388,460
     625,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING
              AUTHORITY REVENUE)                                                     5.00            02/15/2008           646,350
     140,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE)           6.50            02/15/2006           140,540
     480,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)                 5.00            08/15/2007           486,854
   1,575,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)^                        5.32            06/01/2007         1,461,915
   3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
              INSURED)                                                               6.00            09/01/2010         3,275,040
   1,025,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS ASMARA PROJECT
              SERIES A (HOUSING REVENUE)                                             6.40            01/01/2027         1,075,922
     500,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION (STATE AGENCY
              HOUSING REVENUE, GNMA INSURED)                                         5.50            09/01/2038           527,630

                                                                                                                       13,966,344
                                                                                                                    -------------

VIRGINIA - 0.44%
     500,000  AMELIA COUNTY VA IDASS.+/-                                             4.05            04/01/2027           499,655
                                                                                                                    -------------

WASHINGTON - 7.61%
   1,000,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION
              SYSTEMS (ELECTRIC REVENUE, AMBAC INSURED)                              5.25            09/01/2009         1,059,260
     950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                           5.13            09/01/2009           974,339
   1,345,000  SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT (HEALTHCARE
              FACILITIES REVENUE, GENERAL OBLIGATION OF DISTRICT)                    4.75            12/01/2007         1,362,794
   1,495,000  SNOHOMISH COUNTY WA SCHOOL DISTRICT #004 LAKE STEVENS PUTTERS
              SERIES 906 (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                  3.55            06/01/2013         1,495,000
     695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
              (ELECTRIC REVENUE)                                                     4.20            01/01/2008           707,566
     555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
              (ELECTRIC REVENUE)                                                     4.20            07/01/2008           567,038
     800,000  WASHINGTON STATE GOOD SAMARITAN HOSPITAL (HEALTHCARE FACILITIES
              REVENUE, RADIAN INSURED)                                               5.00            10/01/2008           828,000
     395,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1
              SERIES B (ELECTRIC REVENUE)                                            7.25            07/01/2009           423,148
   1,155,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                          6.25            02/01/2011         1,251,200

                                                                                                                        8,668,345
                                                                                                                    -------------

WEST VIRGINIA - 0.79%
     200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                      7.38            09/01/2011           237,188
     615,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
              PROGRAM (SEWER REVENUE)                                                7.10            11/01/2009           661,353


                                                                                                                          898,541
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN - 0.91%
$  1,000,000  WISCONSIN STATE PETROLEUM INSPECTION FEE SERIES I (SPECIAL TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00%           07/01/2008     $   1,039,050
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $110,319,937)                                                                     110,272,506
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 0.96%
   1,091,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                       1,091,000
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,091,000)                                                                          1,091,000
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $111,410,937)*                         97.82%                                                                 $ 111,363,506
OTHER ASSETS AND LIABILITIES, NET             2.18                                                                      2,482,740
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 113,846,246
                                            ======                                                                  =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,091,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES - 5.65%
      60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $   1,036,713
     380,000  DREYFUS MUNICIPAL INCOME INCORPORATED                                                                     3,382,000
      91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND INCORPORATED                                                          744,514
     103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                     1,289,833
     115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                  1,680,197
     204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND INCORPORATED                                                    2,958,207
     116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                      1,623,358
      30,612  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                       416,323
      91,984  SELIGMAN SELECT MUNICIPAL FUND INCORPORATED                                                                 918,920
      57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                 848,805
      45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                              600,810
      91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                          1,325,987

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                          16,825,667
                                                                                                                    -------------

PRINCIPAL                                                                       INTEREST RATE      MATURITY DATE
MUNICIPAL BONDS & NOTES - 90.49%
ALABAMA - 1.46%
$  1,815,000  ALABAMA STATE BOARD OF EDUCATION JOHN C CALHOUN COMMUNITY              5.25%           05/01/2023         1,965,101
              COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)

   2,500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
              BAPTIST HEALTH SERIES A2 (SPECIAL FACILITIES REVENUE, MBIA
              INSURED)                                                               4.48            11/15/2019         2,371,925

                                                                                                                        4,337,026
                                                                                                                    -------------

ALASKA - 0.94%
   1,615,000  ANCHORAGE AK SERIES C (RECREATIONAL FACILITIES REVENUE, MBIA
              INSURED)                                                               5.00            12/01/2017         1,734,106
   1,000,000  ANCHORAGE AK ELECTRIC SENIOR LIEN SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)                                                          5.00            12/01/2021         1,064,320

                                                                                                                        2,798,426
                                                                                                                    -------------

ARIZONA - 2.67%
   1,000,000  ARIZONA POWER AUTHORITY CROSSOVER SPECIAL OBLIGATION HOOVER
              SERIES A (OTHER REVENUE)                                               5.25            10/01/2014         1,103,130
     500,000  CHANDLER AZ (FUEL SALES TAX REVENUE)                                   6.00            07/01/2011           560,745
     630,000  GLENDALE AZ IDA MIDWESTERN SERIES A (COLLEGE & UNIVERSITY
              REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)                         6.00            05/15/2026           648,295
     200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT #68 ALHAMBRA
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.50            07/01/2013           223,120
   2,000,000  MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST PROJECT SERIES
              A (HEALTHCARE FACILITIES REVENUE)                                      5.00            07/01/2016         2,046,320
     810,000  MARICOPA COUNTY AZ IDA GRAND VICTORIA HOUSING LLC PROJECT
              SERIES B (HOUSING REVENUE)                                            10.00            05/01/2031           815,403
     750,000  MARICOPA COUNTY AZ IDA WISPERING PALMS APARTMENTS SERIES A
              (HOUSING REVENUE, MBIA INSURED)                                        5.85            07/01/2019           765,952
     215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE
              REVENUE, ACA INSURED)                                                  5.63            07/01/2010           230,364
     250,000  PHOENIX AZ IDA CAPITAL MALL LLC PROJECT (LEASE REVENUE, AMBAC
              INSURED)                                                               5.38            09/15/2022           270,060
      55,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA
              INSURED)                                                               5.30            04/01/2020            55,451
     300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)               5.25            07/01/2017           321,264
     500,000  TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)          7.00            07/01/2012           594,590
     275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE & UNIVERSITY
              REVENUE)                                                               6.00            06/01/2010           303,306

                                                                                                                        7,938,000
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
ARKANSAS - 0.68%
$  2,000,000  CABOT AR SALES & USE TAX (SALES TAX REVENUE)                           4.60%           12/01/2025     $   2,025,060
                                                                                                                    -------------

CALIFORNIA - 7.34%
   2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
              LOAN PROGRAM SERIES D-2 (COLLEGE & UNIVERSITY REVENUE,
              GUARANTEED STUDENT LOANS)                                              7.85            07/01/2025         2,585,825
   1,000,000  CALIFORNIA STATEWIDE CDA)SS.+/-                                        4.45            05/15/2029         1,000,000
   2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
              SERIES B (SALES TAX REVENUE, MBIA INSURED)                             4.50            07/01/2021         2,035,700
   6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA WATERWORKS
              SERIES A6 (WATER REVENUE)+/-                                           7.29            08/10/2018         9,079,848
   1,020,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
              TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.30            02/15/2012         1,044,837
     760,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                5.75            12/01/2012           801,595
     205,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
              INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00            07/01/2013           235,436
   4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CALIFORNIA SERIES
              IV D1 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE,
              GUARANTEED STUDENT LOANS)                                              5.88            01/01/2018         5,046,541

                                                                                                                       21,829,782
                                                                                                                    -------------

COLORADO - 6.06%
   1,245,000  ADAMS COUNTY CO MORTGAGE-PLATTE VALLEY MEDICAL CENTER (OTHER
              REVENUE, MBIA INSURED)                                                 5.00            02/01/2011         1,321,804
   1,750,000  ARAPAHOE COUNTY CO (WATER REVENUE)                                     6.25            12/01/2020         1,810,218
     200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
              SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)                          7.00            11/01/2029           224,606
     500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
              MONTESSORI EVERGREEN PROJECT                                           6.50            12/01/2035           501,775
      70,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A2 (HOUSING
              REVENUE)                                                               7.15            11/01/2014            70,637
     585,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 (HOUSING
              REVENUE)                                                               7.10            04/01/2017           593,746
     835,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D2 (SINGLE FAMILY
              HOUSING REVENUE)                                                       6.90            04/01/2029           861,511
   1,140,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
              SERIES A2 (SINGLE FAMILY HOUSING REVENUE, MBIA INSURED)                6.50            08/01/2031         1,168,808
   1,975,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
              SERIES B3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                   6.70            08/01/2017         2,028,641
   1,800,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                    5.70            09/15/2023         1,853,802
     500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
              (HOUSING REVENUE, FHA INSURED)                                         5.75            10/01/2027           513,850
   2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERVICE
              B (OTHER REVENUE, MBIA INSURED)^                                       4.62            09/01/2020         1,279,250
   3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS
              (LEASE REVENUE)                                                        5.13            12/01/2018         3,459,754
     795,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE)         6.50            12/01/2016           802,584
   1,000,000  REGIONAL TRANSUNION DISTRICT COLORADO CTFS PARTNERSHIP SERIES
              A (LEASE REVENUE, AMBAC INSURED)                                       5.00            06/01/2021         1,058,480
     420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
              REVENUE)                                                               7.38            09/01/2010           483,118

                                                                                                                       18,032,584
                                                                                                                    -------------

DISTRICT OF COLUMBIA - 0.85%
   3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
              (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^                    4.53            07/01/2015         2,516,475
                                                                                                                    -------------

FLORIDA - 2.33%
     505,000  BOYNTON BEACH FL CLIPPER COVE APARTMENTS (HOUSING REVENUE)             6.45            01/01/2027           515,140
   2,000,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
              HOUSING FUNDING (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-              4.44            12/01/2028         2,000,000

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$    500,000  FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
              INSURED)                                                               5.90%           02/01/2030     $     516,370
   1,000,000  PALM BEACH COUNTY FL G STAR SCHOOL OF ARTS SERIES A                    6.75            05/15/2035         1,008,180
   2,875,000  PALM BEACH COUNTY SERIES A (HOUSING REVENUE, GNMA INSURED)             4.85            04/01/2032         2,883,424

                                                                                                                        6,923,114
                                                                                                                    -------------

GEORGIA - 0.18%
     500,000  FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
              (HOUSING REVENUE)                                                      6.90            07/01/2008           539,205
                                                                                                                    -------------

GUAM - 0.02%
      60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE BACKED SECURITIES
              SERIES A (HOUSING REVENUE, FHLMC INSURED)                              5.75            09/01/2031            66,922
                                                                                                                    -------------

HAWAII - 0.73%
   2,000,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE ELECTRIC COMPANY
              SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC
              INSURED)                                                               4.80            01/01/2025         2,005,800
     165,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
              A (HOUSING REVENUE, FNMA INSURED)                                      5.75            07/01/2030           166,304

                                                                                                                        2,172,104
                                                                                                                    -------------

IDAHO - 0.28%
      75,000  AMMON ID URBAN RENEWAL AGENCY TAX INCREMENTAL SERIES B (TAX
              INCREMENTAL REVENUE)                                                   6.00            08/01/2014            76,102
     325,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING
              REVENUE, FHA INSURED)                                                  6.15            01/01/2028           335,075
     230,000  IDAHO HOUSING AGENCY SERIES C-2 (HOUSING REVENUE)                      6.35            07/01/2015           232,525
     150,000  IDAHO IHC HOSPITALS INCORPORATED (HEALTHCARE FACILITIES
              REVENUE)+/-                                                            6.65            02/15/2021           192,473

                                                                                                                          836,175
                                                                                                                    -------------

ILLINOIS - 10.00%
   1,995,000  CHICAGO IL BOARD EDUCATION (PROPERTY TAX REVENUE, AMBAC
              INSURED)SS.+/-                                                         3.56            12/01/2021         1,995,000
     500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
              INSURED)                                                               6.13            06/01/2039           521,980
   2,250,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE)                         5.38            07/01/2019         2,396,453
   2,495,000  CHICAGO IL SERIES B (AIRPORT REVENUE, FIRST SECURITY BANK LOC)         5.38            01/01/2017         2,670,972
   1,000,000  GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS (GENERAL
              OBLIGATION - SCHOOL DISTRICTS)                                         8.50            12/01/2019         1,248,800
     228,765  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
              REHABILITATION SERIES A                                                7.88            07/01/2020           199,254
     170,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY & URBAN DEVELOPMENT
              (HOUSING REVENUE, HUD INSURED)                                         7.00            07/01/2017           172,212
   4,000,000  ILLINOIS OSF HEALTHCARE SYSTEM (HEALTHCARE FACILITIES REVENUE)         6.25            11/15/2029         4,437,840
   4,000,000  ILLINOIS STATE (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)            5.75            07/01/2012         4,277,040
     500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
              DISTRICT #165 (PROPERTY TAX REVENUE, AMBAC INSURED)                    6.25            12/01/2015           548,455
   7,350,000  REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX REVENUE,
              FGIC INSURED)                                                          7.75            06/01/2019         9,693,547
   1,000,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING &
              URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                      6.75            01/01/2018         1,052,140
   1,250,000  SOUTHWESTERN IL DEVELOPMENT AUTHORITY CAPITAL APPRECIATION
              LOCAL GOVERNMENT
              PROGRAM ALTON (ECONOMIC DEVELOPMENT REVENUE, FIRST SECURITY
              BANK LOC)^                                                             4.72            11/01/2023           543,925

                                                                                                                       29,757,618
                                                                                                                    -------------

INDIANA - 6.83%
   1,000,000  CARMEL IN REDEVELOPMENT AUTHORITY LEASING PERFORMING ARTS
              CENTER (OTHER REVENUE)                                                 5.00            02/01/2029         1,034,400
   1,500,000  COLUMBUS IN RENOVATION SCHOOL BUILDING CORPORATION PUTTERS
              SERIES 1079 (OTHER REVENUE, MBIA INSURED)SS.+/-                        3.55            07/15/2013         1,500,000
   1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY (LEASE
              REVENUE, MBIA INSURED)                                                 5.00            08/01/2012         1,504,160
   2,000,000  FRANKLIN TOWNSHIP IN SCHOOL BUILDING CORPORATION MARION COUNTY
              FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                           5.00            07/15/2026         2,094,240

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
INDIANA (CONTINUED)
$  1,015,000  HAMILTON IN CUMBERLAND CAMPUS SCHOOL BUILDING CORPORATION
              SERIES A (GENERAL OBLIGATION - SCHOOL DISTRICTS, FIRST
              SECURITY BANK LOC)                                                     5.00%           07/15/2018     $   1,074,814
   2,515,000  INDIANA ASCENSION HEALTH SERIES F (HEALTHCARE FACILITIES
              REVENUE)                                                               5.50            11/15/2018         2,710,063
   1,195,000  INDIANA STATE FINANCIAL AUTHORITY REVENUE (OTHER REVENUE)              5.00            02/01/2029         1,252,850
      25,000  INDIANA TOLL FINANCE AUTHORITY (LEASE REVENUE)                         6.00            07/01/2013            25,275
     290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
              REVENUE)                                                               6.00            01/10/2020           341,777
   2,740,000  KNOX COUNTY IN HOLDING CORPORATION FIRST MORTGAGE (OTHER
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            01/15/2023         2,881,329
   2,320,000  LOGANSPORT IN HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE
              (LEASE REVENUE,
              MBIA INSURED)                                                          5.00            07/15/2021         2,457,135
   1,610,000  MICHIGAN CITY IN INDEPENDENT SCHOOL BUILDING CORPORATION
              (LEASE REVENUE,
              MBIA INSURED)                                                          5.00            07/01/2012         1,727,095
   1,625,000  SAINT JOSEPH COUNTY IN JAIL BUILDING CORPORATION FIRST
              MORTGAGE (OTHER REVENUE,
              AMBAC INSURED)                                                         5.00            01/15/2018         1,731,438

                                                                                                                       20,334,576
                                                                                                                    -------------

IOWA - 0.67%
   1,815,000  IOWA FINANCE AUTHORITY SERIES D (SINGLE FAMILY HOUSING
              REVENUE, GNMA INSURED)                                                 4.00            07/01/2013         1,786,686
     215,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE, GNMA INSURED)        5.70            01/01/2027           216,649

                                                                                                                        2,003,335
                                                                                                                    -------------

KANSAS - 0.27%
     790,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE,
              GNMA INSURED)+/-                                                       6.70            06/01/2029           807,443
                                                                                                                    -------------

LOUISIANA - 0.60%
   1,755,000  JEFFERSON LA PARISH HOME MORTGAGE AUTHORITY SERIES A (HOUSING
              REVENUE, GNMA INSURED)                                                 5.13            06/01/2026         1,789,696
                                                                                                                    -------------

MASSACHUSETTS - 1.26%
     200,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              MELROSE WAKEFIELD HOSPITAL
              SERIES B (HEALTHCARE FACILITIES REVENUE, GENERAL OBLIGATION OF
              HOSPITAL)                                                              5.88            07/01/2018           211,288
   2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES (COLLEGE
              & UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUETTS)                    7.50            05/01/2014         3,087,975
      90,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
              SERIES A (WATER REVENUE)                                               6.00            08/01/2023            98,291
     310,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
              SERIES A (WATER REVENUE)                                               6.00            08/01/2023           337,757

                                                                                                                        3,735,311
                                                                                                                    -------------

MICHIGAN - 3.91%
   1,150,000  DETROIT MI CAPITAL IMPORTS SERIES A-2 (PROPERTY TAX REVENUE,
              AMBAC INSURED)                                                         5.00            04/01/2025         1,203,234
   1,000,000  DETROIT MI CAPITAL IMPROVEMENT SERIES A-2 (PROPERTY TAX
              REVENUE, AMBAC INSURED)                                                5.00            04/01/2021         1,056,850
   1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1
              PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               4.75            07/01/2025         1,762,302
   3,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY OAKWOOD OBLIGATED
              GROUP (HOSPITAL REVENUE)                                               5.50            11/01/2017         3,229,920
   1,160,000  MICHIGAN STRATEGIC FUND UNITED WASTE SYSTEMS PROJECT
              (INDUSTRIAL DEVELOPMENT REVENUE)                                       5.20            04/01/2010         1,209,950
   2,760,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               8.00            05/01/2010         3,176,539

                                                                                                                       11,638,795
                                                                                                                    -------------

MINNESOTA - 0.85%
     500,000  ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIE PRESBYTERIAN
              HOMES SERIES A UNITED STATES BANK INSURED (HEALTHCARE
              FACILITIES REVENUE, US BANK NA LOC)SS.+/-                              3.80            09/01/2029           500,000
     500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.25            01/01/2032           534,940
   1,500,000  OWATONNA MN HOUSING SECOND CENTURY PROJECT SERIES A (HOUSING
              REVENUE)SS.+/-                                                         3.58            01/01/2030         1,500,000

                                                                                                                        2,534,940
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MISSISSIPPI - 0.40%
$  1,160,000  MISSISSIPPI DEVELOPMENT SPECIAL OBLIGATION ADAMS COUNTY
              PROMISSORY NOTES PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)              5.00%           07/01/2014     $   1,196,215
                                                                                                                    -------------

MONTANA - 0.53%
   1,495,000  MONTANA FACILITY FINANCE AUTHORITY HOSPITAL FACILITIES ST
              PETERS HOSPITAL PROJECT (HOSPITAL REVENUE)                             5.25            06/01/2016         1,589,828
                                                                                                                    -------------

NEBRASKA - 0.05%
     150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
              SUPPORTED LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF
              COMMUNITY)                                                             6.00            10/15/2026           156,123
                                                                                                                    -------------

NEVADA - 0.10%
     275,000  NEVADA HOUSING DIVISION MULTI UNIT HOUSING SARATOGA PALMS
              (HOUSING REVENUE, FNMA INSURED)                                        6.25            10/01/2016           281,201
                                                                                                                    -------------

NEW HAMPSHIRE -0.94%
   5,110,000  MANCHESTER NH HOUSING & RDA CAPITAL APPRECIATION SERIES B
              (RECREATIONAL FACILITIES REVENUE, RADIAN INSURED)^                     5.07            01/01/2018         2,801,762
                                                                                                                    -------------

NEW JERSEY - 1.6 7%
   1,500,000  MIDDLESEX COUNTY NJ HELDRICH CENTER HOTEL SERIES B (TAX
              REVENUE)                                                               6.13            01/01/2025         1,491,510
   3,500,000  NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST SERIES A (OTHER
              REVENUE)                                                               4.38            09/01/2025         3,476,060

                                                                                                                        4,967,570
                                                                                                                    -------------

NEW MEXICO - 3.0 1%
   3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.20            04/01/2021         3,401,547
   1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.25            04/01/2027         1,675,512
   1,780,000  FARMINTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES BSS.+/-            2.10            04/01/2033         1,770,121
   2,000,000  UNIVERSITY OF NEW MEXICO FSA (NURSING HOME REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            07/01/2018         2,111,940

                                                                                                                        8,959,120
                                                                                                                    -------------

NEW YORK - 0.35%
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS
              (HEALTHCARE FACILITIES REVENUE, FHA INSURED)                           6.10            02/01/2037         1,045,890
                                                                                                                    -------------

NORTH CAROLINA- 2.47%
   4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
              (ELECTRIC REVENUE)                                                     5.70            01/01/2017         4,225,640
   3,000,000  NORTH CAROLINA INFRASTRUCTURE FINANCIAL CORPORATION
              CERTIFICATED PARTNERSHIP CAPITAL
              IMPROVEMENTS SERIES A (LEASE REVENUE)                                  5.00            02/01/2025         3,126,660

                                                                                                                        7,352,300
                                                                                                                    -------------

NORTH DAKOTA -0.95%
   2,700,000  NORTH DAKOTA STATE FACILITIES IMPT SERIES A (LEASE REVENUE,
              MBIA INSURED)                                                          4.25            12/01/2020         2,699,919
      65,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
              (HOUSING REVENUE)                                                      5.95            07/01/2017            65,591
      70,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
              (HOUSING REVENUE)                                                      6.10            07/01/2028            70,671

                                                                                                                        2,836,181
                                                                                                                    -------------

OHIO - 1.34%
   1,000,000  HILLIARD OH (PROPERTY TAX REVENUE, MBIA INSURED)                       5.00            12/01/2024         1,061,820
     250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00            12/01/2017           260,750
     500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX
              REVENUE)                                                               5.70            12/01/2025           527,205
   2,000,000  OHIO STATE MENTAL HEALTH CAP FACILITIES SERIES II A (GENERAL
              OBLIGATION - STATES, TERRITORIES, MBIA INSURED)                        5.00            08/01/2018         2,139,720

                                                                                                                        3,989,495
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OKLAHOMA - 0.61%
$  1,655,000  OKLAHOMA INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
              (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                         6.00%           08/15/2010     $   1,820,533
                                                                                                                    -------------

OREGON - 2.76%
   1,000,000  CHEMEKETA OR COMMUNITY COLLEGE DISTRICT SERIES B (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.60            06/01/2014         1,019,490
     500,000  LANE COUNTY OR SCHOOL DISTRICT #52 BETHEL SCHOOL BOARD
              (PROPERTY TAX REVENUE, SCHOOL BOARD GUARANTY)                          5.63            06/15/2010           544,660
   1,000,000  OREGON STATE BOARD OF HIGHER EDUCATION SERIES D (PROPERTY TAX
              REVENUE                                                                5.75            08/01/2029         1,083,760
   1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
              (LEASE REVENUE, AMBAC INSURED)                                         6.25            05/01/2010         1,120,570
   1,460,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
              AUTHORITY ASPEN FOUNDATION II SERIES A (HEALTHCARE FACILITIES
              REVENUE)                                                               6.13            04/15/2029         1,266,127
   1,720,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
              AUTHORITY SERIES A (HEALTHCARE FACILITIES REVENUE, GNMA
              INSURED)+/-                                                            6.85            06/20/2042         1,875,282
     705,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
              (HOUSING REVENUE)                                                      6.20            07/01/2028           732,516
     189,000  PORTLAND OR SERIES A (OTHER REVENUE)                                   4.88            06/01/2018           194,797
     375,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF SAINT JOSEPH
              PEACE PROJECT                                                          5.63            08/01/2007           379,417

                                                                                                                        8,216,619
                                                                                                                    -------------
PENNSYLVANIA - 1.59%
   1,615,000  CARBON COUNTY PA IDA PANTHER CREEK PARTNERS PROJECT (OTHER
              REVENUE)                                                               6.65            05/01/2010         1,732,927
   2,000,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY COLVER
              PROJECT SERIES F                                                       4.63            12/01/2018         2,029,200
     955,000  PENNSYLVANIA STATE SERIES 59A (HOUSING REVENUE, GENERAL
              OBLIGATION OF AGENCY)                                                  5.80            10/01/2029           981,635

                                                                                                                        4,743,762
                                                                                                                    -------------
PUERTO RICO - 0.26%
     300,000  CHILDRENS TRUST FUND PUERTO RICO (OTHER REVENUE)                       6.00            07/01/2010           330,732
     305,000  CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)                 5.75            07/01/2010           322,272
      10,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                10.25            07/01/2009            11,290
     115,000  PUERTO RICO HOUSING FINANCE CORPORATION SERIES A1 (HOUSING
              REVENUE, FHA INSURED)                                                  7.50            04/01/2022           116,980

                                                                                                                          781,274
                                                                                                                    -------------

SOUTH CAROLINA - 2.54%
   2,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
              BUILDING EQUITY SOONER (OTHER REVENUE)                                 5.50            12/01/2016         2,207,680
   1,035,000  GREENWOOD COUNTY SC HOSPITAL SELF REGULATING HEALTHCARE SERIES
              A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00            10/01/2015         1,103,703
   3,000,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY
              INSURED MEETING SERIES A (HOSPITAL REVENUE, MBIA INSURED)              5.25            02/15/2020         3,232,560
   1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE & UNIVERSITY REVENUE,
              MBIA INSURED)                                                          5.75            06/01/2026         1,020,110

                                                                                                                        7,564,053
                                                                                                                    -------------

SOUTH DAKOTA - 0.48%
   1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.60            05/01/2020         1,427,573
                                                                                                                    -------------

TENNESSEE - 0.79%
     750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              METHODIST (HEALTHCARE FACILITIES REVENUE)                              6.50            09/01/2021           875,475
   1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              METHODIST (HEALTHCARE FACILITIES REVENUE)                              6.50            09/01/2021         1,459,125

                                                                                                                        2,334,600
                                                                                                                    -------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS - 12.16%
$  1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00%           02/01/2023     $   1,569,975
   1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00            08/15/2034         1,060,750
   2,600,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75            08/15/2022         2,766,478
     325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)+/-                                   6.75            08/15/2020           414,447
   1,750,000  CROWLEY TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00            08/01/2017         1,879,202
   1,475,000  DENTON COUNTY TX UTILITY SYSTEM (UTILITIES REVENUE, FIRST
              SECURITY BANK LOC)                                                     4.25            12/01/2022         1,441,857
   2,145,000  DESOTO TX HOUSING FINANCE CORPORATION WINDSOR FOUNDATION
              PROJECT SERIES A (HOUSING REVENUE)                                     7.00            02/01/2025         2,194,249
      55,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
              REVENUE)                                                               8.50            09/01/2011            55,165
   1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50            10/01/2019         1,472,338
   3,000,000  GOOSE CREEK TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT
              SCHOOLHOUSE (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)                                                            4.50            02/15/2022         3,022,200
   1,300,000  GRAPE CREEK-PULLIAM TX INDEPENDENT SCHOOL DISTRICT (LEASE
              REVENUE)                                                               7.25            05/15/2006         1,343,979
   1,500,000  HOUSTON TX PUTTERS SERIES 1070 (UTILITIES REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                               3.55            05/15/2013         1,500,000
   1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      4.25            02/15/2019           998,960
   1,530,000  LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00            08/01/2020         1,608,214
   2,085,000  LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA INSURED)        5.25            03/01/2022         2,255,011
     900,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HEALTH FACILITIES FINANCING
              AUTHORITY REVENUE)                                                     5.00            02/15/2008           930,744
   1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
              PERMANENT SCHOOL FUND GUARANTEED)                                      5.00            08/15/2016         1,955,706
   1,655,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (GENERAL
              OBLIGATION - STATES, TERRITORIES, FIRST SECURITY BANK LOC)             5.00            03/01/2016         1,781,558
   2,035,000  SAN ANTONIO TX (AIRPORT REVENUE, FIRST SECURITY BANK LOC)              5.25            07/01/2025         2,134,308
     200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
              GUARANTEED (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)                                                            5.75            02/15/2021           200,602
     160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
              REGIONAL MEDICAL CENTER SERIES B (HEALTHCARE FACILITIES
              REVENUE, MBIA INSURED)                                                 6.00            10/01/2017           185,922
   2,395,000  TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE & UNIVERSITY
              REVENUE)                                                               6.75            01/01/2033         2,058,766
   3,250,000  TEXAS VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
              (HOUSING REVENUE)                                                      5.65            12/01/2017         3,365,667

                                                                                                                       36,196,098
                                                                                                                    -------------

UTAH - 2.65%
     500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
              (HOUSING REVENUE, GNMA INSURED)                                        5.80            07/20/2022           517,630
   3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE (HOUSING
              REVENUE, FHA INSURED)                                                  6.38            11/01/2033         3,364,078
   2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
              SERIES B (LEASE REVENUE)                                               5.25            05/15/2024         2,674,225
     250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
              SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.50            05/15/2019           285,470
     120,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY (LEASE REVENUE,
              MBIA INSURED)                                                          5.75            12/15/2019           126,749
     880,000  WEBER COUNTY UT MUNICIPAL BUILDING AUTHORITY (LEASE REVENUE,
              MBIA INSURED)                                                          5.75            12/15/2019           925,557

                                                                                                                        7,893,709
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON - 5.25%
$    500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          6.15%           12/01/2015     $     560,035
   2,000,000  DOUGLAS COUNTY WA PUBLIC UTILITY DISTRICT #1 WELLS
              HYDROELECTRIC SERIES A (GENERAL OBLIGATION - SCHOOL DISTRICTS,
              FGIC INSURED)                                                          4.50            09/01/2030         1,905,340
   2,000,000  ENERGY NORTHWEST WA WIND PROJECT (ELECTRIC REVENUE, MBIA
              INSURED)                                                               4.50            07/01/2018         2,049,720
   1,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     4.50            08/01/2019         1,017,790
     500,000  SEATTLE WA SERIES B (WATER REVENUE, FGIC INSURED)                      6.00            07/01/2029           547,380
   3,000,000  SPOKANE COUNTY WA SCHOOL DISTRICT #81 (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          4.60            12/01/2024         2,685,450
   2,980,000  TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                   6.50            06/01/2026         3,215,808
   1,590,000  YAKIMA & BENTON COUNTIES WA SCHOOL DISTRICT #116-200 GRANDVIEW
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.25            12/01/2016         1,751,639
   1,710,000  YAKIMA & BENTON COUNTIES WA SCHOOL DISTRICT #116-200 GRANDVIEW
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.25            12/01/2017         1,879,427

                                                                                                                       15,612,589
                                                                                                                    -------------
WEST VIRGINIA - 0.35%
   1,000,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A
              (TAX INCREMENTAL REVENUE)                                              5.63            06/01/2034         1,030,380
                                                                                                                    -------------

WISCONSIN - 1.14%
   3,030,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI ASSET
              BACKED (EXCISE TAX REVENUE)                                            6.00            06/01/2017         3,184,318
     215,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
              (HOUSING REVENUE, GENERAL OBLIGATION OF AUTHORITY)                     6.00            09/01/2015           215,651

                                                                                                                        3,399,969
                                                                                                                    -------------

WYOMING - 0.17%
     500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
              CORPORATION LOWER VALLEY POWER & LIGHT SERIES B (FUEL SALES
              TAX REVENUE)                                                           5.88            05/01/2026           513,680
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $258,683,457)                                                                     269,327,111
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 2.46%
   7,321,800  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                             7,321,800
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,321,800)                                                                          7,321,800
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,569,061)*                              98.60%                                                            $ 293,474,578
OTHER ASSETS AND LIABILITIES, NET                  1.40                                                                 4,153,162
                                                 ------                                                             -------------

TOTAL NET ASSETS                                 100.00%                                                            $ 297,627,740
                                                 ======                                                             =============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,321,800.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE

MUNICIPAL BONDS & NOTES - 97.70%

COLORADO - 0.78%
$    300,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT (HEALTHCARE
              FACILITIES REVENUE)                                                    5.70%           09/15/2023     $     308,967
                                                                                                                    -------------

NEBRASKA - 96.86%
   1,140,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FREMONT (GENERAL OBLIGATION
              - SCHOOL DISTRICTS, FIRST SECURITY BANK LOC)                           5.00            12/15/2019         1,215,377
   1,560,000  DOUGLAS COUNTY NE HOSPITAL AUTHORITY #002 GIRLS & BOYS TOWN
              PROJECT (HOSPITAL REVENUE)                                             4.35            09/01/2025         1,491,095
   1,000,000  DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT
              (RECREATIONAL FACILITIES REVENUE)                                      5.88            09/01/2014         1,083,470
   1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
              REVENUE)                                                               5.00            12/15/2018         1,587,195
     400,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #17 MILLARD SERVICE A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        4.50            06/15/2025           400,452
   1,000,000  GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                       5.13            08/15/2016         1,066,140
   1,500,000  HALL COUNTY NE SCHOOL DISTRICT #2 GRAND IS PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00            12/15/2023         1,595,550
   2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEDICAL CENTER
              PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)        5.50            06/01/2020         2,699,903

   1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL
              HOSPITAL PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA
              INSURED)                                                               5.10            06/01/2010         1,041,130
   1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE)                                                 5.25            01/15/2022         1,877,907
   1,500,000  LINCOLN NE (ELECTRIC REVENUE)                                          5.00            09/01/2018         1,585,470
   1,000,000  LINCOLN NE (SEWER REVENUE, MBIA INSURED)                               5.00            06/15/2017         1,069,240
   1,100,000  LINCOLN NE (WATER REVENUE)                                             5.00            08/15/2017         1,171,984
   1,250,000  LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                       5.38            08/15/2014         1,324,062
   1,000,000  LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
              REVENUE)                                                               5.00            09/15/2016         1,068,640
     745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
              SUPPORTED LEASE RENTAL (LEASE REVENUE, GENERAL OBLIGATION OF
              COMMUNITY)                                                             5.80            10/15/2018           774,264
   1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
              SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE, RADIAN
              INSURED)                                                               5.50            07/01/2021         1,056,940
     750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS
              SERIES A (POWER REVENUE, FIRST SECURITY BANK LOC)                      5.25            04/01/2019           810,428
     575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY (COLLEGE & UNIVERSITY
              REVENUE, RADIAN INSURED)                                               5.00            04/01/2016           596,827
   1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
              (LEASE REVENUE)                                                        6.00            02/01/2010         1,354,325
   1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE
              SERVICES (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)                5.00            08/15/2011         1,048,580
     210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING
              REVENUE, GNMA INSURED)                                                 5.65            03/01/2028           214,666
     145,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)         6.30            09/01/2020           145,523
     370,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
              REVENUE, GNMA INSURED)                                                 5.90            09/01/2024           385,684
     755,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING
              REVENUE, GNMA INSURED)                                                 5.95            09/01/2031           783,018
     810,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)                                                          5.25            01/01/2012           848,596
     210,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)                                                          5.25            01/01/2012           219,257
     400,000  O'NEILL NE REVENUE ST ANTHONYS PROJECT                                 6.25            09/01/2012           417,588
     500,000  OMAHA NE (PROPERTY TAX REVENUE)                                        5.25            12/01/2012           518,540
   1,000,000  OMAHA NE (TAX REVENUE)                                                 5.00            10/15/2022         1,060,510
   1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.50            01/01/2012         1,082,950
   2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES (AIRPORT REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.50            01/01/2014         2,159,260
   1,000,000  OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
              REVENUE)                                                               6.00            11/01/2014         1,068,620
   1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE)             5.40            02/01/2006         1,001,860

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------
   NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEBRASKA (CONTINUED)
$    865,000  OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
              REVENUE)                                                               5.50%           02/01/2017     $     947,625
     415,000  OMAHA NE SERIES A (PROPERTY TAX REVENUE)                               6.50            12/01/2014           500,129
   1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
              MAINTENANCE PROJECT (COLLEGE & UNIVERSITY REVENUE)                     5.25            07/15/2011         1,041,640

                                                                                                                       38,314,445
                                                                                                                    -------------

NEVADA - 0.06%
      25,000  NEVADA HOUSING DIVISION SERIES A1 (HOUSING REVENUE)                    5.60            10/01/2007            25,589
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $37,078,718)                                                                       38,649,001
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 1.24%
     489,988  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                               489,988
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $489,988)                                                                              489,988
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $37,568,706)*                                98.94%                                                           $  39,138,989
OTHER ASSETS AND LIABILITIES, NET                   1.06                                                                  418,796
                                                  ------                                                            -------------

TOTAL NET ASSETS                                  100.00%                                                           $  39,557,785
                                                  ======                                                            =============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $489,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL          STATEMENTS OF ASSETS AND LIABILITIES --
INCOME FUNDS                                       DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA
                                                                               LIMITED-TERM          CALIFORNIA
                                                                              TAX-FREE FUND       TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .......................................   $     77,022,093    $    484,935,093
  INVESTMENTS IN AFFILIATES ............................................          3,011,222           4,352,058
                                                                           ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................         80,033,315         489,287,151
                                                                           ----------------    ----------------
  CASH .................................................................             51,045              51,544
  RECEIVABLE FOR FUND SHARES ISSUED ....................................             19,834              97,160
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................          1,059,769           5,819,662
                                                                           ----------------    ----------------
TOTAL ASSETS ...........................................................         81,163,963         495,255,517
                                                                           ----------------    ----------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .....................................             89,943             182,722
  DIVIDENDS PAYABLE ....................................................            195,816           1,857,666
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................             31,772             221,020
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............             28,590             175,952
  ACCRUED EXPENSES AND OTHER LIABILITIES ...............................             26,680              64,101
                                                                           ----------------    ----------------
TOTAL LIABILITIES ......................................................            372,801           2,501,461
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $     80,791,162    $    492,754,056
                                                                           ================    ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ......................................................   $     80,413,865    $    461,888,104
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................            103,879                  61
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................            (16,091)           (342,274)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
   CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ................................................            289,509          31,208,165
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $     80,791,162    $    492,754,056
                                                                           ================    ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .................................................   $     46,192,310    $    362,982,317
  SHARES OUTSTANDING - CLASS A .........................................          4,417,891          32,279,492
  NET ASSET VALUE PER SHARE - CLASS A ..................................   $          10.46    $          11.24
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $          10.78(2) $          11.77(3)
  NET ASSETS - CLASS B .................................................                N/A    $     59,156,687
  SHARES OUTSTANDING - CLASS B .........................................                N/A           5,160,518
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............                N/A    $          11.46
  NET ASSETS - CLASS C .................................................   $      8,833,604    $     30,038,358
  SHARES OUTSTANDING - CLASS C .........................................            845,062           2,619,721
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $          10.45    $          11.47
  NET ASSETS - CLASS Z .................................................                N/A                 N/A
  SHARES OUTSTANDING - CLASS Z .........................................                N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............                N/A                 N/A
  NET ASSETS - ADMINISTRATOR CLASS .....................................   $     25,765,248    $     40,576,694
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................          2,503,257           3,601,811
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $          10.29    $          11.27
                                                                           ----------------    ----------------
INVESTMENTS AT COST ....................................................   $     79,743,806    $    458,078,986
                                                                           ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --          WELLS FARGO ADVANTAGE MUNICIPAL
DECEMBER 31, 2005 (UNAUDITED)                                       INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                        NATIONAL
                                                                                  COLORADO          MINNESOTA       LIMITED-TERM
                                                                             TAX-FREE FUND      TAX-FREE FUND      TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .......................................   $    88,447,009    $   163,154,648    $   110,272,506
  INVESTMENTS IN AFFILIATES ............................................         1,014,000            786,000          1,091,000
                                                                           ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................        89,461,009        163,940,648        111,363,506
                                                                           ---------------    ---------------    ---------------
  CASH .................................................................            51,610             51,980             51,267
  RECEIVABLE FOR FUND SHARES ISSUED ....................................            38,664             10,291          1,360,000
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................           836,375          2,575,495          1,492,770
                                                                           ---------------    ---------------    ---------------
TOTAL ASSETS ...........................................................        90,387,658        166,578,414        114,267,543
                                                                           ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .....................................            63,612              1,997              6,002
  DIVIDENDS PAYABLE ....................................................           343,929            639,207            327,078
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................            34,051             53,944             25,071
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............            30,056             48,485             30,682
  ACCRUED EXPENSES AND OTHER LIABILITIES ...............................            28,114             24,842             32,464
                                                                           ---------------    ---------------    ---------------
TOTAL LIABILITIES ......................................................           499,762            768,475            421,297
                                                                           ---------------    ---------------    ---------------
TOTAL NET ASSETS .......................................................   $    89,887,896    $   165,809,939    $   113,846,246
                                                                           ===============    ===============    ===============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ......................................................   $    85,549,218    $   156,014,924    $   114,648,632
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................           113,117            305,118            (58,061)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................          (217,956)          (253,130)          (696,894)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
   CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ................................................         4,443,517          9,743,027            (47,431)
                                                                           ---------------    ---------------    ---------------
TOTAL NET ASSETS .......................................................   $    89,887,896    $   165,809,939    $   113,846,246
                                                                           ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .................................................   $    45,699,303    $    35,556,489    $     2,586,460
  SHARES OUTSTANDING - CLASS A .........................................         4,244,281          3,250,736            241,592
  NET ASSET VALUE PER SHARE - CLASS A ..................................   $         10.77    $         10.94    $         10.71
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $         11.28(3) $         11.46(3) $         11.04(2)
  NET ASSETS - CLASS B .................................................   $     8,813,246    $    10,084,193    $       785,924
  SHARES OUTSTANDING - CLASS B .........................................           817,375            921,951             73,477
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $         10.78    $         10.94    $         10.70
  NET ASSETS - CLASS C .................................................               N/A    $       486,961    $     1,404,564
  SHARES OUTSTANDING - CLASS C .........................................               N/A             44,526            131,412
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............               N/A    $         10.94    $         10.69
  NET ASSETS - CLASS Z .................................................               N/A    $     4,420,817                N/A
  SHARES OUTSTANDING - CLASS Z .........................................               N/A            404,174                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............               N/A    $         10.94                N/A
  NET ASSETS - ADMINISTRATOR CLASS .....................................   $    35,375,347    $   115,261,479    $   109,069,298
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................         3,285,036         10,539,818         10,191,072
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $         10.77    $         10.94    $         10.70
                                                                           ---------------    ---------------    ---------------
INVESTMENTS AT COST ....................................................   $    85,017,492    $   154,197,621    $   111,410,937
                                                                           ===============    ===============    ===============

                                                                                   NATIONAL            NEBRASKA
                                                                              TAX-FREE FUND       TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .......................................   $    286,152,778    $     38,649,001
  INVESTMENTS IN AFFILIATES ............................................          7,321,800             489,988
                                                                           ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................        293,474,578          39,138,989
                                                                           ----------------    ----------------
  CASH .................................................................             51,572              51,013
  RECEIVABLE FOR FUND SHARES ISSUED ....................................          1,768,800                   0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................          3,908,768             589,861
                                                                           ----------------    ----------------
TOTAL ASSETS ...........................................................        299,203,718          39,779,863
                                                                           ----------------    ----------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .....................................            239,516                   0
  DIVIDENDS PAYABLE ....................................................          1,115,273             142,749
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................            110,536              15,930
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............             90,290              16,359
  ACCRUED EXPENSES AND OTHER LIABILITIES ...............................             20,363              47,040
                                                                           ----------------    ----------------
TOTAL LIABILITIES ......................................................          1,575,978             222,078
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $    297,627,740    $     39,557,785
                                                                           ================    ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ......................................................   $    295,024,342    $     37,966,668
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................            696,555              11,804
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................        (10,998,674)              9,030
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
   CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ................................................         12,905,517           1,570,283
                                                                           ----------------    ----------------
TOTAL NET ASSETS .......................................................   $    297,627,740    $     39,557,785
                                                                           ================    ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .................................................   $    103,092,893                 N/A
  SHARES OUTSTANDING - CLASS A .........................................          9,877,558                 N/A
  NET ASSET VALUE PER SHARE - CLASS A ..................................   $          10.44                 N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........................   $          10.93(3)              N/A
  NET ASSETS - CLASS B .................................................   $     21,129,259                 N/A
  SHARES OUTSTANDING - CLASS B .........................................          2,024,086                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............   $          10.44                 N/A
  NET ASSETS - CLASS C .................................................   $      7,924,105                 N/A
  SHARES OUTSTANDING - CLASS C .........................................            759,416                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............   $          10.43                 N/A
  NET ASSETS - CLASS Z .................................................                N/A                 N/A
  SHARES OUTSTANDING - CLASS Z .........................................                N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...............                N/A                 N/A
  NET ASSETS - ADMINISTRATOR CLASS .....................................   $    165,481,483    $     39,557,785
  SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................         15,852,993           4,027,855
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...   $          10.44    $           9.82
                                                                           ----------------    ----------------
INVESTMENTS AT COST ....................................................   $    280,569,061    $     37,568,706
                                                                           ================    ================

WELLS FARGO ADVANTAGE MUNICIPAL          STATEMENTS OF OPERATIONS -- FOR THE SIX
INCOME FUNDS                          MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA
                                                                               LIMITED-TERM          CALIFORNIA
                                                                              TAX-FREE FUND       TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...........................................................   $              0    $        429,600
   INTEREST ............................................................          1,471,803          12,356,468
   INCOME FROM AFFILIATED SECURITIES ...................................             33,459              55,868
                                                                           ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................          1,505,262          12,841,936
                                                                           ----------------    ----------------

EXPENSES
   ADVISORY FEES .......................................................            170,657           1,014,949
   ADMINISTRATION FEES
     FUND LEVEL ........................................................             21,332             126,905
     CLASS A ...........................................................             70,921             524,379
     CLASS B ...........................................................                N/A              88,189
     CLASS C ...........................................................             13,638              44,225
     CLASS Z ...........................................................                N/A                 N/A
     ADMINISTRATOR CLASS ...............................................             12,465              19,241
   CUSTODY FEES ........................................................              8,533              50,762
   SHAREHOLDER SERVICING FEES ..........................................            106,660             634,524
   ACCOUNTING FEES .....................................................             12,196              22,120
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ...........................................................                N/A             236,222
     CLASS C ...........................................................             36,530             118,461
   PROFESSIONAL FEES ...................................................              9,244              15,881
   REGISTRATION FEES ...................................................              3,644              11,272
   SHAREHOLDER REPORTS .................................................              4,412              24,943
   TRUSTEES' FEES ......................................................              4,183               4,183
   OTHER FEES AND EXPENSES .............................................              2,635               5,222
                                                                           ----------------    ----------------
TOTAL EXPENSES .........................................................            477,050           2,941,478
                                                                           ----------------    ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................           (108,636)           (603,646)
   NET EXPENSES ........................................................            368,414           2,337,832
                                                                           ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................          1,136,848          10,504,104
                                                                           ----------------    ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....              1,585           1,405,253
   FUTURES TRANSACTIONS ................................................                  0                   0
                                                                           ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................              1,585           1,405,253
                                                                           ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....           (916,111)         (8,439,329)
                                                                           ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....           (916,111)         (8,439,329)
                                                                           ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................           (914,526)         (7,034,076)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $        222,322    $      3,470,028
                                                                           ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX          WELLS FARGO ADVANTAGE MUNICIPAL
MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)                          INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                        NATIONAL
                                                                                  COLORADO          MINNESOTA       LIMITED TERM
                                                                             TAX-FREE FUND      TAX-FREE FUND      TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...........................................................   $        80,193    $             0    $             0
   INTEREST ............................................................         2,271,070          4,368,068          2,209,567
   INCOME FROM AFFILIATED SECURITIES ...................................            22,321             17,858             52,040
                                                                           ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME ................................................         2,373,584          4,385,926          2,261,607
                                                                           ---------------    ---------------    ---------------

EXPENSES
   ADVISORY FEES .......................................................           188,406            355,463            245,895
   ADMINISTRATION FEES
     FUND LEVEL ........................................................            23,551             44,433             30,737
     CLASS A ...........................................................            68,682             52,902              5,263
     CLASS B ...........................................................            12,770             15,081              1,090
     CLASS C ...........................................................               N/A                553              1,810
     CLASS Z ...........................................................               N/A             10,550                N/A
     ADMINISTRATOR CLASS ...............................................            18,012             62,044             58,559
   CUSTODY FEES ........................................................             9,420             17,773             12,295
   SHAREHOLDER SERVICING FEES ..........................................           117,754            222,165            153,684
   ACCOUNTING FEES .....................................................            12,405             20,483             22,254
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ...........................................................            34,204             40,395              2,919
     CLASS C ...........................................................               N/A              1,482              4,848
   PROFESSIONAL FEES ...................................................             9,929             13,215             10,453
   REGISTRATION FEES ...................................................             4,419              8,839             24,440
   SHAREHOLDER REPORTS .................................................             4,568              6,657              6,062
   TRUSTEES' FEES ......................................................             4,183              4,183              4,183
   OTHER FEES AND EXPENSES .............................................             2,336              2,965              2,158
                                                                           ---------------    ---------------    ---------------
TOTAL EXPENSES .........................................................           510,639            879,183            586,650
                                                                           ---------------    ---------------    ---------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................          (121,101)          (238,934)          (202,752)
   NET EXPENSES ........................................................           389,538            640,249            383,898
                                                                           ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ...........................................         1,984,046          3,745,677          1,877,709
                                                                           ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....           148,638            553,079            (19,359)
   FUTURES TRANSACTIONS ................................................                 0             (5,284)                 0
                                                                           ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................           148,638            547,795            (19,359)
                                                                           ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....        (1,629,607)        (3,353,802)        (1,212,426)
                                                                           ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....        (1,629,607)        (3,353,802)        (1,212,426)
                                                                           ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................        (1,480,969)        (2,806,007)        (1,231,785)
                                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $       503,077    $       939,670    $       645,924
                                                                           ===============    ===============    ===============


                                                                                   NATIONAL            NEBRASKA
                                                                              TAX-FREE FUND       TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...........................................................   $        512,631    $              0
   INTEREST ............................................................          7,211,152             920,910
   INCOME FROM AFFILIATED SECURITIES ...................................            111,274              30,883
                                                                           ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................          7,835,057             951,793
                                                                           ----------------    ----------------

EXPENSES
   ADVISORY FEES .......................................................            625,709              82,700
   ADMINISTRATION FEES
     FUND LEVEL ........................................................             78,213              31,013
     CLASS A ...........................................................            145,566                 N/A
     CLASS B ...........................................................             32,228                 N/A
     CLASS C ...........................................................             11,756                 N/A
     CLASS Z ...........................................................                N/A                 N/A
     ADMINISTRATOR CLASS ...............................................             88,731                 N/A
   CUSTODY FEES ........................................................             31,285               4,135
   SHAREHOLDER SERVICING FEES ..........................................            391,068              51,688
   ACCOUNTING FEES .....................................................             17,543              11,163
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ...........................................................             86,323                 N/A
     CLASS C ...........................................................             31,490                 N/A
   PROFESSIONAL FEES ...................................................             14,004                   0
   REGISTRATION FEES ...................................................             28,073                   0
   SHAREHOLDER REPORTS .................................................              2,779                   0
   TRUSTEES' FEES ......................................................              4,183                   0
   OTHER FEES AND EXPENSES .............................................              3,229                   0
                                                                           ----------------    ----------------
TOTAL EXPENSES .........................................................          1,592,180             180,699
                                                                           ----------------    ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................           (366,563)            (25,634)
   NET EXPENSES ........................................................          1,225,617             155,065
                                                                           ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................          6,609,440             796,728
                                                                           ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....            988,621              59,771
   FUTURES TRANSACTIONS ................................................                  0                   0
                                                                           ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................            988,621              59,771
                                                                           ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....         (6,358,367)           (734,399)
                                                                           ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....         (6,358,367)           (734,399)
                                                                           ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................         (5,369,746)           (674,628)
                                                                           ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $      1,239,694    $        122,100
                                                                           ================    ================

WELLS FARGO ADVANTAGE MUNICIPAL              STATEMENTS OF CHANGES IN NET ASSETS
INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                       CALIFORNIA LIMITED-
                                                                                                       TERM TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                      FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $    80,008,181    $    90,178,810

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         1,136,848          2,365,412
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................             1,585            471,530
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................          (916,111)           759,259
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................           222,322          3,596,201
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................          (650,064)        (1,527,603)
     CLASS B ...............................................................................               N/A                N/A
     CLASS C ...............................................................................           (88,495)          (206,916)
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (351,473)          (574,541)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................          (151,480)          (130,582)
     CLASS B ...............................................................................               N/A                N/A
     CLASS C ...............................................................................           (29,160)           (25,511)
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................           (75,596)           (42,624)
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (1,346,268)        (2,507,777)
                                                                                               ---------------    ---------------
Capital shares transactions:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................           675,805         10,792,749
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................           506,029          1,245,610
   COST OF SHARES REDEEMED - CLASS A .......................................................        (6,348,342)       (24,031,434)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..        (5,166,508)       (11,993,075)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................           528,487          2,334,522
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................            79,197            180,710
   COST OF SHARES REDEEMED - CLASS C .......................................................        (1,917,030)        (3,911,678)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..        (1,309,346)        (1,396,446)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................        13,222,118         19,206,291
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................            60,833            152,668
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................        (4,900,170)       (17,228,491)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................         8,382,781          2,130,468
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............         1,906,927        (11,259,053)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................           782,981        (10,170,629)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $    80,791,162    $    80,008,181
                                                                                               ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                    CALIFORNIA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                  (UNAUDITED)       JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $   511,644,586    $   519,995,158

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................        10,504,104         21,727,084
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................         1,405,253          4,838,980
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................        (8,439,329)        21,083,023
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................         3,470,028         47,649,087
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................        (7,984,531)       (16,004,753)
     CLASS B ...............................................................................        (1,100,754)        (2,749,237)
     CLASS C ...............................................................................          (552,031)        (1,156,447)
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (866,790)        (1,816,647)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................        (3,574,811)        (1,795,465)
     CLASS B ...............................................................................          (581,303)          (382,347)
     CLASS C ...............................................................................          (295,719)          (160,891)
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (386,841)          (171,649)
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................       (15,342,780)       (24,237,436)
                                                                                               ---------------    ---------------
Capital shares transactions:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................        19,765,337         44,764,305
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................         6,899,055         11,326,588
   COST OF SHARES REDEEMED - CLASS A .......................................................       (26,548,164)       (58,693,335)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..           116,228         (2,602,442)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................           999,620          1,597,340
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................         1,105,906          2,228,916
   COST OF SHARES REDEEMED - CLASS B .......................................................        (7,648,590)       (33,086,608)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..        (5,543,064)       (29,260,352)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................         2,733,349          2,667,215
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................           526,348            877,834
   COST OF SHARES REDEEMED - CLASS C .......................................................        (4,381,094)        (7,225,204)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..        (1,121,397)        (3,680,155)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................         7,637,630         17,369,614
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................           293,147            340,864
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................        (8,400,322)       (13,929,752)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................          (469,545)         3,780,726
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        (7,017,778)       (31,762,223)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (18,890,530)        (8,350,572)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $   492,754,056    $   511,644,586
                                                                                               ---------------    ---------------


                                                                                                      COLORADO TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $    95,809,849    $   102,988,017

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         1,984,046          4,431,381
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................           148,638            890,039
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................        (1,629,607)         1,889,769
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................           503,077          7,211,189
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................        (1,020,750)        (2,287,656)
     CLASS B ...............................................................................          (155,624)          (347,314)
     CLASS C ...............................................................................               N/A                N/A
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (794,079)        (1,770,111)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................                 0                  0
     CLASS B ...............................................................................                 0                  0
     CLASS C ...............................................................................               N/A                N/A
     CLASS Z ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................                 0                  0
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (1,970,453)        (4,405,081)
                                                                                               ---------------    ---------------
Capital shares transactions:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................         3,303,374          9,927,299
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................           504,192          1,505,995
   COST OF SHARES REDEEMED - CLASS A .......................................................        (7,745,015)       (13,562,899)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..        (3,937,449)        (2,129,605)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................            54,847            197,023
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................            80,756            226,109
   COST OF SHARES REDEEMED - CLASS B .......................................................          (275,952)        (2,288,329)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..          (140,349)        (1,865,197)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................         2,109,918          6,960,802
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................            75,771            167,141
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................        (2,562,468)       (13,117,417)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................          (376,779)        (5,989,474)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        (4,454,577)        (9,984,276)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        (5,921,953)        (7,178,168)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $    89,887,896    $    95,809,849
                                                                                               ---------------    ---------------

                                                                                                    MINNESOTA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $   182,570,382    $   195,936,756

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         3,745,677          7,877,204
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................           547,795            277,285
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................        (3,353,802)         4,970,874
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................           939,670         13,125,363
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................          (772,103)        (1,552,530)
     CLASS B ...............................................................................          (179,746)          (418,129)
     CLASS C ...............................................................................            (6,538)            (2,912)
     CLASS Z ...............................................................................           (97,450)           (41,637)
     ADMINISTRATOR CLASS ...................................................................        (2,687,843)        (5,728,708)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................          (118,498)          (191,836)
     CLASS B ...............................................................................           (33,535)           (63,307)
     CLASS C ...............................................................................            (1,485)                 0
     CLASS Z ...............................................................................           (15,111)                 0
     ADMINISTRATOR CLASS ...................................................................          (381,656)          (647,417)
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (4,293,965)        (8,646,476)
                                                                                               ---------------    ---------------
Capital shares transactions:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................         1,318,290          7,830,137
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................           570,495          1,328,079
   COST OF SHARES REDEEMED - CLASS A .......................................................        (3,449,301)        (9,631,824)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..        (1,560,516)          (473,608)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................            24,144            377,689
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................           129,082            339,794
   COST OF SHARES REDEEMED - CLASS B .......................................................          (852,072)        (5,116,377)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..          (698,846)        (4,398,894)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................           190,336            413,734
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................             5,381              2,418
   COST OF SHARES REDEEMED - CLASS C .......................................................           (90,983)           (47,764)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..           104,734            368,388
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................           791,629          4,746,395
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................            79,703             35,765
   COST OF SHARES REDEEMED - CLASS Z .......................................................          (872,858)          (368,292)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..            (1,526)         4,413,868
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................         2,574,792         13,386,065
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................           521,139          1,058,554
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................       (14,345,925)       (32,199,634)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................       (11,249,994)       (17,755,015)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............       (13,406,148)       (17,845,261)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (16,760,443)       (13,366,374)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $   165,809,939    $   182,570,382
                                                                                               ---------------    ---------------

WELLS FARGO ADVANTAGE MUNICIPAL              STATEMENTS OF CHANGES IN NET ASSETS
INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                      CALIFORNIA LIMITED-
                                                                                                       TERM TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................            64,429          1,016,711
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................            48,240            117,618
   SHARES REDEEMED - CLASS A ...............................................................          (605,432)        (2,269,636)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................          (492,763)        (1,135,307)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................               N/A                N/A
   SHARES REDEEMED - CLASS B ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................            50,238            220,196
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................             7,556             17,070
   SHARES REDEEMED - CLASS C ...............................................................          (182,549)          (369,533)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................          (124,755)          (132,267)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS Z ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................................               N/A                N/A
   SHARES REDEEMED - CLASS Z ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................         1,274,470          1,841,357
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................             5,892             14,653
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................          (474,910)        (1,656,762)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................           805,452            199,248
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....           187,934         (1,068,326)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $       103,879    $        57,063
                                                                                               ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                    CALIFORNIA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................         1,736,393          3,944,858
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................           611,371            997,827
   SHARES REDEEMED - CLASS A ...............................................................        (2,342,154)        (5,172,059)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................             5,610           (229,374)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................            86,200            138,571
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................            96,169            192,733
   SHARES REDEEMED - CLASS B ...............................................................          (659,727)        (2,867,546)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................          (477,358)        (2,536,242)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................           236,235            230,004
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................            45,784             75,863
   SHARES REDEEMED - CLASS C ...............................................................          (379,554)          (625,820)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................           (97,535)          (319,953)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS Z ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................................               N/A                N/A
   SHARES REDEEMED - CLASS Z ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................           674,201          1,527,379
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................            26,013             29,967
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................          (732,809)        (1,224,647)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................           (32,595)           332,699
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (601,878)        (2,752,870)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $            61    $            63
                                                                                               ===============    ===============


                                                                                                     COLORADO TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................           306,157            914,101
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................            46,639            138,479
   SHARES REDEEMED - CLASS A ...............................................................          (718,053)        (1,249,076)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................          (365,257)          (196,496)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................             5,026             18,093
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................             7,464             20,769
   SHARES REDEEMED - CLASS B ...............................................................           (25,632)          (210,272)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................           (13,142)          (171,410)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................               N/A                N/A
   SHARES REDEEMED - CLASS C ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS Z ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................................               N/A                N/A
   SHARES REDEEMED - CLASS Z ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................           195,799            640,375
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................             7,011             15,368
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................          (237,034)        (1,209,044)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................           (34,224)          (553,301)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (412,623)          (921,207)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $       113,117    $        99,524
                                                                                               ===============    ===============


                                                                                                    MINNESOTA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................           119,712            705,613
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................            51,905            119,673
   SHARES REDEEMED - CLASS A ...............................................................          (314,495)          (871,044)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................          (142,878)           (45,758)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................             2,176             33,972
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................            11,749             30,614
   SHARES REDEEMED - CLASS B ...............................................................           (77,584)          (461,219)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................           (63,659)          (396,633)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................            17,291             39,024
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................               491                218
   SHARES REDEEMED - CLASS C ...............................................................            (8,197)            (4,301)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................             9,585             34,941
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS Z ...................................................................            71,802            434,759
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................................             7,251              3,219
   SHARES REDEEMED - CLASS Z ...............................................................           (79,598)           (33,259)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ....................................              (545)           404,719
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................           234,583          1,205,863
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................            47,572             95,353
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................        (1,304,193)        (2,906,013)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................        (1,022,038)        (1,604,797)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        (1,219,535)        (1,607,528)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $       305,118    $       303,121
                                                                                               ===============    ===============

WELLS FARGO ADVANTAGE MUNICIPAL              STATEMENTS OF CHANGES IN NET ASSETS
INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $   126,941,459    $   172,278,233

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         1,877,709          4,341,528
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................           (19,359)           (46,000)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................        (1,212,426)           309,507
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................           645,924          4,605,035
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................           (53,145)           (59,045)
     CLASS B ...............................................................................            (8,109)           (13,498)
     CLASS C ...............................................................................           (13,401)           (12,939)
     ADMINISTRATOR CLASS ...................................................................        (1,799,495)        (4,250,281)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................                 0                  0
     CLASS B ...............................................................................                 0                  0
     CLASS C ...............................................................................                 0                  0
     ADMINISTRATOR CLASS ...................................................................                 0                  0
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (1,874,150)        (4,335,763)
                                                                                               ---------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................           445,127          3,429,708
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................            40,736             51,655
   COST OF SHARES REDEEMED - CLASS A .......................................................        (1,836,506)          (645,864)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..        (1,350,643)         2,835,499
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................            28,512            159,024
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................             5,802             12,302
   COST OF SHARES REDEEMED - CLASS B .......................................................                 0            (38,763)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..            34,314            132,563
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................           497,986            852,917
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................            10,603             12,874
   COST OF SHARES REDEEMED - CLASS C .......................................................           (51,090)           (59,154)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..           457,499            806,637
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................        10,948,800         28,516,735
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................           211,574            596,342
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................       (22,168,531)       (78,493,822)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ....................................................................       (11,008,157)       (49,380,745)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............       (11,866,987)       (45,606,046)
                                                                                               ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (13,095,213)       (45,336,774)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $   113,846,246    $   126,941,459
                                                                                               ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $   317,157,730    $   328,238,217

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................         6,609,440         14,240,835
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................           988,621            840,519
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................        (6,358,367)        12,986,123
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................         1,239,694         28,067,477
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................        (2,149,538)        (4,424,015)
     CLASS B ...............................................................................          (389,438)        (1,009,085)
     CLASS C ...............................................................................          (142,292)          (325,139)
     ADMINISTRATOR CLASS ...................................................................        (3,888,529)        (8,391,779)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................                 0                  0
     CLASS B ...............................................................................                 0                  0
     CLASS C ...............................................................................                 0                  0
     ADMINISTRATOR CLASS ...................................................................                 0                  0
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (6,569,797)       (14,150,018)
                                                                                               ---------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................         9,895,688         13,568,001
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................         1,092,999          2,694,733
   COST OF SHARES REDEEMED - CLASS A .......................................................        (8,030,862)       (22,315,794)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..         2,957,825         (6,053,060)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................           343,968            671,827
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................           196,466            616,598
   COST OF SHARES REDEEMED - CLASS B .......................................................        (3,504,910)        (9,468,856)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..        (2,964,476)        (8,180,431)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................           185,948            331,201
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................            68,562            203,943
   COST OF SHARES REDEEMED - CLASS C .......................................................          (687,996)        (2,266,394)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..          (433,486)        (1,731,250)
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................        11,845,143         31,786,743
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................           470,850            777,043
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................       (26,075,743)       (41,596,991)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ....................................................................       (13,759,750)        (9,033,205)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............       (14,199,887)       (24,997,946)
                                                                                               ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ......................................................       (19,529,990)       (11,080,487)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $   297,627,740    $   317,157,730
                                                                                               ---------------    ---------------


                                                                                                     NEBRASKA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ..................................................................   $    41,962,876    $    46,252,818

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................           796,728          1,715,037
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................            59,771            233,923
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................          (734,399)           533,140
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................           122,100          2,482,100
                                                                                               ---------------    ---------------
Distributions to shareholders from:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................               N/A                N/A
     CLASS B ...............................................................................               N/A                N/A
     CLASS C ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (795,471)        (1,711,776)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................               N/A                N/A
     CLASS B ...............................................................................               N/A                N/A
     CLASS C ...............................................................................               N/A                N/A
     ADMINISTRATOR CLASS ...................................................................          (208,134)          (651,076)
                                                                                               ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................        (1,003,605)        (2,362,852)
                                                                                               ---------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS A .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .......................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..               N/A                N/A
                                                                                               ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................           343,000            603,275
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................            26,382             79,153
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................        (1,892,968)        (5,091,618)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    ADMINISTRATOR CLASS ....................................................................        (1,523,586)        (4,409,190)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............        (1,523,586)        (4,409,190)
                                                                                               ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        (2,405,091)        (4,289,942)
                                                                                               ===============    ===============
ENDING NET ASSETS ..........................................................................   $    39,557,785    $    41,962,876
                                                                                               ---------------    ---------------

WELLS FARGO ADVANTAGE MUNICIPAL              STATEMENTS OF CHANGES IN NET ASSETS
INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL LIMITED-TERM
                                                                                                         TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................            41,484            316,357
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................             3,793              4,760
   SHARES REDEEMED - CLASS A ...............................................................          (171,613)           (59,311)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................          (126,336)           261,806
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................             2,667             14,531
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................               541              1,134
   SHARES REDEEMED - CLASS B ...............................................................                 0             (3,548)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................             3,208             12,117
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................            46,287             78,085
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................               990              1,188
   SHARES REDEEMED - CLASS C ...............................................................            (4,784)            (5,489)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................            42,493             73,784
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................         1,020,228          2,616,486
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................            19,704             54,891
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................        (2,065,959)        (7,218,315)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................        (1,026,027)        (4,546,938)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        (1,106,662)        (4,199,231)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $       (58,061)   $       (61,620)
                                                                                               ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     NATIONAL TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................           946,732          1,298,985
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................           104,498            257,874
   SHARES REDEEMED - CLASS A ...............................................................          (769,076)        (2,142,610)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................           282,154           (585,751)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................            32,682             64,462
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................            18,775             59,015
   SHARES REDEEMED - CLASS B ...............................................................          (334,867)          (906,983)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................          (283,410)          (783,506)
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................            17,724             31,800
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................             6,554             19,527
   SHARES REDEEMED - CLASS C ...............................................................           (65,894)          (217,694)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................           (41,616)          (166,367)
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................         1,130,437          3,035,296
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................            44,980             74,314
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................        (2,506,604)        (3,981,034)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................        (1,331,187)          (871,424)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        (1,374,059)        (2,407,048)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $       696,555    $       656,912
                                                                                               ===============    ===============


                                                                                                     NEBRASKA TAX-FREE FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             DECEMBER 31, 2005         YEAR ENDED
                                                                                                   (UNAUDITED)      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................               N/A                N/A
   SHARES REDEEMED - CLASS A ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS B ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................               N/A                N/A
   SHARES REDEEMED - CLASS B ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - CLASS C ...................................................................               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................               N/A                N/A
   SHARES REDEEMED - CLASS C ...............................................................               N/A                N/A
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ....................................               N/A                N/A
                                                                                               ---------------    ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .......................................................            34,484             60,067
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................             2,684              7,867
   SHARES REDEEMED - ADMINISTRATOR CLASS ...................................................          (190,798)          (504,496)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................          (153,630)          (436,562)
                                                                                               ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          (153,630)          (436,562)
                                                                                               ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................   $        11,804    $        10,547
                                                                                               ===============    ===============

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                   BEGINNING           NET              AND   DISTRIBUTIONS
                                                   NET ASSET    INVESTMENT       UNREALIZED        FROM NET
                                                   VALUE PER        INCOME   GAIN (LOSS) ON      INVESTMENT
                                                       SHARE        (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.60          0.14            (0.11)          (0.14)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.46          0.28             0.15           (0.27)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.74          0.23            (0.22)          (0.23)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.50          0.25             0.24           (0.25)
JULY 1, 2001 TO JUNE 30, 2002 ..................      $10.33          0.31             0.20           (0.31)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.14          0.41             0.19           (0.41)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.59          0.10            (0.11)          (0.10)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.46          0.20             0.14           (0.19)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.74          0.15            (0.22)          (0.15)
AUGUST 30, 2002(3) TO JUNE 30, 2003.............      $10.63          0.13             0.11           (0.13)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.43          0.15            (0.11)          (0.15)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.29          0.31             0.15           (0.30)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.57          0.26            (0.22)          (0.26)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.34          0.27             0.23           (0.27)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.17          0.32             0.20           (0.32)
JULY 1, 2000 TO JUNE 30, 2001 ..................      $ 9.98          0.42             0.19           (0.42)

CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.51          0.24            (0.16)          (0.24)
JULY 1, 2004 TO JUNE 30, 2005...................      $11.01          0.49             0.56           (0.49)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.57          0.50            (0.46)          (0.50)
JULY 1, 2002 TO JUNE 30, 2003...................      $11.29          0.51             0.33           (0.53)
JULY 1, 2001 TO JUNE 30, 2002...................      $11.24          0.55             0.10           (0.54)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.77          0.54             0.47           (0.54)

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.74          0.20            (0.17)          (0.20)
JULY 1, 2004 TO JUNE 30, 2005...................      $11.22          0.40             0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.79          0.41            (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003...................      $11.51          0.42             0.33           (0.44)
JULY 1, 2001 TO JUNE 30, 2002...................      $11.46          0.48             0.09           (0.46)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.97          0.46             0.49           (0.46)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.74          0.20            (0.16)          (0.20)
JULY 1, 2004 TO JUNE 30, 2005...................      $11.22          0.40             0.58           (0.40)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.79          0.41            (0.46)          (0.41)
JULY 1, 2002 TO JUNE 30, 2003...................      $11.51          0.43             0.32           (0.44)
JULY 1, 2001 TO JUNE 30, 2002...................      $11.46          0.47             0.10           (0.46)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.97          0.46             0.49           (0.46)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.54          0.26            (0.16)          (0.26)
JULY 1, 2004 TO JUNE 30, 2005...................      $11.03          0.52             0.57           (0.52)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.59          0.53            (0.46)          (0.53)
JULY 1, 2002 TO JUNE 30, 2003...................      $11.32          0.53             0.32           (0.55)
JULY 1, 2001 TO JUNE 30, 2002...................      $11.27          0.57             0.10           (0.56)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.79          0.56             0.48           (0.56)

COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.94          0.23            (0.17)          (0.23)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.64          0.46             0.30           (0.46)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.01          0.47            (0.37)          (0.47)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.61          0.50             0.40           (0.50)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.39          0.53             0.22           (0.53)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.83          0.55             0.56           (0.55)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       IN EXCESS OF    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.03)      $10.46             2.68%      1.08%     (0.23)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.02)      $10.60             2.63%      1.08%     (0.23)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.06)      $10.46             2.13%      1.05%     (0.20)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.74             2.35%      0.99%     (0.18)%     0.81%
JULY 1, 2001 TO JUNE 30, 2002 ..................              (0.03)      $10.50             2.97%      1.24%     (0.49)%     0.75%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.33             3.90%      1.12%     (0.37)%     0.75%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.03)      $10.45             1.93%      1.83%     (0.23)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.02)      $10.59             1.88%      1.83%     (0.23)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.06)      $10.46             1.41%      1.80%     (0.20)%     1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003.............               0.00       $10.74             1.39%      1.79%     (0.19)%     1.60%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.03)      $10.29             2.93%      0.90%     (0.30)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.02)      $10.43             2.93%      0.79%     (0.19)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.06)      $10.29             2.40%      0.73%     (0.13)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.57             2.49%      0.72%     (0.12)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.03)      $10.34             3.12%      0.85%     (0.25)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001 ..................               0.00       $10.17             4.12%      0.76%     (0.16)%     0.60%

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.11)      $11.24             4.26%      1.03%     (0.23)%     0.80%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.06)      $11.51             4.36%      1.05%     (0.25)%     0.80%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.10)      $11.01             4.46%      1.03%     (0.23)%     0.80%
JULY 1, 2002 TO JUNE 30, 2003...................              (0.03)      $11.57             4.60%      0.95%     (0.16)%     0.79%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.06)      $11.29             4.86%      0.90%     (0.13)%     0.77%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $11.24             4.82%      0.90%     (0.13)%     0.77%

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.11)      $11.46             3.49%      1.78%     (0.23)%     1.55%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.06)      $11.74             3.52%      1.79%     (0.24)%     1.55%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.11)      $11.22             3.60%      1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003...................              (0.03)      $11.79             3.81%      1.71%     (0.17)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.06)      $11.51             3.95%      1.66%     (0.14)%     1.52%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $11.46             4.06%      1.63%     (0.12)%     1.51%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.11)      $11.47             3.50%      1.78%     (0.23)%     1.55%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.06)      $11.74             3.52%      1.79%     (0.24)%     1.55%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.11)      $11.22             3.60%      1.77%     (0.22)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003...................              (0.03)      $11.79             3.80%      1.68%     (0.14)%     1.54%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.06)      $11.51             3.94%      1.64%     (0.12)%     1.52%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $11.46             4.04%      1.62%     (0.10)%     1.52%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.11)      $11.27             4.50%      0.85%     (0.30)%     0.55%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.06)      $11.54             4.60%      0.75%     (0.20)%     0.55%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.10)      $11.03             4.69%      0.70%     (0.15)%     0.55%
JULY 1, 2002 TO JUNE 30, 2003...................              (0.03)      $11.59             4.82%      0.65%     (0.08)%     0.57%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.06)      $11.32             4.88%      0.62%     (0.02)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $11.27             4.99%      0.60%      0.00%      0.60%

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.77             4.19%      1.08%     (0.23)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.94             4.24%      1.07%     (0.22)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.64             4.37%      1.06%     (0.21)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.01             4.60%      0.99%     (0.22)%     0.77%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.61             5.01%      0.96%     (0.36)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.39             5.36%      0.96%     (0.36)%     0.60%

                                                                       PORTFOLIO       NET ASSETS AT
                                                              TOTAL     TURNOVER       END OF PERIOD
                                                          RETURN(2)      RATE(5)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.28%          43%           $ 46,192
JULY 1, 2004 TO JUNE 30, 2005...................               4.20%         111%           $ 52,029
JULY 1, 2003 TO JUNE 30, 2004...................               0.11%          48%           $ 63,231
JULY 1, 2002 TO JUNE 30, 2003...................               4.74%          64%           $ 99,568
JULY 1, 2001 TO JUNE 30, 2002 ..................               5.00%          34%           $ 70,142
JULY 1, 2000 TO JUNE 30, 2001...................               6.01%          49%           $ 46,157

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.10)%         43%           $  8,834
JULY 1, 2004 TO JUNE 30, 2005...................               3.33%         111%           $ 10,273
JULY 1, 2003 TO JUNE 30, 2004...................              (0.64)%         48%           $ 11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003.............               2.26%          64%           $ 11,301

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.39%          43%           $ 25,765
JULY 1, 2004 TO JUNE 30, 2005...................               4.54%         111%           $ 17,707
JULY 1, 2003 TO JUNE 30, 2004...................               0.36%          48%           $ 15,425
JULY 1, 2002 TO JUNE 30, 2003...................               4.93%          64%           $ 39,338
JULY 1, 2001 TO JUNE 30, 2002...................               5.19%          34%           $ 12,224
JULY 1, 2000 TO JUNE 30, 2001 ..................               6.20%          49%           $  4,937

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.76%          21%           $362,982
JULY 1, 2004 TO JUNE 30, 2005...................               9.72%          30%           $371,633
JULY 1, 2003 TO JUNE 30, 2004...................               0.41%          41%           $357,779
JULY 1, 2002 TO JUNE 30, 2003...................               7.77%          34%           $398,186
JULY 1, 2001 TO JUNE 30, 2002...................               5.67%          31%           $386,927
JULY 1, 2000 TO JUNE 30, 2001...................               9.53%          52%           $379,359

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.33%          21%           $ 59,157
JULY 1, 2004 TO JUNE 30, 2005...................               8.90%          30%           $ 66,182
JULY 1, 2003 TO JUNE 30, 2004...................              (0.43)%         41%           $ 91,719
JULY 1, 2002 TO JUNE 30, 2003...................               6.87%          34%           $140,419
JULY 1, 2001 TO JUNE 30, 2002...................               4.88%          31%           $146,487
JULY 1, 2000 TO JUNE 30, 2001...................               8.81%          52%           $137,484

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.42%          21%           $ 30,038
JULY 1, 2004 TO JUNE 30, 2005...................               8.89%          30%           $ 31,904
JULY 1, 2003 TO JUNE 30, 2004...................              (0.43)%         41%           $ 34,089
JULY 1, 2002 TO JUNE 30, 2003...................               6.87%          34%           $ 46,666
JULY 1, 2001 TO JUNE 30, 2002...................               4.87%          31%           $ 46,013
JULY 1, 2000 TO JUNE 30, 2001...................               8.81%          52%           $ 29,468

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.89%          21%           $ 40,577
JULY 1, 2004 TO JUNE 30, 2005...................              10.07%          30%           $ 41,926
JULY 1, 2003 TO JUNE 30, 2004...................               0.66%          41%           $ 36,408
JULY 1, 2002 TO JUNE 30, 2003...................               7.90%          34%           $ 38,681
JULY 1, 2001 TO JUNE 30, 2002...................               5.85%          31%           $ 42,913
JULY 1, 2000 TO JUNE 30, 2001...................               9.80%          52%           $ 47,211

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.53%          11%           $ 45,699
JULY 1, 2004 TO JUNE 30, 2005...................               7.24%          33%           $ 50,410
JULY 1, 2003 TO JUNE 30, 2004...................               0.93%          31%           $ 51,120
JULY 1, 2002 TO JUNE 30, 2003...................               8.62%          37%           $ 59,877
JULY 1, 2001 TO JUNE 30, 2002...................               7.34%          28%           $ 58,152
JULY 1, 2000 TO JUNE 30, 2001...................              11.54%          37%           $ 48,274

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                   BEGINNING           NET              AND   DISTRIBUTIONS
                                                   NET ASSET    INVESTMENT       UNREALIZED        FROM NET
                                                   VALUE PER        INCOME   GAIN (LOSS) ON      INVESTMENT
                                                       SHARE        (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)
------------------------------------------------------------------------------------------------------------
CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.95          0.19            (0.17)          (0.19)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.65          0.38             0.30           (0.38)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.02          0.39            (0.37)          (0.39)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.63          0.42             0.39           (0.42)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.41          0.45             0.22           (0.45)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.85          0.48             0.56           (0.48)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.94          0.24            (0.17)          (0.24)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.64          0.49             0.30           (0.49)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.01          0.50            (0.37)          (0.50)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.62          0.52             0.39           (0.52)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.40          0.53             0.22           (0.53)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.84          0.55             0.56           (0.55)

MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.15          0.23            (0.17)          (0.23)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.89          0.45             0.30           (0.44)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.27          0.46            (0.39)          (0.45)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.84          0.47             0.43           (0.47)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.67          0.52             0.17           (0.52)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.18          0.54             0.49           (0.54)

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.15          0.19            (0.17)          (0.19)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.89          0.38             0.29           (0.36)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.27          0.37            (0.39)          (0.36)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.84          0.39             0.43           (0.39)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.67          0.44             0.17           (0.44)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.18          0.46             0.49           (0.46)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.15          0.18            (0.17)          (0.18)
APRIL 8, 2005(3) TO JUNE 30, 2005...............      $10.97          0.08             0.18           (0.08)

CLASS Z
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.15          0.24            (0.18)          (0.23)
APRIL 8, 2005(3) TO JUNE 30, 2005...............      $10.97          0.10             0.18           (0.10)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $11.14          0.24            (0.16)          (0.24)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.89          0.48             0.29           (0.47)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.27          0.49            (0.39)          (0.48)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.84          0.49             0.43           (0.49)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.67          0.52             0.17           (0.52)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.18          0.54             0.49           (0.54)

NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.81          0.15            (0.10)          (0.15)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.81          0.28            (0.00)          (0.28)
JANUARY 30, 2004(3) TO JUNE 30, 2004............      $11.03          0.10            (0.22)          (0.10)

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.80          0.11            (0.10)          (0.11)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.80          0.20            (0.00)          (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004............      $11.03          0.07            (0.23)          (0.07)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.80          0.11            (0.11)          (0.11)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.79          0.20             0.01           (0.20)
JANUARY 30, 2004(3) TO JUNE 30, 2004............      $11.03          0.06            (0.24)          (0.06)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.78             3.44%      1.83%     (0.23)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.95             3.49%      1.82%     (0.22)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.65             3.62%      1.81%     (0.21)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.02             3.83%      1.76%     (0.24)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.63             4.25%      1.77%     (0.42)%     1.35%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.41             4.58%      1.77%     (0.42)%     1.35%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.77             4.44%      0.90%     (0.30)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.94             4.49%      0.77%     (0.17)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.64             4.62%      0.73%     (0.13)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.01             4.76%      0.71%     (0.11)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.62             5.01%      0.70%     (0.10)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.40             5.38%      0.67%     (0.07)%     0.60%

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.04)      $10.94             4.09%      1.06%     (0.21)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.05)      $11.15             4.06%      1.06%     (0.21)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.89             4.11%      1.04%     (0.19)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.27             4.27%      0.98%     (0.21)%     0.77%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.84             4.81%      1.03%     (0.43)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.67             5.11%      1.10%     (0.50)%     0.60%

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.04)      $10.94             3.34%      1.81%     (0.21)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.05)      $11.15             3.31%      1.81%     (0.21)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.89             3.36%      1.79%     (0.19)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.27             3.51%      1.71%     (0.19)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.84             4.05%      1.75%     (0.40)%     1.35%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.67             4.36%      1.81%     (0.46)%     1.35%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.04)      $10.94             3.31%      1.81%     (0.21)%     1.60%
APRIL 8, 2005(3) TO JUNE 30, 2005...............               0.00       $11.15             3.36%      1.82%     (0.22)%     1.60%

CLASS Z
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.04)      $10.94             4.16%      1.24%     (0.46)%     0.78%
APRIL 8, 2005(3) TO JUNE 30, 2005...............               0.00       $11.15             4.17%      1.24%     (0.46)%     0.78%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.04)      $10.94             4.33%      0.88%     (0.28)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.05)      $11.14             4.31%      0.76%     (0.16)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.89             4.35%      0.71%     (0.11)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.27             4.43%      0.65%     (0.05)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.84             4.78%      0.65%     (0.05)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.67             5.11%      0.73%     (0.13)%     0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.71             2.83%      1.11%     (0.26)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.81             2.61%      1.14%     (0.29)%     0.85%
JANUARY 30, 2004(3) TO JUNE 30, 2004............               0.00       $10.81             2.15%      1.05%     (0.20)%     0.85%

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.70             2.09%      1.86%     (0.26)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.80             1.85%      1.88 %    (0.28)%     1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004............               0.00       $10.80             1.52%      1.82%     (0.22)%     1.60%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.69             2.08%      1.86%     (0.26)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.80             1.89%      1.89 %    (0.29)%     1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004............               0.00       $10.79             1.36%      1.79%     (0.19)%     1.60%

                                                                       PORTFOLIO       NET ASSETS AT
                                                              TOTAL     TURNOVER       END OF PERIOD
                                                          RETURN(2)      RATE(5)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------
CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.15%          11%           $  8,813
JULY 1, 2004 TO JUNE 30, 2005...................               6.43%          33%           $  9,095
JULY 1, 2003 TO JUNE 30, 2004...................               0.17%          31%           $ 10,672
JULY 1, 2002 TO JUNE 30, 2003...................               7.70%          37%           $ 14,368
JULY 1, 2001 TO JUNE 30, 2002...................               6.53%          28%           $ 12,540
JULY 1, 2000 TO JUNE 30, 2001...................              10.69%          37%           $ 10,177

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.66%          11%           $ 35,375
JULY 1, 2004 TO JUNE 30, 2005...................               7.50%          33%           $ 36,304
JULY 1, 2003 TO JUNE 30, 2004...................               1.18%          31%           $ 41,196
JULY 1, 2002 TO JUNE 30, 2003...................               8.70%          37%           $ 51,730
JULY 1, 2001 TO JUNE 30, 2002...................               7.33%          28%           $ 50,630
JULY 1, 2000 TO JUNE 30, 2001...................              11.54%          37%           $ 47,538

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.49%           9%           $ 35,556
JULY 1, 2004 TO JUNE 30, 2005...................               7.06%          18%           $ 37,829
JULY 1, 2003 TO JUNE 30, 2004...................               0.61%          12%           $ 37,468
JULY 1, 2002 TO JUNE 30, 2003...................               8.49%          23%           $ 41,485
JULY 1, 2001 TO JUNE 30, 2002...................               6.58%          28%           $ 40,585
JULY 1, 2000 TO JUNE 30, 2001...................              10.32%          18%           $ 34,424

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.11%           9%           $ 10,084
JULY 1, 2004 TO JUNE 30, 2005...................               6.27%          18%           $ 10,987
JULY 1, 2003 TO JUNE 30, 2004...................              (0.14)%         12%           $ 15,059
JULY 1, 2002 TO JUNE 30, 2003...................               7.68%          23%           $ 22,012
JULY 1, 2001 TO JUNE 30, 2002...................               5.79%          28%           $ 20,310
JULY 1, 2000 TO JUNE 30, 2001...................               9.50%          18%           $ 19,491

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.10%           9%           $    487
APRIL 8, 2005(3) TO JUNE 30, 2005...............               2.38%          18%           $    389

CLASS Z
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.53%           9%           $  4,421
APRIL 8, 2005(3) TO JUNE 30, 2005...............               2.57%          18%           $  4,511

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.70%           9%           $115,261
JULY 1, 2004 TO JUNE 30, 2005...................               7.23%          18%           $128,854
JULY 1, 2003 TO JUNE 30, 2004...................               0.86%          12%           $143,410
JULY 1, 2002 TO JUNE 30, 2003...................               8.67%          23%           $185,450
JULY 1, 2001 TO JUNE 30, 2002...................               6.58%          28%           $193,327
JULY 1, 2000 TO JUNE 30, 2001...................              10.32%          18%           $ 24,860

NATIONAL LIMITED-TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.50%          20%           $  2,586
JULY 1, 2004 TO JUNE 30, 2005...................               2.61%          26%           $  3,978
JANUARY 30, 2004(3) TO JUNE 30, 2004............              (1.20)%         24%           $  1,147

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.12%          20%           $    786
JULY 1, 2004 TO JUNE 30, 2005...................               1.85%          26%           $    759
JANUARY 30, 2004(3) TO JUNE 30, 2004............              (1.57)%         24%           $    628

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.02%          20%           $  1,405
JULY 1, 2004 TO JUNE 30, 2005...................               1.95 %         26%           $    960
JANUARY 30, 2004(3) TO JUNE 30, 2004............              (1.69)%         24%           $    163

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                   BEGINNING           NET              AND   DISTRIBUTIONS
                                                   NET ASSET    INVESTMENT       UNREALIZED        FROM NET
                                                   VALUE PER        INCOME   GAIN (LOSS) ON      INVESTMENT
                                                       SHARE        (LOSS)      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.81          0.17            (0.11)          (0.17)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.81          0.31             0.00           (0.31)
JULY 1, 2003 TO JUNE 30, 2004...................      $11.09          0.29            (0.28)          (0.29)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.73          0.37             0.36           (0.37)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.52          0.43             0.21           (0.43)
JULY 1, 2000 TO JUNE 30, 2001...................      $10.19          0.46             0.33           (0.46)

NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.61          0.22            (0.17)          (0.22)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.16          0.45             0.45           (0.45)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.53          0.45            (0.37)          (0.45)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.29          0.50             0.23           (0.49)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.21          0.52             0.08           (0.52)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.72          0.54             0.49           (0.54)

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.61          0.19            (0.18)          (0.18)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.16          0.39             0.44           (0.38)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.53          0.38            (0.38)          (0.37)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.29          0.42             0.23           (0.41)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.21          0.45             0.08           (0.45)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.72          0.46             0.49           (0.46)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.61          0.18            (0.18)          (0.18)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.16          0.39             0.44           (0.38)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.53          0.38            (0.38)          (0.37)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.29          0.42             0.23           (0.41)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.21          0.45             0.08           (0.45)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.73          0.46             0.48           (0.46)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.61          0.23            (0.17)          (0.23)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.16          0.48             0.45           (0.48)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.53          0.47            (0.36)          (0.48)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.30          0.52             0.22           (0.51)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.22          0.55             0.08           (0.55)
JULY 1, 2000 TO JUNE 30, 2001...................      $ 9.73          0.56             0.49           (0.56)

NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...      $10.04          0.19            (0.17)          (0.19)
JULY 1, 2004 TO JUNE 30, 2005...................      $10.02          0.39             0.17           (0.39)
JULY 1, 2003 TO JUNE 30, 2004...................      $10.44          0.39            (0.35)          (0.39)
JULY 1, 2002 TO JUNE 30, 2003...................      $10.16          0.42             0.37           (0.42)
JULY 1, 2001 TO JUNE 30, 2002...................      $10.06          0.43             0.13           (0.43)
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4)...........      $ 9.85          0.36             0.21           (0.36)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET    NET ASSET   ------------------------------------------------
                                                           REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS        SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.70             3.08%      0.93%     (0.33)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.81             2.82%      0.83%     (0.23)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.81             2.60%      0.71%     (0.11)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $11.09             3.29%      0.71%     (0.11)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.73             3.98%      0.76%     (0.16)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.52             4.39%      0.71%     (0.11)%     0.60%

NATIONAL TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.44             4.16%      1.04%     (0.19)%     0.85%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.61             4.38%      1.04%     (0.19)%     0.85%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.16             4.35%      1.03%     (0.18)%     0.85%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.53             4.74%      0.95%     (0.12)%     0.83%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.29             5.09%      0.93%     (0.13)%     0.80%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.21             5.33%      0.96%     (0.16)%     0.80%

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.44             3.41%      1.79%     (0.19)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.61             3.62%      1.79%     (0.19)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.16             3.61%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.53             3.98%      1.70%     (0.12)%     1.58%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.29             4.34%      1.69%     (0.14)%     1.55%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.21             4.56%      1.72%     (0.17)%     1.55%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.43             3.41%      1.80%     (0.20)%     1.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.61             3.63%      1.79%     (0.19)%     1.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.16             3.62%      1.78%     (0.18)%     1.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.53             3.95%      1.71%     (0.13)%     1.58%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.29             4.32%      1.68%     (0.13)%     1.55%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.21             4.55%      1.73%     (0.18)%     1.55%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00       $10.44             4.41%      0.86%     (0.26)%     0.60%
JULY 1, 2004 TO JUNE 30, 2005...................               0.00       $10.61             4.62%      0.74%     (0.14)%     0.60%
JULY 1, 2003 TO JUNE 30, 2004...................               0.00       $10.16             4.60%      0.70%     (0.10)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003...................               0.00       $10.53             4.97%      0.67%     (0.07)%     0.60%
JULY 1, 2001 TO JUNE 30, 2002...................               0.00       $10.30             5.30%      0.63%     (0.03)%     0.60%
JULY 1, 2000 TO JUNE 30, 2001...................               0.00       $10.22             5.53%      0.61%     (0.01)%     0.60%

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...              (0.05)      $ 9.82             3.85%      0.87%     (0.12)%     0.75%
JULY 1, 2004 TO JUNE 30, 2005...................              (0.15)      $10.04             3.88%      0.84%     (0.07)%     0.77%
JULY 1, 2003 TO JUNE 30, 2004...................              (0.07)      $10.02             3.83%      0.87%     (0.04)%     0.83%
JULY 1, 2002 TO JUNE 30, 2003...................              (0.09)      $10.44             4.06%      0.87%     (0.05)%     0.82%
JULY 1, 2001 TO JUNE 30, 2002...................              (0.03)      $10.16             4.27%      0.89%     (0.06)%     0.83%
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4)...........               0.00       $10.06             4.40%      0.91%     (0.09)%     0.82%

                                                                       PORTFOLIO       NET ASSETS AT
                                                              TOTAL     TURNOVER       END OF PERIOD
                                                          RETURN(2)      RATE(5)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND (CONTINUED)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.53%          20%           $109,069
JULY 1, 2004 TO JUNE 30, 2005...................               2.87%          26%           $121,244
JULY 1, 2003 TO JUNE 30, 2004...................               0.06%          24%           $170,340
JULY 1, 2002 TO JUNE 30, 2003...................               6.86%          40%           $152,835
JULY 1, 2001 TO JUNE 30, 2002...................               6.16%          45%           $ 85,371
JULY 1, 2000 TO JUNE 30, 2001...................               7.89%          57%           $ 62,111

NATIONAL TAX-FREE FUND
-----------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.47%          34%           $103,093
JULY 1, 2004 TO JUNE 30, 2005...................               9.06%          59%           $101,814
JULY 1, 2003 TO JUNE 30, 2004...................               0.76%          63%           $103,469
JULY 1, 2002 TO JUNE 30, 2003...................               7.20%          37%           $113,616
JULY 1, 2001 TO JUNE 30, 2002...................               5.92%          39%           $120,439
JULY 1, 2000 TO JUNE 30, 2001...................              10.90%          27%           $ 77,273

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.09%          34%           $ 21,129
JULY 1, 2004 TO JUNE 30, 2005...................               8.24%          59%           $ 24,488
JULY 1, 2003 TO JUNE 30, 2004...................               0.01%          63%           $ 31,420
JULY 1, 2002 TO JUNE 30, 2003...................               6.40%          37%           $ 48,540
JULY 1, 2001 TO JUNE 30, 2002...................               5.13%          39%           $ 51,754
JULY 1, 2000 TO JUNE 30, 2001...................              10.07%          27%           $ 28,271

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.00%          34%           $  7,924
JULY 1, 2004 TO JUNE 30, 2005...................               8.25%          59%           $  8,497
JULY 1, 2003 TO JUNE 30, 2004...................               0.02%          63%           $  9,829
JULY 1, 2002 TO JUNE 30, 2003...................               6.40%          37%           $ 15,161
JULY 1, 2001 TO JUNE 30, 2002...................               5.13%          39%           $ 11,343
JULY 1, 2000 TO JUNE 30, 2001...................               9.96%          27%           $  9,319

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.59%          34%           $165,481
JULY 1, 2004 TO JUNE 30, 2005...................               9.33%          59%           $182,359
JULY 1, 2003 TO JUNE 30, 2004...................               1.01%          63%           $183,520
JULY 1, 2002 TO JUNE 30, 2003...................               7.34%          37%           $260,989
JULY 1, 2001 TO JUNE 30, 2002...................               6.24%          39%           $294,132
JULY 1, 2000 TO JUNE 30, 2001...................              11.01%          27%           $300,187

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED)...               0.25%           9%           $ 39,558
JULY 1, 2004 TO JUNE 30, 2005...................               5.70%          14%           $ 41,963
JULY 1, 2003 TO JUNE 30, 2004...................               0.35%           9%           $ 46,253
JULY 1, 2002 TO JUNE 30, 2003...................               7.91%          19%           $ 64,760
JULY 1, 2001 TO JUNE 30, 2002...................               5.67%          31%           $ 66,453
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4)...........               5.97%          45%           $ 64,929

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from August 31 to June 30.

(5) Calculated on the basis of the Fund as a whole without distinguish between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        WELLS FARGO ADVANTAGE MUNICIPAL
                                                                    INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited-Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited-Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      In August and September, 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

             Acquiring Fund                            Target Fund
--------------------------------------------------------------------------------
          WELLS FARGO ADVANTAGE                 STRONG MINNESOTA TAX-FREE
     MINNESOTA TAX-FREE FUND CLASS C                  FUND CLASS C
--------------------------------------------------------------------------------
     WELLS FARGO ADVANTAGE MINNESOTA            STRONG MINNESOTA TAX-FREE
          TAX-FREE FUND CLASS Z                    FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on

WELLS FARGO ADVANTAGE MUNICIPAL        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
INCOME FUNDS
--------------------------------------------------------------------------------

consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2005.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                   Sub-Advisory Fee*
                                                         Advisory Fee                                                (% of Average
                                  Average Daily          (% of Average                           Average Daily         Daily Net
Fund                                Net Assets         Daily Net Assets)    Sub-Adviser          Net Assets             Assets)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM             $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
TAX-FREE FUND             $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND            $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
                          $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND              $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
                          $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND             $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
                          $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM               $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
TAX-FREE FUND             $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                    WELLS FARGO ADVANTAGE MUNICIPAL
(UNAUDITED)                                                         INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                   Sub-Advisory Fee*
                                                         Advisory Fee                                                (% of Average
                                  Average Daily          (% of Average                           Average Daily         Daily Net
Fund                                Net Assets         Daily Net Assets)    Sub-Adviser          Net Assets             Assets)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND              $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
                          $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND              $0 - $499 million         0.40        Wells Capital            $0 - $400 million      0.150
                          $500 million - $999 million         0.35           Management  $400 million - $800 million      0.125
                           $1 billion - $2.99 billion         0.30         Incorporated               > $800 million      0.100
                           $3 billion - $4.99 billion        0.275
                                      > $4.99 billion         0.25

* At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Advantage Funds. At the Novermber 2005 meeting, the Board of the Trust approved changes to certain sub-advisory fee rates. As a result, effective January 1, 2006, the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                                                          Sub-Advisory Fees
                                                                                   Average Daily          (% of Average
Fund                                                    Sub-Adviser                   Net Assets          Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                  Wells Capital              $0 - $100 million             0.150
                                                  Management Incorporated       $100 - $300 million             0.100
                                                                                     > $300 million             0.050
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                               Wells Capital              $0 - $100 million             0.200
                                                  Management Incorporated       $100 - $300 million             0.175
                                                                                $300 - $500 million             0.150
                                                                                     > $500 million             0.100
---------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                 Wells Capital              $0 - $100 million             0.200
                                                  Management Incorporated       $100 - $300 million             0.175
                                                                                $300 - $500 million             0.150
                                                                                     > $500 million             0.100
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                Wells Capital              $0 - $100 million             0.200
                                                  Management Incorporated       $100 - $300 million             0.175
                                                                                $300 - $500 million             0.150
                                                                                     > $500 million             0.100
---------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                    Wells Capital              $0 - $100 million             0.150
                                                  Management Incorporated       $100 - $300 million             0.100
                                                                                     > $300 million             0.050
---------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                 Wells Capital              $0 - $100 million             0.200
                                                  Management Incorporated       $100 - $300 million             0.175
                                                                                $300 - $500 million             0.150
                                                                                     > $500 million             0.100
---------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                 Wells Capital              $0 - $100 million             0.200
                                                  Management Incorporated       $100 - $300 million             0.175
                                                                                $300 - $500 million             0.150
                                                                                     > $500 million             0.100
---------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL                    NOTES TO FINANCIAL STATEMENTS
INCOME FUNDS                                                         (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                             % of Average
                                             Average Daily Net Assets      Daily Net Assets
--------------------------------------------------------------------------------------------
FUND LEVEL                                     $0 - $4.99 billion                0.05
                                       $5 billion - $9.99 billion                0.04
                                                   >$9.99 billion                0.03
--------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C                                                        0.28
--------------------------------------------------------------------------------------------
CLASS Z                                                                          0.45
--------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS*                                                             0.10


*     Prior to April 11, 2005, the class level fee was 0.20%.

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent.

      CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rate:

                                                               % of Average
                                                             Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                          0.02
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

                                                               % of Average
                                                             Daily Net Assets

CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS            0.25


      For the six months ended December 31, 2005, shareholder servicing fees paid were as follows:

Fund                                      Class A      Class B      Class C     Class Z    Administrator
---------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND     $ 63,322          N/A      $12,176       N/A       $ 31,162
---------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                   468,195      $78,741       39,487       N/A         48,101
---------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                      61,323       11,402          N/A       N/A         45,029
---------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                     47,234       13,465          494    $5,861        155,111
---------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND          4,698          973        1,616       N/A        146,397
---------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                     129,969       28,774       10,497       N/A        221,828
---------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                         N/A          N/A          N/A       N/A         51,688
---------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended December 31, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

NOTES TO FINANCIAL STATEMENTS                    WELLS FARGO ADVANTAGE MUNICIPAL
(UNAUDITED)                                                         INCOME FUNDS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended December 31, 2005, were waived by Funds Management, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                         Net Operating Expense Ratios (%)
 Fund                                     Class A      Class B      Class C     Class Z    Administrator
---------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND       0.85          N/A         1.60        N/A          0.60
---------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                    0.80         1.55         1.55        N/A          0.55
---------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                      0.85         1.60          N/A        N/A          0.60
---------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                     0.85         1.60         1.60        0.78*        0.60
---------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND         0.85         1.60         1.60        N/A          0.60
---------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                      0.85         1.60         1.60        N/A          0.60
---------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                      N/A           N/A          N/A        N/A          0.75
---------------------------------------------------------------------------------------------------------

      * Effective November 1, 2005, the net expense cap changed from 0.78% to 0.75%. However, the net expense reported is the actual expense that occurred during the six-month period ended December 31, 2005.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended December 31, 2005, were as follows:

Fund                                             Purchases at Cost              Sales Proceeds
---------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                 $ 36,182,417                $ 34,584,590
---------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                               101,367,968                 110,758,558
---------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                  10,164,365                  14,016,003
---------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND                                 15,935,191                  30,674,463
---------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                     23,812,183                  37,254,840
---------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                 102,894,993                 119,832,045
---------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND                                   3,515,515                   3,906,635
---------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended December 31, 2005, the Municipal Income Funds had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NAYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portions of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES****

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                    Associate Professor of Finance.           None
63                        since 1987                  Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                    Chairman, CEO, and Co-                    None
63                        since 1998                  Founder of Crystal Geyser
                          (Chairman since             Water Company and President
                          2005)                       of Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee,                    Retired. Prior thereto, President         None
72                        since 1987                  of Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                    Senior Counselor to the public            None
54                        since 1996                  relations firm of Himle-Horner and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                    Principal in the law firm of              None
65                        since 1996                  Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)       WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEES**

                          POSITION HELD AND            PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE***        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                    Private Investor/Real Estate              None
61                        since 1987                  Developer; Chairman of White Point
                                                      Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

OFFICERS*****

-------------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE***        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since            Executive Vice President of Wells         None
46                        2003                        Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC.
                                                      Senior Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from
                                                      2001 to 2003. Vice President of
                                                      Wells Fargo Bank, N.A. from 1997 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since            Senior Vice President of Wells            None
37                        2003                        Fargo Bank, N.A. and Senior Vice
                                                      President of Operations for
                                                      Wells Fargo Funds Management, LLC.
                                                      Prior there- to, Operations Manager
                                                      at Scudder Weisel Capital, LLC from
                                                      2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to 2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since            Vice President and Managing Senior        None
45                        2000                        Counsel of Wells Fargo Bank, N.A.
                                                      and Senior Vice President and
                                                      Secretary of Wells Fargo Funds
                                                      Management, LLC. Vice President and
                                                      Senior Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of December 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

**** Effective January 1, 2006, Olivia Mitchell joined the Board of Trustees as a non-interested Trustee.

***** Effective February 8, 2006, A. Erdem Cimen replaced Stacie D. DeAngelo as the Treasurer of the Funds.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS               LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depository Receipt
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FFCB          -- Federal Farm Credit Bank
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GDR           -- Global Depository Receipt
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
IDR           -- Industrial Development Revenue
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFHR          -- Single Family Housing Revenue
SFMR          -- Single Family Mortgage Revenue
SLMA          -- Student Loan Marketing Association
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares
XLCA          -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS


More information about Wells Fargo Advantage FundsSM is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

(C) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                  RT55155 02-06
                                                              SMILD/SAR105 12-05

                                                                    [LOGO] WELLS
                                                                           FARGO
                                                                      ADVANTAGES
                                                                           FUNDS

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
                                                               DECEMBER 31, 2005
Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund .............................................    2
   Municipal Bond Fund ....................................................    4
   Short-Term Municipal Bond Fund .........................................    6
   Ultra Short-Term Municipal Income Fund .................................    8
   Wisconsin Tax-Free Fund ................................................   10
Fund Expenses .............................................................   12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Intermediate Tax-Free Fund .............................................   14
   Municipal Bond Fund ....................................................   21
   Short-Term Municipal Bond Fund .........................................   30
   Ultra Short-Term Municipal Income Fund .................................   42
   Wisconsin Tax-Free Fund ................................................   50
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   56
   Statements of Operations ...............................................   58
   Statements of Changes in Net Assets ....................................   60
   Financial Highlights ...................................................   68
Notes to Financial Highlights .............................................   72
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   73
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   83
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   85
--------------------------------------------------------------------------------

                --------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                --------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS(SM) Semi-Annual report for the period ended December 31, 2005. On the following pages, you will find a discussion of the five Funds, including the portfolio managers' performance highlights, information about the holdings, and the portfolio managers' strategic outlooks.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The expansion of the U.S. economy remains strong, with real gross domestic product (GDP), the most comprehensive measure of economic activity, growing at 3.5% for the full year 2005. This is surprisingly strong growth, given the record high energy prices reported during the six-month period. The price of crude oil rose to a new record level during the third quarter and closed the year at $61.06 a barrel, creating fears of a possible slowdown in consumer spending.

      Low interest rates and a consequent extended boom in the housing sector helped to offset the negative effects of high oil and gas prices in the first half of the year. Steady growth in employment and household incomes helped bring spending back to relatively healthy levels. Solid growth in capital spending by businesses, fueled by strong cash flow and low borrowing costs, also contributed to economic growth since the end of June.

      Rising energy prices did have an impact on inflation, pushing the inflation rate upward toward the end of 2005. The consumer price index (CPI) rose approximately 3.0% during the six months that ended December 31, 2005. The core CPI, which excludes the volatile food and energy components, was up only around 2.2% by end of year. With core inflation generally contained, the Federal Reserve (the Fed) continued its strategy of raising interest rates at a "measured pace" for the year. Since July 1, 2005, the Fed has incrementally raised the federal funds rate -- its principal policy tool -- from 3.25% to 4.25%. Long term bond yields did not increase with the federal funds rate, which allowed mortgage rates to remain unusually low.

STOCKS: MODERATE GAINS FOR THE YEAR
--------------------------------------------------------------------------------

      Stock prices showed little net change since mid-year. The S&P 500 Index was 1194 on July 1, 2005 and it ended the year at 1248. Strong corporate earnings helped the markets during the six-month period, while record prices for crude oil and concerns of a slowdown in worldwide economic growth capped and often reversed rallies. In the United States, the fundamentals of strong earnings and low inflation kept the equity markets steady.

BONDS: MUTED PERFORMANCE
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the federal funds rate was raised during period. Yields, however, still remain relatively low, due primarily to record demand for U.S. Treasury securities from foreign investors and the tame core inflation data.

     The high yield segment of the corporate bond market continued to perform well during the last six months. Municipal bonds generally performed better than bonds in most taxable sectors since July. Overall, by the end of 2005, municipal yields were very attractive relative to yields on comparable U.S. Treasuries.

LOOKING AHEAD
--------------------------------------------------------------------------------

      We may see some slowing in the economy in 2006 due to lingering effects from higher energy prices and higher short-term interest rates. Inflation will likely stay in check and it is expected that the Fed may pull back on its monetary tightening policy.

      We believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisors -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to achieving consistent, long-term results, offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/S/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

ADVISOR                                  SUBADVISOR
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated
FUND MANAGERS                            INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA              07/31/2001
   Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.70%(1) for the six-month period ending December 31, 2005, outperforming its benchmark, the Lehman Brothers 7-Year Municipal Bond Index(2), which returned 0.11% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's below-benchmark duration helped performance as yields trended higher. Short-term and intermediate-term municipal bonds saw the largest increase in yields, leading to a significantly flatter yield curve by period end. The Fund's allocation to shorter-maturity bonds was also a benefit, as it was underweight in the two-to-four year maturity range. We owned an above-average allocation to cash equivalents and longer-intermediate bonds, which worked well as the yield curve flattened.

      In addition, a few of our holdings were refunded during the period, boosting their prices and adding to performance. The Fund's relative performance also benefited from its overweighting in zero-coupon bonds with an average maturity of approximately 15 years.

      Our exposure to lower-quality issues also contributed to performance, as yield spreads generally continued to tighten relative to higher-rated bonds. While maintaining the portfolio's overall AA average credit quality, we did adjust the weightings within the investment grade credit categories to take advantage of changing valuations. For example, we reduced our allocation to A-rated issues, as certain credits within that rating category became overvalued. At the same time, our allocation to the BBB category rose, as we continued to find relatively attractive spreads on specific issues. The general trend for tighter credit spreads may be nearing an end and security selection is becoming more critical when selecting lower-tier credits.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added modestly to our preexisting overweight in tobacco-backed bonds. Among our best performers in this sector were securities issued by the Golden State Tobacco Securitization Corporation Series A, offering a 7.875% coupon, maturing in 2042. Although these bonds' maturity dates were distant, anticipation that the securities may be refunded to the call date in 2013 led to their strong performance.

      One recent management approach has been to seek to add higher-quality bonds with some cash-flow variability as a substitute for lower-quality bonds. This strategy accomplished two goals. First, it enabled us to upgrade the overall credit quality of the portfolio. Second, the portfolio maintained a higher level of income. Along these lines, we purchased bonds issued by the Minneapolis/St. Paul Minnesota Housing Authority. These bonds paid interest of 5.10% and will mature in 2027. Based on a range of prepayment speeds, however, we believe the bond has a projected average life of approximately five years. The bonds are also guaranteed by the Government National Mortgage Association
(GNMA), garnering a "AAA" rating.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      If the housing market continues to cool and consumer spending slows, a pause or end to Federal Open Market Committee interventions may not be far off. However, the predictive power of the currently flat yield curve could be tested. Typically, however, the flatter curve occurs at higher rate levels across the curve on long and short maturities alike. In such an environment, bond investors have often been rewarded for extending average maturities in anticipation of falling yields. This time, however, since yields on long maturities have risen only modestly relative to short yields, there is less incentive to lengthen our cautious duration posture.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.
--------------------------------------------------------------------------------

The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND.

      The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Intermediate Municipal Bond Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                                                  6-Month*   1-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND - Investor Class (Incept. Date
   07/31/2001)                                                                      0.70      3.00        6.17
------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 7-Year Municipal Bond Index(2)                                   0.11      1.72        4.75
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.79%
--------------------------------------------------------------------------------
Weighted Average Life                                                6.02 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           4.96 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           51%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Inv Class)                                        $10.69
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Inv Class)                                            3.62%
--------------------------------------------------------------------------------
Distribution Rate(6) (Inv Class)                                           3.51%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Inv Class)                             5.57%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                           0.00%

CREDIT QUALITY(3,4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA     41%
AA      22%
A       15%
BBB     19%
BB       2%
Cash     1%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE               LEHMAN BROTHERS
                  INTERMEDIATE TAX-FREE FUND-             7-YEAR MUNICIPAL
                         INVESTOR CLASS                      BOND INDEX
 7/31/2001                   10000                             10,000
 8/31/2001                   10217                             10,151
 9/30/2001                   10231                             10,148
10/31/2001                   10360                             10,250
11/30/2001                   10318                             10,136
12/31/2001                   10264                             10,053
 1/31/2002                   10437                             10,243
 2/28/2002                   10561                             10,378
 3/31/2002                   10478                             10,150
 4/30/2002                   10625                             10,400
 5/31/2002                   10760                             10,460
 6/30/2002                   10880                             10,584
 7/31/2002                   10999                             10,714
 8/31/2002                   11113                             10,848
 9/30/2002                   11286                             11,062
10/31/2002                   11095                             10,893
11/30/2002                   11091                             10,848
12/31/2002                   11279                             11,094
 1/31/2003                   11276                             11,064
 2/28/2003                   11426                             11,227
 3/31/2003                   11440                             11,222
 4/30/2003                   11509                             11,297
 5/31/2003                   11796                             11,574
 6/30/2003                   11808                             11,520
 7/31/2003                   11505                             11,128
 8/31/2003                   11585                             11,229
 9/30/2003                   11871                             11,583
10/31/2003                   11854                             11,519
11/30/2003                   11966                             11,604
12/31/2003                   12056                             11,698
 1/31/2004                   12159                             11,763
 2/29/2004                   12325                             11,953
 3/31/2004                   12284                             11,851
 4/30/2004                   12086                             11,560
 5/31/2004                   12065                             11,537
 6/30/2004                   12102                             11,577
 7/31/2004                   12230                             11,702
 8/31/2004                   12451                             11,938
 9/30/2004                   12499                             11,968
10/31/2004                   12617                             12,053
11/30/2004                   12528                             11,940
12/31/2004                   12650                             12,067
 1/31/2005                   12720                             12,115
 2/28/2005                   12684                             12,045
 3/31/2005                   12636                             11,945
 4/30/2005                   12789                             12,156
 5/31/2005                   12859                             12,209
 6/30/2005                   12939                             12,262
 7/31/2005                   12877                             12,165
 8/31/2005                   12995                             12,283
 9/30/2005                   12945                             12,209
10/31/2005                   12874                             12,130
11/30/2005                   12922                             12,195
12/31/2005                   13029                             12,272

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

0-1 Year        7%
2-5 Years      22%
6-10 Years     40%
11-20 Years    23%
21+ Years       8%

--------------------------------------------------------------------------------

(2) Lehman Brothers 7-Year Municipal Bond Index is the 7-year (6-8) component of the Municipal Bond Index.The Lehman Brothers Municipal Bond Index is a rules-based,market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the Index,bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND Investor Class shares for the life of the fund with the Lehman Brothers 7-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

ADVISOR                                SUBADVISOR
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA             10/23/1986
   Duane A. McAllister, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.41%(1) for the six-month period ending December 31, 2005, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. CURRENTLY CLASSES A,B,C AND ADMINISTRATOR SHARES ARE CLOSED TO NEW INVESTORS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's below-benchmark duration helped performance as yields inched higher during the period. Short-term and intermediate-term municipal bonds saw the largest increase in yields, leading to a significantly flatter yield curve by period end. The Fund's allocation to shorter-maturity bonds also was a benefit, as we were underweight within the two to four year maturity range and instead held an above-average allocation to cash equivalents, which positively contributed to results. Offsetting this positive performance, however, was our underweighting of longer bonds, whose higher yields offset their modest price declines.

      The Fund's exposure to lower-quality issues also contributed to performance, as yield spreads generally continued to tighten relative to higher-rated bonds. As mentioned in our last report, we have been working to slowly upgrade the portfolio's credit quality. However, we continue to maintain above-average exposure to lower-rated bonds.

      Tobacco-backed revenue bonds, another area of overweight exposure for the Fund, were the municipal market's best-performing sector during the period. In addition, some of the sector's outstanding higher-coupon deals were refunded, helping performance. Other sectors that worked well for the Fund were health care, housing, and education.

      In addition, a few of our holdings were refunded during the period, boosting their prices and adding to performance. The Fund's relative performance also benefited from our overweighting in zero-coupon bonds with an average maturity of approximately 15 years.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added modestly to the Fund's existing overweight in tobacco-backed bonds and to our holdings in single and multi-family housing bonds during the period. We found particular value among seasoned single-family deals. One example is a bond issue from the Oklahoma Housing Finance Agency paying interest of 6.55% and maturing in 2029. Even with an aggressive prepayment schedule this bond is attractive. In stable or rising rate environments, these securities typically perform well as prepayments slow and above-average coupon income boosts their performance.

      In the multi-family housing sector, we added some credit-enhanced new issues, including bonds issued by the East Point Georgia Housing Authority for the Laurel Ridge Washington Road Apartments Project. These bonds, which offer coupon income of 5% and mature in 2032, have a credit guarantee from the Federal National Mortgage Association (FNMA), giving them the highest credit rating of AAA. In addition, the limited involvement in the market of traditional multi-family housing bond buyers in recent months created an opportunity for us to add higher-quality bonds at historically attractive valuations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      If the housing market continues to cool and consumer spending slows, we believe a pause or end to the Fed's interest rate hikes may not be far off. However, the predictive power of the currently flat yield curve could be tested. Normally, when the curve flattens, it signals a slowing economy and fading fears of inflation. In that environment, bond investors have often been rewarded for extending maturities in anticipation of falling yields. This time, however, since yields on long maturities have not risen to the extent they have in past tightening cycles, maintaining the current cautious duration posture is likely the more prudent approach.

      We also remain cautious about lower-quality bonds, given the potential for higher interest rates. Although we continue to be overweight to lower-rated credits, we are prepared to upgrade the portfolio's credit quality further if spreads widen meaningfully from current levels.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of December 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND.

(1) The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions,the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND -
   Class A (Incept. Date 04/11/2005)           (3.15)     0.21     5.61      4.47      1.39      4.94     6.59      4.95
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND -
   Class B (Incept. Date 04/11/2005)           (3.99)    (0.84)    5.52      4.19      1.01      4.16     5.84      4.19
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND -
   Class C (Incept. Date 04/11/2005)            0.01      3.16     5.84      4.19      1.01      4.16     5.84      4.19
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND - Administrator Class (Incept. Date
   04/11/2005)                                                                         1.58      5.23     6.66      5.04
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND - Investor Class (Incept. Date
   10/23/1986)                                                                         1.41      5.01     6.62      5.01
-------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index(2)                                             0.60      3.51     5.59      5.71
-------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.61%
--------------------------------------------------------------------------------
Weighted Average Life                                                7.51 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           6.27 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           71%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Admin, Inv)
                                                $9.53, $9.53, $9.53,$9.53, $9.53
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Class A, B, C, Admin, Inv)
                                               3.64%, 3.07%, 3.07%, 4.18%, 3.86%
--------------------------------------------------------------------------------
Distribution Rate(6) (Class A, B, C, Admin, Inv)
                                               4.13%, 3.58%, 3.58%, 4.69%, 4.37%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Class A, B, C,
   Admin, Inv)
                                               5.60%, 4.72%, 4.72%, 6.43%, 5.94%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                          14.26%

CREDIT QUALITY(3,4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA     39%
AA      13%
A        8%
BBB     24%
BB      13%
B        1%
SPI      1%
Cash     1%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO ADVANTAGE
                  WELLS FARGO ADVANTAGE     MUNICIPAL BOND FUND -          LEHMAN BROTHERS
             MUNICIPAL BOND FUND - CLASS A      INVESTOR CLASS          MUNICIPAL BOND INDEX
12/31/1995                9550                      10,000                      10000
 1/31/1996                9592                      10,076                      10045
 2/29/1996                9445                      10,008                       9892
 3/31/1996                9281                       9,880                       9720
 4/30/1996                9226                       9,852                       9664
 5/31/1996                9243                       9,848                       9682
 6/30/1996                9306                       9,955                       9749
 7/31/1996                9350                      10,045                       9795
 8/31/1996                9343                      10,043                       9789
 9/30/1996                9474                      10,183                       9927
10/31/1996                9601                      10,299                      10061
11/30/1996                9782                      10,487                      10251
12/31/1996                9774                      10,443                      10244
 1/31/1997                9789                      10,463                      10260
 2/28/1997                9884                      10,559                      10360
 3/31/1997                9766                      10,418                      10238
 4/30/1997                9854                      10,505                      10330
 5/31/1997               10020                      10,663                      10505
 6/30/1997               10193                      10,777                      10687
 7/31/1997               10520                      11,075                      11031
 8/31/1997               10435                      10,971                      10943
 9/30/1997               10577                      11,102                      11092
10/31/1997               10670                      11,173                      11191
11/30/1997               10756                      11,239                      11282
12/31/1997               10948                      11,403                      11484
 1/31/1998               11073                      11,520                      11616
 2/28/1998               11094                      11,524                      11638
 3/31/1998               11106                      11,534                      11652
 4/30/1998               11085                      11,482                      11631
 5/31/1998               11235                      11,664                      11789
 6/30/1998               11282                      11,710                      11840
 7/31/1998               11323                      11,739                      11883
 8/31/1998               11483                      11,920                      12052
 9/30/1998               11600                      12,069                      12175
10/31/1998               11570                      12,069                      12145
11/30/1998               11616                      12,111                      12194
12/31/1998               11670                      12,142                      12252
 1/31/1999               11785                      12,286                      12374
 2/28/1999               11759                      12,232                      12347
 3/31/1999               11785                      12,249                      12375
 4/30/1999               11837                      12,280                      12431
 5/31/1999               11752                      12,209                      12343
 6/30/1999               11538                      12,033                      12119
 7/31/1999               11554                      12,077                      12137
 8/31/1999               11362                      11,980                      11935
 9/30/1999               11313                      11,985                      11885
10/31/1999               11035                      11,855                      11594
11/30/1999               11121                      11,981                      11684
12/31/1999               10905                      11,892                      11458
 1/31/2000               10632                      11,840                      11173
 2/29/2000               10766                      11,978                      11315
 3/31/2000               11042                      12,239                      11605
 4/30/2000               10988                      12,167                      11549
 5/31/2000               10889                      12,104                      11446
 6/30/2000               11094                      12,425                      11662
 7/31/2000               11142                      12,597                      11714
 8/31/2000               11254                      12,792                      11833
 9/30/2000               11213                      12,725                      11791
10/31/2000               11094                      12,864                      11666
11/30/2000               11076                      12,961                      11648
12/31/2000               11257                      13,281                      11839
 1/31/2001               11434                      13,413                      12026
 2/28/2001               11438                      13,456                      12031
 3/31/2001               11527                      13,576                      12125
 4/30/2001               11453                      13,429                      12048
 5/31/2001               11552                      13,574                      12154
 6/30/2001               11650                      13,664                      12257
 7/31/2001               11785                      13,867                      12399
 8/31/2001               11937                      14,095                      12559
 9/30/2001               11893                      14,048                      12513
10/31/2001               12044                      14,215                      12671
11/30/2001               11928                      14,096                      12549
12/31/2001               11781                      13,962                      12395
 1/31/2002               11948                      14,204                      12571
 2/28/2002               12072                      14,376                      12701
 3/31/2002               11883                      14,094                      12502
 4/30/2002               12036                      14,369                      12663
 5/31/2002               12110                      14,457                      12742
 6/30/2002               12232                      14,609                      12870
 7/31/2002               12428                      14,797                      13076
 8/31/2002               12498                      14,975                      13150
 9/30/2002               12620                      15,303                      13278
10/31/2002               12337                      15,050                      12980
11/30/2002               12326                      14,987                      12969
12/31/2002               12542                      15,303                      13196
 1/31/2003               12478                      15,264                      13128
 2/28/2003               12649                      15,478                      13308
 3/31/2003               12620                      15,487                      13278
 4/30/2003               12752                      15,589                      13417
 5/31/2003               13049                      15,954                      13729
 6/30/2003               13050                      15,887                      13730
 7/31/2003               12735                      15,331                      13399
 8/31/2003               12815                      15,445                      13484
 9/30/2003               13141                      15,899                      13826
10/31/2003               13141                      15,819                      13827
11/30/2003               13306                      15,984                      14000
12/31/2003               13384                      16,116                      14083
 1/31/2004               13461                      16,209                      14164
 2/29/2004               13716                      16,453                      14433
 3/31/2004               13680                      16,395                      14395
 4/30/2004               13435                      16,007                      14138
 5/31/2004               13455                      15,949                      14160
 6/30/2004               13524                      16,007                      14233
 7/31/2004               13764                      16,218                      14485
 8/31/2004               14017                      16,543                      14752
 9/30/2004               14486                      16,630                      15246
10/31/2004               14651                      16,774                      15419
11/30/2004               14563                      16,635                      15327
12/31/2004               14758                      16,838                      15533
 1/31/2005               14917                      16,996                      15700
 2/28/2005               14902                      16,939                      15685
 3/31/2005               14860                      16,832                      15642
 4/30/2005               15037                      17,098                      15832
 5/31/2005               15141                      17,220                      15943
 6/30/2005               15275                      17,326                      16084
 7/31/2005               15281                      17,249                      16074
 8/31/2005               15462                      17,423                      16283
 9/30/2005               15371                      17,306                      16187
10/31/2005               15281                      17,200                      16093
11/30/2005               15349                      17,283                      16149
12/31/2005               15487                      17,432                      16311

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year        9%
2-5 Years      13%
6-10 Years     23%
11-20 Years    35%
21+ Years      20%

--------------------------------------------------------------------------------

      Performance shown for the Class A, Class B, Class C, Administrator Class, and Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, its predecessor fund, adjusted for the Class A, Class B, and Class C shares to reflect the fees and expenses of each Class. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares,and includes expenses that are not applicable to and are higher than those of the Administrator Class.The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the classes do not have the same expenses.

(2) Lehman Brothers Municipal Bond Index is a rules-based,market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the Index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies").Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses,calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund.The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND Class A and Investor Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and,for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISOR                                SUBADVISOR
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA             12/31/1991

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.24%(1) for the six-month period ending December 31, 2005, outperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 0.42% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Federal Open Market Committee (the Fed) raised the federal funds interest rate four times for a total of 100 basis points (1.00%). These increases caused short-term market interest rates to move higher while longer-term interest rates lagged behind. This flattening of the yield curve may suggest that investors believed that the Fed's rate increases would slow economic activity while keeping core inflation at its current manageable level.

      Municipalities continued to benefit from the relatively strong national economy. Higher tax receipts have enabled many states and municipalities to address their budgetary problems, which, in turn, also helped the performance of lower-quality bonds. Specifically, health care, corporate-backed municipal bonds -- especially tobacco-backed issues -- and airport bonds were some of the best performers in the municipal marketplace. Within the higher-quality parts of the municipal marketplace, housing bonds did very well.

      Fortunately, the Fund was positioned to benefit from almost all of these trends. The Fund's duration was lower than that of the benchmark, which helped performance as interest rates rose. We also had more floating-rate bonds in our portfolio, which saw their coupon rates increase in line with higher short-term interest rates. Finally, the Fund was overweight in lower-quality bonds, and we also added to the Fund's exposure to the housing sector earlier in the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's overall structure remained relatively stable and we decided to postpone increasing duration because the economy remained relatively strong as the Fed continued to increase short-term rates. We also raised the overall credit quality of the Fund by reducing our exposure to lower rated corporate-backed and health care bonds while adding to our exposure in tobacco-backed bonds. Although tobacco-backed bonds performed well during the period, we continue to believe the sector offers the potential for further appreciation.

      One portfolio management strategy we used during the period was to add higher-quality bonds with some cash-flow variability as a substitute for lower-quality bonds. By implementing this strategy we were able to accomplish two goals. First, it enabled us to upgrade the overall credit quality of the portfolio. Second, the portfolio can maintain a higher level of income. Simply speaking, we are substituting cash-flow variability for credit risk, a worthwhile approach given our view that we are in the late stages of the current credit cycle and believe interest rates are likely to remain in a narrow range.

      Along these lines, we purchased Wyandotte County/Kansas City, Kansas Sales Tax Bonds. The bonds have final maturity dates of 2012 and 2013, although the principal is paid down from excess sales taxes. The projected average life on the bonds is 2.5 to 3.5 years. The bonds are also backed by a letter of credit from Citibank and are rated AA+.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the economy will continue to grow in the 3-3.5% annualized range over the next few quarters and that the Fed will lean toward slightly higher interest rates. The Fund continues to seek its conservative level of interest-rate risk along with its overweight position to lower-quality bonds as we look to gradually improve the Fund's overall credit quality.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET. THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)

                                                                 Including Sales Charge                 Excluding Sales Charge
                                                         ------------------------------------   ------------------------------------
                                                         6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND -
   Class C (Incept. Date 01/31/03)                        (0.23)     0.68     2.81      3.13      0.77      1.68     2.81     3.13
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND -
   Investor Class (Incept. Date 12/31/91)                                                         1.24      2.67     4.03     4.36
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 3-Year Municipal Bond Index(2)                                                 0.42      0.87     3.70     3.70

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   4.40%
--------------------------------------------------------------------------------
Weighted Average Life                                                2.07 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           1.66 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          74%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv)                               $9.78, $9.79
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Class C, Inv)                                 2.66%, 3.55%
--------------------------------------------------------------------------------
Distribution Rate(6) (Class C, Inv)                                2.61%, 3.50%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield7 (Class C, Inv)                    4.09%, 5.46%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                         23.67%

CREDIT QUALITY(3,4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA     34%
AA      13%
A       19%
BBB     25%
BB       5%
B        1%
SPI      2%
Cash     1%

GROWTH OF $10,0000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
             SHORT-TERM MUNICIPAL BOND   LEHMAN BROTHERS 3-YEAR
               FUND - INVESTOR CLASS      MUNICIPAL BOND INDEX
12/31/1995             10000                      10,000
 1/31/1996             10060                      10,078
 2/29/1996             10050                      10,080
 3/31/1996             10046                      10,056
 4/30/1996             10060                      10,068
 5/31/1996             10082                      10,077
 6/30/1996             10140                      10,137
 7/31/1996             10193                      10,193
 8/31/1996             10240                      10,208
 9/30/1996             10301                      10,270
10/31/1996             10377                      10,342
11/30/1996             10464                      10,439
12/31/1996             10487                      10,444
 1/31/1997             10545                      10,489
 2/28/1997             10606                      10,540
 3/31/1997             10572                      10,486
 4/30/1997             10638                      10,531
 5/31/1997             10718                      10,617
 6/30/1997             10793                      10,679
 7/31/1997             10937                      10,806
 8/31/1997             10928                      10,785
 9/30/1997             11011                      10,862
10/31/1997             11058                      10,910
11/30/1997             11110                      10,942
12/31/1997             11214                      11,016
 1/31/1998             11284                      11,089
 2/28/1998             11315                      11,112
 3/31/1998             11350                      11,130
 4/30/1998             11362                      11,115
 5/31/1998             11443                      11,218
 6/30/1998             11490                      11,255
 7/31/1998             11541                      11,296
 8/31/1998             11620                      11,406
 9/30/1998             11713                      11,478
10/31/1998             11739                      11,534
11/30/1998             11772                      11,562
12/31/1998             11837                      11,590
 1/31/1999             11926                      11,694
 2/28/1999             11957                      11,707
 3/31/1999             11993                      11,718
 4/30/1999             12041                      11,754
 5/31/1999             12025                      11,737
 6/30/1999             11900                      11,667
 7/31/1999             11948                      11,724
 8/31/1999             11944                      11,739
 9/30/1999             11966                      11,783
10/31/1999             11940                      11,784
11/30/1999             11998                      11,836
12/31/1999             11975                      11,817
 1/31/2000             11945                      11,838
 2/29/2000             12003                      11,876
 3/31/2000             12105                      11,937
 4/30/2000             12111                      11,938
 5/31/2000             12098                      11,951
 6/30/2000             12213                      12,102
 7/31/2000             12285                      12,199
 8/31/2000             12376                      12,293
 9/30/2000             12415                      12,296
10/31/2000             12452                      12,365
11/30/2000             12475                      12,415
12/31/2000             12579                      12,554
 1/31/2001             12679                      12,744
 2/28/2001             12700                      12,793
 3/31/2001             12780                      12,883
 4/30/2001             12789                      12,864
 5/31/2001             12880                      12,982
 6/30/2001             12944                      13,040
 7/31/2001             13044                      13,146
 8/31/2001             13161                      13,283
 9/30/2001             13161                      13,349
10/31/2001             13247                      13,435
11/30/2001             13253                      13,394
12/31/2001             13230                      13,381
 1/31/2002             13344                      13,551
 2/28/2002             13442                      13,653
 3/31/2002             13351                      13,449
 4/30/2002             13482                      13,647
 5/31/2002             13519                      13,726
 6/30/2002             13617                      13,844
 7/31/2002             13690                      13,952
 8/31/2002             13766                      14,041
 9/30/2002             13836                      14,151
10/31/2002             13713                      14,074
11/30/2002             13773                      14,078
12/31/2002             13902                      14,280
 1/31/2003             13948                      14,325
 2/28/2003             14033                      14,418
 3/31/2003             14032                      14,401
 4/30/2003             14089                      14,440
 5/31/2003             14232                      14,551
 6/30/2003             14286                      14,528
 7/31/2003             14197                      14,397
 8/31/2003             14253                      14,470
 9/30/2003             14362                      14,688
10/31/2003             14373                      14,618
11/30/2003             14437                      14,632
12/31/2003             14461                      14,663
 1/31/2004             14499                      14,713
 2/29/2004             14563                      14,839
 3/31/2004             14570                      14,799
 4/30/2004             14520                      14,649
 5/31/2004             14483                      14,592
 6/30/2004             14538                      14,617
 7/31/2004             14639                      14,725
 8/31/2004             14752                      14,880
 9/30/2004             14789                      14,897
10/31/2004             14858                      14,938
11/30/2004             14849                      14,867
12/31/2004             14925                      14,925
 1/31/2005             14944                      14,905
 2/28/2005             14979                      14,861
 3/31/2005             14986                      14,812
 4/30/2005             15023                      14,888
 5/31/2005             15065                      14,915
 6/30/2005             15136                      14,992
 7/31/2005             15162                      14,956
 8/31/2005             15202                      15,006
 9/30/2005             15226                      15,013
10/31/2005             15221                      14,991
11/30/2005             15262                      15,004
12/31/2005             15323                      15,057

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year      60%
2-5 Years     36%
6-10 Years     3%
10+ Years      1%
--------------------------------------------------------------------------------

(1) The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND for periods prior to April 11,2005,reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, its predecessor fund. Performance shown for the Class C shares of the Fund for periods prior to January 31, 2003, reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect the contingent deferred sales charge and the different expenses of the Class C shares.

(2) Lehman Brothers 3-Year Municipal Bond Index is the 3-year (2-4) component of the Lehman Brothers Municipal Bond index.The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND Investor Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the
Fund) seeks current income exempt from federal income tax consistent with capital preservation.

ADVISOR                                SUBADVISOR
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA             11/30/1995
   Wendy Casetta

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.46%(1) for the six-month period ending December 31, 2005, outperforming its benchmark, the Lehman Brothers 1-Year Municipal Bond Index(2), which returned 0.77% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Federal Open Market Committee (the Fed) raised the federal funds target rate four times for a total of 100 basis points (1.00%). These increases caused short-term market interest rates to move higher while longer-term rates lagged behind. This flattening of the yield curve indicated that investors believed that the Fed's rate increases would slow economic activity while keeping core inflation at its current manageable level.

      Municipalities continued to benefit from the relatively strong national economy. Higher tax receipts have enabled many states and municipalities to address their budgetary problems, which in turn also helped the performance of lower-quality bonds. Specifically, health care, corporate-backed municipal bonds -- especially tobacco-backed issues -- and airport bonds were some of the best performers in the municipal marketplace. Within the higher-quality parts of the municipal marketplace, housing bonds did very well.

      Fortunately, the Fund was positioned to benefit from almost all of these trends. The Fund's duration was lower than that of the benchmark, which helped performance as rates increased. We also had more floating-rate bonds in our portfolio, which saw their coupon rates increase in line with higher short-term interest rates. Finally, the Fund was overweight in lower-quality bonds, and we also added to the Fund's exposure to the housing sector earlier in the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's overall structure remained relatively stable and we decided to postpone increasing duration because the economy remained relatively strong as the Fed continued to increase short-term rates. We also raised the overall credit quality of the Fund by reducing our exposure to lower rated corporated-backed and health care bonds while adding to our exposure in tobacco-backed bonds. Although tobacco-backed bonds performed well during the period, we continue to believe the sector offers the potential for further appreciation.

      One portfolio management strategy we used during the period was to add higher-quality bonds with some cash-flow variability as a substitute for lower-quality bonds. By implementing this strategy we were able to accomplish two goals. First, it enabled us to upgrade the overall credit quality of the portfolio. Second, the portfolio can maintain a higher level of income. Simply speaking, we are substituting cash-flow variability for credit risk, a worthwhile approach given our view that we are in the late stages of the current credit cycle and believe interest rates are likely to remain in a narrow range.

      Along these lines, we purchased bonds issued by Maryland State Community Development Administration. The bonds are rated Aa2 by Moody's Investors Service and have a 2023 final maturity; however, the principal is paid down by mortgage prepayments, bringing the securities' projected average life to 12 to 18 months.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the economy will continue to grow in the 3-3.5% annualized range over the next few quarters and that the Fed will lean toward slightly higher interest rates. The Fund continues to seek its conservative level of interest-rate risk along with its overweight position to lower-quality bonds as we look to gradually improve the Fund's overall credit quality.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND MUNICIPAL SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND.

(1) The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                                 6-Month*   1-Year   5-Year   Life of Fund
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND -
Advisor Class (Incept. Date 10/02/2000)                            1.64      2.20     1.86        2.87
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND -
Institutional Class (Incept. Date 07/31/2000)                      1.63      2.69     2.54        3.48
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND -
Investor Class (Incept. Date 11/30/1995)                           1.46      2.12     2.19        3.24
----------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------
Lehman Brothers 1-Year Municipal Bond Index(2)                     0.77      1.49     2.76        3.58
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(2) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.23%
--------------------------------------------------------------------------------
Weighted Average Life                                                0.66 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           0.61 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                           82%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv
Class)                                                      $4.78, $4.77, $4.77
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Adv, Inst, Inv Class)                   3.19%, 3.55%, 3.20%
--------------------------------------------------------------------------------
Distribution Rate(6) (Adv, Inst, Inv Class)                  3.15%, 3.50%, 3.15%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7)
(Adv, Inst, Inv Class)                                       4.91%, 5.46%, 4.92%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                          19.86%

CREDIT QUALITY(3,4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SPI         2%
B           1%
Cash        1%
BB          3%
AAA        24%
AA         18%
BBB        29%
A          22%

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE ULTRA
             SHORT-TERM MUNICIPAL INCOME    LEHMAN BROTHERS 1-YEAR
                FUND - INVESTOR CLASS        MUNICIPAL BOND INDEX
12/31/1995              10000                       10,000
 1/31/1996              10032                       10,057
 2/29/1996              10055                       10,082
 3/31/1996              10052                       10,088
 4/30/1996              10086                       10,112
 5/31/1996              10138                       10,138
 6/30/1996              10184                       10,187
 7/31/1996              10248                       10,230
 8/31/1996              10294                       10,250
 9/30/1996              10355                       10,296
10/31/1996              10399                       10,349
11/30/1996              10443                       10,412
12/31/1996              10487                       10,434
 1/31/1997              10533                       10,494
 2/28/1997              10572                       10,528
 3/31/1997              10591                       10,523
 4/30/1997              10612                       10,565
 5/31/1997              10678                       10,618
 6/30/1997              10739                       10,660
 7/31/1997              10801                       10,726
 8/31/1997              10820                       10,740
 9/30/1997              10879                       10,795
10/31/1997              10922                       10,836
11/30/1997              10959                       10,869
12/31/1997              11023                       10,918
 1/31/1998              11086                       10,976
 2/28/1998              11100                       11,014
 3/31/1998              11140                       11,045
 4/30/1998              11159                       11,059
 5/31/1998              11224                       11,116
 6/30/1998              11263                       11,157
 7/31/1998              11306                       11,195
 8/31/1998              11365                       11,262
 9/30/1998              11404                       11,317
10/31/1998              11446                       11,370
11/30/1998              11483                       11,404
12/31/1998              11527                       11,436
 1/31/1999              11562                       11,500
 2/28/1999              11596                       11,541
 3/31/1999              11634                       11,551
 4/30/1999              11676                       11,577
 5/31/1999              11692                       11,600
 6/30/1999              11709                       11,590
 7/31/1999              11752                       11,631
 8/31/1999              11769                       11,659
 9/30/1999              11787                       11,699
10/31/1999              11806                       11,724
11/30/1999              11848                       11,760
12/31/1999              11872                       11,770
 1/31/2000              11866                       11,815
 2/29/2000              11909                       11,850
 3/31/2000              11957                       11,902
 4/30/2000              11975                       11,931
 5/31/2000              11976                       11,950
 6/30/2000              12050                       12,048
 7/31/2000              12119                       12,114
 8/31/2000              12166                       12,177
 9/30/2000              12190                       12,204
10/31/2000              12263                       12,261
11/30/2000              12287                       12,307
12/31/2000              12339                       12,399
 1/31/2001              12384                       12,546
 2/28/2001              12426                       12,588
 3/31/2001              12473                       12,653
 4/30/2001              12518                       12,676
 5/31/2001              12564                       12,766
 6/30/2001              12607                       12,817
 7/31/2001              12647                       12,873
 8/31/2001              12663                       12,951
 9/30/2001              12721                       13,014
10/31/2001              12757                       13,071
11/30/2001              12717                       13,083
12/31/2001              12727                       13,115
 1/31/2002              12762                       13,223
 2/28/2002              12795                       13,269
 3/31/2002              12775                       13,177
 4/30/2002              12808                       13,277
 5/31/2002              12845                       13,335
 6/30/2002              12902                       13,400
 7/31/2002              12937                       13,450
 8/31/2002              12975                       13,495
 9/30/2002              13031                       13,525
10/31/2002              13010                       13,506
11/30/2002              13045                       13,534
12/31/2002              13077                       13,621
 1/31/2003              13111                       13,653
 2/28/2003              13167                       13,687
 3/31/2003              13170                       13,686
 4/30/2003              13199                       13,702
 5/31/2003              13257                       13,746
 6/30/2003              13280                       13,764
 7/31/2003              13277                       13,759
 8/31/2003              13303                       13,777
 9/30/2003              13297                       13,841
10/31/2003              13320                       13,826
11/30/2003              13343                       13,839
12/31/2003              13366                       13,855
 1/31/2004              13392                       13,883
 2/29/2004              13384                       13,933
 3/31/2004              13351                       13,935
 4/30/2004              13375                       13,901
 5/31/2004              13370                       13,880
 6/30/2004              13395                       13,892
 7/31/2004              13420                       13,947
 8/31/2004              13471                       14,006
 9/30/2004              13467                       13,998
10/31/2004              13494                       13,998
11/30/2004              13407                       13,980
12/31/2004              13465                       14,001
 1/31/2005              13494                       14,012
 2/28/2005              13492                       14,010
 3/31/2005              13518                       14,000
 4/30/2005              13462                       14,027
 5/31/2005              13522                       14,044
 6/30/2005              13553                       14,102
 7/31/2005              13585                       14,111
 8/31/2005              13617                       14,134
 9/30/2005              13676                       14,159
10/31/2005              13680                       14,164
11/30/2005              13714                       14,174
12/31/2005              13750                       14,211

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year     95%
2-5 Years     5%

--------------------------------------------------------------------------------

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Municipal Income Fund, its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to October 2, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to July 31, 2000, reflects the performance of the predecessor fund's Investor Class Shares and has not been restated for the lower expense ratio of the Institutional Class shares.

(2) Lehman Brothers 1-Year Municipal Bond Index is the 1-year (1-2) component of the Municipal Bond index.The Lehman Brothers Municipal Bond Index is a rules-based,market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the index,bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index.

(3) Fund characteristics, credit quality and maturity distribution subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND Investor Class shares for the life of the Fund with the Lehman Brothers 1-Year Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS              PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks a high level of current income exempt from federal income tax and Wisconsin individual income tax, without assuming undue risk.

ADVISOR                                SUBADVISOR
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Lyle J. Fitterer, CFA, CPA             04/06/2001

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 0.55%(1) for the six-month period ending December 31, 2005, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 0.60% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      At the beginning of the period, about 29% of the Fund's assets were invested in Puerto Rico issued bonds, which are exempt from Federal income tax and Wisconsin individual income tax. Because of our analyst's negative views on Puerto Rico's credit quality and belief that a downgrade was possible, the majority of our Puerto Rico exposure was in insured or pre-refunded bonds. While these bonds lost ground during the period and were a drag on performance, they behaved better than the uninsured Puerto Rico bonds.

      The poor performance of our Puerto Rico holdings was offset by our favorable overweight in zero-coupon, lower-quality, and tobacco-backed bonds, all of which gained in value during the six month reporting period. Zero-coupon bonds tend to perform well when the yield curve flattens. We began increasing our exposure to this sector starting in late 2004 and carried the position into 2005. As yield spreads narrowed in the second half of 2005, however, we reduced our exposure to the sector, locking in relative gains. Similarly, we continued to reduce our exposure to some lower-quality credits as well because continued demand caused their yield advantage relative to higher-quality bonds to decline substantially. For example, we sold non-rated bonds issued by the U.S. Virgin Islands Public Finance Authority.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued to sell some lower-quality and non-rated bonds because we believed that the decreasing amount of extra yield offered by these securities no longer compensated us for their added risk. In place of these holdings, we mostly added bonds with credit ratings of AA or better. We also added more Wisconsin-issued bonds exempt from both federal and state income taxes (double-exempt). At period end, the Fund's exposure to Wisconsin bonds stood at about 66% of assets, up from about 59% to begin the period. During the second half of 2005, we saw several double-exempt Wisconsin bond issues come to market -- a welcome relief from the first half of the year, when we saw very few new issues.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At period end, market interest rates were at the low end of their recent range, reflecting the expectation that the Federal Reserve may be reluctant to raise rates for now. Therefore, we are maintaining a conservative level of interest-rate risk in the Fund.

      Our view of the Puerto Rico bonds in the Fund has become somewhat more favorable. The territory's legislative assembly and governor are working together to implement a comprehensive fiscal and tax reform plan, which, if passed, could help address Puerto Rico's financial problems.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK, MUNICIPAL SECURITIES RISK AND STATE OF WISCONSIN RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of December 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND.

(1) The Fund's Advisor has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C and Investor Class shares of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND for the periods prior to April 11,2005,reflects the performance of the Class C and Investor Class shares of the Strong Wisconsin Tax-Free Fund, its predecessor fund. Performance shown for the Class C shares of the Fund for the period prior to December 26,2002,reflects the performance of the predecessor fund's Investor Class shares adjusted to reflect contingent deferred sales charge and the different expenses of the Class C shares.

PERFORMANCE HIGHLIGHTS              WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

                                                       Including Sales Charge             Excluding Sales Charge
                                                  --------------------------------   -------------------------------
                                                  6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX FREE FUND -
   Class C (Incept. Date 12/26/2002)               (0.82)     1.51        4.68         0.18      2.51        4.68
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX FREE FUND -
   Investor Class (Incept. Date 04/06/2001)                                            0.55      3.37        5.95
--------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Municipal Bond Index(2)                                             0.60      3.51        5.40
--------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    AA
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   4.62%
--------------------------------------------------------------------------------
Weighted Average Life                                                6.66 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           5.71 years
--------------------------------------------------------------------------------
Portfolio Turnover                                                          63%
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Inv.)                            $10.54, $10.54
--------------------------------------------------------------------------------
30-Day SEC Yield(5) (Class C, Inv.)                                2.83%, 3.57%
--------------------------------------------------------------------------------
Distribution Rate(6) (Class C, Inv.)                               2.87%, 3.61%
--------------------------------------------------------------------------------
30-Day Taxable Equivalent Yield(7) (Class C, Inv.)                 4.67%, 5.89%
--------------------------------------------------------------------------------
Alternative Minimum Tax (AMT)(8)                                          4.86%
--------------------------------------------------------------------------------

CREDIT QUALITY(3,4) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA    (47%)
AA      (9%)
A      (20%)
BBB    (18%)
BB      (2%)
SPI     (2%)
Cash    (2%)

GROWTH OF $10,000 INVESTMENT(9) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
             WISCONSIN TAX-FREE FUND -     LEHMAN BROTHERS
                   INVESTOR CLASS        MUNICIPAL BOND INDEX
  4/6/2001             10000                     10,000
 4/30/2001              9975                      9,892
 5/31/2001             10127                      9,998
 6/30/2001             10219                     10,065
 7/31/2001             10359                     10,214
 8/31/2001             10515                     10,382
 9/30/2001             10500                     10,348
10/31/2001             10636                     10,471
11/30/2001             10568                     10,383
12/31/2001             10494                     10,284
 1/31/2002             10647                     10,463
 2/28/2002             10778                     10,589
 3/31/2002             10592                     10,381
 4/30/2002             10834                     10,584
 5/31/2002             10902                     10,648
 6/30/2002             11016                     10,761
 7/31/2002             11176                     10,899
 8/31/2002             11304                     11,031
 9/30/2002             11532                     11,272
10/31/2002             11360                     11,085
11/30/2002             11316                     11,039
12/31/2002             11542                     11,272
 1/31/2003             11521                     11,244
 2/28/2003             11679                     11,401
 3/31/2003             11728                     11,408
 4/30/2003             11824                     11,483
 5/31/2003             12094                     11,752
 6/30/2003             12053                     11,702
 7/31/2003             11639                     11,292
 8/31/2003             11713                     11,377
 9/30/2003             12028                     11,711
10/31/2003             11980                     11,652
11/30/2003             12097                     11,774
12/31/2003             12192                     11,871
 1/31/2004             12245                     11,939
 2/29/2004             12385                     12,119
 3/31/2004             12348                     12,077
 4/30/2004             12119                     11,791
 5/31/2004             12089                     11,748
 6/30/2004             12130                     11,791
 7/31/2004             12278                     11,946
 8/31/2004             12482                     12,185
 9/30/2004             12548                     12,250
10/31/2004             12662                     12,355
11/30/2004             12575                     12,253
12/31/2004             12718                     12,403
 1/31/2005             12820                     12,519
 2/28/2005             12776                     12,477
 3/31/2005             12736                     12,398
 4/30/2005             12911                     12,594
 5/31/2005             12988                     12,684
 6/30/2005             13075                     12,762
 7/31/2005             13016                     12,705
 8/31/2005             13141                     12,833
 9/30/2005             13044                     12,747
10/31/2005             12985                     12,670
11/30/2005             13036                     12,730
12/31/2005             13147                     12,840

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year      13%
2-5 Years     12%
6-10 Years    17%
11-20 Years   50%
21+ Years      8%
--------------------------------------------------------------------------------

(2) Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.To be included in the Index, bonds must have a minimum credit rating of Baa.They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.You cannot invest directly in an Index

(3) Fund characteristics, credit quality and maturity distribution are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).The Fund's taxable equivalent yield is based on the combined federal and Wisconsin income tax rate of 39.39%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND Investor Class shares for the life of the Fund with the Lehman Brothers Municipal Bond Index.The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS           FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2005 to December 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Beginning     Ending
                                                                      Account      Account      Expenses    Net Annual
                                                                       Value        Value      Paid During    Expense
                                                                    07/01/2005   12/31/2005    Period(1)       Ratio
Wells Fargo Advantage Intermediate Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Tax-Free Fund - Investor Class

Actual                                                              $ 1,000.00   $ 1,007.00   $      3.79         0.75%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.42   $      3.82         0.75%

Wells Fargo Advantage Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class A

Actual                                                              $ 1,000.00   $ 1,013.90   $      4.31         0.85%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,020.92   $      4.33         0.85%
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class B

Actual                                                              $ 1,000.00   $ 1,010.10   $      8.11         1.60%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,017.14   $      8.13         1.60%
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Class C

Actual                                                              $ 1,000.00   $ 1,010.10   $      8.11         1.60%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,017.14   $      8.13         1.60%
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Administrator Class

Actual                                                              $ 1,000.00   $ 1,015.80   $      2.44         0.48%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,022.79   $      2.45         0.48%
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Municipal Bond Fund - Investor Class

Actual                                                              $ 1,000.00   $ 1,014.10   $      4.06         0.80%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.17   $      4.08         0.80%
Wells Fargo Advantage Short-Term Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short-Term Municipal Bond Fund - Class C

Actual                                                              $ 1,000.00   $ 1,007.70   $      8.05         1.59%
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,017.19   $      8.08         1.59%

FUND EXPENSES (UNAUDITED)           WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           Beginning     Ending
                                                                            Account      Account     Expenses     Net Annual
                                                                             Value        Value     Paid During    Expense
                                                                          07/01/2005   12/31/2005    Period(1)      Ratio
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Short-Term Municipal Bond Fund -
      Investor Class

      Actual                                                              $ 1,000.00   $ 1,014.20   $      3.35         0.66%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.88   $      3.36         0.66%

      Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
      Advisor Class

      Actual                                                              $ 1,000.00   $ 1,016.40   $      3.96         0.78%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.27   $      3.97         0.78%
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
      Institutional Class

      Actual                                                              $ 1,000.00   $ 1,016.30   $      1.88         0.37%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,023.34   $      1.89         0.37%
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Ultra Short-Term Municipal Income Fund -
      Investor Class

      Actual                                                              $ 1,000.00   $ 1,014.60   $      3.66         0.72%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.58   $      3.67         0.72%

      Wells Fargo Advantage Wisconsin Tax-Free Fund
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Wisconsin Tax-Free Fund - Class C

      Actual                                                              $ 1,000.00   $ 1,001.80   $      7.52         1.49%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,017.69   $      7.58         1.49%
-----------------------------------------------------------------------------------------------------------------------------
      Wells Fargo Advantage Wisconsin Tax-Free Fund - Investor Class

      Actual                                                              $ 1,000.00   $ 1,005.50   $      3.79         0.75%
-----------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                            $ 1,000.00   $ 1,021.42   $      3.82         0.75%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE   MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 98.10%

ALABAMA - 2.11%
$     300,000   BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST MEDICAL
                CENTER HEALTH SYSTEM SERIES A1                                                   4.35%     11/15/2028   $  300,117
      835,000   JEFFERSON COUNTY AL SERIES A                                                     5.25      01/01/2011      892,832
      500,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
                HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                              4.11      11/15/2012      481,750

                                                                                                                         1,674,699
                                                                                                                        ----------

ALASKA - 0.58%
      350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH    (ELECTRIC REVENUE LOC) SERIES     6.00      07/01/2015      403,690

      55,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK                                   4.80      06/01/2011       55,468

                                                                                                                           459,158
                                                                                                                        ----------

ARIZONA - 0.51%
      375,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1                                6.00      07/15/2013      405,645
                                                                                                                        ----------
ARKANSAS - 1.27%
    1,000,000   CABOT AR SALES AND USE TAX                                                       4.60      12/01/2025    1,012,530
                                                                                                                        ----------

CALIFORNIA - 3.79%
      265,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS O'CONNER WOODS
                OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                             5.40      11/01/2009      271,122
      125,000   CALIFORNIA STATE                                                                 5.00      03/01/2010      134,133
      750,000   CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED SS.+/-                  4.35      05/15/2029      750,000
      150,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A                      7.88      06/01/2042      180,996
      290,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B                      5.50      06/01/2019      298,932
      300,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                SETTLEMENT REVENUE SERIES 2003-A1                                                6.75      06/01/2039      337,134
      500,000   PALO VERDE CA COMMUNITY COLLEGE DISTRICT SCHOOL FACILITIES IMPT
                DISTRICT NUBER 2004-1                                                            6.00      08/01/2025      569,555
      350,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                             5.50      03/01/2008      353,286
      100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                                       6.75      07/01/2013      117,178

                                                                                                                         3,012,336
                                                                                                                        ----------
COLORADO - 3.25%
    1,000,000   ADAMS COUNTY CO REFUNDING BOND PUBLIC SERVICE COLORADO
                PROJECT SERIES A                                                                 4.38      09/01/2017    1,015,890
    1,000,000   ADONEA METROPOLITAN DISTRICT #2 COLORADO REVENUE                                 4.38      12/01/2015     9 88,710

      245,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
                CONVERTIBLE (TOLL ROAD REVENUE LOC)                                              3.79      06/15/2012      201,951
      450,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
                CONVERTIBLE (TOLL ROAD REVENUE LOC)                                              4.07      06/15/2016      381,888

                                                                                                                         2,588,439
                                                                                                                        ----------

DISTRICT OF COLUMBIA - 0.44%
      350,000   DISTRICT COLUMBIA CAPITAL APPRECIATION - MANDARIN ORIENTAL
                (TAX ALLOCATION REVENUE, FIRST SECURITY BANK LOC)^                               4.84      07/01/2020      174,926

      160,000   DISTRICT COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION                       6.75      05/15/2040      173,718

                                                                                                                           348,644
                                                                                                                        ----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE     VALUE
FLORIDA - 5.27%
$  800,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING FUNDING
             (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                              4.44%     12/01/2028   $ 800,000
   500,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                                4.50      12/01/2011     512,675
   500,000   CAPITAL PROJECTS FINANCE AUTHORITY CAPITAL PROJECTS
             (COLLEGE & UNIVERSITY REVENUE LOC)                                                     5.50      10/01/2014     538,675
 1,000,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER REVENUE LOC)+/-            4.75      12/01/2015   1,049,970
   500,000   GULF BREEZE FL REVENUE FGIC INSURED
             (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-                                      5.50      12/01/2015     540,160
   665,000   ST. LUCIE COUNTY FL (UTILITIES REVENUE LOC)                                            5.50      10/01/2016     751,437

                                                                                                                           4,192,917
                                                                                                                           ---------

GEORGIA -1.11%
   255,000   COBB-MARIETTA GA COLISEUM & EXHIBIT HALL AUTHORITY (OTHER REVENUE LOC)                 5.50      10/01/2018     286,740
    10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA INSURED
             (ELECTRIC REVENUE LOC)                                                                 6.50      01/01/2017      11,886
   490,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA INSURED
             (ELECTRIC REVENUE LOC)                                                                 6.50      01/01/2017     582,100

                                                                                                                             880,726
                                                                                                                           ---------

ILLINOIS - 6.02%
   340,000   AURORA IL SERIES B                                                                     4.90      12/30/2011     342,370
 1,000,000   CHICAGO IL GAS SUPPLY REVENUE PEOPLES GAS LIGHT & COKE SERIES B SS.+/-                 4.75      03/01/2030   1,029,290
   550,000   CHICAGO IL HOUSING AUTHORITY                                                           5.38      07/01/2013     594,885
   355,000   GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                                           8.75      12/01/2016     440,946
   500,000   ILLINOIS CONDELL MEDICAL CENTER                                                        5.13      05/15/2010     515,440
   400,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT                   5.25      12/01/2012     405,772
             SERIES A
   330,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS FACILITIES               5.70      07/01/2012     342,042
             SERIES A
   200,000   ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS FACILITIES               5.50      07/01/2012     206,690
             SERIES A
   900,000   ILLINOIS LOCAL GOVERNMENT PG METROPOLIS PROJECT                                        5.00      12/01/2024     906,462

                                                                                                                           4,783,897
                                                                                                                           ---------

IOWA   - 1.19%
   165,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS AMBAC INSURED
             (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                                    5.25      08/15/2015     168,567
   560,000   TOBACCO SETTLEMENT AUTHORITY IOWA ASSET BACKED SERIES B                                5.60      06/01/2035     616,678
   145,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                                          5.50      06/01/2012     158,969

                                                                                                                             944,214
                                                                                                                           ---------

KANSAS  - 1.99%
   160,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
             (HEALTHCARE FACILITIES REVENUE LOC)                                                    6.13      04/01/2012     177,653
   620,000   MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                                       4.15      08/01/2015     632,406
   750,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
             SECOND LIEN AREA B                                                                     4.75      12/01/2016     769,680

                                                                                                                           1,579,739
                                                                                                                           ---------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
KENTUCKY - 2.28%
$  1,000,000   KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES SERIES A                5.75%     12/01/2015   $ 1,081,010
     725,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCIAL AUTHORITY CHRISTIAN CARE
               COMMUNITIES PROJECTS                                                              4.35      11/20/2015       731,358

                                                                                                                          1,812,368
                                                                                                                        -----------

LOUISIANA - 1.19%
     500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT NO 001 WEST JEFFERSON
               MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY
               BANK LOC)                                                                         5.25      01/01/2013       522,390
     160,000   NEW ORLEANS LA SEWER SERVICE                                                      5.50      06/01/2020       168,973
     250,000   ORLEANS PARISH LA LAW ENFORCEMENT DISTRICT                                        4.75      05/01/2008       253,630

                                                                                                                            944,993
                                                                                                                        -----------
MASSACHUSETTS - 1.55%
   1,125,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SERIES A                           5.63      01/01/2016     1,231,200
                                                                                                                        -----------

MICHIGAN - 2.00%
   1,000,000   MICHIGAN STATE TRUNK LINE (FUEL SALES TAX REVENUE, FIRST SECURITY BANK            5.00      11/01/2015     1,087,990
               LOC)
     510,000   SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                               5.00      11/01/2015       504,507

                                                                                                                          1,592,497
                                                                                                                        -----------

MINNESOTA - 1.73%
   1,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING FINANCE BOARD SERIES A3                         5.10      04/01/2027     1,050,820
     260,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                              10.00      06/01/2013       321,714

                                                                                                                          1,372,534
                                                                                                                        -----------

MISSISSIPPI - 1.78%
     280,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT WATER & SEWER
               SYSTEMS PROJECT FSA INSURED (GENERAL OBLIGATION - BOND BANK LOC)                  5.25      07/01/2011       300,563
     500,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MISSISSIPPI LIMITED
               OBLIGATION HOSPITAL IMPROVEMENTS                                                  5.88      07/01/2022       554,440
     510,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ MISSISSIPPI
               CONVENTION CENTER PROJECT                                                         5.70      07/01/2015       562,877

                                                                                                                          1,417,880
                                                                                                                        -----------

MISSOURI - 3.78%
     250,000   BRENTWOOD MO BRENTWOOD SQUARE PROJECT                                             4.13      05/01/2011       249,300
     850,000   BRENTWOOD MO BRENTWOOD SQUARE PROJECT                                             4.50      05/01/2022       843,081
     100,000   CAPE GIRARDEAU COUNTY MO IDA SOUTHEAST HOSPITAL ASSOCIATION                       3.63      06/01/2007        99,698
     295,000   CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT              4.50      04/15/2016       294,971
     500,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                                5.25      12/01/2014       504,070
   1,000,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS +/-                       5.00      02/01/2029     1,013,490

                                                                                                                          3,004,610
                                                                                                                        -----------
NEBRASKA - 0.87%
     665,000   O'NEILL NE REVENUE ST. ANTHONYS PROJECT                                           6.25      09/01/2012       694,240
                                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
NEW HAMPSHIRE - 1.47%
$ 1,085,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY
              CAPITAL APPRECIATION SERIES B (OTHER REVENUE LOC)^                            5.66%     01/01/2025   $   375,670
    750,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
              NEW HAMPSHIRE MEDICAL CENTER                                                  5.00      10/01/2014       795,780

                                                                                                                     1,171,450
                                                                                                                   -----------

NEW JERSEY - 2.81%
    250,000   BAYONNE NJ BID ANTICIPATION NOTES                                             5.00      10/27/2006       251,320
    500,000   BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                    5.00      10/13/2006       502,490
  1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY REVENUE CIGARETTE TAX               5.00      06/15/2012     1,067,190
    390,000   NEWARK NJ (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                     5.00      10/01/2015       415,225

                                                                                                                     2,236,225
                                                                                                                   -----------

NEW YORK - 10.07%
    100,000   NASSAU COUNTY NY IDA                                                          6.88      07/01/2010       105,602
    800,000   NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT
              (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.25      03/01/2018       866,936
    500,000   NEW YORK NY SERIES B                                                          5.75      08/01/2015       551,390
    400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX +/-                     5.25      02/01/2029       427,152
  1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE                 5.00      11/01/2011     1,054,840
              FACILITIES
    645,000   NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES C            7.50      07/01/2010       704,250
    500,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HEALTHCARE
              FACILITIES REVENUE LOC)                                                       6.00      08/15/2015       557,975
    575,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B SS.+/-                            5.25      11/15/2023       616,066
    500,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C                         4.00      01/01/2020       502,930
    100,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
              (OTHER REVENUE LOC)                                                           4.00      06/01/2012       102,099
    500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
              (OTHER REVENUE LOC)                                                           5.25      06/01/2013       522,005
    110,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1                     5.00      06/01/2011       110,834
  1,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1                     5.50      06/01/2015     1,607,205
    250,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES Y
              (TOLL ROAD REVENUE LOC)                                                       5.50      01/01/2017       280,955

                                                                                                                     8,010,239
                                                                                                                   -----------

NORTH CAROLINA - 0.12%
     95,000   NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1
              CATAWBA ELECTRIC REVENUE                                                      7.25      01/01/2007        98,519
                                                                                                                   -----------

NORTH DAKOTA - 1.04%
    400,000   BURLEIGH COUNTY ND HEALTHCARE REVENUE MEDCENTER ONE
              INCORPORATED MBIA INSURED
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                           5.25      05/01/2013       419,616
    350,000   MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)               7.20      06/30/2013       411,103

                                                                                                                       830,719
                                                                                                                   -----------

OHIO - 0.83%
    410,000   LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                     5.50      02/15/2012       441,619
    195,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
              APPRECIATION SERIES D                                                         6.25      07/01/2010       217,505

                                                                                                                       659,124
                                                                                                                   -----------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
OKLAHOMA - 4.55%
$ 1,000,000   COMANCHE COUNTY OK                                                            5.25%        07/01/2015    $  1,075,080
    350,000   HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                       4.15         09/01/2011         347,592
    340,000   HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                       4.38         09/01/2013         338,341
    250,000   JENKS OK (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)%%                    5.00         02/01/2025         275,722
    100,000   JENKS OK (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)%%                    5.00         02/01/2026         110,491
     40,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL
              PROJECT SERIES B                                                              5.35         07/01/2008          41,212
 1,250,000    TULSA OK INDUSTRIAL AUTHORITY UNIVERSITY OF TULSA SERIES A
              (COLLEGE & UNIVERSITY REVENUE LOC)                                            6.00         10/01/2016       1,429,150

                                                                                                                          3,617,588
                                                                                                                       ------------

OREGON - 1.26%
    400,000   KLAMATH FALLS OR INTER COMMUNITY MERLE WEST MEDICAL CENTER PROJECT            5.50         09/01/2011         421,368
    550,000   KLAMATH FALLS OR INTER COMMUNITY MERLE WEST MEDICAL CENTER PROJECT            5.60         09/01/2012         584,485

                                                                                                                          1,005,853
                                                                                                                       ------------

PENNSYLVANIA - 4.12%
    500,000   ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT                              5.10         07/01/2014         515,300
    350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                        5.63         10/01/2015         352,174
    965,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
              (OTHER REVENUE LOC) SS.+/-                                                    3.89         07/01/2027         982,717
    600,000   PENNSYLVANIA CONVENTION CENTER AUTHORITY SERIES A
              (OTHER REVENUE LOC)                                                           6.70         09/01/2016         710,586
    650,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ALLEGHENY
              DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                  5.70         11/15/2011         711,874

                                                                                                                          3,272,651
                                                                                                                       ------------

PUERTO RICO - 0.82%
    615,000   PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUNDING PROGRAM                 5.00         12/01/2015         654,354
                                                                                                                       ------------

SOUTH CAROLINA - 2.37%
    250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        8.60         01/01/2032          28,028
  1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        8.24         01/01/2037         142,940
  2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^        8.20         01/01/2038         153,020
    500,000   GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES A (HEALTHCARE FACILITIES           5.25         05/01/2014         542,910
              REVENUE LOC)
    250,000   RICHLAND COUNTY SC INTERNATIONAL PAPER COMPANY PROJECTS SERIES A              4.25         10/01/2007         251,497
    700,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT COLLEGE
              (COLLEGE & UNIVERSITY REVENUE LOC)                                            5.75         07/01/2017         768,082

                                                                                                                          1,886,477
                                                                                                                       ------------

SOUTH DAKOTA - 1.46%
    600,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)                  6.00         01/01/2012         667,536
    500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                                 5.25         05/01/2015         496,325

                                                                                                                          1,163,861
                                                                                                                       ------------

TENNESSEE - 1.30%
  1,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
              BAPTIST MEMORIAL HEALTHCARE SS.+/-                                            5.00         09/01/2020       1,030,890
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
TEXAS - 7.98%

$ 2,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                   5.00%          08/15/2034   $ 2,651,875
  1,335,000   BEXAR COUNTY TX REVENUE PROJECT                                           5.75           08/15/2022     1,420,480
    715,000   DENTON COUNTY TX (GENERAL OBLIGATION - BOND BANK LOC)                     5.00           07/15/2016       770,884
  1,000,000   GARZA COUNTY TX PUBIC FACILITIES CORPORATION                              5.25           10/01/2014     1,039,380
    250,000   MIDTOWN TX RDA (TAX REVENUE LOC)                                          5.00           01/01/2009       258,868
    195,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)                 5.00           10/01/2009       203,447

                                                                                                                      6,344,934
                                                                                                                    -----------

VIRGIN ISLANDS - 0.99%
    750,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES            5.50           10/01/2014       790,545
                                                                                                                    -----------

VIRGINIA - 3.05%
     45,000   DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                       5.30           02/01/2008        46,297
    305,000   DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A                       5.55           02/01/2012       315,025
    800,000   GREATER RICHMOND VA CONVENTION CENTER AUTHORITY CONVENTION CENTER
                 EXPANSION PROJECT                                                      5.50           06/15/2010       858,400
  1,050,000   SUFFOLK VA REDEVELOPMENT & HOUSING AUTHORITY WINDSOR AT POTOMAC
                 PROJECT+/-                                                             4.85           07/01/2031     1,098,710
    100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
              (HOUSING REVENUE LOC)                                                     4.50           07/01/2010       104,006

                                                                                                                      2,422,438
                                                                                                                    -----------

WASHINGTON - 4.14%
    600,000   CHELAN COUNTY WA PUBLIC UTILITY DISTRICT #1 WACHELAN HYDRO SERIES A
                 (ELECTRIC REVENUE LOC)^                                                4.64           06/01/2018       339,258
    310,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
                 REVENUE LOC)                                                           5.25           01/01/2012       337,568
    400,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A                  6.00           06/01/2010       409,980
    300,000   SPOKANE WA SERIES B                                                       5.40           01/01/2010       309,981
    200,000   TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON                                5.50           06/01/2012       208,544
    720,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                      6.50           06/01/2026       776,974
    100,000   VANCOUVER WA (WATER REVENUE LOC)                                          4.90           06/01/2010       102,254
     75,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                 PROJECT A                                                              5.35           07/01/2014        76,301
    610,000   WASHINGTON STATE SERIES B                                                 6.40           06/01/2017       728,023

                                                                                                                      3,288,883
                                                                                                                    -----------

WISCONSIN - 7.01%
    415,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION                           5.00           06/01/2008       421,881
    435,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION                           5.00           06/01/2009       443,600
  1,085,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN ASSET           6.00           06/01/2017     1,140,259
                 BACKED
    500,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE EDUCATION
                 CONSORTIUM PROJECT SERIES A                                            5.75           08/01/2035       501,965
     70,000   ST. CROIX FALLS WI CDA                                                    3.95           12/01/2008        70,253
     70,000   ST. CROIX FALLS WI CDA                                                    4.20           12/01/2009        70,787
     75,000   ST. CROIX FALLS WI CDA                                                    4.40           12/01/2010        76,477
    500,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                              4.25           10/01/2017       500,370
    890,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL TOWER            4.75           07/01/2015       907,738
                 RESIDENCE PROJECT
    230,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE SAVIOR
                 HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                         4.70           05/01/2008       234,952

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
WISCONSIN (CONTINUED)

$ 124,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD
               CLINIC SERIES B                                                      6.25%         02/15/2010    $    133,412
  200,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.00          05/01/2013         200,584
  175,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.00          11/01/2013         175,133
  200,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.10          05/01/2014         200,834
  250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.10          11/01/2014         250,540
  250,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E             4.15          05/01/2015         249,682

                                                                                                                   5,578,467
                                                                                                                ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $77,554,594)                                                                  78,016,483
                                                                                                                ------------

SHARES

SHORT-TERM INVESTMENTS - 1.11%

MUTUAL FUND - 1.11%
  885,208   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                            885,208
                                                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS (COST $885,208)                                                                         885,208
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $78,439,802)*                                                       99.21%                                $ 78,901,691
OTHER ASSETS AND LIABILITIES, NET                                          0.79                                      625,473
                                                                         ------                                 ------------
TOTAL NET ASSETS                                                         100.00%                                $ 79,527,164
                                                                         ======                                 ============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $885,208.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

  MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 96.76%

ALABAMA - 1.08%
$ 1,865,000   BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
              MEDICAL CENTER HEALTH SYSTEM SERIES A1                                         4.35%         11/15/2028    $ 1,865,727
  1,150,000   BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
              MEDICAL CENTERS HEALTH SYSTEM SERIES A2                                        4.35          11/15/2028      1,150,449
  1,000,000   JEFFERSON COUNTY AL SERIES A                                                   5.25          01/01/2015      1,077,780

                                                                                                                           4,093,956
                                                                                                                         -----------

ALASKA - 0.52%
    210,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK                                 5.60          06/01/2009        218,115
    770,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK                                 5.70          06/01/2011        802,871
    915,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK                                 6.20          06/01/2022        956,166

                                                                                                                           1,977,152
                                                                                                                         -----------

ARIZONA - 2.54%
     25,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       5.30          11/15/2008         25,547
     30,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       5.50          11/15/2010         31,005
    290,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       5.38          02/15/2018        291,992
    140,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       6.13          11/15/2022        144,532
     75,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       5.88          02/15/2027         77,751
    100,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL SERIES A       6.25          11/15/2029        103,493
  1,250,000   MARICOPA COUNTY AZ IDA SAMARITAN HEALTH SERVICES SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)                                            7.00          12/01/2016      1,538,462
  1,650,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SUB CHRISTIAN CARE
              APARMENTS SERIES B                                                             6.50          01/01/2036      1,652,904
  3,425,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1                              6.00          07/15/2013      3,704,891
  2,025,000   YAVAPAI COUNTY AZ IDA                                                          5.45          06/01/2033      2,061,166

                                                                                                                           9,631,743
                                                                                                                         -----------

ARKANSAS - 0.89%
  3,345,000   CABOT AR SALES & USE TAX                                                       4.60          12/01/2025      3,386,913
                                                                                                                         -----------

CALIFORNIA - 5.71%
    490,000   CATHEDRAL CITY CA IMPROVEMENT BUILDING ACT 1915 LIMITED OBLIGATION COVE
              IMPROVEMENT DISTRICT 04-02                                                     4.75          09/02/2018        487,202
  1,445,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL APPRECIATION
              SENIOR LIEN SERIES A                                                           7.05          01/01/2010      1,643,731
  5,000,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL APPRECIATION
              SENIOR LIEN SERIES A^                                                          4.39          01/01/2019      2,842,800
    305,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 2003 A1              6.63          06/01/2040        336,982
    235,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A3+/-                7.88          06/01/2042        283,561
  4,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES B                    5.63          06/01/2038      4,479,800
  1,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO SETTLEMENT
              ENHANCED ASSET BACKED SERIES B                                                 5.50          06/01/2033      1,111,920
  1,305,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO SETTLEMENT
              REVENUE SERIES 2003 A1                                                         6.75          06/01/2039      1,466,533
  2,090,000   LOS ANGELES CA HFA PEPPERMILL I & II                                           5.13          04/01/2028      2,115,958
  1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HEALTHCARE FACILITIES
              REVENUE LOC)                                                                   6.50          03/15/2015      1,170,840
  1,800,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
              (TAX INCREMENTAL REVENUE LOC)                                                  5.50          05/01/2014      2,018,142

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)

$  1,000,000   ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT SERIES B (PROPERTY TAX
               REVENUE LOC)^                                                               4.28%         08/01/2015   $    666,530
   3,000,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                        5.50          03/01/2008      3,028,170

                                                                                                                        21,652,169
                                                                                                                      ------------

COLORADO - 3.58%
   3,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY EAST
               PROJECT SERIES A                                                            7.25          09/15/2030      3,493,290
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY COLORADO
               LUTHERAN HIGH SCHOOL ASSOCIATION PROJECT SERIES A                           7.63          06/01/2034      1,060,360
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ARTS
               SCHOOL PROJECT                                                              8.00          05/01/2034      1,068,970
   1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY HERITAGE
               CHRISTIAN SCHOOL SERIES A                                                   7.50          06/01/2034      1,107,700
   1,810,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL MONTESSORI
               EVERGREEN PROJECT                                                           6.50          12/01/2035      1,816,425
   5,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN
               SERIES B (TOLL ROAD REVENUE LOC)^                                           4.42          09/01/2016      3,137,400
   2,240,000   NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
               CONVERTIBLE (TOLL ROAD REVENUE LOC)                                         4.07          06/15/2016      1,900,954

                                                                                                                        13,585,099
                                                                                                                      ------------
CONNECTICUT - 0.46%
   1,500,000   CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B                          6.50          10/01/2012      1,750,290
                                                                                                                      ------------
DISTRICT OF COLUMBIA - 1.13%
   1,000,000   DISTRICT OF COLUMBIA CAPITAL APPRECIATION - MANDARIN ORIENTAL (TAX
               ALLOCATION REVENUE, FIRST SECURITY BANK LOC)^                               4.84          07/01/2020        499,790
   1,285,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION               6.50          05/15/2033      1,473,638
   1,710,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION               6.75          05/15/2040      1,856,615
     270,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION               5.38          05/15/2010        279,599
     175,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION               5.70          05/15/2012        184,336

                                                                                                                         4,293,978
                                                                                                                      ------------
FLORIDA - 2.56%
   1,000,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
               FUNDING (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                           4.44          12/01/2028      1,000,000
     420,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                                     4.50          06/01/2011        430,710
     315,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER REVENUE
               LOC)+/-                                                                     4.75          12/01/2015        330,740
   1,400,000   MADISON COUNTY FL FIRST MORTGAGE TWIB OAKS PROJECT SERIES A                 6.00          07/01/2025      1,384,306
   1,835,000   MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI MEDICAL CENTER       6.00          11/15/2007      1,891,775
   1,500,000   MIAMI FL DADE COUNTY HOUSING FINANCING AUTHORITY SERIES A1                  5.30          10/01/2036      1,568,940
   1,455,000   PALM BEACH COUNTY FL G STAR SCHOOL OF ARTS SERIES A                         6.75          05/15/2035      1,466,902
     430,000   PINELLAS COUNTY FL HFA MULTI COUNTY PROGRAM SUBSERIES A4                    5.50          03/01/2036        429,768
   1,235,000   PINELLAS COUNTY FL HOUSING FINANCING AUTHORITY JAMES PARK
               APARTMENTS+/-                                                               4.63          02/01/2036      1,216,364

                                                                                                                         9,719,505
                                                                                                                      ------------

GEORGIA - 11.08%
   4,930,000   ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX REVENUE LOC)         6.25          07/01/2020      5,861,721
   3,000,000   ATLANTA GA SERIES A (AIRPORT REVENUE LOC)                                   5.50          01/01/2010      3,258,960
   3,070,000   ATLANTA GA SERIES C (AIRPORT REVENUE LOC)                                   6.25          01/01/2014      3,358,887
     170,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A                                                            5.88          05/01/2007        166,886
   1,675,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A                                                            6.38          05/01/2017      1,497,299
   2,965,000   ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE ESTATES
               PROJECT SERIES A                                                            6.50          05/01/2027      2,512,927
   2,995,000   COLQUITT COUNTY GA DEVELOPMENT AUTHORITY SERIES A^                          4.63          12/01/2021      1,445,237

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
GEORGIA (CONTINUED)
 $ 4,595,000   COLQUITT COUNTY GA DEVELOPMENT AUTHORITY SUBSERIES C
               (HEALTHCARE FACILITIES REVENUE LOC)^                                        4.63%         12/01/2021   $  2,217,317
   6,435,000   EAST POINT GA HOUSING AUTHORITY BOND LAUREL RIDGE WASHINGTON ROAD
               APARTMENTS+/-                                                               5.00          10/01/2032      6,478,951
       5,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA
               INSURED (ELECTRIC REVENUE LOC)                                              6.50          01/01/2017          5,943
     450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y MBIA
               INSURED (ELECTRIC REVENUE LOC)                                              6.50          01/01/2017        534,582
   4,300,000   GEORGIA STATE SERIES B                                                      6.25          03/01/2011      4,868,417
   1,000,000   GEORGIA STATE SERIES E                                                      6.75          12/01/2012      1,191,720
   2,000,000   MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
               (UTILITIES REVENUE LOC)                                                     5.25          01/01/2014      2,198,500
   1,060,000   THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS PROJECT
               SERIES A+/-                                                                 5.10          12/01/2035      1,080,288
  11,000,000   WASHINGTON GA WILKES PAYROLL DEVELOPMENT AUTHORITY SUBSERIES C
               (HEALTHCARE FACILITIES REVENUE LOC)^                                        4.63          12/01/2021      5,308,050

                                                                                                                        41,985,685
                                                                                                                      ------------

ILLINOIS - 3.99%
   2,740,000   AURORA IL SERIES B                                                          5.85          12/30/2013      2,765,235
   1,000,000   BOLINGBROOK IL SPECIAL SERVICE AREA #1 - FOREST CITY PROJECT                5.77          03/01/2027        918,080
     500,000   CHICAGO IL HOUSING AUTHORITY                                                5.38          07/01/2013        540,805
     455,000   GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                                8.75          12/01/2017        567,749
     545,000   GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                                8.70          12/01/2018        682,591
     570,000   GRUNDY COUNTY IL SCHOOL DISTRICT #054 MORRIS                                8.50          12/01/2019        711,816
   1,670,000   ILLINOIS FINANCE AUTHORITY ADVENTIST HEALTH SYSTEM SUNBELT OBLIGATED
               GROUP                                                                       5.50          11/15/2029      1,803,316
     390,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A                                                                    5.25          12/01/2012        395,628
   2,330,000   ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION PROJECT
               SERIES A                                                                    6.13          12/01/2022      2,473,248
     450,000   ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER                 7.00          05/15/2022        497,331
   1,290,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING REVENUE LOC)           5.00          07/01/2025      1,294,244
     535,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^                  4.19          01/01/2015        368,321
     500,000   WILL COUNTY IL COMMUNITY SCHOOL DISTRICT #161 SUMMIT HILL^                  4.29          01/01/2015        341,200
   1,750,000   YORKVILLE IL UNITED CITY SPECIAL SVCAREA #2004-107 RAINTREE VILLAGE
               II PROJECT                                                                  6.25          03/01/2035      1,760,990

                                                                                                                        15,120,554
                                                                                                                      ------------

INDIANA - 0.26%
   1,000,000   INDIANAPOLIS IN CAMBRIDGE STATION APARTMENTS II                             4.85          01/01/2021      1,004,090
                                                                                                                      ------------
KANSAS - 1.72%
     470,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
               (HEALTHCARE FACILITIES REVENUE LOC)                                         6.13          04/01/2012        521,855
     965,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES SERIES A5
               (HOUSING REVENUE LOC)+/-                                                    5.70          12/01/2036      1,030,842
   1,035,000   SEDGWICK & SHAWNEE COUNTIES KS SINGLE FAMILY REVENUE GOVERNMENT
               NATIONAL MARTGAGE ASSOCIATION (SINGLE FAMILY HOUSING REVENUE LOC)+/-        6.50          12/01/2022      1,064,259
   3,800,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
               SALES TAX SECOND LIEN AREA B                                                4.75          12/01/2016      3,899,712

                                                                                                                         6,516,668
                                                                                                                      ------------

KENTUCKY - 0.50%
   1,745,000   KENTUCKY ECONOMIC DEVELOPMENT FINNANCING AUTHORITY CHRISTIAN CARE
               COMMUNITIES PROJECTS                                                       5.38           11/20/2035      1,878,126
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
LOUISIANA - 2.73%

$  6,550,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE CORRECTIONAL
               FACILITIES PROJECT                                                         6.25%          03/01/2019   $  6,767,198
   1,000,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT NUMBER 2
               (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)                   5.00           07/01/2018      1,030,820
   1,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY - FRANCISCAN MISSIONARIES
               SERIES B SS.+/-                                                            3.75           07/01/2030      1,000,000
   1,150,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                    5.00           09/01/2007      1,155,336
     405,000   PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C                    5.00           09/01/2007        406,879

                                                                                                                        10,360,233
                                                                                                                      ------------

MARYLAND - 0.28%
   1,000,000   MARYLAND STATE INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY OUR LADY OF
               GOOD COUNSEL                                                               6.00           05/01/2035      1,043,460
                                                                                                                      ------------
MASSACHUSETTS - 2.86%
   3,000,000   COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B                       5.25           06/01/2010      3,220,410
   3,385,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL TRANSPORTATION
               SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)                               7.00           03/01/2014      4,054,722
   3,000,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
               SUBSERIES A                                                                6.00           08/01/2017      3,557,400

                                                                                                                        10,832,532
                                                                                                                      ------------

MICHIGAN - 1.16%
   1,500,000   CHARYL STOCKWELL ACADEMY MI CERTIFICATE PARTICIPATION                      5.90           10/01/2035      1,515,150
   1,350,000   DICKINSON COUNTY MI (HEALTHCARE FACILITIES REVENUE LOC)                    5.50           11/01/2013      1,429,907
   1,500,000   SUMMIT ACADEMY NORTH MI PUBLIC SCHOOL ACADEMY                              5.50           11/01/2035      1,440,480

                                                                                                                         4,385,537
                                                                                                                      ------------
MINNESOTA - 0.60%

     700,000   ST. PAUL MN PORT AUTHORITY LEASE REVENUE                                   5.00           05/01/2010        706,958
   1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                          7.50           12/01/2031      1,560,090

                                                                                                                         2,267,048
                                                                                                                      ------------

   MISSOURI - 3.09%
     900,000   CAPE GIRARDEAU COUNTY MO BUILDING CORPORATION REORGANIZED SCHOOL
               DISTRICT R02 JACKSON R2 SCHOOL DISTRICT HIGH SCHOOL PROJECT                4.35           03/01/2020        905,697
   1,260,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT                5.20           04/15/2020      1,265,431
   3,500,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                         5.25           12/01/2014      3,528,490
   2,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY
               REVOLVING FUND PROGRAM SERIES B                                            5.50           07/01/2016      2,261,640
   3,700,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS+/-                 5.00           02/01/2029      3,749,913

                                                                                                                        11,711,171
                                                                                                                      ------------
NEW HAMPSHIRE - 2.00%
   5,140,000   MANCHESTER NH HOUSING & RDA SERIES B^                                      5.02           01/01/2017      2,978,835
     430,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                              5.57           01/01/2019        210,489
   1,200,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                              5.66           01/01/2025        415,488
   1,465,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                              5.69           01/01/2026        476,916
   2,040,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                              5.72           01/01/2027        624,036

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW HAMPSHIRE (CONTINUED)
$  2,195,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL APPRECIATION
               SERIES B (OTHER REVENUE LOC)^                                             5.72%           01/01/2028   $    634,618
   1,135,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH NEW
               HAMPSHIRE MEDICAL CENTER                                                  5.00            10/01/2014      1,204,281
   1,000,000   NEW HAMPSHIRE HEALTH & FACILITIES AUTHORITY SOUTH NEW HAMPSHIRE
               MEDICAL CENTER-A                                                          5.00            10/01/2018      1,045,350

                                                                                                                         7,590,013
                                                                                                                      ------------

NEW JERSEY - 3.11%
     750,000   BAYONNE NJ BID ANTICIPATION NOTES                                         5.00            10/27/2006        753,960
   1,000,000   BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                5.00            10/13/2006      1,004,980
   2,000,000   MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER HOTEL
               SUBSERIES B                                                               6.25            01/01/2037      1,989,140
   1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                   5.75            06/15/2029      1,057,550
   2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX                   5.75            06/15/2034      2,105,200
   1,475,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH
               SYSTEM OBLIGATED GROUP                                                    5.13            07/01/2012      1,517,318
   1,000,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION SYSTEM
               SERIES B (TRANSPORTATION REVENUE LOC)                                     6.00            12/15/2011      1,129,030
     275,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                       5.50            06/01/2011        285,541
   1,455,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                       4.38            06/01/2019      1,457,692
     410,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                       7.00            06/01/2041        467,371

                                                                                                                        11,767,782
                                                                                                                      ------------

   NEW YORK - 10.96%
   1,000,000   NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX REVENUE
               LOC)                                                                      5.45            01/15/2015      1,120,940
     260,000   NASSAU COUNTY NY IDA                                                      6.88            07/01/2010        274,565
   2,000,000   NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT
               (COLLEGE & UNIVERSITY REVENUE LOC)                                        5.25            03/01/2018      2,167,340
   1,230,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                            6.88            07/01/2010      1,264,514
   2,025,000   NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED SERIES B        6.00            06/15/2010      2,257,956
   1,500,000   NEW YORK NY SERIES B                                                      5.75            08/01/2015      1,654,170
   1,000,000   NEW YORK NY SERIES C                                                      5.50            09/15/2019      1,085,470
   3,005,000   NEW YORK NY SERIES O                                                      5.00            06/01/2022      3,168,803
     350,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-                  5.25            02/01/2029        373,758
   1,000,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
               SERIES C                                                                  5.88            11/01/2017      1,107,720
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
               FACILITIES                                                                5.00            11/01/2014      1,054,900
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES A
               (OTHER REVENUE LOC)                                                       5.63            07/01/2016      1,125,360
   2,800,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES FACILITIES
               IMPROVEMENT SERIES B                                                      6.00            08/15/2016      3,227,196
   1,000,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY ACTIVITIES OF
               DAILY LIVING FACILITIES SERIES C (LEASE REVENUE LOC)                      5.75            05/15/2016      1,150,940
   2,500,000   NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY EDUCATIONAL
               FACILITIES SERIES A                                                       5.50            05/15/2019      2,818,200
   5,350,000   NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
               (SALES TAX REVENUE LOC)                                                   6.00            04/01/2014      6,178,768
     200,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C                     4.00            01/01/2020        201,172
   3,500,000   NIAGRA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY - SERIES A+/-              5.45            11/15/2026      3,682,280
   1,710,000   SCHENECTADY NY BOARD ANTICIPATION NOTES                                   5.25            05/26/2006      1,706,580

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
NEW YORK (CONTINUED)
$  1,000,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1                 5.25%           06/01/2014   $  1,053,270
   3,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1                 5.50            06/01/2015      3,750,145
   1,000,000   TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY LAKE
               (LEASE REVENUE LOC)                                                       5.63            07/01/2010      1,100,320

                                                                                                                        41,524,367
                                                                                                                      ------------

NORTH CAROLINA - 1.04%
   2,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES F                    5.50            01/01/2016      2,150,060
   1,750,000   NORTH CAROLINA MEDICAL CARE COMMISSION ARC PROJECTS SERIES A              5.80            10/01/2034      1,807,733

                                                                                                                         3,957,793
                                                                                                                      ------------
NORTH DAKOTA - 0.40%
   1,515,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
               (RECREATIONAL FACILITIES REVENUE)                                         6.30            11/15/2010      1,513,349
                                                                                                                      ------------
OHIO - 2.22%
   3,800,000   MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A                           8.38            10/01/2023      3,830,096
   2,500,000   MIAMI COUNTY OH UPPER VALLEY MEDICAL CENTER SERIES A                      6.25            05/15/2016      2,567,650
   2,010,000   MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTS                               4.95            11/01/2035      2,025,437

                                                                                                                         8,423,183
                                                                                                                      ------------

OKLAHOMA - 0.65%
     700,000   HINTON OK HINTON PUBLIC SCHOOLS PROJECT                                   4.38            09/01/2013        696,584
     820,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND                6.80            09/01/2026        843,001
     885,000   OKLAHOMA HOUSING FUNDING AGENCY SINGLE FAMILY REVENUE BOND                6.55            03/01/2029        913,240

                                                                                                                         2,452,825
                                                                                                                      ------------
OREGON - 0.48%
     875,000   KLAMATH FALLS OR INTER COMMUNITY MERLE WEST MEDICAL CENTER PROJECT        5.80            09/01/2014        936,276
     825,000   KLAMATH FALLS OR INTER COMMUNITY MERLE WEST MEDICAL CENTER PROJECT        5.90            09/01/2015        885,935

                                                                                                                         1,822,211
                                                                                                                      ------------

OTHER - 0.53%
   1,000,000   GMAC MUNICIPAL MORTGAGE TRUST++                                           5.30            10/31/2039      1,020,740
   1,000,000   GMAC MUNICIPAL MORTGAGE TRUST++                                           4.80            10/31/2040        991,050

                                                                                                                         2,011,790
                                                                                                                      ------------
PENNSYLVANIA - 3.57%
   2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A         7.50            12/15/2029      2,317,360
   1,125,000   ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT                          5.10            07/01/2014      1,159,425
   1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                    5.63            10/01/2015      1,529,439
   2,000,000   DELAWARE COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY WATER FACILITIES
               AQUA PA INCORPORATED PROJECT SERIES C                                     5.00            02/01/2035      2,047,600
     925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL GOVERNMENT
               SERIES C                                                                  7.75            07/01/2027      1,310,568
     500,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP      5.80            11/01/2012        490,030
   1,500,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY COLVER PROJECT
               SERIES F                                                                  4.63            12/01/2018      1,521,900
   1,880,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ALLEGHENY
               DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              5.70            11/15/2011      2,058,957

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
PENNSYLVANIA (CONTINUED)
$  2,000,000   PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY DEVELOPMENT
               PROJECT (PROPERTY TAX REVENUE LOC)^                                       4.58%           08/01/2019   $  1,081,040

                                                                                                                        13,516,319
                                                                                                                      ------------

PUERTO RICO - 2.82%
   1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)                  5.65            07/01/2015      1,140,360
     400,000   PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)             5.00            12/01/2017        424,176
   1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL ROAD
               REVENUE LOC)                                                              5.75            07/01/2019      1,647,705
   5,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUNDING PROGRAM             5.00            12/01/2015      5,319,950
   1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
               CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY           5.00            02/01/2010      1,048,119
   1,000,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A                   5.50            10/01/2017      1,090,240

                                                                                                                        10,670,550
                                                                                                                      ------------

SOUTH CAROLINA - 3.21%
   1,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^    8.67            01/01/2015        465,750
   5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^    8.70            01/01/2027        835,950
     400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^    8.70            01/01/2028         61,416
  10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^    8.60            01/01/2032      1,160,339
   2,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^    8.20            01/01/2038        191,275
   3,060,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
               (TOLL ROAD REVENUE LOC)^                                                  8.68            01/01/2014      1,550,257
   1,650,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY          6.00            12/01/2012      1,888,210
   1,350,000   GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING EQUITY          6.00            12/01/2021      1,519,398
   1,000,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT COLLEGE
               (COLLEGE & UNIVERSITY REVENUE LOC)                                        5.75            07/01/2017      1,097,260
   2,400,000   SOUTH CAROLINA STATE PORTS AUTHORITY                                      7.80            07/01/2009      2,508,408
     900,000   YORK SC BOWATER INCORPORATED PROJECT                                      7.63            03/01/2006        904,410

                                                                                                                        12,182,673
                                                                                                                      ------------

SOUTH DAKOTA - 3.08%
   5,400,000   GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT SS.+/-                   3.91            12/01/2012      5,400,000
   2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                        5.50            05/01/2019      1,977,520
     555,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                7.00            11/01/2013        589,809
   1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION                7.00            11/01/2023      1,365,710
     275,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                               4.75            04/01/2010        280,335
     285,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                               5.00            04/01/2011        293,462
     300,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                               5.25            04/01/2012        312,705
     320,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM ANGUS INCORPORATED PROJECT SERIES A                               5.25            04/01/2013        333,482
     420,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM MCELEEG PROJECT SERIES B                                          5.00            04/01/2014        428,219
     685,000   SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN
               PROGRAM MIDSTATES PRINT SERIES A                                          5.50            04/01/2018        709,290

                                                                                                                        11,690,532
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
TENNESSEE - 0.67%
$  2,500,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
               PRESCOTT PLACE APARTMENTS PROJECT+/-                                      5.13%           05/01/2038   $  2,535,950
                                                                                                                      ------------
TEXAS - 4.90%
   1,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                   5.00            08/15/2034      1,591,125
   1,080,000   BRAZOS RIVER AUTHORITY TX TXU ELECTRIC COMPANY PROJECT SERIES C+/-        5.75            05/01/2036      1,138,687
   1,220,000   BRAZOS TX RIVER AUTHORITY                                                 5.65            04/01/2023      1,312,000
   1,750,000   BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
               SERIES A SS.+/-                                                           5.40            04/01/2030      1,762,320
   1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                             5.25            10/01/2016      1,243,320
   1,465,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                             5.25            10/01/2017      1,515,323
     595,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                             5.50            10/01/2018        627,267
   3,000,000   LA JOYA TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)         5.50            02/15/2025      3,233,250
   1,350,000   LOWER COLORADO RIVER AUTHORITY TX SAMSUNG AUSTIN SEMICONDUCTOR            6.95            04/01/2030      1,511,690
     500,000   RED RIVER TX HOECHST CELANESE CORPORATION PROJECT                         5.20            05/01/2007        501,315
   1,055,000   SAN ANTONIO TX SUB LIEN PASSENGER FACILITY                                5.75            07/01/2017      1,145,962
   1,000,000   TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SENIOR LIEN
               SERIES A                                                                  4.75            07/15/2020      1,014,700
   1,735,000   TRAVIS COUNTY TX LIMITED TAX                                              5.50            03/01/2016      1,959,110

                                                                                                                        18,556,069
                                                                                                                       ------------
UTAH - 0.09%
     322,000   EAGLE MOUNTAIN UT                                                         5.90            12/15/2007        322,167

WASHINGTON - 0.84%
   1,200,000   OKANOGAN COUNTY WA IRRIGATION DISTRICT                                    4.75            12/01/2013      1,230,924
   1,215,000   TOBACCO SETTLEMENT AUTHORITY WASHINGTON ASSET BACKED                      6.50            06/01/2026      1,311,143
     615,000   WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
               PROJECT A                                                                 5.35            07/01/2014        625,670

                                                                                                                         3,167,737
                                                                                                                       ------------

WEST VIRGINIA - 0.33%
     215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A              5.00            06/01/2015        221,871
   1,000,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A              5.63            06/01/2034      1,030,380

                                                                                                                         1,252,251
                                                                                                                       ------------

WISCONSIN - 9.12%
   8,080,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN
               ASSET BACKED                                                              6.00            06/01/2017      8,491,514
     540,000   CUDATY WI COMMUNITY DEVELOPMENT AUTHORITY                                 4.55            06/01/2019        548,894
     445,000   GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY VILLAGE
               HOUSING INCORPORATED                                                      5.00            04/01/2016        475,910
   2,000,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE EDUCATION
               CONSORTIUM PROJECT SERIES A                                               5.75            08/01/2035      2,007,860
     520,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                 5.35            12/01/2010        530,020
     390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                                 5.50            12/01/2011        398,405
   2,800,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
               (SALES TAX REVENUE LOC)                                                   5.50            12/15/2016      3,167,248
   4,000,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-             5.00            12/01/2027      4,042,040
   1,125,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                              4.50            10/01/2019      1,138,230
   1,600,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                              5.25            10/01/2020      1,736,528
     645,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                              4.70            10/01/2021        658,629
     205,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
               HEALTHCARE INCORPORATED                                                   5.10            07/01/2008        211,576
     500,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BLOOD CENTER
               SOUTHEASTERN PROJECT                                                      5.75            06/01/2034        530,390
     866,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD
               CLINIC SERIES B                                                           6.25            02/15/2010        931,729

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$  1,650,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E               4.70%           11/01/2025   $  1,658,580
   7,985,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E               4.90            11/01/2035      8,032,032

                                                                                                                        34,559,585
                                                                                                                      ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $351,796,675)                                                                      366,713,055
                                                                                                                      ------------
SHORT-TERM INVESTMENTS - 2.54%

COMMERCIAL PAPER - 1.45%
   4,000,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                   3.40            01/24/2006      4,000,000
   1,500,000   GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                   3.55            01/26/2006      1,500,000

                                                                                                                         5,500,000
                                                                                                                      ------------

SHARES

MUTUAL FUND - 1.09%
   4,128,067   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                             4,128,067
                                                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,628,067)                                                                           9,628,067
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $361,424,741)*                           99.30%                                                              $376,341,122
   OTHER ASSETS AND LIABILITIES, NET               0.70                                                                  2,657,309
                                                 ------                                                               ------------
TOTAL NET ASSETS                                 100.00%                                                              $378,998,431
                                                 ------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,128,067.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.90%

ALABAMA - 1.60%
$   75,000    ALABAMA 21ST CENTURY AUTHORITY                                               5.00%          12/01/2007   $    76,439
   330,000    BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES FINANCING
              AUTHORITY BAPTIST HEALTH SYSTEM SERIES Css.+/-                               4.35           11/15/2016       331,518
 1,700,000    BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
              MEDICAL CENTER HEALTH SYSTEM SERIES A1                                       4.35           11/15/2028     1,700,663
 4,925,000    BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
              MEDICAL CENTERS HEALTH SYSTEM SERIES A2                                      4.35           11/15/2028     4,926,921
 2,465,000    JEFFERSON COUNTY AL                                                          5.00           01/01/2008     2,534,464
 1,000,000    MOBILE AL                                                                    6.20           02/15/2007     1,030,900

                                                                                                                        10,600,905
                                                                                                                       -----------
ALASKA - 0.72%
   460,000    ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES REVENUE LOC)     6.00           01/01/2015       492,301
   255,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK                               4.50           06/01/2008       256,326
 1,300,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK                               5.60           06/01/2009     1,350,232
 1,675,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK                               5.60           06/01/2010     1,750,074
   900,000    NORTHERN TOBACCO SECURITIZATION CORPORATION AK                               6.20           06/01/2022       940,491

                                                                                                                         4,789,424
                                                                                                                       -----------
ARIZONA - 2.52%
 2,150,000    ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR SUBORDINATE SERIES     6.30           12/01/2008     2,211,490
   135,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    3.65           04/01/2008       133,585
   100,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    3.75           10/01/2008        98,888
   350,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    3.95           04/01/2009       347,032
   160,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    4.00           10/01/2009       158,618
   315,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    4.10           04/01/2010       312,738
   600,000    COOLIDGE AZ UNIVERSITY SCHOOL DISTRICT 21                                    4.15           10/01/2010       595,752
 1,215,000    MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECTss.+/-                4.75           08/01/2020     1,215,340
   630,000    PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY                                  4.45           12/15/2008       635,613
 1,265,000    SANTA CRUZ COUNTY AZ IDAss.+/-                                               4.75           08/01/2020     1,259,978
 2,390,000    TUCSON & PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITIES SINGLE FAMILY
              MORTGAGE REVENUE SERIES 1A (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-           5.50           01/01/2035     2,429,746
 1,060,000    WATSON ROAD COMMUNITY FACILITIES DISTRICT ARIZONA                            4.50           07/01/2007     1,060,223
   605,000    WATSON ROAD COMMUNITY FACILITIES DISTRICT ARIZONA                            4.60           07/01/2008       605,097
 3,335,200    WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT
              APACHE TIMBER EQUIPMENT LEASE                                                6.25           03/04/2012     3,453,866
 2,105,000    YAVAPAI COUNTY AZ IDA                                                        5.45           06/01/2033     2,142,595

                                                                                                                        16,660,561
                                                                                                                       -----------
ARKANSAS - 0.45%
   420,000    GARLAND COUNTY AR FACILITIES BOARD                                           3.50           10/01/2006       419,148
   500,000    GARLAND COUNTY AR FACILITIES BOARD                                           4.20           10/01/2009       497,230
   495,000    GARLAND COUNTY AR FACILITIES BOARD                                           4.30           10/01/2010       491,401
   575,000    GARLAND COUNTY AR FACILITIES BOARD                                           4.40           10/01/2011       569,497
   505,000    GARLAND COUNTY AR FACILITIES BOARD                                           4.50           10/01/2012       499,470
   510,000    GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE                       3.75           10/01/2007       508,353

                                                                                                                         2,985,099
                                                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA - 3.48%
$  350,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA ARCHSTONE REDWOOD
              SERIES Ass.+/-                                                               5.30%          10/01/2008   $   362,856
   500,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA HOSPITAL
              ASSOCIATION SERIES C                                                         4.00           03/01/2008       503,235
   500,000    AGUA CALIENTE BAND OF CAHUILLA INDIANS CA                                    4.00           07/01/2006       501,655
 1,775,000    CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A (HOUSING
              REVENUE LOC)+/-                                                              6.63           06/01/2033     1,794,010
   250,000    CALIFORNIA STATE DWR SERIES A                                                5.50           05/01/2007       256,878
 4,500,000    CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING FOUNDATIONss.+/-     4.30           12/01/2028     4,500,000
   675,000    CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A4ss.+/-        5.25           05/15/2025       697,963
   750,000    GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B                  5.50           06/01/2019       773,100
 1,476,876    PASADENA CA                                                                  4.50           12/19/2006     1,477,674
   133,300    PASADENA CA                                                                  5.27           12/19/2006       133,300
10,000,000    SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMUNITY INTERNATIONAL
              AIRPORT REVENUE SECOND SERIES 31A XLCA INSURED (AIRPORT REVENUE LOC)ss.+/-   2.80           05/01/2025    10,000,000
   320,000    SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                         5.00           03/01/2006       320,211
 1,650,000    SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                         5.50           03/01/2008     1,665,493

                                                                                                                        22,986,375
                                                                                                                       -----------
COLORADO - 4.12%
 1,565,000    ADONEA METROPOLITAN DISTRICT # 2 COLORADO REVENUE                            4.38           12/01/2015     1,547,331
12,750,000    AURORA COLORADO MULTIFAMILY REVENUE+/-                                       4.25           12/20/2040    12,757,395
 1,155,000    BEACON POINT CO                                                              4.38           12/01/2015     1,152,482
   460,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
              DENVER ARTS SCHOOL PROJECT                                                   7.00           05/01/2011       476,661
 1,585,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER ACADEMY
              SERIES A                                                                     5.00           05/01/2008     1,593,464
 1,270,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
              LUTHERAN HIGH SCHOOL ASSOCIATION PROJECT A                                   7.00           06/01/2012     1,299,464
    20,000    COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT        4.90           09/15/2007        20,034
 1,490,000    COLORADO HFA SERIES A2                                                       6.60           05/01/2028     1,502,903
 1,875,000    EL PASO COUNTY CO SINGLE FAMILY MORTGAGE REVENUE
              (SINGLE FAMILY MORTGAGE REVENUE LOC)+/-                                      6.20           11/01/2032     1,910,081
   835,000    GARFIELD COUNTY CO VALLEY VIEW HOSPITAL ASSOCIATION PROJECT SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)                                          4.00           05/15/2009       842,457
 1,000,000    HIGH PLAINS CO METROPOLITAN DISTRICT                                         4.38           12/01/2015       997,820
   300,000    HIGHLANDS COUNTY RANCH METROPOLITAN DISTRICT # 3 SERIES A
              (PROPERTY TAX REVENUE LOC)                                                   5.00           12/01/2006       303,792
 2,585,000    SAND CREEK METROPOLITAN DISTRICT COLORADO                                    6.63           12/01/2017     2,815,013

                                                                                                                        27,218,897
                                                                                                                       -----------
CONNECTICUT - 0.37%
 1,020,000    CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY NEW
              OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)                     6.75           07/01/2013     1,050,549
   500,000    MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES A++                              6.40           09/01/2011       517,900
   850,000    MOHEGAN TRIBE CT                                                             5.50           01/01/2006       850,051

                                                                                                                         2,418,500
                                                                                                                       -----------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
DISTRICT OF COLUMBIA - 1.63%
$7,400,000    DISTRICT OF COLUMBIAss.+/-                                                   3.10%          06/01/2019   $ 7,400,000
 2,710,000    DISTRICT OF COLUMBIA HFA ARTHUR CAPPER SERIES II PROJECT                     3.90           01/01/2009     2,695,583
   645,000    DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION                5.38           05/15/2010       667,929

                                                                                                                        10,763,512
                                                                                                                       -----------
FLORIDA - 6.18%
 2,750,000    BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT HOUSING
              FUNDING (HEALTHCARE FACILITIES REVENUE LOC)ss.+/-                            4.44           12/01/2028     2,750,000
   218,000    BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                         6.50           09/01/2022       218,743
 1,280,000    BROWARD COUNTY FL WHEELABRATOR SERIES A                                      5.00           12/01/2007     1,316,672
 1,950,000    BROWARD COUNTY FL WHEELABRATOR SERIES A                                      5.38           12/01/2009     2,061,345
 4,000,000    BROWARD COUNTY FL WHEELABRATOR SERIES A                                      5.38           12/01/2010     4,199,520
 3,375,000    BROWARD COUNTY FL WHEELABRATOR SERIES A                                      4.50           12/01/2011     3,460,556
 1,280,000    DUVAL COUNTY FL HFA LINDSAY TERRACE APARTMENTS PROJECT (HOUSING
              REVENUE LOC)                                                                 5.00           01/01/2012     1,331,763
 1,350,000    ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A2 (HOUSING REVENUE LOC)           6.95           04/01/2024     1,377,729
 4,155,000    FLORIDA HFA MFHR ANDOVER PROJECT                                             6.35           05/01/2026     4,326,352
 2,485,000    FLORIDA STATE BOARD OF EDUCATION PUBLIC EDUCATION                            6.20           05/01/2006     2,490,815
 2,000,000    HIGHLAND COUNTY FL HEALTH FACILITIESss.+/-                                   5.00           11/15/2029     2,076,340
   970,000    HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT UNIVERSITY
              COMMUNITY HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)              4.90           08/15/2007       972,241
 2,500,000    HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT SERIES B           2.13           01/01/2007     2,450,175
 1,600,000    HILLSBOROUGH COUNTY FL IDA TAMPA ELECTRIC COMPANY                            4.25           11/01/2020     1,612,608
   455,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
              SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                       3.63           10/01/2008       449,872
   605,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
              SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                       3.80           10/01/2009       596,857
   300,000    MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING REVENUE LOC)        6.50           11/01/2023       302,349
   595,000    NORTH BROWARD FL HOSPITAL DISTRICT                                           4.70           01/15/2006       595,196
 2,000,000    PINELLAS COUNTY FL HOUSING FINANCING AUTHORITY                               5.20           03/01/2036     2,080,740
 1,483,000    TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES 2004 C CLASS A      4.05           11/01/2008     1,455,313
   745,000    VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL
              (COLLEGE & UNIVERSITY REVENUE LOC)                                           2.50           10/15/2006       737,625
 4,000,000    VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)ss.+/-  4.30           12/01/2028     4,000,000

                                                                                                                        40,862,811
                                                                                                                       -----------
GEORGIA - 2.67%
 3,975,000    ATLANTA GA^                                                                  5.78           01/01/2010     3,164,180
 1,000,000    ATLANTA GA SERIES A (WATER REVENUE LOC)                                      5.50           11/01/2011     1,091,460
 2,762,620    DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                           4.20           08/01/2013     2,769,664
 1,023,391    DALTON GA SCHOOL DISTRICT LEASE NUMBER 996-021203 SERIES B                   4.20           08/01/2013     1,026,000
   150,000    DE KALB COUNTY GA KINGS BRIDGE SERIES A                                      8.00           07/01/2006       152,312
 2,100,000    FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTSss.+/-          3.50           12/01/2037     2,100,000
   875,879    GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                      4.20           03/01/2013       876,238
   521,496    PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                    4.20           03/01/2013       521,595
 5,950,000    ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
              INCORPORATED (HOSPITAL REVENUE LOC)ss.+/-                                    3.50           10/01/2033     5,950,000

                                                                                                                        17,651,449
                                                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
IDAHO - 0.30%
$2,000,000    POST FALLS ID LOCAL IMPROVEMENT DISTRICT # 2004-1                            3.25%          01/15/2007   $ 1,987,600
                                                                                                                       -----------

ILLINOIS - 3.86%
   435,000    ALTON IL ST. ANTHONY'S HEALTH CENTER                                         5.50           09/01/2006       435,305
 3,890,000    AURORA IL SERIES B                                                           4.90           12/30/2011     3,917,113
   940,000    AURORA IL TAX INCREMENTAL REVENUE                                            5.00           12/30/2008       950,425
   990,000    AURORA IL TAX INCREMENTAL REVENUE                                            5.00           12/30/2009     1,002,880
 5,910,000    CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH RECONSTRUCTION          4.25           06/01/2008     5,914,492
 1,000,000    ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECTss.+/-            4.80           08/01/2025     1,000,280
   175,000    ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS SERIES A       4.90           07/01/2007       175,301
   510,000    ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS SERIES A       5.38           07/01/2009       517,874
   200,000    ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS SERIES A       5.50           07/01/2012       206,690
   315,000    ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                       4.63           07/01/2008       315,406
   100,000    ILLINOIS FINANCE AUTHORITY SECTION 8 GALESBURG TOWERS SERIES A (HOUSING
              REVENUE LOC)                                                                 5.80           03/01/2006       100,095
 1,500,000    ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE PROJECTss.+/-   3.75           05/15/2015     1,482,555
   630,000    ILLINOIS HEALTH FACILITIES AUTHORITY ADVOCATE HEALTH CARE SERIES A           5.30           08/15/2007       647,231
 5,500,000    ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS SERVICES
              INCORPORATED SERIES A (HEALTHCARE FACILITIES REVENUE LOC)ss.+/-              4.00           12/01/2022     5,521,505
   725,000    ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER SYSTEMS
              PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                  5.25           10/01/2009       755,573
   500,000    ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST SECURITY
              BANK LOC)                                                                    4.38           07/01/2015       500,000
 1,625,000    SALEM IL AMERICANA BUILDING PRODUCTSss.+/-                                   4.31           04/01/2017     1,625,000
   395,000    UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL            6.05           12/01/2011       431,075

                                                                                                                        25,498,800
                                                                                                                       -----------
INDIANA - 0.61%
 3,000,000    ROCKPORT IN INDIANA MICHIGAN POWER COMPANY PROJECT SERIES C+/-               2.63           04/01/2025     2,963,610
 1,045,000    SHELBY COUNTY IN JAIL BUILDING CORPORATION                                   5.40           07/15/2008     1,067,697

                                                                                                                         4,031,307
                                                                                                                       -----------
IOWA - 2.59%
   750,000    CEDAR RAPIDS IA COTTAGE GROVE SERIES Bss.+/-                                 4.55           07/01/2028       745,950
 2,350,000    CORALVILLE IA SERIES K                                                       5.00           06/01/2007     2,388,376
 2,280,000    SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH SYSTEMSss.+/-             3.81           11/01/2015     2,280,000
   305,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA ASSET BACKED SERIES B                   5.50           06/01/2013       334,384
 2,335,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA ASSET BACKED SERIES B                   5.60           06/01/2035     2,571,325
 1,080,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                                5.50           06/01/2011     1,175,191
   150,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                                5.50           06/01/2012       164,451
 6,590,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B                                5.30           06/01/2025     7,160,694
   250,000    TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX REVENUE LOC)       5.50           06/01/2014       274,085

                                                                                                                        17,094,456
                                                                                                                       -----------
KANSAS - 1.84%
 1,035,000    MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                             4.15           08/01/2015     1,055,710
 4,950,000    WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
              SALES TAX SECOND LIEN AREA B                                                 4.75           12/01/2016     5,079,888
 3,500,000    WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
              SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.75           12/01/2012     3,507,910

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
KANSAS (CONTINUED)
$ 2,500,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
              SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.85%          12/01/2013   $ 2,503,825

                                                                                                                        12,147,333
                                                                                                                       -----------
KENTUCKY - 0.72%
 1,650,000    ASHLAND KY PCR                                                               5.70           11/01/2009     1,777,941
 2,750,000    KENTUCKY ECONOMIC DEVELOPMENT CATHOLIC HEALTH INITIATIVES SERIES A           5.75           12/01/2015     2,972,777

                                                                                                                         4,750,718
                                                                                                                       -----------
LOUISIANA - 2.32%
 1,285,000    JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING REVENUE LOC)            7.55           12/01/2026     1,317,767
   655,000    LOUISIANA HOUSING FINANCE AGENCY                                             7.80           12/01/2026       686,178
 1,000,000    LOUISIANA OFFSHORE TERMINAL AUTHORITY LOOP LOC PROJECTss.+/-                 3.65           10/01/2021       990,050
 3,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE)ss.+/-               3.95           07/01/2030     3,000,000
 3,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY WILLIS-KNIGHTON SERIES 1997ss.+/-      3.30           09/01/2027     3,000,000
 1,939,000    NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS                   6.25           01/15/2011     2,143,952
   570,000    PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                               5.00           09/01/2007       572,645
   270,000    PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A                      5.00           09/01/2007       271,253
   900,000    PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                      5.00           09/01/2007       904,176
 2,415,000    VILLAGE OF EPPS LA                                                           7.25           06/01/2009     2,462,600

                                                                                                                        15,348,621
                                                                                                                       -----------
MASSACHUSETTS - 1.59%
   315,000    MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL DISABILITIES          6.25           06/01/2008       320,550
              INCORPORATED
 3,000,000    MASSACHUSETTS EDUCATIONAL FUNDING AUTHORITY SERIES Dss.+/-                   3.45           01/01/2038     3,000,000
 2,750,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS CHRISTI
              OBLIGATION GROUP SERIES A                                                    5.25           07/01/2006     2,764,905
   775,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE & EAR
              INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                       5.25           07/01/2009       808,829
   500,000    MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-                    4.95           12/01/2006       504,660
 3,100,000    WORCESTER MA REGIONAL TRANSPORTATION AUTHORITY REVENUE ANTICIPATION NOTES    4.00           06/30/2006     3,102,666

                                                                                                                        10,501,610
                                                                                                                       -----------
MICHIGAN - 1.68%
 6,500,000    MICHIGAN STATE CERTIFICATES PARTICIPATION SERIES A+/-                        5.00           09/01/2031     6,857,825
 3,000,000    MICHIGAN STRATEGIC LIMITED OBLIGATION WASTE MANAGEMENTss.+/-                 3.15           12/01/2013     2,998,140
   450,000    SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                          4.75           11/01/2011       444,559
   800,000    SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY                          5.00           11/01/2015       791,384

                                                                                                                        11,091,908
                                                                                                                       -----------
MINNESOTA - 1.15%
 3,270,000    CANBY MN COMMUNITY HOSPITAL DISTRICT NUMBER 1 SIOUX VALLEY HOSPITALS &       3.81           11/01/2026     3,270,000
              HEALTHss.+/-
 1,155,000    MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                              5.35           02/01/2008     1,172,833
 1,250,000    MINNEAPOLIS & ST PAUL MN HOUSING FINANCE BOARD SERIES A3                     5.10           04/01/2027     1,313,525
   470,000    MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C (AIRPORT REVENUE LOC)    6.25           08/01/2014       471,015
 1,274,015    MINNESOTA STATE                                                              3.50           06/30/2007     1,268,856
    95,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY SERIES 4-1    5.65           10/01/2006        96,598
    30,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES HAMLINE UNIVERSITY SERIES 4-1    5.65           10/01/2007        30,422

                                                                                                                         7,623,249
                                                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MISSISSIPPI - 1.05%
$7,000,000    BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE,
              GIC-RABOBANK NEDERLAND LOC)                                                  3.40%          08/01/2007   $ 6,939,100
                                                                                                                       -----------
MISSOURI - 2.45%
 2,430,000    CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY PROJECT         4.50           04/15/2016     2,429,757
   135,000    ELLISVILLE MO IDA GAMBRILL GARDENS PROJECT                                   5.20           06/01/2006       135,644
 7,000,000    HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                             3.88           08/01/2018     6,911,660
   375,000    I-470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO                           5.20           05/01/2006       375,810
 2,000,000    LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                           5.25           12/01/2014     2,016,280
 2,000,000    MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES Bss.+/-                      3.40           05/01/2039     2,000,000
   800,000    MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES AUTHORITY
              AMERICAN CYANAMID COMPANY                                                    5.80           09/01/2009       849,400
   170,000    MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES B2         6.40           03/01/2029       177,504
   265,000    MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY SERIES D2         6.30           03/01/2029       276,297
   630,000    NEVADA MO NEVADA REGIONAL MEDICAL CENTER                                     6.00           10/01/2007       641,800
   400,000    SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY UNIVERSITY PLAZA
              PROJECT                                                                      6.30           10/01/2006       405,600

                                                                                                                        16,219,752
                                                                                                                       -----------
MONTANA - 0.34%
 1,260,000    BILLINGS MT                                                                  2.96           03/01/2006     1,257,404
 1,000,000    BILLINGS MT                                                                  3.38           03/01/2007       991,070

                                                                                                                         2,248,474
                                                                                                                       -----------
NEBRASKA - 0.16%
 1,000,000    O'NEILL NE REVENUE ST. ANTHONYS PROJECT                                      6.25           09/01/2012     1,043,970
                                                                                                                       -----------
NEVADA - 0.55%
   605,000    CLARK COUNTY NV IMPROVEMENT DISTRICT 108 & 124 SERIES B                      4.10           02/01/2008       602,701
   500,000    WASHOE COUNTY NV                                                             5.00           06/01/2009       525,490
 2,500,000    WASHOE COUNTY NV+/-                                                          5.00           03/01/2036     2,530,675

                                                                                                                         3,658,866
                                                                                                                       -----------
NEW HAMPSHIRE - 0.69%
 1,140,000    MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A (OTHER REVENUE
              LOC)                                                                         5.80           01/01/2009     1,194,230
   490,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW HAMPSHIRE
              MEDICAL CENTER SERIES A                                                      3.00           10/01/2006       488,755
 1,420,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW HAMPSHIRE
              MEDICAL CENTER SERIES A                                                      4.00           10/01/2007     1,427,697
 1,445,000    NEW HAMPSHIRE STATE HOUSING FINANCE AUTHORITY+/-                             6.30           07/01/2031     1,482,483

                                                                                                                         4,593,165
                                                                                                                       -----------
NEW JERSEY - 3.80%
 2,000,000    BAYONNE NJ BID ANTICIPATION NOTES                                            5.00           10/27/2006     2,010,560
 1,500,000    BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING FACILITIES REVENUE
              LOC)                                                                         5.00           03/15/2007     1,508,340
 1,500,000    BAYONNE NJ TAX ANTICIPATION NOTES SERIES A                                   5.00           10/13/2006     1,507,470
 2,750,000    CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                                   4.25           09/06/2006     2,760,863
 1,490,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE              5.63           06/15/2017     1,529,694
 1,095,000    NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
              LOC)                                                                         4.80           08/01/2021     1,104,395
 4,885,000    NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)                                          5.60           07/01/2007     5,015,869

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
NEW JERSEY (CONTINUED)
$  165,000    TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                          5.00%          06/01/2009   $   168,000
 6,030,000    TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                          4.38           06/01/2019     6,041,155
 3,491,000    WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                                 4.50           10/12/2006     3,508,350

                                                                                                                        25,154,696
                                                                                                                       -----------
NEW MEXICO - 1.70%
   755,000    ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                           3.75           04/01/2010       760,859
 6,650,000    FARMINTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES B+/-                     2.10           04/01/2033     6,613,093
 1,000,000    NEW MEXICO MORTGAGE FINANCE AUTHORITY                                        4.05           07/01/2026       996,530
   780,000    NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING REVENUE
              LOC)                                                                         7.10           09/01/2030       795,842
 1,460,000    NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING REVENUE
              LOC)                                                                         6.75           09/01/2029     1,515,801
   515,000    NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING REVENUE
              LOC)                                                                         6.80           03/01/2031       534,307

                                                                                                                        11,216,432
                                                                                                                       -----------
NEW YORK - 4.57%
 6,500,000    MONROE COUNTY NY REVENUE ANTICIPATION NOTES                                  4.00           04/17/2006     6,504,875
   615,000    NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C                   5.63           11/01/2010       653,647
   200,000    NASSAU COUNTY NY IDA SPECIAL NEEDS SERIES B1                                 6.50           07/01/2006       201,762
   435,000    NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                               5.13           11/01/2006       435,552
   620,000    NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1                          6.50           07/01/2006       620,434
 5,215,000    NEW YORK NY IDA TERMINAL ONE GROUP ASSOCIATION PROJECT                       5.00           01/01/2009     5,365,661
 2,780,000    NEW YORK NY IDA TERMINAL ONE GROUP ASSOCIATION PROJECT                       5.00           01/01/2010     2,870,461
   220,000    NEW YORK NY SERIES A                                                         6.13           08/01/2006       223,670
   700,000    NEW YORK NY SERIES B                                                         8.25           06/01/2006       714,140
 1,000,000    NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE FACILITIES     5.00           11/01/2011     1,054,840
 7,865,000    NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM SERIES C           7.50           07/01/2010     8,587,479
 1,500,000    NIAGRA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY - SERIES A+/-                 5.45           11/15/2026     1,578,120
   105,000    SUFFOLK COUNTY NY                                                            6.50           07/01/2006       105,925
   165,000    SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C-1                        6.88           07/01/2010       174,243
    70,000    TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1                    5.00           06/01/2010        70,230
 1,000,000    UTICA NY IDA (COLLEGE & UNIVERSITY REVENUE, CITIZENS BANK LOC)+/-            4.50           10/01/2034     1,024,740

                                                                                                                        30,185,779
                                                                                                                       -----------
NORTH CAROLINA - 1.41%
 4,500,000    FAYETTEVILLE NC (OTHER REVENUE, FIRST SECURITY BANK LOC)                     3.55           01/15/2008     4,495,500
   790,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B (UTILITIES
              REVENUE LOC)                                                                 6.00           01/01/2006       790,055
 1,600,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                       6.00           01/01/2009     1,644,336
 2,145,000    NORTH CAROLINA HOUSING FINANCE AGENCY                                        6.25           03/01/2028     2,263,254
   115,000    NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA ELECTRIC REVENUE      7.25           01/01/2007       119,260

                                                                                                                         9,312,405
                                                                                                                       -----------
  OHIO - 1.89%
   630,000    COUNTY OF ATHENS OH O'BLENESS SERIES A                                       5.00           11/15/2008       641,523
 1,330,000    FRANKLIN COUNTY OH CAPITOL SOUTH COMMUNITY URBAN                             4.85           06/01/2006     1,335,014
 6,000,000    GALLIPOLIS OH BOND ANTICIPATION NOTES                                        4.25           06/29/2006     6,021,300
   700,000    LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                    5.50           02/15/2008       725,620
 3,000,000    LORAIN OH SERIES B                                                           4.50           10/04/2006     3,008,790

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
OHIO (CONTINUED)
$  265,000    MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A                              8.10%          10/01/2013   $   266,484
   500,000    MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER                                6.00           04/01/2008       523,920

                                                                                                                        12,522,651
                                                                                                                       -----------
OKLAHOMA - 1.87%
 2,000,000    CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES                   3.90           09/01/2010     1,990,620
   305,000    CITIZEN POTAWATOMI NATION OK SERIES A                                        4.15           09/01/2006       303,140
 1,000,000    KINGFISHER OK SPECIAL PROJECTS AUTHORITY KINGFISHER PUBLIC SCHOOLS PROJECT   4.10           09/01/2009       996,350
 2,005,000    OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC SCHOOLS PROJECT   4.50           09/01/2008     2,057,491
 1,265,000    OKLAHOMA COUNTY OK HOME FINANCE AUTHORITY                                    5.95           10/01/2035     1,314,335
 2,270,000    OKLAHOMA COUNTY OK HOME FINANCE AUTHORITY SINGLE FAMILY REVENUE              6.60           10/01/2035     2,394,396
   975,000    OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY HOSPITAL PROJECT      5.35           07/01/2008     1,004,533
              SERIES B
 1,325,000    OKLAHOMA STATE                                                               6.25           08/15/2015     1,446,635
   875,000    TULSA COUNTY OK HFA+/-                                                       7.10           08/01/2030       886,987

                                                                                                                        12,394,487
                                                                                                                       -----------
OREGON - 1.51%
10,000,000    MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR PROJECT
              (HEALTHCARE FACILITIES REVENUE LOC) ss.+/-                                   3.25           08/15/2032    10,000,000
                                                                                                                       -----------
OTHER - 0.90%
 2,000,000    GMAC MUNICIPAL MORTGAGE TRUST++                                              4.15           10/31/2039     1,978,100
 4,000,000    MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU CTFS
              C+/-                                                                         3.38           11/01/2008     3,967,520

                                                                                                                         5,945,620
                                                                                                                       -----------
PENNSYLVANIA - 6.50%
 3,125,000    ALLEGHENY COUNTY PA                                                          5.75           01/01/2011     3,351,719
   950,000    ALLEGHENY COUNTY PA ss.+/-                                                   3.60           09/15/2028       950,000
 2,270,000    ALLEGHENY COUNTY PA AIRPORT AUTHORITY                                        5.75           01/01/2012     2,434,098
 2,550,000    ALLENTOWN PA SACRED HEART HOSPITAL                                           4.75           07/01/2008     2,533,986
 1,580,000    CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                       5.25           10/01/2010     1,588,437
 3,750,000    DELAWARE RIVER PORT AUTHORITY PA & NJ (TOLL ROAD REVENUE LOC)                5.45           01/01/2012     3,831,600
 7,000,000    DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A (OTHER REVENUE
              LOC) ss.+/-                                                                  5.44           07/01/2027     7,128,520
   660,000    GROVE CITY PA AREA HOSPITAL AUTHORITY UNITED COMMUNITY HOSPITAL PROJECT      4.75           07/01/2006       660,548
   500,000    LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE OBLIGATED GROUP         5.80           11/01/2012       490,030
 1,000,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY EXEMPT FACILITIES
              REVENUE ss.+/-                                                               4.35           06/01/2028       995,530
 2,823,077    PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE+/-                           3.56           06/01/2008     2,823,077
 4,000,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF
              PENNSYLVANIA HEALTH SERVICES SERIES A                                        5.60           01/01/2006     4,040,240
   750,000    PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
              UNIVERSITY OF PENNSYLVANIA SERIES B                                          5.60           01/01/2010       757,545
 1,470,000    PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY JEANES
              HEALTH SYSTEMS PROJECT                                                       6.60           07/01/2010     1,581,764
 5,630,000    PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
              JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)        5.25           05/15/2010     5,856,495
   850,000    SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG LLC PROJECT   5.25           01/01/2009       845,257
 3,175,000    WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                  4.00           06/15/2008     3,119,215

                                                                                                                        42,988,061
                                                                                                                       -----------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
PUERTO RICO - 3.96%
$  105,000    CHILDREN'S TRUST FUND PUERTO RICO                                            4.00%          05/15/2010   $   104,704
 3,425,000    CHILDREN'S TRUST FUND PUERTO RICOss.                                         5.75           07/01/2010     3,618,958
 5,000,000    PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUNDING PROGRAM                5.00           12/01/2015     5,319,950
   355,000    PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CENTRAL
              FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                      4.50           12/01/2006       357,417
   300,000    PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CENTRAL
              FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                      5.00           02/01/2007       303,615
   925,000    PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CENTRAL
              FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                      5.00           02/01/2008       944,231
   390,000    PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL CENTRAL
              FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                      5.00           12/01/2008       401,751
 8,470,000    PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-                   4.16           10/01/2040     8,470,000
 6,600,000    PUERTO RICO MUNICIPAL FINANCE AGENY SERIES A                                 5.00           08/01/2006     6,658,542

                                                                                                                        26,179,168
                                                                                                                       -----------
SOUTH CAROLINA - 2.10%
 1,500,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^       8.70           01/01/2027       250,785
 2,835,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^       8.70           01/01/2028       435,286
18,250,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^       8.24           01/01/2037     1,490,660
14,500,000    CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B^       8.20           01/01/2038     1,109,395
   355,000    GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A                 5.50           04/01/2011       357,961
 3,655,000    JASPER COUNTY SC REVENUE ANTICIPATION NOTES                                  4.00           11/15/2006     3,655,548
   235,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH ALLIANCE
              SERIES A                                                                     4.50           08/01/2006       236,119
   760,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH ALLIANCE
              SERIES A                                                                     5.00           08/01/2008       780,292
 1,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO HEALTH SERIES C  4.75           08/01/2007     1,014,230
 1,205,000    SOUTH CAROLINA STATE PORTS AUTHORITY                                         7.70           07/01/2006     1,212,423
 2,255,000    SOUTH CAROLINA STATE PORTS AUTHORITY                                         7.80           07/01/2009     2,356,858
 1,000,000    YORK SC BOWATER INCORPORATED PROJECT                                         7.63           03/01/2006     1,004,900

                                                                                                                        13,904,457
                                                                                                                       -----------
SOUTH DAKOTA - 3.61%
 5,000,000    GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECTss.+/-                       3.91           12/01/2012     5,000,000
   225,000    SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS INCORPORATED       4.25           04/01/2008       225,756
              PROJECT A
   260,000    SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS INCORPORATED       4.50           04/01/2009       262,805
              PROJECT A
   665,000    SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG PROJECT B        4.38           04/01/2011       665,273
 4,345,000    SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
              HOSPITALS & HEALTHss.+/-                                                     3.81           11/01/2025     4,345,000
10,015,000    SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
              HOSPITALS & HEALTHss.+/-                                                     3.81           11/01/2027    10,015,000
 3,260,000    SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE REVENUE LOC)           5.35           12/01/2012     3,380,490

                                                                                                                        23,894,324
                                                                                                                       -----------
TENNESSEE - 2.28%
   335,000    CITIZENS TN GAS UTILITY DISTRICT (UTILITIES REVENUE LOC)                     5.15           01/01/2009       335,000
 1,200,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
              DEVELOPMENT BOARD EASTER SEAL PROJECTss.+/-                                  2.75           08/01/2019     1,200,000
13,150,000    SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
              BAPTIST MEMORIAL HEALTHCARE+/-                                               5.00           09/01/2020    13,556,203

                                                                                                                        15,091,203
                                                                                                                       -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
TEXAS - 7.57%
$10,540,000   BEXAR COUNTY TX REVENUE PROJECT                                              5.75%          08/15/2022   $11,214,876
    405,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                       4.25           02/15/2009       411,857
    425,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                       4.25           02/15/2010       432,629
    440,000   BRAZOS RIVER AUTHORITY TX WATER SUPPLY SYSTEM SERIES A                       4.25           02/15/2011       446,807
  2,750,000   BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES Ass.+/-    5.40           04/01/2030     2,769,360
  1,440,000   BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY SERIES Ass.+/-    5.05           06/01/2030     1,449,101
    200,000   DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS SERIES A          3.63           09/01/2006       198,422
  1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                                5.00           10/01/2011     1,253,648
    970,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS APARTMENTS
              PROJECT(HOUSING REVENUE LOC)                                                 3.88           01/01/2010       983,299
    245,000   HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION HOSPITAL               4.00           02/15/2006       245,024
              INCORPORATED PROJECT
  2,505,841   LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK CORNERS
              PROJECT                                                                      3.60           06/15/2006     2,499,576
    313,334   LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK CORNERS
              PROJECT                                                                      3.98           06/15/2006       312,550
  3,150,000   MATAGORDA COUNTY TXss.+/-                                                    4.55           11/01/2029     3,172,932
    800,000   METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N. JONES
              MEMORIAL HOSPITAL PROJECT                                                    6.38           01/01/2007       807,744
  5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS A                                          4.40           08/24/2009     5,165,000
  2,155,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES B
              (HOUSING REVENUE LOC)                                                        6.38           10/01/2011     2,090,824
    100,000   SAN ANGELO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^        3.46           02/15/2006        99,568
  2,000,000   SAN ANTONIO TX HOTEL OCCUPANCY SERIES B+/-                                   5.00           08/15/2034     2,072,900
  4,335,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS
              (OTHER REVENUE, FIRST SECURITY BANK LOC)                                     4.25           09/01/2026     4,347,095
    555,000   TEXAS STATE DEPARTMENT HOUSING AND COMMUNITY AFFAIRS
              PEBBLE BROOK APARTMENTS PROJECT                                              4.95           12/01/2008       563,192
  7,075,000   TEXAS WATER DEVELOPMENT                                                      5.70           07/15/2013     7,169,097
  2,355,000   TRINITY RIVER TX AUTHORITY ELECTRIC COMPANY PROJECT SERIES A ss.+/-          5.00           05/01/2027     2,378,997

                                                                                                                        50,084,498
                                                                                                                       -----------
UTAH - 0.24%
  1,579,460   DAVIS COUNTY UT SCHOOL DISTRICT                                              4.55           09/07/2008     1,564,029
                                                                                                                       -----------
VERMONT - 0.05%
    345,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCE COPLEY MANOR PROJECT          5.65           04/01/2009       328,592
                                                                                                                       -----------
VIRGIN ISLANDS - 1.30%
  1,750,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES               5.50           10/01/2014     1,844,605
  3,315,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)         5.50           10/01/2006     3,369,333
  1,500,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D                             6.00           10/01/2006     1,529,325
  1,750,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D                             6.00           10/01/2007     1,825,827

                                                                                                                         8,569,090
                                                                                                                       -----------
VIRGINIA - 0.41%
 1,000,000    AMELIA COUNTY VA IDAss.+/-                                                   4.05           04/01/2027       999,310
 1,700,000    HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                                     5.00           07/15/2009     1,732,300

                                                                                                                         2,731,610
                                                                                                                       -----------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
WASHINGTON - 1.84%
$3,090,000    CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED PROJECT        3.38%          08/01/2007   $ 3,081,997
              SERIES A+/-
   590,000    QUINCY WA                                                                    4.50           11/01/2008       595,864
   575,000    QUINCY WA                                                                    4.75           11/01/2009       586,207
   205,000    SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 3 SERIES A               6.00           06/01/2010       210,115
   200,000    TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON                                   5.25           06/01/2009       205,526
   805,000    WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT (HOUSING REVENUE       6.25           12/01/2011       796,741
              LOC)
 4,750,000    WASHINGTON STATE HEALTH (HEALTHCARE FACILITIES REVENUE LOC)ss.+/-            3.19           01/01/2029     4,750,000
 1,940,000    YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT ss.+/-         4.50           10/01/2023     1,940,000

                                                                                                                        12,166,450
                                                                                                                       -----------
WEST VIRGINIA - 0.50%
   310,000    OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                            7.00           10/01/2010       336,220
 3,000,000    PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E ss.+/-                  2.80           05/01/2019     2,963,730

                                                                                                                         3,299,950
                                                                                                                       -----------
WISCONSIN - 3.66%
   425,000    BADGER TOBACCO ASSET SECURITIZATION CORPORATION                              5.00           06/01/2008       432,047
 1,090,000    BADGER TOBACCO ASSET SECURITIZATION CORPORATION                              5.00           06/01/2009     1,111,549
   225,000    BADGER TOBACCO ASSET SECURITIZATION CORPORATION                              5.75           06/01/2011       237,058
 6,290,000    BADGER TOBACCO ASSET SECURITIZATION CORPORATION WISCONSIN ASSET BACKED       6.00           06/01/2017     6,610,350
   500,000    FRANKLIN WI SOLID WASTE DISPOSAL REVENUEss.+/-                               3.63           04/01/2016       499,435
   570,000    OSHKOSH WI DON EVANS INCORPORATED PROJECT                                    4.85           12/01/2007       574,309
   605,000    OSHKOSH WI DON EVANS INCORPORATED PROJECT                                    5.05           12/01/2008       614,002
   650,000    OSHKOSH WI DON EVANS INCORPORATED PROJECT                                    5.20           12/01/2009       659,952
 2,200,000    RICHLAND SCHOOL DISTRICT WISCONSIN                                           3.50           10/26/2006     2,200,858
    20,000    STEVENS POINT WI CDA SECTION 8                                               6.50           09/01/2009        21,966
 1,050,000    VILLAGE OF RANDOLPH WI PROMISSORY NOTES                                      4.38           09/01/2006     1,051,648
   300,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
              COMMUNITIES HOSPITALS INCORPORATED CLASS A                                   4.25           08/15/2008       295,344
   200,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER DAM
              COMMUNITIES HOSPITALS INCORPORATED CLASS A                                   4.50           08/15/2009       197,304
 1,855,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELLIN
              MEMORIAL HOSPITAL INCORPORATED                                               5.00           02/15/2009     1,861,548
   175,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              DIVINE SAVIOR HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)        4.45           05/01/2007       176,864
    25,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              DIVINE SAVIOR HOSPITAL INCORPORATED PROJECT                                  4.80           06/01/2006        25,048
    30,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN HOME FOR THE    7.00           09/01/2025        30,016
              AGING
   200,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC        4.50           02/15/2006       200,142
              SERIES B
   350,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY MARSHFIELD CLINIC        5.75           02/15/2007       356,654
              SERIES B
 1,500,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE PILLARS            5.00           08/15/2010     1,567,920
              COMMUNITIES
   100,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
              HOSPITAL
              INCORPORATED PROJECT                                                         3.88           07/01/2006        99,933
   130,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH MEMORIAL
              HOSPITAL
              INCORPORATED PROJECT                                                         4.13           07/01/2007       129,737

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
WISCONSIN (CONTINUED)
$2,685,000    WISCONSIN HEALTH & EDUCATIONAL FACILITIES REVENUE
              (HEALTHCARE FACILITIES REVENUE LOC)                                          5.00%          08/15/2009   $ 2,797,206
 2,445,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F                  5.20           07/01/2018     2,457,910

                                                                                                                        24,208,800
                                                                                                                       -----------
WYOMING - 0.59%
 2,855,000    GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES Ass.+/-         3.93           06/01/2024     2,855,000
 1,050,000    TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL CENTER          5.25           12/01/2007     1,058,431

                                                                                                                         3,913,431
                                                                                                                       -----------
TOTAL MUNICIPAL BONDS & NOTES (COST $648,101,423)                                                                      647,372,195
                                                                                                                       -----------
SHORT-TERM INVESTMENTS - 1.78%

COMMERCIAL PAPER - 1.63%
 6,500,000    GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                      3.40           01/24/2006     6,500,000
 4,250,000    GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                      3.55           01/26/2006     4,250,000

                                                                                                                        10,750,000
                                                                                                                       -----------

SHARES
MUTUAL FUND - 0.15%
   1,020,670 WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                               1,020,670
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,770,670)                                                                         11,770,670
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $659,872,093)*                                             99.68%                                               $659,142,865
OTHER ASSETS AND LIABILITIES, NET                                 0.32                                                   2,142,991
                                                                                                                      ------------
TOTAL NET ASSETS                                                100.00%                                               $661,285,856
                                                                                                                      -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,020,670.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.18%

ALABAMA - 2.78%
$  1,000,000  ALABAMA 21ST CENTURY AUTHORITY                                                5.25%      12/01/2006    $     1,012,040
  16,835,000  BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES FINANCING
              AUTHORITY BAPTIST HEALTH SYSTEM SERIES C+/-SS.                                4.35       11/15/2016         16,912,441
     440,000  SHELBY COUNTY AL BOARD OF EDUCATION                                           2.40       05/15/2006            437,558

                                                                                                                          18,362,039
                                                                                                                     ---------------

ARIZONA - 0.62%
   1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT+/-                      4.75       08/01/2020          1,825,511
   1,250,000  PASCUA YAQUI TRIBE AZ GOVERNMENT FACILITIES                                   5.20       01/01/2006          1,250,050
   1,000,000  SANTA CRUZ COUNTY AZ IDA+/-SS.                                                4.75       08/01/2020            996,030

                                                                                                                           4,071,591
                                                                                                                     ---------------
ARKANSAS - 1.29%
   2,000,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT+/-SS.                 3.65       08/01/2021          1,997,300
   4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT LOAN-SERIES
              B GSL INSURED
              (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                           5.35       06/01/2009          4,566,177
   1,615,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                          3.50       11/01/2008          1,620,313
     360,000  NORTHWEST AR REGIONAL AIRPORT AUTHORITY (AIRPORT REVENUE LOC)                 4.00       02/01/2006            360,112

                                                                                                                           8,543,902
                                                                                                                     ---------------
CALIFORNIA - 5.53%
     650,000  BAY AREA CA GOVERNMENT ASSOCIATION SAN FRANCISCO EXTENSION CAPITAL
               GRANT SERIES A                                                               4.88       06/15/2009            650,890
     815,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)                   4.70       08/01/2016            817,461
   6,800,000  CALIFORNIA STATEWIDE CDA+/-SS.                                                4.45       05/15/2029          6,800,000
   1,950,000  CALIFORNIA STATEWIDE CDA CERTIFICATE RETIREMENT HOUSING FOUNDATION+/-SS.      4.30       12/01/2028          1,950,000
   8,500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED+/-SS.                4.35       05/15/2029          8,500,000
   8,350,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     4.35       05/15/2029          8,350,000
   4,865,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATE
              TOBACCO SETTLEMENT REVENUE SERIES 2003 A1                                     5.00       06/01/2021          4,897,790
     902,557  PASADENA CA                                                                   4.25       12/19/2006            897,927
     800,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMUNITY INTERNATIONAL AIRPORT
              REVENUE SECOND SERIES 31A XLCA INSURED (AIRPORT REVENUE LOC)+/-SS.            2.80       05/01/2025            800,000
   1,280,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE                          5.00       03/01/2006          1,280,845
   1,590,000  TOBACCO SECURITIZATION AUTHORITY OF SOUTHERN CALIFORNIA SERIES A              5.00       06/01/2007          1,606,202

                                                                                                                          36,551,115
                                                                                                                     ---------------
COLORADO - 2.22%
     205,341  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
              (HOUSING REVENUE LOC)                                                         5.25       11/01/2019            206,047
  12,750,000  AURORA COLORADO MULTIFAMILY REVENUE+/-                                        4.25       12/20/2040         12,757,395
   1,665,000  COLORADO HFA SERIES A2                                                        6.60       05/01/2028          1,679,419

                                                                                                                          14,642,861
                                                                                                                     ---------------
CONNECTICUT - 0.39%
   2,525,000  MASHANTUCKET WESTERN PEQUOT TRIBE CT SERIES A++                               6.50       09/01/2006          2,569,465
                                                                                                                     ---------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
FLORIDA - 1.02%
   $ 345,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE SOLUTIONS
              PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  3.25%      10/01/2006    $       343,365
     250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE SOLUTIONS
              PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                  3.50       10/01/2007            247,977
   6,150,000  VOLUSIA COUNTY FL IDA ACA INSURED
              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     4.30       12/01/2028          6,150,000

                                                                                                                           6,741,342
                                                                                                                     ---------------
GEORGIA - 3.30%
   1,810,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY BOWEN
              FIRST SERIES+/-SS.                                                            3.50       06/01/2023          1,810,000
  11,000,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS APARTMENTS+/-SS.           3.50       12/01/2037         11,000,000
   9,000,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
              INCORPORATED (HOSPITAL REVENUE LOC)+/-SS.                                     3.50       10/01/2033          9,000,000

                                                                                                                          21,810,000
                                                                                                                     ---------------
IDAHO - 0.17%
   1,145,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1                        3.25       01/15/2007          1,137,901
                                                                                                                     ---------------
ILLINOIS - 5.03%
  11,000,000  AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT+/-                              5.30       11/01/2027         11,096,580
     860,000  AURORA IL TAX INCREMENTAL REVENUE                                             5.00       12/30/2006            863,827
     900,000  AURORA IL TAX INCREMENTAL REVENUE                                             5.00       12/30/2007            908,343
     645,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT SENIOR LIEN SERIES A
              (AIRPORT REVENUE LOC)                                                         4.90       01/01/2006            645,032
   1,000,000  CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH
              RECONSTRUCTION                                                                4.25       06/01/2008          1,000,760
     300,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT #517
              LAKE LAND COMMUNITY COLLEGE                                                   3.55       12/01/2006            298,206
   3,330,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES B                                     7.00       01/01/2019          3,353,543
   1,285,000  GREATER PEORIA IL AIRPORT AUTHORITY                                           5.80       12/01/2006          1,302,579
     175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT+/-                4.80       08/01/2025            175,049
  12,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS SERVICES
              INCORPORATED SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     4.00       12/01/2022         12,046,920
   1,000,000  LAKES REGION SANITATION DISTRICT ILLINOIS DEBT CERTIFICATES                   4.13       12/01/2010          1,004,100
     545,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY PREREFUNDED SERIES A
              (OTHER REVENUE LOC)                                                           5.15       05/01/2006            547,785

                                                                                                                          33,242,724
                                                                                                                     ---------------
INDIANA - 5.18%
   8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A+/-                                5.63       07/01/2033          8,077,980
   3,880,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SOUTHERN INDIANA
              GAS & ELECTRIC+/-                                                             4.75       03/01/2025          3,886,130
   5,000,000  INDIANA STATE DEVELOPMENT FINANCING AUTHORITY REPUBLIC SERVICES
              INCORPORATED                                                                  3.90       11/01/2035          5,000,000
              PROJECT+/-SS.
   9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A+/-SS.                                 5.50       04/01/2030          9,364,532
   5,000,000  LAKE CENTRAL SCHOOL CORPORATION INDIANA TAX ANTICIPATION                      4.50       06/30/2006          5,019,350
   2,950,000  ROCKPORT IN INDIANA MICHIGAN POWER COMPANY PROJECT SERIES C+/-                2.63       04/01/2025          2,914,217

                                                                                                                          34,262,209
                                                                                                                     ---------------
IOWA - 0.60%
   4,000,000  ANKENY IA SERIES A                                                            3.50       06/01/2007          3,988,680
                                                                                                                     ---------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
KANSAS - 2.43%
   $ 900,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY REVENUE-BAKER
              UNIVERSITY                                                                    4.50%      05/01/2006    $       901,170
   1,500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
              REVENUE-BENEDICTINE                                                           5.00       05/01/2006          1,501,575
     500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY REVENUE-BETHEL
              COLLEGE                                                                       5.00       05/01/2006            500,525
     300,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY REVENUE-CHRISTIAN        5.00       05/01/2006            300,315
   1,600,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY REVENUE-OTTAWA
              UNIVERSITY                                                                    5.00       05/01/2006          1,601,680
     800,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
              REVENUE-SOUTHWESTERN                                                          5.00       05/01/2006            800,840
   8,010,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                           3.75       12/01/2012          8,028,102
   2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                           3.85       12/01/2013          2,393,657

                                                                                                                          16,027,864
                                                                                                                     ---------------
KENTUCKY - 1.41%
     135,000  COVINGTON KY ALLEN & ALLEN+/-SS.                                              4.25       09/01/2016            134,433
   3,300,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT HOUSING
              FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                          4.40       12/01/2028          3,300,000
   5,900,000  NEWPORT KY BOND ANTICIPATION NOTES                                            3.55       12/01/2006          5,896,283

                                                                                                                           9,330,716
                                                                                                                     ---------------
LOUISIANA - 4.25%
   9,470,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE CHARLES
              MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.           3.25       12/01/2018          9,470,000
   2,525,000  LOUISIANA PUBLIC FACILITIES AUTHORITY - FRANCISCAN MISSIONARIES SERIES
              B+/-SS.                                                                       3.75       07/01/2030          2,525,000
   9,350,000  LOUISIANA PUBLIC FACILITIES AUTHORITY WILLIS-KNIGHTON SERIES 1997+/-SS.       3.30       09/01/2027          9,350,000
   6,075,000  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE                                4.57       08/20/2007          6,039,219
     180,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT                                5.00       09/01/2007            180,835
     505,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D                       5.00       09/01/2007            507,343

                                                                                                                          28,072,397
                                                                                                                     ---------------
MARYLAND - 0.33%
   2,160,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT PROGRAM            4.40       04/01/2023          2,163,326
                                                                                                                     ---------------
MASSACHUSETTS - 4.86%
   2,700,000  BERKSHIRE REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTS ANTICIPATION
              NOTES                                                                         4.50       09/15/2006          2,709,099
   7,600,000  MASSACHUSETTS EDUCATIONAL FUNDING AUTHORITY SERIES D+/-SS.                    3.45       01/01/2038          7,600,000
   3,650,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY CARITAS CHRISTI
              OBLIGATION
              GROUP SERIES A                                                                5.25       07/01/2006          3,669,783
     500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A+/-                     4.95       12/01/2006            504,660
   7,800,000  PIONEER VALLEY MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES                 4.00       08/03/2006          7,817,316
   2,800,000  SOUTHEASTERN REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTES
              ANTICIPATION NOTES                                                            4.00       09/08/2006          2,804,592
   7,000,000  WORCESTER MA REGIONAL TRANSPORTATION AUTHORITY REVENUE ANTICIPATION
              NOTES                                                                         4.00       06/30/2006          7,006,020

                                                                                                                          32,111,470
                                                                                                                     ---------------
MICHIGAN - 1.02%
     825,000  GRAND RAPIDS MI CHARTER TOWNSHIP PORTER HILLS OBLIGATION GROUP PROJECT
              (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     3.35       07/01/2033            825,000
   5,910,449  SUBURBAN MI MOBILITY AUTHORITY                                                4.90       08/15/2007          5,929,658

                                                                                                                           6,754,658
                                                                                                                     ---------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA - 0.06%
   $ 400,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN COMMUNITY AIRPORT SERIES B             5.00%      01/01/2006    $       400,020

MISSISSIPPI - 4.34%
   2,350,000  ADAMS COUNTY MS INTERNATIONAL PAPER COMPANY PROJECT SERIES A                  5.63       11/15/2006          2,353,408
   2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES
              (HOUSING REVENUE, GIC-RABOBANK NEDERLAND LOC)                                 3.40       08/01/2007          1,982,600
   1,685,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI POWER COMPANY
              PROJECT+/-SS.                                                                 3.45       09/01/2028          1,685,000
  12,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST MEMORIAL
              HEALTH                                                                        3.00       09/01/2018         11,977,560
              SERIES B2+/-SS.
   4,500,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST MEMORIAL
              HEALTH                                                                        3.50       09/01/2022          4,491,225
              SERIES B2+/-SS.
   6,200,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER 8 MAGNOLIA PARK
              APARTMENTS+/-SS.                                                              2.15       03/01/2030          6,200,682

                                                                                                                          28,690,475
                                                                                                                     ---------------
MISSOURI - 5.32%
   3,365,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                              3.00       08/01/2013          3,359,750
   5,200,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                              3.88       08/01/2018          5,134,376
   4,000,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES B+/-SS.                       3.40       05/01/2039          4,000,000
   3,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SUB LIEN
              (COLLEGE & UNIVERSITY REVENUE LOC)                                            6.50       02/15/2006          3,108,432
   3,500,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
              PRIVATE EDUCATION -
              REVENUE ANTICIPATION NOTES                                                    4.75       04/25/2006          3,503,885
   6,027,626  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
              LEASE-SUBLEASE PURCHASE                                                       3.09       07/15/2008          6,038,054
   2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES MERCY HEALTH SYSTEMS
              SERIES B+/-SS.                                                                3.05       06/01/2031          2,000,000
   1,000,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE SINGLE
              FAMILY HOMEOWNER LOAN SERIES A-1 GNMA FNMA INSURED
              (HOUSING REVENUE LOC)                                                         7.50       03/01/2031          1,029,400
   2,460,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE SINGLE
              FAMILY HOMEOWNER LOAN SERIES C-1 GNMA FNMA INSURED
              (HOUSING REVENUE LOC)                                                         7.15       03/01/2032          2,563,886
   1,115,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                        4.80       03/01/2019          1,121,779
   2,490,000  RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT VILLAGE PROJECT       3.35       10/01/2006          2,476,330
     850,000  ST. CHARLES SCHOOL DISTRICT MO CAPITAL APPRECIATION SERIES A
              (PROPERTY TAX REVENUE LOC)^                                                   3.62       03/01/2006            844,815

                                                                                                                          35,180,707
                                                                                                                     ---------------
NEBRASKA - 0.19%
   1,235,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY                                  7.50       06/01/2009          1,238,421
                                                                                                                     ---------------
NEW HAMPSHIRE - 0.95%
   2,000,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES B                        4.00       04/26/2006          2,001,100
   1,600,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES G                        4.00       04/26/2006          1,600,880
   2,645,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES H                        4.00       04/26/2006          2,646,455

                                                                                                                           6,248,435
                                                                                                                     ---------------
NEW JERSEY - 5.55%
   6,500,000  BAYONNE NJ BOND ANTICIPATION NOTES                                            4.50       06/29/2006          6,514,625
   6,000,000  CAMDEN NJ BOND ANTICIPATION NOTES SERIES B                                    4.25       09/06/2006          6,023,700
     800,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY NEW JERSEY NATURAL GAS
              COMPANY SERIES A+/-SS.                                                        3.20       08/01/2030            800,000
   8,255,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY                           4.38       06/01/2019          8,270,272
   6,500,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES                                  4.50       10/12/2006          6,532,305
   8,550,000  WILDWOOD NJ BOARD ANTICIPATION NOTES                                          3.75       05/12/2006          8,539,825

                                                                                                                          36,680,727
                                                                                                                     ---------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
NEW MEXICO - 4.00%
 $ 3,045,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                       5.00%      01/01/2008    $     3,120,151
   4,800,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES A+/-                     2.10       04/01/2033          4,774,560
   1,900,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES B+/-                     2.10       04/01/2033          1,889,455
  16,635,000  PUEBLO OF SANDIA NM+/-SS.                                                     5.51       03/01/2015         16,635,000

                                                                                                                          26,419,166
                                                                                                                     ---------------
NEW YORK - 2.37%
   5,875,000  MONROE COUNTY NY REVENUE ANTICIPATION NOTES                                   4.00       04/17/2006          5,879,406
   1,825,000  MONROE NY NEWPOWER CORPORATION                                                3.30       01/01/2009          1,780,014
   1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE BUILDING
              ACQUISITION PROJECT                                                           5.25       06/01/2008          1,025,900
   1,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
              GROUP ASSOCIATION PROJECT                                                     5.00       01/01/2008          1,024,290
   2,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY TERMINAL ONE
              GROUP ASSOCIATION PROJECT                                                     5.00       01/01/2007          2,026,940
   1,000,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM                                5.13       11/01/2006          1,001,270
   1,570,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE MANAGEMENT
              PROJECT SERIES A+/-                                                           2.90       05/01/2012          1,565,149
   1,035,000  SYRACUSE NY BOARD ANTICIPATION NOTES AIRPORT SERIES A                         3.75       04/13/2006          1,035,093
     290,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1                     5.00       06/01/2010            290,951

                                                                                                                          15,629,013
                                                                                                                     ---------------
NORTH CAROLINA - 0.91%
   6,000,000  FAYETTEVILLE NC PUBLIC WORKS (OTHER REVENUE, FIRST SECURITY BANK LOC)         3.38       01/15/2007          5,993,400
                                                                                                                     ---------------
NORTH DAKOTA - 0.81%
   3,675,000  NORTH DAKOTA STATE HFA HOME FINANCE PROGRAM SERIES A                          4.60       01/01/2023          3,685,290
     445,000  NORTH DAKOTA STATE HFA HOUSING FINANCE HOME MORTGAGE FINANCE SERIES A         4.60       01/01/2023            447,354
   1,215,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM SERIES D                       5.40       07/01/2029          1,227,259

                                                                                                                           5,359,903
                                                                                                                     ---------------
OHIO - 2.45%
   2,550,000  BLUE ASH OH TAX INCREMENT BOND ANTICIPATION NOTES                             4.00       12/14/2006          2,557,854
     900,000  CUYAHOGA COUNTY OH CLEVELAND CLINIC SUBSERIES A2+/-SS.                        3.05       01/01/2031            900,000
   5,000,000  CUYAHOGA OH METROPOLIS                                                        3.60       12/01/2006          5,008,600
   6,000,000  GALLIPOLIS OH BOND ANTICIPATION NOTES                                         4.25       06/29/2006          6,021,300
     900,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-                       3.49       09/15/2014            900,000
     825,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                                     5.00       02/15/2006            826,551

                                                                                                                          16,214,305
                                                                                                                     ---------------
OKLAHOMA - 1.53%
     765,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK PROJECT       5.00       08/01/2008            765,773
     425,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK PROJECT       7.00       08/01/2013            451,877
   1,900,000  OKLAHOMA COUNTY OK HOME FINANCE AUTHORITY SINGLE FAMILY REVENUE               6.60       10/01/2035          2,004,120
   1,425,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE MORTGAGE
              HOMEOWNER LOAN PROGRAM SERIES D-2 GNMA/FNMA INSURED
              (HOUSING REVENUE LOC)                                                         7.10       09/01/2028          1,466,581
   5,410,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANS+/-SS.                      1.90       11/01/2014          5,405,293

                                                                                                                          10,093,644
                                                                                                                     ---------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
OREGON - 1.39%
 $ 6,000,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES CXLVII+/-SS.        5.92%      02/01/2012    $     6,000,000
   1,500,000  PORT OF PORTLAND OR UNION PACIFIC RAILROAD COMPANY PROJECT+/-SS.              3.20       12/01/2006          1,502,790
   1,680,000  WESTERN LANE OR HOSPITAL DISTRICT SISTERS OF ST. JOSEPH PEACE PROJECT         5.63       08/01/2007          1,699,790

                                                                                                                           9,202,580
                                                                                                                     ---------------
OTHER - 0.75%
   5,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES PASSTHRU
              CTFS C+/-                                                                     3.38       11/01/2008          4,959,400
                                                                                                                     ---------------
PENNSYLVANIA - 5.91%
   3,475,000  ALLEGHENY COUNTY PA+/-SS.                                                     3.60       09/15/2028          3,475,000
   5,850,000  ALLEGHENY COUNTY PA+/-SS.                                                     3.60       09/01/2032          5,850,000
   1,130,000  ALLENTOWN PA SACRED HEART HOSPITAL                                            5.00       05/15/2006          1,133,040
     650,000  ALLENTOWN PA SACRED HEART HOSPITAL                                            5.00       11/15/2006            653,529
   1,730,000  ALLENTOWN PA SACRED HEART HOSPITAL                                            5.00       11/15/2007          1,740,068
  10,200,000  CARBON-LEHIGH PA INTER UNIT # 21 REVENUE                                      3.75       06/30/2006         10,186,332
     535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
              PROJECT                                                                       3.50       11/15/2007            531,512
   8,669,231  PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE+/-                            4.03       06/01/2008          8,669,231
   2,500,000  PITTSBURGH PA URBAN REDEVELOPMENT AUTHORITY LOU MASON JR REPLACEMENT+/-       5.00       12/01/2010          2,529,950
   1,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH SERIES A             5.50       12/01/2006          1,526,415
   2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT                   4.00       06/15/2008          2,775,365

                                                                                                                          39,070,442
                                                                                                                     ---------------
PUERTO RICO - 3.40%
  15,680,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-                    4.16       10/01/2040         15,680,000
   6,750,000  PUERTO RICO MUNICIPAL FINANCE AGENY SERIES A                                  5.00       08/01/2006          6,809,873

                                                                                                                          22,489,873
                                                                                                                     ---------------
RHODE ISLAND - 0.30%
   2,000,000  RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION WASTE MANAGEMENT
              INCORPORATED PROJECT SERIES A+/-SS.                                           2.78       04/01/2016          1,994,460
                                                                                                                     ---------------
SOUTH CAROLINA - 1.55%
   5,000,000  JASPER COUNTY SC REVENUE ANTICIPATION NOTES                                   4.00       11/15/2006          5,000,750
   2,250,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES B2
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)                                    5.13       07/01/2008          2,261,183
   2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE
              MANAGEMENT SOUTH CAROLINA INCORPORATED PROJECT+/-                             3.30       11/01/2016          1,971,320
   1,000,000  YORK SC BOWATER INCORPORATED PROJECT                                          7.63       03/01/2006          1,004,900

                                                                                                                          10,238,153
                                                                                                                     ---------------
SOUTH DAKOTA - 0.67%
     235,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN PROGRAM
              ANGUS INCORPORATED PROJECT SERIES A                                           3.25       04/01/2006            234,594
     245,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED LOAN PROGRAM
              ANGUS INCORPORATED PROJECT SERIES A                                           3.75       04/01/2007            244,277
   3,975,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
              HOSPITALS & HEALTH SERIES B+/-SS.                                             3.81       11/01/2020          3,975,000

                                                                                                                           4,453,871
                                                                                                                     ---------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
TENNESSEE - 1.75%
 $ 1,000,000  JACKSON TN REFUNDING & IMPROVEMENTS                                           5.30%      04/01/2006    $     1,004,680
     750,000  METRO GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN RIVER RETREAT SERIES
              A+/-                                                                          5.70       11/01/2026            759,225
   1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
              DEVELOPMENT BOARD EASTER SEAL PROJECT+/-SS.                                   3.10       08/01/2019          1,000,000
   7,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD FLOAT
              BAPTIST MEMORIAL HEALTHCARE+/-                                                5.00       09/01/2020          7,216,230
   1,605,000  SULLIVAN COUNTY TN HEALTH EDUCATIONAL AND HOUSING FACILITIES BOARD
              REVENUE - WELLMONT HEALTH SYSTEM SERIES PJ                                    4.50       09/01/2006          1,609,077

                                                                                                                          11,589,212
                                                                                                                     ---------------
TEXAS - 4.97%
   1,000,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
              SERIES A+/-SS.                                                                5.40       04/01/2030          1,007,040
   4,335,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
              SERIES A+/-SS.                                                                5.05       06/01/2030          4,362,397
   5,080,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTHCARE REVENUE
              MEMORIAL HEALTH SYSTEM OF EAST TEXAS PROJECT                                  6.88       02/15/2026          5,202,073
   3,000,000  MATAGORDA COUNTY TX+/-                                                        4.55       11/01/2029          3,021,840
   2,000,000  SAN ANTONIO TX HOTEL OCCUPANCY SERIES B+/-                                    5.00       08/15/2034          2,072,900
   4,145,000  TEXARKANA TX HOUSING FINANCE CORPORATION TANGLEWOOD TERRACE APARTMENTS
              SERIES A+/-SS.                                                                1.00       06/01/2029          2,383,375
   3,125,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SERIES E
              (HOUSING REVENUE LOC)                                                         6.00       09/01/2016          3,201,375
   1,500,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS (OTHER REVENUE,
              FIRST SECURITY BANK LOC)                                                      4.25       09/01/2026          1,504,185
   3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES A                5.60       07/15/2012          3,737,232
   6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON WATER
              PRODUCTS PROJECT+/-SS.                                                        3.93       10/30/2026          6,000,000
     360,053  WILMER-HUTCHINS INDEPENDENT SCHOOL DISTRICT TX                                5.00       09/30/2006            360,053

                                                                                                                          32,852,470
                                                                                                                     ---------------
UTAH - 0.89%
   1,446,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT NUMBER 98-3                    5.50       12/15/2008          1,446,419
   1,200,000  SALT LAKE CITY UT REDEVELOPMENT AGENCY NEIGHBORHOOD
              REDEVELOPMENT TAX INCREMENT SERIES A                                          5.25       10/01/2007          1,228,344
     650,000  UTAH HFA SINGLE FAMILY MORTGAGE (HOUSING REVENUE LOC)                         6.00       01/01/2031            654,778
   2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N AMBAC GSL
              INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                   5.90       11/01/2007          2,545,175

                                                                                                                           5,874,716
                                                                                                                     ---------------
VERMONT - 0.04%
     280,000  VERMONT HFA HOUSING SERIES 16A (HOUSING REVENUE LOC)                          4.00       05/01/2006            280,353
                                                                                                                     ---------------
VIRGINIA - 1.05%
   3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT+/-                           5.25       02/01/2008          3,019,350
   2,400,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGINIA ASSET BACKED                4.00       06/01/2013          2,393,832
   1,500,000  WINCHESTER VA INDUSTRIAL DEVELOPMENT AUTHORITY WINCHESTER MEDICAL
              CENTER INCORPORATED+/-                                                        5.25       01/01/2006          1,500,075

                                                                                                                           6,913,257
                                                                                                                     ---------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
WASHINGTON - 0.92%
 $ 2,655,000  CHELAN COUNTY WA PUBLIC UTILITIES DISTRICT NUMBER 1
              DIVISION I -SERIES A+/-                                                       4.85%      07/01/2032    $     2,694,559
   1,500,000  SEATTLE WA (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-SS.              3.10       01/15/2026          1,495,935
     750,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 3 CAPITAL
              APPRECIATION SERIES A (ELECTRIC REVENUE)^                                     3.36       07/01/2006            737,543
   1,175,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL PROJECT+/-SS.           4.50       10/01/2023          1,175,000

                                                                                                                           6,103,037
                                                                                                                     ---------------
WEST VIRGINIA - 1.57%
  10,500,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E+/-                       2.80       05/01/2019         10,373,055
                                                                                                                     ---------------
WISCONSIN - 1.11%
     680,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                               5.50       06/01/2006            683,590
     600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION                               5.25       06/01/2007            608,160
   1,575,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE+/-SS.                                3.63       04/01/2016          1,573,220
   4,275,000  MILWAUKEE WI AIR WISCONSIN AIRLINES CORPORATION PROJECT+/-SS.                 2.50       11/01/2033          4,250,761
     100,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT+/-SS.                3.53       09/01/2040            100,000
     135,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
              PROJECT+/-SS.                                                                 3.43       12/01/2034            135,000

                                                                                                                           7,350,731
                                                                                                                     ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $645,497,111)                                                                        642,278,086
                                                                                                                     ---------------
SHORT-TERM INVESTMENTS - 2.00%

COMMERCIAL PAPER - 1.51%
   5,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                       3.40       01/24/2006          5,000,000
   5,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                       3.55       01/26/2006          5,000,000

                                                                                                                          10,000,000
                                                                                                                     ---------------
SHARES

MUTUAL FUND - 0.49%
   3,233,196  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                3,233,196
                                                                                                                     ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,233,196)                                                                           13,233,196
                                                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $658,730,307)*                     99.18%                                                                      $   655,511,282
OTHER ASSETS AND LIABILITIES, NET         0.82                                                                             5,442,701
                                        ------                                                                       ---------------
TOTAL NET ASSETS                        100.00%                                                                      $   660,953,983
                                        ======                                                                       ===============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,233,196.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 97.47%

GUAM - 0.06%
$      5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                          5.25%      10/01/2013    $         5,358
      20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A
              (SALES TAX REVENUE LOC)                                                       5.50       11/01/2008             21,156
      10,000  TERRITORY OF GUAM SERIES A                                                    5.20       11/15/2008              9,988

                                                                                                                              36,502
                                                                                                                     ---------------
PUERTO RICO - 28.81%
     250,000  CHILDREN'S TRUST FUND PUERTO RICO                                             5.00       05/15/2009            258,048
     480,000  CHILDREN'S TRUST FUND PUERTO RICO                                             6.00       07/01/2010            529,171
       5,000  COMMONWEALTH OF PUERTO RICO^                                                  3.40       07/01/2006              4,916
     100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT                                5.25       07/01/2011            106,526
     200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
              (FUEL SALES TAX REVENUE LOC)                                                  5.50       07/01/2016            226,716
     365,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY                                        0.25       07/01/2009            412,081
      25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY
              (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                    6.25       07/01/2012             28,826
   1,000,000  PUERTO RICO COMMONWEALTH                                                      6.50       07/01/2014          1,189,810
     500,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SPECIAL
              REVENUE BONDS REF- SERIES C AMBAC (SPECIAL TAX REVENUE LOC)                   5.50       07/01/2015            565,990
   1,000,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS SERIES A                         5.25       07/01/2019          1,086,340
     355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION SERIES O^           4.29       07/01/2017            217,864
   2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY POWER REVENUE SERIES QQ                  5.50       07/01/2018          2,284,420
     770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC REVENUE LOC)         5.25       07/01/2029            821,321
     405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II                                5.25       07/01/2022            436,720
     100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE LOC)         5.00       07/01/2011            106,881
     600,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)                 5.00       12/01/2017            636,264
     200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
              (FUEL SALES TAX REVENUE LOC)                                                  5.50       07/01/2013            223,814
   1,000,000  PUERTO RICO HFA CAPITAL FUNDING PROGRAM                                       5.00       12/01/2015          1,063,990
      50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
              FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT+/-                6.25       11/15/2013             52,135
     405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ
              UNIVERSITY SYSTEM PROJECT                                                     5.00       12/01/2009            419,292
     430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY SYSTEM
              PROJECT                                                                       5.00       12/01/2010            447,204
      25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
              PROJECT A                                                                     6.50       11/15/2020             27,948
      65,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
              PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 5.88       08/01/2012             66,098
     215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL & ENVIRONMENTAL
              CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED DR PILA HOSPITAL
              PROJECT A (HEALTHCARE FACILITIES REVENUE LOC)                                 5.50       07/01/2017            224,740
   2,250,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B+/-                    4.16       10/01/2040          2,250,000
     265,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                                   4.00       06/01/2006            264,584
     270,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                                   4.15       12/01/2006            269,357
     275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION                                   4.25       06/01/2007            274,040
     500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)             5.25       08/01/2021            539,460
     300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A
              (PROPERTY TAX REVENUE LOC)                                                    5.75       08/01/2013            326,613
      20,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (OTHER REVENUE LOC)             5.00       07/01/2008             20,783

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
PUERTO RICO (CONTINUED)
 $ 1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES C                               5.75%      07/01/2017    $     1,158,080
     500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                               5.50       07/01/2021            576,610
      25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE LOC)           5.60       07/01/2008             26,168

                                                                                                                          17,142,810
                                                                                                                     ---------------
VIRGIN ISLANDS - 3.09%
     500,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS                       4.75       05/15/2011            455,725
      45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
              (COLLEGE & UNIVERSITY REVENUE LOC)                                            5.30       12/01/2008             47,084
     150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
              (COLLEGE & UNIVERSITY REVENUE LOC)                                            5.85       12/01/2014            161,081
     150,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                                       5.20       10/01/2009            156,903
     200,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE GROSS RECEIPTS
              TAXES LOAN NOTE SERIES A (TAX REVENUE LOC)                                    6.13       10/01/2029            219,554
     500,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SENIOR LIEN LOAN NOTES                5.50       10/01/2014            527,030
     250,000  VIRGIN ISLANDS SENIOR LIEN NOTES SERIES A                                     5.00       10/01/2014            267,722

                                                                                                                           1,835,099
                                                                                                                     ---------------
WISCONSIN - 65.51%
      20,000  ASHWAUBENON WI CDA ARENA PROJECT                                              4.80       06/01/2016             21,034
     100,000  ASHWAUBENON WI CDA ARENA PROJECT                                              5.05       06/01/2019            106,847
     790,000  ASHWAUBENON WI CDA ARENA PROJECT                                              5.10       06/01/2020            841,966
     185,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A                                     5.80       06/01/2009            199,380
      75,000  BARABOO WI CDA                                                                4.00       03/01/2006             75,081
      65,000  BARABOO WI CDA                                                                4.50       03/01/2008             66,262
      95,000  BARABOO WI CDA                                                                4.70       03/01/2010             98,598
      80,000  BARABOO WI CDA                                                                4.80       03/01/2011             83,638
     800,000  BELOIT WI CDA SERIES A                                                        5.50       03/01/2020            845,712
     495,000  BRISTOL WI CDA                                                                6.13       03/01/2012            497,322
      80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
              HOUSING INCORPORATED PROJECT SERIES B                                         5.25       04/01/2011             81,647
      50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
              HOUSING INCORPORATED PROJECT SERIES B                                         4.20       04/01/2012             50,716
     100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
              HOUSING INCORPORATED PROJECT SERIES B                                         4.50       04/01/2014            102,033
     105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
              HOUSING INCORPORATED PROJECT SERIES B                                         5.40       04/01/2017            107,679
      50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
              HOUSING INCORPORATED PROJECT SERIES B                                         5.13       04/01/2021             51,870
     175,000  CUDAHY WI CDA                                                                 4.70       06/01/2009            182,551
      25,000  CUDAHY WI CDA                                                                 5.00       06/01/2014             26,127
      50,000  CUDAHY WI CDA                                                                 4.40       06/01/2006             50,254
   1,000,000  CUDATY WI CDA                                                                 4.55       06/01/2019          1,016,470
     600,000  FRANKLIN WI CDA SERIES B                                                      4.80       04/01/2009            605,004
      40,000  FRANKLIN WI CDA SERIES B                                                      5.00       04/01/2011             40,430
      35,000  GERMANTOWN WISCONSIN IDR QUARTERS-BANNER WELDER INCORPORATED PROJECT+/-       5.13       02/01/2011             35,015
     500,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC PARKING A               4.75       10/01/2020            514,400
      45,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6                         5.00       10/01/2019             46,657
     100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                               4.90       07/01/2010            102,611

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                                   INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$  60,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
           LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)                          4.15%        02/01/2008   $    61,091
    5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU FIELD
           RENOVATION PROJECT A (SALES TAX REVENUE LOC)                                        4.35         02/01/2010         5,191
   10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU FIELD
           RENOVATION PROJECT A (SALES TAX REVENUE LOC)                                        4.45         02/01/2011        10,477
  175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU FIELD
           RENOVATION PROJECT A (SALES TAX REVENUE LOC)                                        4.75         02/01/2014       183,666
  140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT LAMBEAU FIELD
           RENOVATION PROJECT A (SALES TAX REVENUE LOC)                                        5.00         02/01/2019       147,633
   20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED SERIES A
           (HOUSING REVENUE LOC)                                                               6.15         12/01/2030        20,948
1,000,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE
           UNIVERSITY VILLAGE HOUSING INCORPORATED                                             5.00         04/01/2016     1,069,460
   10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                                  5.50         02/15/2021        10,464
  100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                                   5.15         04/01/2013       105,700
1,500,000  GREEN BAY WI REDEVELOPMENT AUTHORITY CONVENTION CENTER PROJECT SERIES A             5.25         06/01/2024     1,574,475
   20,000  GREEN BAY WI REDEVELOPMENT AUTHORITY BELLIN MEMORIAL HOSPITAL SERIES A              5.00         02/15/2013        20,820
  500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT+/-                         4.75         09/01/2033       497,085
  245,000  JOHNSON CREEK WI CDA                                                                4.65         12/01/2012       255,530
   10,000  JOHNSON CREEK WI CDA                                                                5.00         12/01/2016        10,488
  200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING REVENUE LOC)           6.00         11/20/2041       208,046
  180,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND PARK
           (HOUSING REVENUE LOC)                                                               5.40         02/20/2043       185,083
   40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES                            5.90         12/01/2008        40,049
1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT                             5.10         07/01/2022     1,061,260
2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS                                           5.13         08/01/2022     2,112,800
  470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B                      5.05         07/01/2019       490,257
  470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B                      5.15         07/01/2020       492,132
  470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B                      5.20         07/01/2021       493,133
  470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B                      5.30         07/01/2022       495,615
  470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B                      5.35         07/01/2023       496,301
  100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
           (COLLEGE & UNIVERSITY REVENUE LOC)                                                  4.20         10/01/2010       102,703
   95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                                 4.20         08/01/2011        97,641
  900,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECTS S.+/-                     3.53         09/01/2040       900,000
   40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT                   5.00         12/01/2018        40,418
  100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
           (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                          4.20         12/01/2007       101,050
  125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT
           (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                                          4.30         12/01/2008       126,315
   35,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                                    4.70         06/01/2009        35,368
  500,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A              5.75         08/01/2035       501,965
1,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A                         4.60         08/01/2022     1,017,650
1,000,000  NEENAH WI CDA SERIES A                                                              5.13         12/01/2023     1,063,140
   70,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE GLEN SERIES
           A^                                                                                  6.01         05/01/2006        68,614
   65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING APPLE GLEN SERIES
           A^                                                                                  6.01         11/01/2006        61,860

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                                   INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$  45,000  OAKFIELD WI CDA                                                                     4.20%        12/01/2006   $    45,324
   50,000  OAKFIELD WI CDA                                                                     4.40         12/01/2008        51,005
  350,000  OAKFIELD WI CDA                                                                     5.40         12/01/2021       368,091
  100,000  OCONTO FALLS WI CDA                                                                 4.15         06/01/2007       101,213
  150,000  OCONTO FALLS WI CDA                                                                 4.15         06/01/2008       152,844
  150,000  OCONTO FALLS WI CDA                                                                 4.05         06/01/2009       153,202
  135,000  OCONTO FALLS WI CDA                                                                 4.60         06/01/2014       138,812
  175,000  OCONTO FALLS WI CDA                                                                 4.65         06/01/2015       179,903
  200,000  OCONTO FALLS WI CDA                                                                 4.90         06/01/2018       208,080
  210,000  ONALASKA WI CDA                                                                     5.30         06/01/2015       215,239
  200,000  OSCEOLA WI RDA                                                                      4.65         12/01/2010       206,604
  325,000  OSCEOLA WI RDA                                                                      4.75         12/01/2011       337,308
  350,000  OSCEOLA WI RDA                                                                      5.15         12/01/2015       366,023
  430,000  OSCEOLA WI RDA                                                                      5.38         12/01/2020       450,713
   50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
           (HOUSING REVENUE LOC)                                                               5.90         06/01/2024        51,115
   10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
           (SALES TAX REVENUE LOC)+/-                                                          5.65         03/13/2007        10,376
   50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT CAPITAL APPRECIATION
           (LEASE REVENUE LOC)^                                                                4.29         12/15/2016        31,406
   15,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN SERIES B
           (SALES TAX REVENUE LOC)                                                             5.00         12/15/2006        15,246
  250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN SERIES B
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2009       269,112
1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN SERIES B
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2015     1,706,020
1,635,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR LIEN SERIES B
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2016     1,794,102
   70,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2015        78,996
  280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2018       320,006
  195,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
           (SALES TAX REVENUE LOC)                                                             5.50         12/15/2021       225,496
   35,000  ST. CROIX FALLS WI CDA                                                              3.65         12/01/2007        34,973
   20,000  ST. CROIX FALLS WI CDA                                                              4.00         12/01/2007        20,252
  135,000  ST. CROIX FALLS WI CDA                                                              4.13         12/01/2008       137,782
  120,000  ST. CROIX FALLS WI CDA                                                              4.40         12/01/2011       125,106
   80,000  ST. CROIX FALLS WI CDA                                                              4.50         12/01/2011        81,774
  160,000  ST. CROIX FALLS WI CDA                                                              4.50         12/01/2012       167,299
   90,000  ST. CROIX FALLS WI CDA                                                              4.85         12/01/2014        93,107
   50,000  STURTEVANT WI CDA                                                                   3.55         12/01/2009        50,005
   75,000  STURTEVANT WI CDA                                                                   4.60         12/01/2010        76,735
  110,000  STURTEVANT WI CDA                                                                   4.80         12/01/2012       112,532
  300,000  STURTEVANT WI CDA                                                                   4.40         12/01/2015       306,450
   25,000  SUN PRAIRIE WI CDA SERIES B                                                         5.00         02/01/2012        26,276
   95,000  SUN PRAIRIE WI CDA SERIES B                                                         5.10         02/01/2013        99,913
  105,000  SUN PRAIRIE WI CDA SERIES B                                                         5.20         02/01/2014       110,622
  750,000  VERONA WI CDA                                                                       5.38          12/01/2022      790,440

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                                   INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN (CONTINUED)
$  50,000  WATERFORD WI CDA                                                                    5.35%        10/01/2014    $   53,630
   95,000  WATERFORD WI CDA                                                                    5.80         10/01/2023       103,746
  240,000  WATERTOWN WI CDA SERIES A                                                           5.00         05/01/2018       245,530
   50,000  WATERTOWN WI CDA SERIES B                                                           4.25         05/01/2008        50,791
  500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT+/-SS.                 4.80         03/01/2034       500,400
  590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT+/-                       5.00         12/01/2027       596,201
  410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT SERIES A
           (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.00         06/20/2021       430,176
   10,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT                           7.25         06/01/2020        10,721
  100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT                           7.50         06/01/2035       106,597
  100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE SERIES
           A^                                                                                  5.51         11/01/2006        95,557
  105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE SERIES
           A^                                                                                  5.66         05/01/2007        97,455
  100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING HAWTHORNE SERIES
           A^                                                                                  5.66         11/01/2007        90,260
   45,000  WAUWATOSA WI RDA (LEASE REVENUE LOC)                                                5.65         12/01/2016        47,042
   85,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-                                     4.00         11/01/2009        84,999
   65,000  WEST ALLIS WI CDA MFHR VETERANS PARK PROJECT+/-                                     4.30         11/01/2010        65,510
  220,000  WESTON WI CDA                                                                       4.25         10/01/2013       226,591
  720,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                                        5.25         10/01/2020       781,438
3,360,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX REVENUE LOC)^             4.80         12/15/2030     1,028,496
  220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR DEDICATED SERIES A
           (TAX REVENUE LOC)^                                                                  4.60         12/15/2021       106,469
   25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                        5.25         12/15/2013        27,455
  210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                        5.25         12/15/2015       232,147
  465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                        5.25         12/15/2016       517,508
  240,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                        5.25         12/15/2018       269,328
  105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)                        5.25         12/15/2019       118,332
   80,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
           (OTHER REVENUE, FIRST SECURITY BANK LOC)                                            5.25         12/15/2027        89,590
   40,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES B                                 5.70         12/15/2006        41,305
   65,000  WISCONSIN DELLS CDA SERIES A                                                        4.65         09/01/2014        66,921
   70,000  WISCONSIN DELLS CDA SERIES A                                                        4.80         09/01/2015        72,370
   75,000  WISCONSIN DELLS CDA SERIES A                                                        4.90         09/01/2016        77,716
   80,000  WISCONSIN DELLS CDA SERIES A                                                        5.00         09/01/2017        83,072
  155,000  WISCONSIN HFA REVENUE (HOUSING REVENUE LOC)                                         6.10         12/01/2017       171,807
1,000,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                         4.70         11/01/2025     1,005,200
1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E                         4.90         11/01/2035     1,760,307

                                                                                                                          38,977,901
                                                                                                                          ----------

TOTAL MUNICIPAL BONDS & NOTES (COST $56,851,748)                                                                          57,992,312
                                                                                                                          ----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

   WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL  SECURITY NAME                                                                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 1.60%

COMMERCIAL PAPER - 1.60%
$ 950,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO                                             3.55%        01/26/2006   $   950,000

TOTAL SHORT-TERM INVESTMENTS (COST $950,000)                                                                                 950,000
                                                                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $57,801,748)*                        99.07%                                                                        $58,942,312
OTHER ASSETS AND LIABILITIES, NET           0.93                                                                             553,008
                                          ------                                                                         -----------
TOTAL NET ASSETS                          100.00%                                                                        $59,495,320
                                          ======                                                                         ===========

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

           STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              INTERMEDIATE TAX-FREE
                                                                                                                               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................................................          $  78,016,483
   INVESTMENTS IN AFFILIATES ...............................................................................                885,208
                                                                                                                      -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................................................             78,901,691
                                                                                                                      -------------
   CASH ....................................................................................................                      0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ........................................................                  9,453
   RECEIVABLE FOR FUND SHARES ISSUED .......................................................................                303,390
   RECEIVABLE FOR INVESTMENTS SOLD .........................................................................                      0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................................................                988,480
                                                                                                                      -------------
TOTAL ASSETS ...............................................................................................             80,203,014
                                                                                                                      -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ........................................................................                 16,540
   PAYABLE FOR INVESTMENTS PURCHASED .......................................................................                353,748
   DIVIDENDS PAYABLE .......................................................................................                248,478
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................................................                 31,146
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .................................................                 21,150
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ............................................................                      0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................................................                  4,788
                                                                                                                      -------------
TOTAL LIABILITIES ..........................................................................................                675,850
                                                                                                                      -------------
TOTAL NET ASSETS ...........................................................................................          $  79,527,164
                                                                                                                      =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................................................................................          $  79,089,722
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................................................                 (1,000)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................                 (9,697)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
     ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..............................................                461,889
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................................................                (13,750)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND SHORT SALES .................                      0
                                                                                                                      -------------
TOTAL NET ASSETS ...........................................................................................          $  79,527,164
                                                                                                                      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ....................................................................................                    N/A
   SHARES OUTSTANDING - CLASS A ............................................................................                    N/A
   NET ASSET VALUE PER SHARE - CLASS A .....................................................................                    N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ..............................................................                    N/A
   NET ASSETS - CLASS B ....................................................................................                    N/A
   SHARES OUTSTANDING - CLASS B ............................................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..................................................                    N/A
   NET ASSETS - CLASS C ....................................................................................                    N/A
   SHARES OUTSTANDING - CLASS C ............................................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..................................................                    N/A
   NET ASSETS - ADMINISTRATOR CLASS ........................................................................                    N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ................................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ......................................                    N/A
   NET ASSETS - ADVISOR CLASS ..............................................................................                    N/A
   SHARES OUTSTANDING - ADVISOR CLASS ......................................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ............................................                    N/A
   NET ASSETS - INSTITUTIONAL CLASS ........................................................................                    N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ................................................................                    N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ......................................                    N/A
   NET ASSETS - INVESTOR CLASS .............................................................................          $  79,527,164
   SHARES OUTSTANDING - INVESTOR CLASS .....................................................................              7,437,999
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...........................................          $       10.69
                                                                                                                      -------------
INVESTMENTS AT COST ........................................................................................          $  78,439,802
                                                                                                                      =============


(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       MUNICIPAL    SHORT-TERM MUNICIPAL       ULTRA SHORT-TERM  WISCONSIN TAX-FREE
                                                       BOND FUND               BOND FUND  MUNICIPAL INCOME FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................  $372,213,055            $658,122,195           $652,278,086         $58,942,312
   INVESTMENTS IN AFFILIATES .....................     4,128,067               1,020,670              3,233,196                   0
                                                    ------------            ------------           ------------         -----------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST
   BELOW) ........................................   376,341,122             659,142,865            655,511,282          58,942,312
                                                    ------------            ------------           ------------         -----------
   CASH ..........................................             0                       0                      0              49,244
   VARIATION MARGIN RECEIVABLE ON FUTURES
     CONTRACTS ...................................        49,219                  19,219                  5,859              13,594
   RECEIVABLE FOR FUND SHARES ISSUED .............        24,171               1,108,927                481,357              67,162
   RECEIVABLE FOR INVESTMENTS SOLD ...............     2,095,813                 392,804              1,486,720                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ........     4,377,056               7,180,853              6,337,304             695,320
                                                    ------------            ------------           ------------         -----------
TOTAL ASSETS .....................................   382,887,381             667,844,668            663,822,522          59,767,632
                                                    ------------            ------------           ------------         -----------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..............        61,348               1,114,015                370,163              15,115
   PAYABLE FOR INVESTMENTS PURCHASED .............     2,062,714               2,804,438                      0              22,502
   DIVIDENDS PAYABLE .............................     1,475,800               2,091,867              1,945,505             189,096
   PAYABLE TO INVESTMENT ADVISOR AND
     AFFILIATES (NOTE 3) .........................       185,365                 289,410                296,288              18,770
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER
     SERVICING AGENT .............................       103,588                 157,301                116,656              18,612
   PAYABLE FOR INTEREST RATE SWAPS/SPREAD
     LOCKS .......................................             0                  11,716                 27,337                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ........           135                  90,065                112,590               8,217
                                                    ------------            ------------           ------------         -----------
TOTAL LIABILITIES ................................     3,888,950               6,558,812              2,868,539             272,312
                                                    ------------            ------------           ------------         -----------
TOTAL NET ASSETS .................................  $378,998,431            $661,285,856           $660,953,983         $59,495,320
                                                    ============            ============           ============         ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................  $378,485,740            $675,161,007           $740,322,615         $58,258,187
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....            (1)                  7,439                 17,359                  47
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
     INVESTMENTS .................................   (14,253,031)            (13,083,853)           (76,151,809)            129,919
   NET UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ...........    14,916,381                (729,228)            (3,219,025)          1,140,564
   NET UNREALIZED APPRECIATION (DEPRECIATION)
     OF FUTURES ..................................      (150,658)                (57,793)                12,180             (33,397)
   NET UNREALIZED APPRECIATION (DEPRECIATION)
     OF OPTIONS, SWAP AGREEMENTS, AND SHORT
     SALES .......................................             0                 (11,716)               (27,337)                  0
                                                    ------------            ------------           ------------         -----------
TOTAL NET ASSETS .................................  $378,998,431            $661,285,856           $660,953,983         $59,495,320
                                                    ------------            ------------           ------------         -----------

COMPUTATION OF NET ASSET VALUE AND OFFERING
   PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..........................  $134,408,580                     N/A                    N/A                 N/A
   SHARES OUTSTANDING - CLASS A ..................    14,101,727                     N/A                    N/A                 N/A
   NET ASSET VALUE PER SHARE - CLASS A ...........  $       9.53                     N/A                    N/A                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ....  $       9.98(2)                  N/A                    N/A                 N/A
   NET ASSETS - CLASS B ..........................  $ 20,688,091                     N/A                    N/A                 N/A
   SHARES OUTSTANDING - CLASS B ..................     2,171,275                     N/A                    N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS B .............................  $       9.53                     N/A                    N/A                 N/A
   NET ASSETS - CLASS C ..........................  $  1,996,490            $  5,808,574                    N/A         $ 3,006,889
   SHARES OUTSTANDING - CLASS C ..................       209,531                 593,919                    N/A             285,215
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - CLASS C .............................  $       9.53            $       9.78                    N/A         $     10.54
   NET ASSETS - ADMINISTRATOR CLASS ..............  $ 16,961,840                     N/A                    N/A                 N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ......     1,780,181                     N/A                    N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - ADMINISTRATOR CLASS .................  $       9.53                     N/A                    N/A                 N/A
   NET ASSETS - ADVISOR CLASS ....................           N/A                     N/A           $ 16,107,610                 N/A
   SHARES OUTSTANDING - ADVISOR CLASS ............           N/A                     N/A              3,373,218                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - ADVISOR CLASS .......................           N/A                     N/A           $       4.78                 N/A
   NET ASSETS - INSTITUTIONAL CLASS ..............           N/A                     N/A           $166,171,645                 N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ......           N/A                     N/A             34,806,218                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - INSTITUTIONAL CLASS .................           N/A                     N/A           $       4.77                 N/A
   NET ASSETS - INVESTOR CLASS ...................  $204,943,430            $655,477,282           $478,674,728         $56,488,431
   SHARES OUTSTANDING - INVESTOR CLASS ...........    21,509,158              66,955,103            100,246,862           5,358,000
   NET ASSET VALUE AND OFFERING PRICE PER
     SHARE - INVESTOR CLASS ......................  $       9.53            $       9.79           $       4.77         $     10.54
                                                    ------------            ------------           ------------         -----------
INVESTMENTS AT COST ..............................  $361,424,741            $659,872,093           $658,730,307         $57,801,748
                                                    ============            ============           ============         ===========

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                                     STATEMENTS OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              INTERMEDIATE TAX-FREE
                                                                                                                               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ................................................................................................            $ 1,542,689
   INCOME FROM AFFILIATED SECURITIES .......................................................................                 46,930
                                                                                                                        -----------
TOTAL INVESTMENT INCOME ....................................................................................              1,589,619
                                                                                                                        -----------
EXPENSES
   ADVISORY FEES ...........................................................................................                157,665
ADMINISTRATION FEES
     FUND LEVEL ............................................................................................                197,082
     CLASS A ...............................................................................................                    N/A
     CLASS B ...............................................................................................                    N/A
     CLASS C ...............................................................................................                    N/A
     ADMINISTRATOR CLASS ...................................................................................                    N/A
     ADVISOR CLASS .........................................................................................                    N/A
     INSTITUTIONAL CLASS ...................................................................................                    N/A
     INVESTOR CLASS ........................................................................................                    N/A
   CUSTODY FEES ............................................................................................                  7,883
   SHAREHOLDER SERVICING FEES ..............................................................................                 98,541
   ACCOUNTING FEES .........................................................................................                 12,594
DISTRIBUTION FEES (NOTE 3)
     CLASS B ...............................................................................................                    N/A
     CLASS C ...............................................................................................                    N/A
   PROFESSIONAL FEES .......................................................................................                 14,013
   REGISTRATION FEES .......................................................................................                 11,536
   SHAREHOLDER REPORTS .....................................................................................                  1,897
   TRUSTEES' FEES ..........................................................................................                  4,183
   OTHER FEES AND EXPENSES .................................................................................                  3,536
                                                                                                                        -----------
TOTAL EXPENSES .............................................................................................                508,930
                                                                                                                        -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................................................               (213,308)
   NET EXPENSES ............................................................................................                295,622
                                                                                                                        -----------
NET INVESTMENT INCOME (LOSS) ...............................................................................              1,293,997
                                                                                                                        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
-----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........................................                 18,878
   FUTURES TRANSACTIONS ....................................................................................                 97,882
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................................................                      0
                                                                                                                        -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................................................                116,760
                                                                                                                        -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........................................               (794,836)
   FUTURES TRANSACTIONS ....................................................................................                  2,742
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................................................                      0
                                                                                                                        -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................................               (792,094)
                                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................................................               (675,334)
                                                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................................                618,663
                                                                                                                        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                         MUNICIPAL  SHORT-TERM MUNICIPAL       ULTRA SHORT-TERM  WISCONSIN TAX-FREE
                                                         BOND FUND             BOND FUND  MUNICIPAL INCOME FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................  $ 9,668,364           $13,080,901            $12,444,598         $ 1,299,720
   INCOME FROM AFFILIATED SECURITIES ................      139,473               226,458                183,963                 127
                                                       -----------           -----------            -----------         -----------
TOTAL INVESTMENT INCOME .............................    9,807,837            13,307,359             12,628,561           1,299,847
                                                       -----------           -----------            -----------         -----------
EXPENSES
   ADVISORY FEES ....................................      777,781             1,317,951              1,358,236             120,067
ADMINISTRATION FEES
     FUND LEVEL .....................................       97,223               170,079                175,834              15,008
     CLASS A ........................................      196,366                   N/A                    N/A                 N/A
     CLASS B ........................................       30,685                   N/A                    N/A                 N/A
     CLASS C ........................................        2,874                 8,225                    N/A               4,116
     ADMINISTRATOR CLASS ............................        8,821                   N/A                    N/A                 N/A
     ADVISOR CLASS ..................................          N/A                   N/A                 25,151                 N/A
     INSTITUTIONAL CLASS ............................          N/A                   N/A                 62,505                 N/A
     INVESTOR CLASS .................................      465,785             1,346,329              1,190,495             128,461
   CUSTODY FEES .....................................       38,889                68,032                 70,334               6,003
   SHAREHOLDER SERVICING FEES .......................      486,113               850,396                683,842              75,042
   ACCOUNTING FEES ..................................       33,148                34,606                 39,953              15,104
DISTRIBUTION FEES (NOTE 3)
     CLASS B ........................................       82,191                   N/A                    N/A                 N/A
     CLASS C ........................................        7,697                26,821                    N/A              11,024
   PROFESSIONAL FEES ................................       13,305                16,876                 39,865              14,346
   REGISTRATION FEES ................................       41,471                51,336                 20,605              15,719
   SHAREHOLDER REPORTS ..............................       10,528                 8,723                  8,584               2,219
   TRUSTEES' FEES ...................................        4,183                 4,183                  4,183               4,183
   OTHER FEES AND EXPENSES ..........................        7,989                16,927                 17,855               3,561
                                                       -----------           -----------            -----------         -----------
TOTAL EXPENSES ......................................    2,305,049             3,920,484              3,697,442             414,853
                                                       -----------           -----------            -----------         -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....     (644,041)           (1,635,643)            (1,429,253)           (178,802)
   NET EXPENSES .....................................    1,661,008             2,284,841              2,268,189             236,051
                                                       -----------           -----------            -----------         -----------
NET INVESTMENT INCOME (LOSS) ........................    8,146,829            11,022,518             10,360,372           1,063,796
                                                       -----------           -----------            -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
-----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ...........................    4,800,074              (354,436)                10,447             198,632
   FUTURES TRANSACTIONS .............................      400,431               427,505                123,413              75,902
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ...................................            0                (7,440)               (17,359)                  0
                                                       -----------           -----------            -----------         -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........    5,200,505                65,629                116,501             274,534
                                                       -----------           -----------            -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ...........................   (8,232,772)           (3,000,996)               (14,262)           (942,393)
   FUTURES TRANSACTIONS .............................       94,079               (14,364)                10,051             (36,749)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS ...................................            0                 3,137                  7,321                   0
                                                       -----------           -----------            -----------         -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ....................   (8,138,693)           (3,012,223)                 3,110            (979,142)
                                                       -----------           -----------            -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ......................................   (2,938,188)           (2,946,594)               119,611            (704,608)
                                                       -----------           -----------            -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................    5,208,641             8,075,924             10,479,983             359,188
                                                       ===========           ===========            ===========         ===========

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        INTERMEDIATE TAX-FREE FUND
                                                                         ----------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE            FOR THE
                                                                         DECEMBER 31, 2005    PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $      71,869,518   $  41,936,160   $     50,889,570

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................           1,293,997       1,313,687          1,460,085
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................             116,760           1,696            980,438
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .....................................................            (792,094)        304,814             27,973
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......             618,663       1,620,197          2,468,496
                                                                         -----------------   -------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                 N/A             N/A                N/A
      CLASS B ........................................................                 N/A             N/A                N/A
      CLASS C ........................................................                 N/A             N/A                N/A
      ADMINISTRATOR CLASS ............................................                 N/A             N/A                N/A
      ADVISOR CLASS ..................................................                 N/A             N/A                N/A
      INSTITUTIONAL CLASS ............................................                 N/A             N/A                N/A
      INVESTOR CLASS .................................................          (1,294,997)     (1,313,687)        (1,460,085)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ........................................................                 N/A             N/A                N/A
      INVESTOR CLASS .................................................            (124,133)       (989,146)          (189,998)
                                                                         -----------------   -------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................          (1,419,130)     (2,302,833)        (1,650,083)
                                                                         -----------------   -------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ......................................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .................................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ......................................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ......................................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..........................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .........................                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....................                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...........................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS ................................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................                 N/A             N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...............                 N/A             N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..........................                 N/A             N/A                N/A
                                                                         -----------------   -------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................          23,702,053      45,150,430         20,110,367
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................           1,031,019       2,064,384          1,288,342
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................         (16,274,959)    (16,598,820)       (31,170,532)
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ...............................           8,458,113      30,615,994         (9,771,823)
                                                                         -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ................................................           8,458,113      30,615,994         (9,771,823)
                                                                         =================   =============   ================
NET INCREASE (DECREASE) IN NET ASSETS ................................           7,657,646      29,933,358         (8,953,410)
                                                                         =================   =============   ================
ENDING NET ASSETS ....................................................   $      79,527,164   $  71,869,518   $     41,936,160
                                                                         =================   =============   ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                           MUNICIPAL BOND FUND
                                                                         -------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE               FOR THE
                                                                         DECEMBER 31, 2005      YEAR ENDED            YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005(1)   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $     385,942,540   $ 185,717,499      $    209,152,456

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................           8,146,829       7,321,505             8,886,421
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................           5,200,505         225,875             6,653,844
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..          (8,138,693)      5,788,237             4,818,132
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......           5,208,641      13,335,617            20,358,397
                                                                         -----------------   -------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................          (2,940,254)     (1,414,872)                  N/A
      CLASS B ........................................................            (377,240)       (192,035)                  N/A
      CLASS C ........................................................             (35,377)        (16,377)                  N/A
      ADMINISTRATOR CLASS ............................................            (402,423)       (194,302)                  N/A
      ADVISOR CLASS ..................................................                 N/A             N/A                   N/A
      INSTITUTIONAL CLASS ............................................                 N/A             N/A                   N/A
      INVESTOR CLASS .................................................          (4,391,536)     (5,510,253)           (8,646,383)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ........................................................                   0               0                   N/A
      INVESTOR CLASS .................................................                   0               0                     0
                                                                         -----------------   -------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................          (8,146,830)     (7,327,839)           (8,646,383)
                                                                         -----------------   -------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................           1,773,679     143,520,248                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................           1,816,753       1,067,039                   N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................          (9,985,930)     (5,253,812)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ............................................          (6,395,498)    139,333,475                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................             110,037      24,029,831                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................             239,034         147,689                   N/A
   COST OF SHARES REDEEMED - CLASS B .................................          (2,170,893)      1,913,580)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ............................................          (1,821,822)     22,263,940                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................             120,141       1,998,718                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................              13,614           7,171                   N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................             (88,581)        (75,058)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ............................................              45,174       1,930,831                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........             162,776      18,102,663                   N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......             259,127         153,083                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............          (1,144,453)       (755,399)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ................................            (722,550)     17,500,347                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .........................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....................                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...........................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ......................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...............                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................          27,365,409      38,100,349            33,068,570
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................           2,824,417       4,914,422             6,941,940
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................         (25,301,050)    (29,826,101)          (75,157,481)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................           4,888,776      13,188,670           (35,146,971)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................          (4,005,920)    194,217,263           (35,146,971)
                                                                         =================   =============      ================
NET INCREASE (DECREASE) IN NET ASSETS ................................          (6,944,109)    200,225,041           (23,434,957)
                                                                         =================   =============      ================
ENDING NET ASSETS ....................................................   $     378,998,431   $ 385,942,540      $    185,717,499
                                                                         =================   =============      ================

                                                                                     SHORT-TERM MUNICIPAL BOND FUND
                                                                         -------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE               FOR THE
                                                                         DECEMBER 31, 2005    PERIOD ENDED            YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005      OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $     665,631,344   $ 491,431,831      $    647,193,229

   OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................          11,022,518      11,453,376            15,948,281
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................              65,629      (1,812,299)            4,341,410
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          (3,012,223)      1,849,826            (4,000,667)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......           8,075,924      11,490,903            16,289,024
                                                                         -----------------   -------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ........................................................                 N/A             N/A                   N/A
      CLASS B ........................................................                 N/A             N/A                   N/A
      CLASS C ........................................................             (82,816)       (103,386)              (86,856)
      ADMINISTRATOR CLASS ............................................                 N/A             N/A                   N/A
      ADVISOR CLASS ..................................................                 N/A             N/A                   N/A
      INSTITUTIONAL CLASS ............................................                 N/A             N/A                   N/A
      INVESTOR CLASS .................................................         (10,932,263)    (11,358,036)          (15,820,021)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ........................................................                   0          (3,105)                    0
      INVESTOR CLASS .................................................                   0        (203,063)                    0
                                                                         -----------------   -------------      ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................         (11,015,079)    (11,667,590)          (15,906,877)
                                                                         -----------------   -------------      ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B .................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................           1,539,466       1,745,736             4,888,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................               8,725          13,264                14,624
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................          (3,934,486)       (503,786)             (811,705)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ............................................          (2,386,295)      1,255,214             4,091,385
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .........................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....................                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...........................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ......................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................                 N/A             N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...............                 N/A             N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................         134,411,056     326,137,861           180,544,333
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................           6,723,862       9,968,691            12,329,519
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................        (140,154,956)   (162,985,566)         (353,108,782)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................             979,962     173,120,986          (160,234,930)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................          (1,406,333)    174,376,200          (156,143,545)
                                                                         =================   =============      ================
NET INCREASE (DECREASE) IN NET ASSETS ................................          (4,345,488)    174,199,513          (155,761,398)
                                                                         =================   =============      ================
ENDING NET ASSETS ....................................................   $     661,285,856   $ 665,631,344      $    491,431,831
                                                                         =================   =============      ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        INTERMEDIATE TAX-FREE FUND
                                                                         -------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE               FOR THE
                                                                         DECEMBER 31, 2005      YEAR ENDED            YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005      OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A
     (NOTE 1) ........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS B (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B
     (NOTE 1) ........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS C (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C
     (NOTE 1) ........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES-SOLD - ADVISOR CLASS .......................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ....                 N/A             N/A                   N/A
   SHARES REDEEMED - ADVISOR CLASS ...................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ........                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .............................................                 N/A             N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INVESTOR CLASS ......................................           2,211,552       4,194,532             1,842,637
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS ..................................................              96,356         192,054               118,832
   SHARES REDEEMED - INVESTOR CLASS ..................................          (1,519,834)     (1,542,201)           (2,875,997)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS .............................................................             788,074       2,844,385              (914,528)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................................             788,074       2,844,385              (914,528)
                                                                         =================   =============      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $          (1,000)  $           0      $              0
                                                                         =================   =============      ================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                            MUNICIPAL BOND FUND
                                                                         -------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE               FOR THE
                                                                         DECEMBER 31, 2005      YEAR ENDED            YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005(1)   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................             186,246      15,204,041                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A
     (NOTE 1) ........................................................             190,282         111,618                   N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ................................          (1,046,333)       (544,127)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............            (669,805)     14,771,532                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS B (NOTE 1) ....................................              11,514       2,546,815                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B
     (NOTE 1) ........................................................              25,047          15,451                   N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ................................            (227,559)       (199,993)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............            (190,998)      2,362,273                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS C (NOTE 1) ....................................              12,538         211,843                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C
     (NOTE 1) ........................................................               1,426             751                   N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ................................              (9,220)         (7,807)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............               4,744         204,787                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................              17,168       1,918,638                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS (NOTE 1) ....................................              27,150          16,014                   N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................            (120,285)        (78,504)                  N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................................             (75,967)      1,856,148                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES-SOLD - ADVISOR CLASS .......................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR
     CLASS ...........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - ADVISOR CLASS ...................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR
   CLASS .............................................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .............................................                 N/A             N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INVESTOR CLASS ......................................           2,866,388       4,010,664             3,647,332
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS ..................................................             295,962         517,614               770,158
   SHARES REDEEMED - INVESTOR CLASS ..................................          (2,651,902)     (3,137,417)           (8,348,482)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS .............................................................             510,448       1,390,861            (3,930,992)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................................            (421,578)     20,585,601            (3,930,992)
                                                                         =================   =============      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $              (1)  $           0      $              0
                                                                         =================   =============      ================

                                                                                    SHORT-TERM MUNICIPAL BOND FUND
                                                                         ----------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED         FOR THE               FOR THE
                                                                         DECEMBER 31, 2005      YEAR ENDED            YEAR ENDED
                                                                                (UNAUDITED)  JUNE 30, 2005      OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A
     (NOTE 1) ........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - CLASS A (NOTE 1) ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS B (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B
     (NOTE 1) ........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - CLASS C (NOTE 1) ....................................             157,242         177,865               499,022
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C
     (NOTE 1) ........................................................                 891           1,351                 1,492
   SHARES REDEEMED - CLASS C (NOTE 1) ................................            (401,755)        (51,306)              (82,897)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............            (243,622)        127,910               417,617
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS (NOTE 1) ....................................                 N/A             N/A                   N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ...............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES-SOLD - ADVISOR CLASS .......................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR
     CLASS ...........................................................                 N/A             N/A                   N/A
   SHARES REDEEMED - ADVISOR CLASS ...................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR
   CLASS .............................................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................                 N/A             N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .............................................                 N/A             N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ...............................................                 N/A             N/A                   N/A
                                                                         -----------------   -------------      ----------------
   SHARES SOLD - INVESTOR CLASS ......................................          13,706,443      33,234,323            18,382,476
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS ..................................................             685,982       1,014,228             1,256,394
   SHARES REDEEMED - INVESTOR CLASS ..................................         (14,292,272)    (16,593,553)          (35,958,466)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS .............................................................             100,153      17,654,998           (16,319,596)
                                                                         -----------------   -------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................................            (143,469)     17,782,908           (15,901,979)
                                                                         =================   =============      ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $           7,439   $           0      $              0
                                                                         =================   =============      ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              ULTRA SHORT-TERM
                                                                                            MUNICIPAL INCOME FUND
                                                                            ----------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED          FOR THE           FOR THE
                                                                            DECEMBER 31, 2005       YEAR ENDED        YEAR ENDED
                                                                                  (UNAUDITED)    JUNE 30, 2005  OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $    720,520,820  $ 1,210,601,847   $ 2,048,130,859

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................         10,360,372       15,742,696        32,001,829
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            116,501      (25,704,853)          610,471
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...              3,110       12,278,763       (12,696,177)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         10,479,983        2,316,606        19,916,123
                                                                            -----------------  ---------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................                N/A              N/A               N/A
      CLASS B ............................................................                N/A              N/A               N/A
      CLASS C ............................................................                N/A              N/A               N/A
      ADMINISTRATOR CLASS ................................................                N/A              N/A               N/A
      ADVISOR CLASS ......................................................           (252,319)        (424,774)         (859,393)
      INSTITUTIONAL CLASS ................................................         (2,518,697)      (3,672,762)       (9,053,087)
      INVESTOR CLASS .....................................................         (7,571,997)     (11,636,284)      (22,051,052)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................                N/A              N/A               N/A
      INVESTOR CLASS .....................................................                  0                0                 0
                                                                            -----------------  ---------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................        (10,343,013)     (15,733,820)      (31,963,532)
                                                                            -----------------  ---------------  ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - CLASS A .....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ..........................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B .....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................                N/A              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - CLASS C .....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ................................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................          2,277,202        3,306,623        30,807,808
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................            202,472          480,489           876,357
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................         (5,916,361)     (23,436,358)      (61,187,608)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADVISOR CLASS ...........................................         (3,436,687)     (19,649,246)      (29,503,443)
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................         82,773,919       62,020,702       207,187,383
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................          1,748,207        4,054,517         8,894,453
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................        (63,241,835)    (207,821,707)     (500,840,530)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................         21,280,291     (141,746,488)     (284,758,694)
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................        111,599,559      167,581,924       566,058,985
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................          5,445,750       11,877,983        20,055,808
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................       (194,592,720)    (494,727,985)   (1,097,334,259)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INVESTOR CLASS ..........................................        (77,547,411)    (315,268,078)     (511,219,466)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................        (59,703,807)    (476,663,812)     (825,481,603)
                                                                            =================  ===============  ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................        (59,566,837)    (490,081,027)     (837,529,012)
                                                                            =================  ===============  ================
ENDING NET ASSETS ........................................................   $    660,953,983  $   720,520,820   $ 1,210,601,847
                                                                            =================  ===============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           WISCONSIN TAX-FREE FUND
                                                                            ----------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED          FOR THE           FOR THE
                                                                            DECEMBER 31, 2005       YEAR ENDED        YEAR ENDED
                                                                                  (UNAUDITED)    JUNE 30, 2005  OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $     56,230,849  $    50,489,182     $  70,197,973

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................          1,063,796        1,328,914         2,254,020
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            274,534           12,052           776,143
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...           (979,142)         303,821           (75,581)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........            359,188        1,644,787         2,954,582
                                                                            -----------------  ---------------  ----------------
DISTRIBUTIONS TO SHAREOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................                N/A              N/A               N/A
      CLASS B ............................................................                N/A              N/A               N/A
      CLASS C ............................................................            (41,607)         (46,424)          (75,049)
      ADMINISTRATOR CLASS ................................................                N/A              N/A               N/A
      ADVISOR CLASS ......................................................                N/A              N/A               N/A
      INSTITUTIONAL CLASS ................................................                N/A              N/A               N/A
      INVESTOR CLASS .....................................................         (1,022,187)      (1,282,490)       (2,178,972)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................             (7,397)         (35,233)          (11,364)
      INVESTOR CLASS .....................................................           (139,667)        (732,293)         (262,140)
                                                                            -----------------  ---------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................         (1,210,858)      (2,096,440)       (2,527,525)
                                                                            -----------------  ---------------  ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - CLASS A .....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B .....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................            844,888          341,727           122,115
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................             41,067           80,740            75,131
   COST OF SHARES REDEEMED - CLASS C .....................................           (421,836)        (198,915)         (541,756)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ................................................            464,119          223,552          (344,510)
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................                N/A              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ..........................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................                N/A              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                N/A              N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................                N/A              N/A               N/A
                                                                            -----------------  ---------------  ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................         11,386,252       17,285,512        14,623,995
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................            847,161        1,889,879         2,176,655
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................         (8,581,391)     (13,205,623)      (36,591,988)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .........................................          3,652,022        5,969,768       (19,791,338)
                                                                            -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...........................................................         4,116,141        6,193,320       (20,135,848)
                                                                            =================  ===============  ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................          3,264,471        5,741,667       (19,708,791)
                                                                            =================  ===============  ================
ENDING NET ASSETS ........................................................   $     59,495,320  $    56,230,849     $  50,489,182
                                                                            =================  ===============  ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               ULTRA SHORT-TERM
                                                                                             MUNICIPAL INCOME FUND
                                                                            ----------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED         FOR THE            FOR THE
                                                                            DECEMBER 31, 2005      YEAR ENDED         YEAR ENDED
                                                                                  (UNAUDITED)   JUNE 30, 2005   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS A ............................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - CLASS B ................................................                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS B ............................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - CLASS C ................................................                 N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS C ............................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - ADMINISTRATOR  CLASS ...................................                 N/A             N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..........................................             477,194         689,606          6,340,604
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......              42,413         100,297            180,648
   SHARES REDEEMED - ADVISOR CLASS ......................................          (1,239,896)     (4,894,028)       (12,599,184)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........            (720,289)     (4,104,125)        (6,077,932)
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS. ...................................          17,338,835      12,948,484         42,671,557
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .             366,343         846,463          1,833,356
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................         (13,246,079)    (43,400,757)      (103,146,865)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....           4,459,099     (29,605,810)       (58,641,952)
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .........................................          23,374,852      34,997,558        116,681,323
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......           1,141,181       2,479,411          4,134,818
   SHARES REDEEMED - INVESTOR CLASS .....................................         (40,771,841)   (103,330,570)      (226,110,703)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........         (16,255,808)    (65,853,601)      (105,294,562)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE  TRANSACTIONS ..........................................         (12,516,998)    (99,563,536)      (170,014,446)
                                                                            =================   =============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $          17,359   $           0   $              0
                                                                            =================   =============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                            WISCONSIN TAX-FREE FUND
                                                                            ----------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED         FOR THE            FOR THE
                                                                            DECEMBER 31, 2005      YEAR ENDED         YEAR ENDED
                                                                                  (UNAUDITED)   JUNE 30, 2005   OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS A ............................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - CLASS B ................................................                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS B ............................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - CLASS C ................................................              79,944          32,171             11,389
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............               3,890           7,598              7,032
   SHARES REDEEMED - CLASS C ............................................             (40,110)        (18,678)           (50,936)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................              43,724          21,091            (32,515)
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - ADMINISTRATOR  CLASS ...................................                 N/A             N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..........................................                 N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......                 N/A             N/A                N/A
   SHARES REDEEMED - ADVISOR CLASS ......................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS. ...................................                 N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .                 N/A             N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....                 N/A             N/A                N/A
                                                                            -----------------   -------------   ----------------
   SHARES SOLD - INVESTOR CLASS .........................................           1,075,899       1,624,544          1,365,743
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......              80,182         177,810            203,625
   SHARES REDEEMED - INVESTOR CLASS .....................................            (813,717)     (1,241,946)        (3,427,293)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........             342,364         560,408         (1,857,925)
                                                                            -----------------   -------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE  TRANSACTIONS ..........................................             386,088         581,499         (1,890,440)
                                                                            =================   =============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $              47   $          45   $              0
                                                                            =================   =============   ================

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                         BEGINNING          NET             AND     DISTRIBUTIONS
                                                                         NET ASSET   INVESTMENT      UNREALIZED          FROM NET
                                                                         VALUE PER       INCOME  GAIN (LOSS) ON        INVESTMENT
                                                                             SHARE       (LOSS)     INVESTMENTS            INCOME
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $10.81         0.18          (0.10)             (0.18)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................      $11.02         0.24           0.03              (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................      $10.78         0.39           0.29              (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................      $10.48         0.41           0.30              (0.41)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................      $10.25         0.45           0.26              (0.45)
JULY 31, 2001(5) TO OCTOBER 31, 2001 .................................      $10.00         0.11           0.25              (0.11)

MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.60         0.20          (0.07)             (0.20)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................      $ 9.43         0.09           0.17              (0.09)

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.60         0.17          (0.07)             (0.17)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................      $ 9.43         0.08           0.17              (0.08)

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.60         0.17          (0.07)             (0.17)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................      $ 9.43         0.08           0.17              (0.08)

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.60         0.22          (0.07)             (0.22)
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ................................      $ 9.43         0.10           0.17              (0.10)

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.60         0.20          (0.07)             (0.20)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................      $ 9.47         0.27           0.13              (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................      $ 8.89         0.42           0.58              (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................      $ 8.73         0.39           0.17              (0.40)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................      $ 8.89         0.37          (0.16)             (0.37)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................................      $ 8.58         0.41           0.31              (0.41)

SHORT-TERM MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.82         0.12          (0.04)             (0.12)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................      $ 9.84         0.13          (0.02)             (0.13)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................      $ 9.83         0.19           0.01              (0.19)
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..............................      $ 9.79         0.16           0.04              (0.16)

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 9.83         0.16          (0.04)             (0.16)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................      $ 9.85         0.20          (0.02)             (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................      $ 9.83         0.31           0.02              (0.31)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................      $ 9.72         0.35           0.11              (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................      $ 9.78         0.40          (0.06)             (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .................................      $ 9.62         0.44           0.16              (0.44)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ........................      $ 4.77         0.07           0.01              (0.07)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .................................      $ 4.83         0.07          (0.06)             (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................................      $ 4.87         0.08          (0.04)             (0.08)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................................      $ 4.88         0.10          (0.01)             (0.10)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................................      $ 4.94         0.14          (0.06)             (0.14)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001                                        $ 4.94         0.18          (0.00)(6)          (0.18)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET     NET ASSET   -----------------------------------------------
                                                          REALIZED     VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                             GAINS         SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....           (0.02)       $10.69             3.28%      1.29%     (0.54)%      0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............           (0.24)       $10.81             3.32%      1.21%     (0.62)%      0.59%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............           (0.05)       $11.02             3.60%      1.15%     (0.66)%      0.49%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00        $10.78             3.76%      1.16%     (0.73)%      0.43%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............           (0.03)       $10.48             4.20%      1.43%     (1.36)%      0.07%
JULY 31, 2001(5) TO OCTOBER 31, 2001 .............            0.00        $10.25             4.30%      4.51%     (4.50)%      0.01%

MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.53             4.19%      1.06%     (0.21)%      0.85%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00        $ 9.60             4.48%      1.08%     (0.23)%      0.85%

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.53             3.44%      1.81%     (0.21)%      1.60%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00        $ 9.60             3.74%      1.83%     (0.23)%      1.60%

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.53             3.45%      1.81%     (0.21)%      1.60%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00        $ 9.60             3.73%      1.83%     (0.23)%      1.60%

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.53             4.56%      0.88%     (0.40)%      0.48%
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ............            0.00        $ 9.60             4.87%      0.90%     (0.44)%      0.46%

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.53             4.24%      1.23%     (0.43)%      0.80%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00        $ 9.60             4.32%      0.98%     (0.18)%      0.80%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00        $ 9.47             4.72%      0.84%     (0.03)%      0.81%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00        $ 8.89             4.40%      0.81%      0.00%       0.81%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00        $ 8.73             4.23%      1.08%      0.00%       1.08%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00        $ 8.89             4.80%      0.95%     (0.03)%      0.92%

SHORT-TERM MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.78             2.32%      1.73%     (0.14)%      1.59%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00(6)     $ 9.82             1.98%      1.78%     (0.05)%      1.73%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00        $ 9.84             1.96%      1.82%     (0.03)%      1.79%
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ..........            0.00        $ 9.83             2.05%      1.91%     (0.03)%      1.88%

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 9.79             3.25%      1.15%     (0.49)%      0.66%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00(6)     $ 9.83             3.07%      0.87%     (0.21)%      0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00        $ 9.85             3.12%      0.69%     (0.03)%      0.66%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00        $ 9.83             3.57%      0.64%      0.00%       0.64%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00        $ 9.72             4.07%      0.61%      0.00%       0.61%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00        $ 9.78             4.54%      0.62%      0.00%       0.62%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ....            0.00        $ 4.78             2.81%      1.02%     (0.24)%      0.78%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .............            0.00        $ 4.77             2.23%      1.14%     (0.10)%      1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............            0.00        $ 4.83             1.72%      1.17%     (0.05)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............            0.00        $ 4.87             1.90%      1.11%      0.00%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............            0.00        $ 4.88             2.71%      1.11%      0.00%       1.11%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............            0.00        $ 4.94             3.15%      1.11%      (0.01)%     1.10%

                                                                           Portfolio     Net Assets at
                                                                   Total    Turnover     End of Period
                                                               Return(2)     Rate(3)   (000's Omitted)
------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------------------------------
INVESTOR CLASS .............................................        0.70%         51%        $  79,527
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        2.56%         57%        $  71,870
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        6.44%         95%        $  41,936
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        6.84%        190%        $  50,890
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        7.10%        225%        $  33,654
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        3.60%        115%        $   2,005
JULY 31, 2001(5) TO OCTOBER 31, 2001

MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.39%         71%        $ 134,409
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ......................        2.82%         68%        $ 141,868

CLASS B
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.01%         71%        $  20,688
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ......................        2.65%         68%        $  22,680

CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.01%         71%        $   1,996
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ......................        2.65%         68%        $   1,966

ADMINISTRATOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.58%         71%        $  16,962
APRIL 11, 2005(5) TO JUNE 30, 2005(4) ......................        2.90%         68%        $  17,821

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.41%         71%        $ 204,943
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        4.31%         68%        $ 201,608
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................       11.52%        100%        $ 185,717
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        6.52%        121%        $ 209,152
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        2.44%         95%        $ 243,289
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .......................        8.62%        118%        $ 261,010

SHORT-TERM MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        0.77%         74%        $   5,809
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        1.16%         75%        $   8,228
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        2.08%         69%        $   6,982
JANUARY 31, 2003(5) TO OCTOBER 31, 2003 ....................        2.10%         84%        $   2,869

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.24%         74%        $ 655,477
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        1.87%         75%        $ 657,403
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        3.37%         69%        $ 484,450
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        4.82%         84%        $ 644,324
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        3.52%         68%        $ 592,996
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .......................        6.38%         74%        $ 504,661

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
ADVISOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.64%         82%        $  16,108
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        0.27%         47%        $  19,540
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        0.90%         72%        $  39,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        1.96%        128%        $  69,527
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        1.57%         76%        $  28,006
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .......................        3.74%         71%        $   8,218

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   NET REALIZED
                                                                        BEGINNING          NET              AND   DISTRIBUTIONS
                                                                        NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                                        VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                                            SHARE       (LOSS)      INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) .......................      $ 4.77         0.08             0.00           (0.08)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................      $ 4.83         0.09            (0.06)          (0.09)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................      $ 4.87         0.12            (0.04)          (0.12)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................      $ 4.87         0.13             0.01           (0.14)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................      $ 4.94         0.17            (0.07)          (0.17)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................................      $ 4.95         0.22            (0.01)          (0.22)

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) .......................      $ 4.77         0.07             0.00           (0.07)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................      $ 4.83         0.08            (0.06)          (0.08)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................      $ 4.87         0.10            (0.04)          (0.10)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................      $ 4.88         0.12             0.00           (0.13)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................      $ 4.94         0.15            (0.06)          (0.15)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................................      $ 4.95         0.21            (0.01)          (0.21)

WISCONSIN TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) .......................      $10.70         0.15            (0.13)          (0.15)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................      $10.80         0.21             0.06           (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................      $10.69         0.32             0.16           (0.32)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ............................      $10.60         0.26             0.09           (0.26)

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) .......................      $10.70         0.19            (0.13)          (0.19)
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ................................      $10.80         0.28             0.06           (0.28)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................................      $10.69         0.44             0.16           (0.44)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................................      $10.56         0.44             0.13           (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................................      $10.36         0.48             0.21           (0.48)
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ................................      $10.00         0.27             0.36           (0.27)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   ------------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ......            0.00      $ 4.77             3.23%      0.57%     (0.20)%      0.37%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00      $ 4.77             2.86%      0.47%     (0.06)%      0.41%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00      $ 4.83             2.45%      0.40%     (0.02)%      0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00      $ 4.87             2.69%      0.37%      0.00%       0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00      $ 4.87             3.45%      0.36%      0.00%       0.36%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............            0.00      $ 4.94             4.46%      0.34%      0.00%       0.34%

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ......            0.00      $ 4.77             2.87%      1.19%     (0.47)%      0.72%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............            0.00      $ 4.77             2.53%      0.90%     (0.14)%      0.76%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............            0.00      $ 4.83             2.11%      0.75%     (0.02)%      0.73%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00      $ 4.87             2.39%      0.70%      0.00%       0.70%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...............            0.00      $ 4.88             3.12%      0.69%      0.00%       0.69%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...............            0.00      $ 4.94             4.15%      0.66%      0.00%       0.66%

WISCONSIN TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ......           (0.03)     $10.54             2.83%      1.93%     (0.44)%      1.49%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)     $10.70             2.97%      2.07%     (0.58)%      1.49%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)     $10.80             3.00%      2.10%     (0.60)%      1.50%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...........            0.00      $10.69             2.71%      2.08%     (0.58)%      1.50%

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ......           (0.03)     $10.54             3.58%      1.35%     (0.60)%      0.75%
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) ...............           (0.16)     $10.70             3.96%      1.22%     (0.71)%      0.51%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...............           (0.05)     $10.80             4.09%      1.17%     (0.77)%      0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...............            0.00      $10.69             4.08%      1.13%     (0.82)%      0.31%
MBER 1, 2002 TO OCTOBER 31, 2003 ...................           (0.01)     $10.56             4.54%      1.14%     (0.09)%      0.05%
APRIL 6, 2001(5) TO OCTOBER 31, 2001 ...............            0.00      $10.36             4.71%      1.88%     (1.88)%      0.00%


                                                                           Portfolio     Net Assets at
                                                                   Total    Turnover     End of Period
                                                               Return(2)     Rate(3)   (000's Omitted)
------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND (CONTINUED)

INSTITUTIONAL CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.63%         82%     $    166,172
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        0.67%         47%     $    144,860
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        1.65%         72%     $    289,641
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        2.94%        128%     $    577,522
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        2.13%         76%     $    360,335
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .......................        4.36%         71%     $    425,300

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        1.46%         82%     $    478,675
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        0.44%         47%     $    556,121
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        1.30%         72%     $    881,337
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        2.38%        128%     $  1,401,082
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......................        1.99%         76%     $  1,256,332
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .......................        4.03%         71%     $  1,274,877

WISCONSIN TAX-FREE FUND
------------------------------------------------------------------------------------------------------
CLASS C
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        0.18%         63%     $      3,007
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        2.60%         24%     $      2,583
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        4.54%         17%     $      2,380
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...................        3.28%         54%     $      2,704

INVESTOR CLASS
JULY 1, 2005 TO DECEMBER 31, 2005 (UNAUDITED) ..............        0.55%         63%     $     56,488
NOVEMBER 1, 2004 TO JUNE 30, 2005(4) .......................        3.26%         24%     $     53,648
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......................        5.69%         17%     $     48,109
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......................        5.45%         54%     $     67,494
MBER 1, 2002 TO OCTOBER 31, 2003 ...........................        6.80%         95%     $     65,477
APRIL 6, 2001(5) TO OCTOBER 31, 2001 .......................        6.36%         54%     $     27,790

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS  NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as The ratio of Gross Expenses to indicated. Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   In 2005, the Fund changed its fiscal year end.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005. 72

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 21, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      Before Reorganization                  After Reorganization
                                         ------------------------------------------------   ---------------------
                                                           Target Funds                         Acquiring Fund
-----------------------------------------------------------------------------------------------------------------
                                               STRONG ADVISOR          STRONG MUNICIPAL     WELLS FARGO ADVANTAGE
Fund                                        MUNICIPAL BOND FUND           BOND FUND*         MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------
   CLASS A                                        17,359,479                        --            15,075,673
-----------------------------------------------------------------------------------------------------------------
   CLASS B                                         2,939,303                        --             2,538,733
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                           244,140                        --               211,801
-----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                   --                         --             1,914,770
-----------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                             2,212,401                        --                    --
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                        --                 20,630,262            20,630,262
-----------------------------------------------------------------------------------------------------------------
Net Asset:
-----------------------------------------------------------------------------------------------------------------
   CLASS A                                     $ 142,237,416                        --          $142,237,416
-----------------------------------------------------------------------------------------------------------------
   CLASS B                                        23,952,688                        --            23,952,688
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                         1,998,317                        --             1,998,317
-----------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                    --                        --            18,065,655
-----------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS(1)                         18,065,655                        --                    --
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                         --             $ 194,644,390           194,644,390
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $  15,977,592             $      14,379          $ 15,991,971
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                           --             $ (19,085,401)         $(19,085,401)
-----------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, the Institutional Class of the Strong Advisor Municipal Bond Fund merged into the Administrator Class of the WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND.

                                                    Before Reorganization                    After Reorganization
                                         ---------------------------------------------      ---------------------
                                                         Target Funds                           Acquiring Fund
-----------------------------------------------------------------------------------------------------------------
                                                                                            WELLS FARGO ADVANTAGE
                                           STRONG SHORT-TERM HIGH     STRONG SHORT-TERM          SHORT-TERM
Fund                                     YIELD MUNICIPAL BOND FUND   MUNICIPAL BOND FUND*    MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                                --                   816,728               816,728
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                                 14,793,422                54,049,649            68,311,827
-----------------------------------------------------------------------------------------------------------------
Net Asset:
-----------------------------------------------------------------------------------------------------------------
   CLASS C                                                --             $   7,995,461          $  7,995,461
-----------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                              $ 139,729,863               529,536,943           669,266,806
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)         $     546,423             $    (781,435)         $   (235,012)
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                $ (11,388,274)            $  (2,018,191)         $(13,406,465)
-----------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                         Acquiring Funds                                                 Target Funds
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND - INVESTOR CLASS   STRONG INTERMEDIATE MUNICIPAL BOND FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - ADVISOR CLASS                                 MUNICIPAL INCOME FUND ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS                     MUNICIPAL INCOME FUND INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                                                                              STRONG ULTRA SHORT-TERM
ULTRA SHORT-TERM MUNICIPAL INCOME FUND - INVESTOR CLASS                               MUNICIPAL INCOME FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - CLASS C                             STRONG WISCONSIN TAX-FREE FUND CLASS C
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND - INVESTOR CLASS               STRONG WISCONSIN TAX-FREE FUND INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2005.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2005, the following Fund(s) held futures contracts:

                                                                                                     Net Unrealized
                                                                                        Notional      Appreciation
Fund                             Contracts           Type           Expiration Date      Amount      (Depreciation)
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND        Short 55   US 10 YR Note Mar 06     March, 2006     $  6,003,593      $(13,750)
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND               Short 90   US 10 YR Note Mar 06     March, 2006        9,784,694       (61,869)
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND              Short 135    US Long Bond Mar 06     March, 2006       15,326,455       (88,789)
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND    Short 50    US 2 YR Note Mar 06     March, 2006       10,261,115          1,740
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND   Short 180    US 5 YR Note Mar 06     March, 2006       19,125,638       (16,237)
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND    Short 40   US 10 YR Note Mar 06     March, 2006        4,332,954       (43,296)
-------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL
INCOME FUND                       Short 75    US 2 YR Note Mar 06     March, 2006       15,401,242         12,180
-------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND           Short 50   US 10 YR Note Mar 06     March, 2006        5,455,099       (15,214)
-------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND           Short 20    US Long Bond Mar 06     March, 2006        2,265,540       (18,183)
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of December 31, 2005 the following Funds had open swap contracts:

                                                                              Credit
                               Swap Counter      Notional       Annual      Protection       Maturity        Net Unrealized
Fund                               Party         Principal   Premium Paid    Purchased         Date            Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL     JP Morgan Chase
   BOND FUND               Credit Protection*   $2,000,000       0.48%      $2,000,000   December 20, 2006      $ (7,811)
---------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL     JP Morgan Chase
   BOND FUND               Credit Protection*   $1,000,000       0.48%      $1,000,000   December 20, 2006        (3,905)
---------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM         JP Morgan Chase
   MUNICIPAL INCOME FUND   Credit Protection*   $7,000,000       0.48%      $7,000,000   December 20, 2006       (27,337)
---------------------------------------------------------------------------------------------------------------------------

* PROTECTION AGAINST CREDIT RATING DECLINE OF AMERICAN ELECTRIC POWER COMPANY, INC.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                            Sub-Advisory
                                                   Advisory Fees*                                           Fees** (% of
                               Average Daily        (% of Average                        Average Daily      Average Daily
Fund                             Net Assets       Daily Net Assets)    Sub-Adviser         Net Assets         Net Assets)
-------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND   $ 0 - $499 million          0.40         Wells Capital     $0 - $400 million       0.200
                             $500 - $999 million         0.35            Management   $400 - $800 million       0.175
                             $1 - $2.99 billion          0.30          Incorporated        > $800 million       0.150
                             $3 - $4.99 billion         0.275
                                > $4.99 billion          0.25
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND          $ 0 - $499 million          0.40         Wells Capital     $0 - $400 million       0.200
                             $500 - $999 million         0.35            Management   $400 - $800 million       0.175
                             $1 - $2.99 billion          0.30          Incorporated        > $800 million       0.150
                             $3 - $4.99 billion         0.275
                                > $4.99 billion          0.25
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL         $ 0 - $499 million          0.40         Wells Capital     $0 - $400 million       0.200
BOND FUND                    $500 - $999 million         0.35            Management   $400 - $800 million       0.175
                             $1 - $2.99 billion          0.30          Incorporated        > $800 million       0.150
                             $3 - $4.99 billion         0.275
                                > $4.99 billion          0.25
-------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                              Sub-Advisory
                                                     Advisory Fees*                                           Fees** (% of
                                Average Daily        (% of Average                       Average Daily       Average Daily
Fund                             Net Assets        Daily Net Assets)    Sub-Adviser        Net Assets          Net Assets)
--------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM               $0 - $499 million         0.40          Wells Capital     $0 - $400 million       0.200
MUNICIPAL INCOME FUND        $500 - $999 million         0.35             Management   $400 - $800 million       0.175
                              $1 - $2.99 billion         0.30           Incorporated        > $800 million       0.150
                              $3 - $4.99 billion        0.275
                                 > $4.99 billion         0.25
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND        $0 - $499 million         0.40          Wells Capital     $0 - $400 million       0.200
                             $500 - $999 million         0.35             Management   $400 - $800 million       0.175
                              $1 - $2.99 billion         0.30           Incorporated        > $800 million       0.150
                              $3 - $4.99 billion        0.275
                                 > $4.99 billion         0.25

* Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to each of the predecessor Strong Funds. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds. Both SCM and Funds Management, for their respective periods of time during the reporting period, were entitled to receive an annual fee at the following rate:

                                                                      Advisory Fees
                                                                      (% of Average
Fund                                     Average Daily Net Assets   Daily Net Assets)
-------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND                  $0 - $4 billion         0.370
                                          $4 billion - $6 billion         0.345
                                                     > $6 billion         0.320
-------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                               $0 - $4 billion         0.350
                                          $4 billion - $6 billion         0.325
                                                     > $6 billion         0.300
-------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                    $0 - $4 billion         0.250
                                          $4 billion - $6 billion         0.225
                                                     > $6 billion         0.200
-------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND            $0 - $4 billion         0.300
                                          $4 billion - $6 billion         0.275
                                                     > $6 billion         0.250
-------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                           $0 - $4 billion         0.370
                                          $4 billion - $6 billion         0.345
                                                     > $6 billion         0.320
-------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Advantage Funds. At the November 2005 meeting, the Board of the Trust approved changes to certain sub-advisory fee rates. As a result, effective January 1, 2006, the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                                       Sub-Advisory Fees
                                                                   Average Daily         (% of Average
Fund                                       Sub-Adviser               Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND       Wells Capital Management      $0 - $100 million          0.200
                                          Incorporated          $100 - $300 million          0.175
                                                                $300 - $500 million          0.150
                                                                     > $500 million          0.100
--------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND              Wells Capital Management      $0 - $100 million          0.200
                                          Incorporated          $100 - $300 million          0.175
                                                                $300 - $500 million          0.150
                                                                     > $500 million          0.100
--------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND   Wells Capital Management      $0 - $100 million          0.150
                                          Incorporated          $100 - $300 million          0.100
                                                                     > $300 million          0.050
--------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPA        Wells Capital Management      $0 - $100 million          0.150
   INCOME FUND                            Incorporated          $100 - $300 million          0.100
                                                                     > $300 million          0.050
--------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND          Wells Capital Management      $0 - $100 million          0.200
                                          Incorporated          $100 - $300 million          0.175
                                                                $300 - $500 million          0.150
                                                                     > $500 million          0.100
--------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                              Administration Fees**
                                          Average Daily           (% of Average
                                           Net Assets           Daily Net Assets)
-----------------------------------------------------------------------------------
   FUND LEVEL                           $0 - $4.99 billion            0.05
                                        $5 - $9.99 billion            0.04
                                           > $9.99 billion            0.03
-----------------------------------------------------------------------------------
   CLASS A                                                            0.28
-----------------------------------------------------------------------------------
   CLASS B                                                            0.28
-----------------------------------------------------------------------------------
   CLASS C                                                            0.28
-----------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                                0.10
-----------------------------------------------------------------------------------
   ADVISOR CLASS                                                      0.28

                                                              Administration Fees**
                                                                  (% of Average
                                                                Daily Net Assets)
-----------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                0.08
-----------------------------------------------------------------------------------
   INVESTOR CLASS                                                     0.45
-----------------------------------------------------------------------------------
   Short-Term Municipal Bond Fund:
-----------------------------------------------------------------------------------
   CLASS C                                                            0.23
-----------------------------------------------------------------------------------
   INVESTOR CLASS                                                     0.40
-----------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
  CLASS C                                                             0.28
--------------------------------------------------------------------------------
  INVESTOR CLASS                                                      0.28
--------------------------------------------------------------------------------
Ultra Short-Term Municipal Income Fund:
--------------------------------------------------------------------------------
  ADVISOR CLASS                                                       0.33
--------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                                 0.02
--------------------------------------------------------------------------------
  INVESTOR CLASS                                                      0.33

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004 though April 10, 2005, as shown below, have been combined with administration fees.

                                                                 Transfer Agent
                                                                 Fees and Other
                                                                Related Expenses
--------------------------------------------------------------------------------
  INTERMEDIATE MUNICIPAL BOND FUND
    INVESTOR CLASS                                                 $  17,268
--------------------------------------------------------------------------------
  MUNICIPAL BOND FUND
    INVESTOR CLASS                                                    81,697
--------------------------------------------------------------------------------
  SHORT-TERM MUNICIPAL BOND FUND
    CLASS C                                                            6,228
    INVESTOR CLASS                                                   138,967
--------------------------------------------------------------------------------
  ULTRA SHORT-TERM MUNICIPAL INCOME FUND
    ADVISOR CLASS                                                     25,431
    INSTITUTIONAL CLASS                                               14,513
    INVESTOR CLASS                                                   150,440
--------------------------------------------------------------------------------
  WISCONSIN TAX-FREE FUND
    CLASS C                                                            1,973
    INVESTOR CLASS                                                    13,396
--------------------------------------------------------------------------------

CUSTODY FEES
      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
  ALL MUNICIPAL INCOME FUNDS                                          0.02
--------------------------------------------------------------------------------

      Prior to March 21, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for the Strong Intermediate Municipal Bond Fund. Prior to March 28, 2005, State Street served as custodian for the Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund. Prior to April 11, 2005, State Street served as custodian for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund. From April 11, 2005 to April 22, 2005, State Street served as interim custodian for the Municipal Bond Fund and Short-Term Municipal Bond Fund. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                      % of Average
   Share Class                                                                     Daily Net Assets***
------------------------------------------------------------------------------------------------------
   CLASS A, CLASS B, CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS, INVESTOR CLASS          0.25
------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                                                    0.00

      ***Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan.

      For the six months ended December 31, 2005, shareholder servicing fees paid were as follows:

   Fund                                       Class A   Class B   Class C   Administrator   Advisor   Investor
--------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                     N/A       N/A       N/A         N/A           N/A   $ 98,541
--------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                       $175,327   $27,397   $ 2,566     $22,054           N/A    258,769
--------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND                 N/A       N/A     8,940         N/A           N/A    841,456
--------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND         N/A       N/A       N/A         N/A       $22,456    661,386
--------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                        N/A       N/A     3,675         N/A           N/A     71,367
--------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class C, Advisor Class and certain Investor Class shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 1.00% of the average daily net assets of the Class C shares of the Short-Term Municipal Bond Fund and Wisconsin Tax-Free Fund, 0.25% of the average daily net assets of the Advisor Class shares of the Ultra Short-Term Municipal Income Fund and 0.25% of the average daily net assets of the Investor Class shares of the Intermediate Municipal Bond Fund and Wisconsin Tax-Free Fund.

      For the period ended December 31, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 21, 2005, State Street served as fund accountant for the Strong Intermediate Municipal Bond Fund. Prior to March 28, 2005, State Street served as fund accountant for the Strong Ultra Short-Term Municipal Income Fund and Strong Wisconsin Tax-Free Fund. Prior to April 25, 2005, State Street served as fund accountant for the Strong Municipal Bond Fund and Strong Short-Term Municipal Bond Fund. Fund accounting fees were paid by the funds' administrator through April 10, 2005, and not by the funds.

      From April 11, 2005 to April 22, 2005, State Street served as interim fund accountant for the Municipal Bond Fund and Short-Term Municipal Bond Fund and was entitled to receive an annual asset based fee, a fixed fund accounting base fee, multiple class fee and certain out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from July 1, 2005 through December 31, 2005 were as follows:

                                                                     Net Operating Expense Ratios
   Fund                                    Class A   Class B   Class C    Administrator   Advisor   Institutional   Investor
----------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                N/A       N/A      N/A            N/A          N/A          N/A         0.75%
----------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                      0.85%     1.60%    1.60%          0.48%         N/A          N/A         0.80%
----------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND            N/A       N/A      1.59%**        N/A          N/A          N/A         0.66%
----------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND    N/A       N/A      N/A            N/A         0.78%*       0.37%        0.72%
----------------------------------------------------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND                   N/A       N/A      1.49%          N/A          N/A          N/A         0.75%
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

      * Effective November 1, 2005, the net expense cap changed from 0.80% to 0.72%. However, the net expense reported is the actual expense that occurred during the six-month period ended December 31, 2005.

      ** Effective November 1, 2005, the net expense cap changed from 1.60% to 1.55%. However, the net expense reported is the actual expense that occured during the six-month period ended December 31, 2005.

      Prior to April 11, 2005, the predecessor adviser, Funds Management, and/or the administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive fees and/or absorb expenses in the amount of 0.010% for Intermediate Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund and 0.033% for Municipal Bond Fund from May 21, 2004 to May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SCM and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Investor Class shares of the Wisconsin Tax-Free Fund until March 1, 2006, to keep total annual operating expenses at no more than 0.75%. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From November 1, 2004 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                                Waived Fees and
                                                            Reimbursed Expenses
--------------------------------------------------------------------------------
   INTERMEDIATE MUNICIPAL BOND FUND
     FUND LEVEL                                                        $  5,333
     INVESTOR CLASS                                                     158,163
--------------------------------------------------------------------------------
   MUNICIPAL BOND FUND
     FUND LEVEL                                                          36,732
     INVESTOR CLASS                                                           0
--------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND
     FUND LEVEL                                                          39,762
     CLASS C                                                                  0
     INVESTOR CLASS                                                           0
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND
     FUND LEVEL                                                          72,964
     ADVISOR CLASS                                                        6,962
     INSTITUTIONAL CLASS                                                      0
     INVESTOR CLASS                                                           0
--------------------------------------------------------------------------------
   WISCONSIN TAX-FREE FUND
     FUND LEVEL                                                          17,936
     CLASS C                                                              6,014
     INVESTOR CLASS                                                     148,662
--------------------------------------------------------------------------------

   4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended December 31, 2005, were as follows:

    Fund                                      Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
    INTERMEDIATE TAX-FREE FUND                  $ 46,957,699      $  37,511,557
--------------------------------------------------------------------------------
    MUNICIPAL BOND FUND                          260,879,484        265,178,569
--------------------------------------------------------------------------------
    SHORT-TERM MUNICIPAL BOND FUND               482,000,403        478,373,373
--------------------------------------------------------------------------------
    ULTRA SHORT-TERM MUNICIPAL INCOME FUND       553,843,921        633,242,754
--------------------------------------------------------------------------------
    WISCONSIN TAX-FREE FUND                       40,594,278         36,175,274
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended December 31, 2005, there were no borrowings by the Municipal Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

OTHER INFORMATION (UNAUDITED)

                                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund are publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.

      Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES****

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987      Associate Professor of Finance,     None
63                                            Wake Forest University,
                                              Calloway School of Business
                                              and Accountancy.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998      Chairman, CEO, and Co-              None
63                   (Chairman, since 2005)   Founder of Crystal Geyser
                                              Water Company and President
                                              of Crystal Geyser Roxane Water
                                              Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee, since 1987      Retired. Prior thereto, President   None
72                                            of Richard M. Leach Associates
                                              (a financial consulting firm).
-----------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996      Senior Counselor to the public      None
54                                            relations firm of Himle-Horner
                                              and Senior Fellow at the
                                              Humphrey Institute,
                                              Minneapolis, Minnesota (a
                                              public policy organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996      Principal in the law firm of        None
65                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee, since 1987      Private Investor/Real Estate        None
61                                            Developer; Chairman of White
                                              Point Capital, LLC.
-----------------------------------------------------------------------------------------------------

OFFICERS*****

                     POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of         None
46                                            Wells Fargo Bank, N.A. and
                                              President of Wells Fargo Funds
                                              Management, LLC. Senior Vice
                                              President and Chief
                                              Administrative Officer of
                                              Wells
                                              Fargo Funds Management, LLC
                                              from 2001 to 2003. Vice
                                              President of Wells Fargo Bank,
                                              N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer, since 2003    Senior Vice President of Wells      None
37                                            Fargo Bank, N.A. and Senior
                                              Vice President of Operations
                                              for Wells Fargo Funds
                                              Management, LLC. Prior
                                              thereto, Operations Manager
                                              at Scudder Weisel Capital,
                                              LLC from 2000 to 2001.
                                              Director of Shareholder
                                              Services at BISYS Fund
                                              Services from 1999 to 2000.
-----------------------------------------------------------------------------------------------------
C. David Messman     Secretary, since 2000    Vice President and Managing         None
45                                            Senior Counsel of Wells Fargo
                                              Bank, N.A. and Senior Vice
                                              President and Secretary of
                                              Wells
                                              Fargo Funds Management, LLC.
                                              Vice President and Senior
                                              Counsel of Wells Fargo Bank,
                                              N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------

    * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

   ** As of December 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

  *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

 **** Effective January 1, 2006, Olivia Mitchell joined the Board of Trustees as a non-interested Trustee.

***** Effective February 8, 2006, A. Erdem Cimen replaced Stacie D. DeAngelo as the Treasurer of the Funds.

LIST OF ABBREVIATIONS               WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(C) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                   RT55156 02-06
                                                              SMUNL/SAR106 12-05


ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                           Wells Fargo Funds Trust

                                           By: /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

                                           By: /s/ A. Erdem Cimen

                                               A. Erdem Cimen
                                               Treasurer

                                           Date: February 21, 2006